Registration No. 333-148387

Registration No. 811-21095

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 11	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 90	[X]

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT C

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
President and Assistant Secretary	Senior Vice President, General Counsel and Secretary
Annuity Investors Life Insurance Company	Annuity Investors Life Insurance Company
P.O. Box 5423	P.O. Box 5423
Cincinnati, Ohio 45201-5423	Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)
KEVINL.COONEY, ESQ.
Frost Brown Todd LLC
9277 Centre Point Drive, Suite 300
West Chester, Ohio 45069

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on May 1, 2018 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in Annuity Investors Variable Account C under Transition20 individual flexible premium deferred variable annuity contracts

ANNUITY INVESTORS VARIABLE ACCOUNT C

Transition20 Contract—File No. 333-148387

Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus
1. Cover Page	Cover Page
2. Definitions	Definitions (Definitions used in specific sections are defined in those sections.)
3. Synopsis	Expense Tables; Overview
4. Condensed Financial Information
(a) Accumulation unit values	Financial Information: Condensed Financial Information; Appendix A: Condensed Financial Information; Appendix D: Closed Subaccounts: Condensed Financial Information for Closed Subaccounts
(b) Financial statements	Financial Information: Financial Statements
5. General Description of Registrant, Depositor and Portfolio Companies
(a) Depositor	Annuity Investors Life Insurance Company ®
(b) Registrant	The Separate Account
(c) Portfolio companies	The Portfolios
(d) Portfolios prospectuses	The Portfolios
(e) Voting	Voting of Portfolio Shares
(f) Administrator	Not Applicable
6. Deductions and Expenses
(a) Deductions	Fees and Charges; Supplemental Prospectus—Guaranteed Lifetime Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit
(b) Sales load	Early Withdrawal Charge
(c) Special purchase plans	Waiver of Early Withdrawal Charges; Additional Information about Waivers
(d) Commissions	Distribution and Compensation Arrangements
(e) Portfolio company expenses	Expense Tables
(f) Operating expenses	Expense Tables
7. General Description of Variable Annuity Contracts
(a) Persons with rights	The Contract: Ownership Provisions; The Contract: Annuitant Provisions; The Contract: Beneficiary Provisions; The Contract: Payees under the Contract; Voting of Portfolio Shares
(b) (i) Allocations of premium payments	Purchase Payments and Allocations to Investment Options: Purchase Payments; Purchase Payments and Allocations to Investment Options: Allocations to Investment Options; Supplemental Prospectus—Guaranteed Lifetime Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit
(ii) Transfers	Transfers; Supplemental Prospectus—Guaranteed Lifetime Withdrawal Benefit; Supplemental ProspectusGuaranteed Minimum Withdrawal Benefit
(iii) Exchanges	Not Applicable
(c) Changes in contracts or operations	The Contract; The Separate Account
(d) Inquiries	Overview: How Do I Contact the Company?
(e) Frequent transfer risks	Transfers: Transfer Restrictions Related to Active Trading Strategies; Appendix B: Transfer Restrictions
8. Annuity Period	Definitions; Annuity Benefit; Settlement Options

1

Form N-4 Part A Item No.	Heading in Prospectus
9. Death Benefit	Death Benefit; Settlement Options
10. Purchases and Contract Values

(a) Purchases	Purchase Payments and Allocations to Investment Options: Purchase Payments

(b) Impact of portfolio company investment performance	Purchase Payments and Allocations to Investment Options: Purchase Payments

(c) Daily calculation	Purchase Payments and Allocations to Investment Options: Purchase Payments; Definitions

(d) Underwriter	Distribution and Compensation Arrangements
11. Redemptions

(a) Redemptions	Withdrawals and Surrenders

(b) Texas Optional Retirement Program	Not applicable

(c) Check delay	Withdrawals and Surrenders

(d) Involuntary redemption	Transfers; The Contract: Cancellation and Termination: Our Right to Terminate

(e) Free look	The Contract: Cancellation and Termination: Your Right to Cancel
12. Taxes	Federal Tax Matters
13. Legal Proceedings	Annuity Investors Life Insurance Company
14. Table of Contents for Statement of Additional Information	Statement of Additional Information

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)
15. Cover Page	(SAI) Cover Page
16. Table of Contents	(SAI) Table of Contents
17. General Information and History	(SAI) Annuity Investors Life Insurance Company: General Information and History
18. Services

(a) Fees and expenses of registrant	(Prospectus) Expense Tables

(b) Management contracts	Not Applicable

(c) Custodian	Not Applicable

Independent auditors	(SAI) Services: Experts

(d) Assets of registrant	Not Applicable

(e) Affiliated persons	Not Applicable

(f) Principal underwriter	Not Applicable
19. Purchase of Securities Being Offered

(a) Purchases	See Items No. 6(a), 6(b), 6(c) and 7(b) above

(b) Sales load	See Items No. 6(b), 6(c), 6(d) and 10(d) above

(c) Frequent transfer arrangements	Not Applicable
20. Underwriters	See Item 10(d) above; (SAI) Distribution of the Contracts
21. Calculation of Performance Data

(a) Money market funded subaccounts	Not Applicable

(b) Other subaccounts	Not Applicable
22. Annuity Payments	(SAI) Form of Benefit Payments Under Settlement Options; (SAI) Glossary of Financial Terms
23. Financial Statements	(SAI) Financial Statements

2

Form N-4 Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

Transition20®

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

PROSPECTUS DATED MAY 1, 2018

This prospectus describes an individual flexible premium deferred variable annuity contract (the “Contract”). Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contract.

The Contract is available for tax-qualified and non-tax-qualified annuity purchases. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contract offers tax-deferred treatment of earnings, Annuity Benefits, a Death Benefit, and an optional Enhanced Death Benefit. The Contract offers both variable and fixed investment options.

The variable investment options are Subaccounts of Annuity Investors® Variable Account C (the “Separate Account”). Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”). The Subaccounts available under the Contract invest in the corresponding Portfolios listed below.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio – Class B (Closed)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund – Series I Shares

Invesco V.I. Comstock Fund – Series I Shares

Invesco V.I. Global Real Estate Fund – Series II Shares

Invesco V.I. International Growth Fund – Series II Shares

Invesco V.I. Mid Cap Core Equity Fund – Series II Shares

Invesco V.I. Mid Cap Growth Fund – Series II Shares

Invesco V.I. Small Cap Equity Fund – Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio – Class II

Morningstar Conservative ETF Asset Allocation Portfolio – Class II

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund – Class I

VP Large Company Value Fund – Class II

VP Mid Cap Value Fund – Class II

Calamos Advisors Trust

Calamos Growth and Income Portfolio (Closed)

Davis Variable Account Fund, Inc.

Davis Value Portfolio (Closed)

Deutsche Variable Series II

Deutsche International Growth VIP – Class A

Deutsche Small Mid Cap Value VIP – Class B

Dreyfus Investment Portfolios

MidCap Stock Portfolio – Service Shares

Dreyfus Stock Index Fund, Inc. – Service Shares

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Shares

Dreyfus Variable Investment Fund

Government Money Market Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Global Discovery VIP Fund – Class 2

Franklin Mutual Shares VIP Fund – Class 2

Franklin Small Cap Value VIP Fund – Class 2

Franklin U.S. Government Securities VIP Fund – Class 2

Templeton Foreign VIP Fund – Class 2

Templeton Global Bond VIP Fund – Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio – Service Shares

Janus Henderson VIT Enterprise Portfolio – Service Shares

Janus Henderson VIT Overseas Portfolio – Service Shares

Janus Henderson VIT Research Portfolio – Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio – Class I

Mid Cap Growth Portfolio – Class I

Neuberger Berman Advisers Management Trust

Guardian Portfolio – Class S

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA – Service Shares

Oppenheimer Conservative Balanced Fund/VA – Service Shares (Closed)

Oppenheimer Global Fund/VA – Service Shares

Oppenheimer Main Street Fund®/VA – Service Shares

Oppenheimer Main Street Small Cap Fund/VA – Service Shares

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio – Administrative Class

PIMCO Real Return Portfolio – Administrative Class

PIMCO Total Return Portfolio – Administrative Class

Wilshire Variable Insurance Trust

2015 Fund

2025 Fund

2035 Fund

ALPS Variable Investment Trust: On or about April 30, 2016, the following Portfolios were renamed.

Ibbotson Balanced ETF Asset Allocation Portfolio was renamed Morningstar Balanced ETF Asset Allocation Portfolio.

Ibbotson Conservative ETF Asset Allocation Portfolio was renamed Morningstar Conservative ETF Asset Allocation Portfolio.

Ibbotson Growth ETF Asset Allocation Portfolio was renamed Morningstar Growth ETF Asset Allocation Portfolio.

Ibbotson Income and Growth Asset Allocation Portfolio was renamed Morningstar Income and Growth ETF Asset Allocation Portfolio.

Deutsche Variable Series II: Effective on October 1, 2017, Deutsche Global Growth VIP was renamed Deutsche International Growth VIP.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Effective on or about May 1, 2017, The Dreyfus Socially Responsible Growth Fund, Inc. was renamed The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Dreyfus Variable Investment Fund: On or about April 30, 2016, Money Market Portfolio was renamed Government Money Market Portfolio.

Janus Aspen Series: Effective May 1, 2017, Janus Portfolio was renamed Research Portfolio. Effective on June 5, 2017, the following Portfolios were renamed.

Janus Aspen Balanced Portfolio was renamed Janus Henderson VIT Balanced Portfolio.

Janus Aspen Enterprise Portfolio was renamed Janus Henderson VIT Enterprise Portfolio.

Janus Aspen Overseas Portfolio was renamed Janus Henderson VIT Overseas Portfolio.

Janus Aspen Research Portfolio was renamed Janus Henderson VIT Research Portfolio.

Morgan Stanley Variable Insurance Fund, Inc.: Effective on or about May 1, 2017, The Universal Institutional Funds, Inc. was renamed Morgan Stanley Variable Insurance Fund, Inc.

Wilshire Variable Insurance Trust: Effective on May 1, 2016, the following Funds were renamed.

2015 ETF Fund was renamed 2015 Fund.

2025 ETF Fund was renamed 2025 Fund.

2035 ETF Fund was renamed 2035 Fund.

Closed Subaccounts

Investment options listed above as “(Closed)” are available only to Contract owners who held Accumulation Units in the applicable Subaccount on the cutoff date listed below. If you have funds allocated to one of these closed Subaccounts, please see Appendix D: Closed Subaccounts.

Cutoff Date
AB Variable Products Series Fund, Inc.: AB International Value Portfolio - Class B	April 30, 2010

Calamos Advisors Trust: Calamos Growth and Income Portfolio	April 30, 2012

Davis Variable Account Fund: Davis Value Portfolio	April 30, 2015

Oppenheimer Variable Account Funds: Conservative Balanced Fund/VA - Service Shares	April 30, 2009

Fixed Investment Option

The Contract currently offers one fixed investment option: the Fixed Accumulation Account. This fixed investment option is provided through the Company’s Fixed Account.

Supplement for Contracts Issued Before June 1, 2009 with Guaranteed Withdrawal Benefit Riders

If your Contract effective date is before June 1, 2009, your Contract includes Guaranteed Withdrawal Benefit Riders. You should carefully read the Supplement Dated May 1, 2018 for Contracts Issued Before June 1, 2009 and keep it for future reference. Your Contract effective date is set out on your Contract specifications page.

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This prospectus includes information you should know before investing in a Contract. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2018, contains more information about the Separate Account and the Contract. The SAI is part of this prospectus. The table of contents for the SAI is printed on the last page of this prospectus. For a free copy of the SAI, complete and return the form on the last page of this prospectus, or call us at 1-800-789-6771. You may also access the SAI (as well as other information regarding the Contract, the Separate Account or the Company) at the Securities and Exchange Commission web site: www.sec.gov. The SEC file number for the Contract is 333-148387.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•  The Contract may be sold by a bank or credit union, but it is not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•  The Contract is not FDIC or NCUSIF insured.

•  The Contract involves investment risk and may lose value.

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Contract Availability and Form Number

The Contract is not available in all states. To find out if it is available in the state where you live, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771. Our form number for the Contract is P1814507NW. This form number may vary by state.

Right to Cancel

You may cancel your Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

Overview

A brief overview of the Contract is included on pages 9-10 of this prospectus.

DEFINITIONS

The capitalized terms defined in this section of the prospectus will have the meanings given to them when used in this prospectus. Other terms that have a specific meaning under the Contract, but which are not defined in this section, will be explained in the section of this prospectus where they are primarily used.

Account Value. The sum of your “variable account value” and your “fixed account value.” Your “variable account value” is the value of your interest in all of the Subaccounts. Your “fixed account value” is the value of your interest in the Fixed Accumulation Account.

Accumulation Unit. A unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the “Accumulation Unit Value.”

Annuitant. The natural person on whose life Annuity Benefit payments are based. Annuity Benefit payments generally are made to the Annuitant as payee. More information about the Annuitant is included in the Contract section of this prospectus.

Annuity Benefit. The payments that may be made under the Annuity Benefit section of the Contract.

Beneficiary. The person entitled to receive any Death Benefit that is to be paid under the Contract. More information about the Beneficiary is included in the Contract section of the prospectus.

Benefit Unit. A unit of measure used to determine the dollar value of any variable dollar payments after the Commencement Date. The value of a Benefit Unit is referred to as the “Benefit Unit Value.”

Company. Annuity Investors Life Insurance Company®. The words “we” “us” and “our” in this prospectus also refer to Annuity Investors Life Insurance Company®.

Commencement Date. The Annuity Commencement Date if an Annuity Benefit is payable or the Death Benefit Commencement Date if a Death Benefit is payable.

•	The Annuity Commencement Date is the first day of the first payment interval for which payment of an Annuity Benefit is to be made. The Annuity Commencement Date on the Contract effective date is shown on the Contract specifications page.

•	The Death Benefit Commencement Date is: (1) the first day of the first payment interval for a Death Benefit that is paid as periodic payments; or (2) the date of payment for a Death Benefit that is paid as a lump sum.

Contract. A contract described in this prospectus. The term “Contract” includes any riders or endorsements to the Contract, any application for the Contract, and any application for a rider or an endorsement to the Contract.

Contract Anniversary. The date in each year that is the annual anniversary of the Contract effective date. The Contract effective date is the date that the Contract is issued. The Contract effective date is set out on the Contract specifications page.

Contract Year. Each 12 month period that begins on the Contract effective date or on a Contract Anniversary.

Death Benefit. The benefit described in the Death Benefit section of the Contract.

Fixed Account. The Fixed Account is part of the Company’s general account. The Fixed Accumulation Account is provided through the Fixed Account.

Good Order. We cannot process information or a request until we have received your instructions in “Good Order” at our administrative office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Net Investment Factor. The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.

The Net Investment Factor for each Valuation Period reflects changes in the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits or charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner. The owner of the Contract. The words “you” and “your” in this prospectus also refer to the Owner.

Portfolio. A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.

Purchase Payment. An amount received by us for the Contract. This amount is after the deduction of applicable premium or other taxes.

Separate Account. Annuity Investors Variable Account C, which is an account that was established and is maintained by the Company.

Subaccount. A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this prospectus.

Surrender Value. An amount equal to your Account Value as of the end of the applicable Valuation Period, reduced by: (1) any fees or charges that would apply upon a surrender; (2) any applicable premium tax or other taxes not previously deducted; and (3) the outstanding balance of any loans.

SEC. Securities and Exchange Commission.

Tax Qualified Contract. A contract that is intended to qualify for special tax treatment for certain retirement savings arrangements. The Contract specifications page indicates whether the Contract is a Tax-Qualified Contract.

Valuation Date. Each day on which the New York Stock Exchange is open for business.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to: (1) any payment that we make before we acknowledge the Written Request; and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Additional Details. The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated: variable account value, fixed account value, Accumulation Unit Values, and Benefit Unit Values.

EXPENSE TABLES

These tables describe the fees and expenses you will pay when you buy your Contract, during the time that you own your Contract, and when you withdraw money from your Contract.

Table A: Contract Owner Transaction Expenses

The first table describes the fees and expenses that you will pay at the time you buy your Contract, withdraw money from your Contract, surrender your Contract, annuitize your Contract, make a transfer between investment options, or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Sales load imposed on Purchase Payments	None	None
Early withdrawal charge on withdrawals and on surrender or annuitization	7.00%	7.00%
Transfer Fee	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Processing Fee	None	$50
Loan Interest Spread	3.00%	7.00%

The early withdrawal charge is calculated as a percentage of the Purchase Payment withdrawn, surrendered or annuitized. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 4 years. We waive the early withdrawal charge that would otherwise apply if you annuitize your Contract for life or for a fixed period of at least 10 years and under other circumstances described in the Waiver of Early Withdrawal Charges section of this prospectus.

The transfer fee currently applies to each transfer in excess of 12 in any Contract Year.

Loans are available only on certain Tax Qualified Contracts. Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The Loan Interest Spread is the difference between the interest rate we charge you on a loan and the interest rate we credit to collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to collateral may be as low as 1%, the maximum loan interest spread is 7%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest spread will be higher than 7%.

Table B: Annual Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

	Standard Contract	Contract with Enhanced Death Benefit Rider	Contract with Enhanced Death Benefit Rider Issued Before 5/1/09
Annual Contract Maintenance Fee	$30	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.50%	1.75%	1.70%
Administration Charge	0.15%	0.15%	0.15%
Total Separate Account Annual Expenses	1.65%	1.90%	1.85%

If you surrender your Contract, we will apply the contract maintenance fee at that time.

The Enhanced Death Benefit Rider is optional. If you want to add the Enhanced Death Benefit Rider to your Contract, you must request it when you purchase your Contract. There is no separate charge for this Rider but, if you select the Rider when you buy your Contract, a higher mortality and expense risk charge will apply to your Contract. See the Death Benefit section of this prospectus for more information about this Rider.

Table C: Total Annual Portfolio Operating Expenses

The next table shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.

Minimum	Maximum
0.52%	1.60%

The minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc.

The maximum expenses are the expenses of the 2035 ETF Fund.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2017. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the Financial Investors Variable Insurance Trust (Morningstar portfolios) and the Wilshire Variable Insurance Trust (Wilshire portfolios) are structured as “fund of funds” and invest in other investment companies (acquired funds). As a result, each Morningstar portfolio and each Wilshire portfolio will likely incur higher expenses than funds that invest directly in securities.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include:

•	early withdrawal charges (described in Table A above);

•	annual contract maintenance fee and Separate Account annual expenses (described in Table B above); and

•	Portfolio operating expenses (described in Table C above).

Your actual costs may be higher or lower than the costs shown in the examples.

Example 1: Contract with Optional Death Benefit Rider and Maximum Fund Operating Expenses

Assumptions:

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.90% are incurred.

•	The maximum Portfolio expenses (1.60%) are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,088	$1,736	$2,187	$5,095
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$388	$1,236	$2,187	$5,095

Example 2: Contract with No Riders and Minimum Fund Operating Expenses

Assumptions:

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You do not select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.65% are incurred.

•	The minimum Portfolio expenses (0.52%) are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$954	$1,317	$1,462	$3,498
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$254	$817	$1,462	$3,498

FINANCIAL INFORMATION

Condensed Financial Information. Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes: (1) year-end accumulation unit values for each Subaccount for each of the last ten fiscal years through December 31, 2017, or from the end of the year of inception of a Subaccount, if later, to December 31, 2017; and (2) number of accumulation units outstanding as of the end of the period or year.

Financial Statements. The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW

What is the Separate Account?

The Separate Account is an account that was established and is maintained by the Company. It is divided into Subaccounts. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of this prospectus. When you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolio.

What Is the Contract?

The Contract is an individual deferred variable annuity, which is an insurance product. It is a contract between you and the Company, under which we promise to pay a stream of payments to you at some future date. Like other variable annuities, it is designed to be a long-term investment, to meet retirement and other long-range goals.

The Contract offers both variable and fixed investment options to which you can allocate Purchase Payments. The value of your investment as a variable annuity owner will vary depending on the performance of the investment options you choose.

What Benefits Are Available under the Contract?

Annuity Benefit	If you annuitize your Contract, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected. This feature helps protect you against the possibility that you will outlive your assets.

Death Benefit	We will generally pay a Death Benefit to your Beneficiary if you die before the Annuity Commencement Date and before you surrender the Contract.

Optional Enhanced Death Benefit

If you select the Enhanced Death Benefit Rider when you purchase your Contract, it will ensure that historical Account Values are considered in the calculation of the Death Benefit.

You cannot terminate this Rider after the Contract effective date.

Tax Deferral

Your Contract is tax-deferred. This means you pay no taxes on the interest and investment gains in your Contract until you withdraw money from your Contract. You may transfer money from one investment option to another within your Contract without paying tax at the time of the transfer.

If your Contract was issued in conjunction with a retirement arrangement that provides tax deferral, the Contract will not provide additional tax deferral and should be purchased for its other benefits and features.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. For more information about how withdrawals impact the Death Benefit, see the Other Information about the Death Benefit Amount section of this prospectus and the examples in Appendix C.

What Are the Risks Related to the Contract?

•	The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease.

•	Claims related to the annuity and death benefits are backed only by the claims paying ability of the Company.

•	An early withdrawal charge may apply if you withdraw money from your Contract or surrender or annuitize your Contract.

•	If you withdraw money from your Contract or surrender your Contract before age 59 1⁄2, a penalty tax may be applicable.

How Do I Purchase or Cancel a Contract?

You may purchase a Contract only through a registered securities representative. The minimum initial Purchase Payment is $20,000. Other information about purchasing a Contract is set out in the Purchase Payments section of this prospectus. More information about ownership of a Contract is included in The Contract section of this prospectus.

You may cancel your Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

What Fees and Charges Apply to the Contract?

We will charge the fees and charges listed below.

• An annual Contract maintenance fee	• A mortality and expense risk charge
• A transfer fee for certain transfers among investment options	• Premium taxes, if any
• An early withdrawal charge, if applicable	• Loan processing fee, if applicable
• An administration charge

We may reduce or waive a fee or charge as discussed in the Fees and Charges section of this prospectus. The mortality and expense risk charge may never be entirely waived.

In addition to fees and charges under the Contract, the Portfolios incur expenses that are passed through to you. Portfolio expenses for the fiscal year ended December  31, 2017 are described in the prospectuses of the Portfolios.

Will Any Charges or Penalties Apply if I Make Withdrawals or Surrender or Annuitize the Contract?

An early withdrawal charge may apply if you make withdrawals from your Contract, surrender your Contract or annuitize your Contract. This early withdrawal charge is sometimes called a deferred sales load or a surrender charge. In addition, we will deduct the annual Contract maintenance fee when you surrender your Contract. These charges and fees are described in the Fees and Charges section of this prospectus.

If you withdraw money from or surrender a Tax-Qualified Contract, the full amount withdrawn or surrendered is generally subject to income tax. If you withdraw money from or surrender any other Contract, only the amount representing gains is subject to income tax. If you are under age 59 1⁄2, the taxable amount is also generally subject to a 10% federal penalty tax. Tax consequences of a withdrawal or a surrender are described more fully in the Federal Tax Matters section of this prospectus. The right to withdraw or surrender may be restricted under certain tax-qualified retirement arrangements.

How Do I Contact the Company?

Any questions or inquiries should be directed to P.O. Box 5423, Cincinnati, Ohio 45201-5423. Please include your Contract number and your name. You may also call us at 1-800-789-6771 or contact us through our web site, www.gaig.com.

THE PORTFOLIOS

Overview

The Separate Account is divided into Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The prospectus of each Portfolio contains information about its investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts. For a copy of the prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, OH 45201-4523, call us at 1-800-789-6771, or go to our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

You are responsible for choosing Subaccounts and making allocations that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making these decisions, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you. You bear the risk that the value of your Contract may decline as a result of the performance of the Subaccounts you have chosen. Therefore, you should carefully consider any decisions regarding Purchase Payment allocations and transfers to a Subaccount. You should monitor and periodically re-evaluate your investment allocations to determine if they are still appropriate. We do not provide investment advice and we do not recommend or endorse any of the available investment options in the Contract.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expense related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

Each Morningstar Portfolio and each Wilshire Portfolio listed in the table below is structured as a “fund of funds.” A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invest directly in securities. Each Morningstar Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Morningstar Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund	Series I	Invesco Advisers, Inc.	US equity mid cap: mid-cap blend

Invesco V.I. Comstock Fund	Series I	Invesco Advisers, Inc.	US equity large cap value: large value

Invesco V.I. Global Real Estate Fund	Series II	Invesco Advisers, Inc.	Real estate sector equity: global real estate

Invesco V.I. International Growth Fund	Series II	Invesco Advisers, Inc.	Global equity large cap: foreign large growth

Invesco V.I. Mid Cap Core Equity Fund	Series II	Invesco Advisers, Inc.	US equity mid cap: mid-cap blend

Invesco V.I. Mid Cap Growth Fund	Series II	Invesco Advisers, Inc.	US equity mid cap: mid-cap growth

Invesco V.I. Small Cap Equity Fund	Series I	Invesco Advisers, Inc.	US equity small cap: small blend

ALPS Variable Investors Trust

Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	Moderate allocation: 50% to 70% equity

Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	Cautious allocation: 15% to 30% equity

Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	Aggressive allocation: 70% to 85% equity

Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	Cautious allocation: 30% to 50% equity

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund	Class I	American Century Investment Management, Inc.	US equity mid cap: mid-cap growth

VP Large Company Value Fund	Class II	American Century Investment Management, Inc.	US equity large cap value: large value

VP Mid Cap Value Fund	Class II	American Century Investment Management, Inc.	US equity mid cap: mid-cap value

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
Deutsche Variable Series II

Deutsche International Growth VIP	Class A	Deutsche Investment Management Americas Inc.	Global equity: world stock

Deutsche Small Mid Cap Value VIP	Class B	Deutsche Investment Management Americas Inc.	US equity mid cap: mid-cap value

Dreyfus

Dreyfus Investment Portfolios: Mid Cap Stock Portfolio	Service	The Dreyfus Corporation	US equity mid cap: mid-cap blend

Dreyfus Stock Index Fund, Inc.	Service	The Dreyfus Corporation Index Manager: Mellon Capitol Management (an affiliate of The Dreyfus Corporation)	US equity large cap blend: large blend

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.	Service	The Dreyfus Corporation Sub-Adviser: Newton Investment Management (North America) Limited (an affiliate of The Dreyfus Corporation)	US equity large cap blend: large blend

Dreyfus Variable Investment Fund: Government Money Market Portfolio	N/A	The Dreyfus Corporation	US money market: prime money market

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	Global equity: world stock

Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	Aggressive allocation: 85% + equity

Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services, LLC	US equity small cap: small value

Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc.	US fixed income: intermediate government

Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel, LLC	Global equity large cap: foreign large value

Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc.	Global fixed income: world bond

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio	Service	Janus Capital Management LLC	Moderate allocation: 50% to 70% equity

Janus Henderson VIT Enterprise Portfolio	Service	Janus Capital Management LLC	US equity mid cap: mid-cap growth

Janus Henderson VIT Overseas Portfolio	Service	Janus Capital Management LLC	Global equity large cap: foreign large blend

Janus Henderson VIT Research Portfolio	Service	Janus Capital Management LLC	US equity large cap growth: large growth

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management Inc.	US fixed income: intermediate term bond

Mid Cap Growth Portfolio	Class I	Morgan Stanley Investment Management Inc.	US equity mid cap: mid-cap growth

Neuberger Berman Advisers Management Trust

Guardian Portfolio	Class S	Neuberger Berman Investment Advisers LLC	US equity large cap growth: large growth

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA	Service	OFI Global Asset Management, Inc. Sub-Advisor: OppenheimerFunds, Inc.	US equity large cap growth: large growth

Oppenheimer Global Fund/VA	Service	OFI Global Asset Management, Inc. Sub-Advisor: OppenheimerFunds, Inc.	Global equity: world stock

Oppenheimer Main Street Fund®/VA	Service	OFI Global Asset Management, Inc. Sub-Advisor: OppenheimerFunds, Inc.	US equity large cap blend: large blend

Oppenheimer Main Street Small Cap Fund®/VA	Service	OFI Global Asset Management, Inc. Sub-Advisor: OppenheimerFunds, Inc.	US equity small cap: small blend

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio	Administrative	Pacific Investment Management Company LLC	High yield fixed income: high yield bond

PIMCO Real Return Portfolio	Administrative	Pacific Investment Management Company LLC	Inflation linked: inflation-protected bond

PIMCO Total Return Portfolio	Administrative	Pacific Investment Management Company LLC	US fixed income: intermediate-term bond

Wilshire Variable Insurance Trust

2015 Fund	N/A	Wilshire Associates Incorporated	Target date 2000-2020: target date 2015

2025 Fund	N/A	Wilshire Associates Incorporated	Target date 2021-2045: target date 2025

2035 Fund	N/A	Wilshire Associates Incorporated	Target date 2021-2045: target date 2035

The investment category for a Portfolio that is listed in the table above was assigned by an unaffiliated provider of independent investment research and is based on portfolio statistics and compositions over the past three years.

THE FIXED ACCUMULATION ACCOUNT

The currently available fixed investment option is the Fixed Accumulation Account. Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS

Overview

You may purchase a Contract only through a registered securities representative.

The Contract is available for tax-qualified annuity purchases and non-tax-qualified annuity purchases.

•	Owners of Tax-Qualified Contracts must be between the ages of 18 and 85 on the Contract effective date.

•	Owners of other contracts must be between the ages of 0 and 85 on the Contract effective date.

To determine if you are eligible to purchase a Contract, we will use your age as of your last birthday.

We will allocate Purchase Payments to the available Subaccounts and the Fixed Accumulation Account according to your instructions. You can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing, and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus.

Purchase Payments

Generally you can make one or more Purchase Payments at any time before the Annuity Commencement Date. Purchase Payments must be received by us at our administrative office. Upon request, we will provide you with a receipt as proof of payment.

We must receive the initial Purchase Payment on or before the Contract effective date. We must receive each other Purchase Payment on or before the earliest of: (1) the Annuity Commencement Date; (2) a death for which a Death Benefit is payable; or (3) the date that the Contract is surrendered.

Current Restrictions on Purchase Payment Amounts.

	Tax Qualified Contract	Any Other Contract
Minimum initial Purchase Payment	$20,000	$20,000
Minimum additional Purchase Payment	$50	$100
Maximum single Purchase Payment	$65,000 or Company approval	$65,000 or Company approval
Maximum total Purchase Payments	$1,000,000 or Company approval	$1,000,000 or Company approval

We reserve the right to increase or decrease the minimum and maximum Purchase Payment amounts, at our discretion and at any time, where permitted by law.

Processing of Purchase Payments. We will apply your initial Purchase Payment to your account using the following rules.

•	If your application form is in Good Order, we will apply the initial Purchase Payment within 2 business days of receipt of the Purchase Payment at our administrative office.

•	If your application form is not in Good Order, we will attempt to get the application form in Good Order within 5 business days. If the application form is not in Good Order at the end of 5 business days, we will inform you of the reason for the delay in processing your Purchase Payment and that the Purchase Payment will be returned immediately unless you specifically agree that we may keep the Purchase Payment until the application form is in Good Order. Once the application form is in Good Order, we will apply the Purchase Payment within 2 business days.

We will apply each additional Purchase Payment to your account as of the Valuation Date on which we receive the Purchase Payment and any related allocation instructions in Good Order at our administrative office. If any portion of the additional Purchase Payment is allocated to a Subaccount, we will apply it at the next Accumulation Unit Value calculated after we receive the Purchase Payment and related allocation instructions in Good Order at our administrative office.

Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.

The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values. For more information about the Net Investment Factor, see the Definitions section of this prospectus.

Allocations to Investment Options

You can allocate Purchase Payments in whole percentages to any of the available Subaccounts or the Fixed Accumulation Account. Allocation instructions must be made by Written Request.

Current Restrictions on Allocations. The minimum amount that you can allocate to any Subaccount is $10. The minimum amount that you can allocate to the Fixed Accumulation Account is $10.

We reserve the right to require that Purchase Payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period. If you exercise your right to cancel the Contract and we have allocated your Purchase Payment(s) to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period, we will refund the greater of the Purchase Payment(s) or your Account Value, without deduction of an early withdrawal charge.

We may, in our sole discretion, restrict or prohibit allocations to Subaccounts or the Fixed Accumulation Account from time to time on a nondiscriminatory basis. If at any time the amount allocated to an investment option is less than $500, we reserve the right to transfer the amount to the other investment options. Such a transfer will be in the same proportion as each of the other option’s value is to the total Account Value, as of the end of the Valuation Period that precedes the transfer, less the amount transferred.

FEES AND CHARGES

We assess two types of fees and charges.

Fees and Charges Assessed against Your Contract

We assess fees and charges directly to your Contract. These fees and charges are the annual Contract maintenance fee, transfer fees, early withdrawal charges, and premium taxes, as applicable. They are reflected in your Account Value.

Contract Maintenance Fee	The Contract Maintenance Fee offsets expenses that we incur in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Fee	$30.00 per year.

When and How Deducted

•  Before the Commencement Date, we deduct this fee as of the Valuation Period after each Contract Anniversary that the Contract is in effect. We deduct it pro rata from each investment option in which the Contract has an interest at that time.

•  After the Commencement Date, we deduct a portion of the annual fee from each payment. We deduct a pro rata portion of the annual fee from each payment.

•  We also deduct the full annual fee at the time of a surrender.

Waivers

•  Before the Commencement Date if the Account Value is at least $50,000 on the date the fee is due.

•  After the Commencement Date if the amount applied to a variable dollar benefit is at least $50,000.

•  After the Commencement Date where required to satisfy state law.

•  In our discretion where we incur reduced sales and servicing expenses.

Transfer Fee	The Transfer Fee offsets costs that we incur in administering the Contracts.

Amount of Fee

$25 for each transfer in excess of 12 in any Contract Year.

We reserve the right to change the amount of this fee at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that we would impose on a transfer is $30.

When and How Deducted	Before the Commencement Date, we deduct this fee from the amount transferred.

Waivers

Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs.

We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for automatic transfer and systematic withdrawal programs described in this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Early Withdrawal Charge	The Early Withdrawal Charge offsets costs that we incur in the sale of the Contracts, including commissions paid to broker dealers and securities representatives and sales literature costs.

Amount of Charge	Up to 7% of each Purchase Payment, depending on the number of years that have elapsed between the date we receive the Purchase Payment and the date we receive the withdrawal, surrender or annuitization request. The early withdrawal charge is calculated as a percentage of the Purchase Payment withdrawn, surrendered or annuitized.

	Number of Full Years Elapsed	Early Withdrawal Charge
	Less than 1 year	7.00%
	1 year	6.00%
	2 years	5.00%
	3 years	4.00%
	4 years or more	None

When and How Deducted	Early withdrawal charges apply to withdrawals, surrender or annuitization. For purposes of calculating the early withdrawal charge, we process withdrawals against Purchase Payments in the order in which we received them.

Waivers See the Waiver of Early Withdrawal Charges section of this prospectus for more information.

•  Free withdrawal privilege.

•  If your Contract is issued with a tax sheltered annuity endorsement, you are age 55 or older, you have severed your employment, and your Contract has been in force for at least 7 years.

•  If your Contract is issued with a tax sheltered annuity endorsement and your Contract has been in force for 10 years or more.

•  If Annuity Benefit payments are to be made for life or over a fixed period of at least 10 years.

•  Under other special circumstances described in the Waiver of Early Withdrawal Charges section of this prospectus.

•  In our discretion where we incur reduced sales and servicing expenses or where required to satisfy federal or state law.

Example of Calculation of Early Withdrawal Charge. You surrender your Contract when your Account Value is $100,000. Part of your Account Value ($20,000) comes from Purchase Payments held for one year, part of your Account Value ($30,000) comes from Purchase Payments held for two years, and the remainder of your Account Value ($50,000) comes from Purchase Payments held for three years. No waiver applies. We take an early withdrawal charge of $4,700 and you receive $95,300.

Charge on Purchase Payments held for 1 year	$1,200	($20,000 x 0.06)
Charge on Purchase Payments held for 2 years	$1,500	($30,000 x 0.05)
Charge on Purchase Payments held for 3 years	$2,000	($50,000 x 0.04)

Total early withdrawal charge	$4,700

Deduction for Early Withdrawal Charge When You Take a Withdrawal. Unless you instruct us otherwise, any early withdrawal charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 7%, you request $100, and no waiver applies, you receive $100, the charge is $7.53, and the total withdrawal from your account is $107.53.

Premium Taxes. Currently some state governments impose premium taxes on annuities. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. We will deduct any applicable premium taxes from the Purchase Payments or the Account Value at the time that the tax is imposed.

Expenses related to Loans. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. We also reserve the right to charge a loan processing fee for each loan. The loan processing fee offsets expenses that we incur in setting up and administering the loan. The maximum loan processing fee that we would charge is $50 for each loan. For more information about loans, see the Contract Loans section of this prospectus.

Fees and Charges Assessed against the Separate Account

We also assess charges against the Separate Account. These charges are the administration charge and the applicable mortality and expense risk charge. They are reflected in the Accumulation Unit Values.

Administration Charge	The Administration Charge offsets expenses that we incur in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily net asset value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers or Reductions	In our discretion where we incur reduced sales and servicing expenses.

Mortality and Expense Risk Charge

The Mortality and Expense Risk Charge compensates us for assuming mortality and expense risks under the Contract.

•  We assume mortality risks because we are obligated under the Contracts to make Annuity Benefit payments and Death Benefit payments.

•  We assume expense risks because our actual expenses in administering the Contracts and the Separate Account could exceed the amount recovered through the Contract maintenance fees, transfer fees and administration charges.

Amount of Charge

Standard Contract

Daily charge equal to 0.004141% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 1.50%.

Contract with optional Enhanced Death Benefit Rider

Daily charge equal to 0.0048369%of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 1.75%.

Contract issued with optional Enhanced Death Benefit Rider before May 1, 2009

Daily charge equal to 0.004698% of the daily accumulation unit value for each Subaccount, which corresponds to an effective annual rate of 1.70%.

When and How Deducted	Before the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers or Reductions	In our discretion where we incur reduced sales and servicing expenses.

Definition of Net Asset Value. We use the term “net asset value” in the administration charge and mortality and expense risk charge tables above. This term means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.

Daily Charges in Leap Years. Because the administration charge and the mortality and expense risk charge are assessed on a daily basis, the effective annual rate of these charges may be slightly higher in leap years.

Expenses of the Portfolios. In addition to fees and charges by the Company, each Portfolio incurs management fees and other expenses that are described in the prospectus and statement of additional information for the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.

Maximum Fees and Charges

Except as described above, we will never charge more to your Contract than the fees and charges described in the tables above, even if our actual expenses exceed the total fees and charges we collect.

•	If the distribution expenses we incur in selling the Contracts are greater than the early withdrawal charges we collect, we will use our general account assets to pay these distribution expenses. Our general account assets may include amounts derived from mortality and expense risk charges.

•	If our total expenses related to the Contracts are greater than the total fees and charges we collect from the Contracts, we will use our general account assets to pay our expenses.

•	If the fees and charges we collect from the Contracts are greater than our total expenses related to the Contracts, the excess will be profit to us and will not be returned to you.

Waiver of Early Withdrawal Charges

Waivers under the Free Withdrawal Privilege. The free withdrawal privilege lets you withdraw some money from your Contract without deduction of an early withdrawal charge. The total amount that you can withdraw, surrender or annuitize during the same Contract Year without a charge under this privilege is 10% of the Purchase Payments that would otherwise be subject to the early withdrawal charge. You may not carry over any unused part of your free withdrawal privilege from one Contract Year to the next.

Waivers for Contracts with a Tax Sheltered Annuity Endorsement. We will waive the early withdrawal charges that would otherwise apply if your Contract is issued with a tax sheltered annuity endorsement and, at the time that you withdraw money from your Contract or surrender your Contract: (1) you are at least 55 years old; (2) you have severed your employment; and (3) your Contract has been in force for at least 7 years.

We will also waive the early withdrawal charges that would otherwise apply if your Contract is issued with a tax sheltered annuity endorsement and, at the time that you withdraw money from your Contract or surrender your Contract, your Contract has been in force for 10 years or more.

Waivers for Certain Annuitizations. We will waive the early withdrawal charges that would otherwise apply if you annuitize your Contract for life or for a fixed period of at least 10 years.

Extended Care Waiver. (Rider form R6020808NW—Waiver of Early Withdrawal Charges for Extended Care Rider). Upon your Written Request, we will waive the early withdrawal charge that would otherwise apply if:

•	your Contract is modified by the Extended Care Waiver Rider;

•	you are confined in a long-term care facility or hospital;

•	the confinement is prescribed by a physician and is medically necessary;

•	the first day of the confinement is at least one year after the Contract effective date; and

•	the confinement has continued for a period of at least 90 consecutive days.

You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or surrender. There is no charge for this rider, but it may not be available in all states. Please see the rider for details.

Terminal Illness Waiver. (Rider form R6019408NW—Waiver of Early Withdrawal Charges Upon Terminal Illness Rider). Upon your Written Request, we will waive the early withdrawal charge that would otherwise apply if:

•	your Contract is modified by the Waiver of Early Withdrawal Charges upon Terminal Illness Rider;

•	you are diagnosed with a terminal illness by a physician;

•	as a result of the terminal illness, you have a life expectancy of less than 12 months from the date of diagnosis; and

•	the diagnosis is rendered by a physician more than one year after the Contract effective date.

You must provide us with satisfactory proof that you meet these conditions before the date of the withdrawal or surrender. There is no charge for this rider, but it may not be available in all states. Please see the rider for details.

Disability Waiver. If the Social Security Administration determines, after the Contract effective date and before the applicable withdrawal or surrender, that you are “disabled” as that term is defined in the Social Security Act of 1935, as amended, we will waive the early withdrawal charges that would otherwise apply.

Additional Information about Waivers

Discretionary Waivers of Fees or Charges. To determine if we will waive a fee or charge, in part or in full, due to reduced sales and servicing expenses, we will look at the relevant factors including the total amount of Purchase Payments to be received, and any prior or existing relationship with us. We would expect to incur reduced sales and servicing expenses in connection with Contracts offered to our employees and employees of our subsidiaries and/or affiliates. There may be other circumstances, of which we are not presently aware, that could result in reduced sales and servicing expenses. In no event will we waive a charge where the waiver would be unfairly discriminatory to any person.

State Limitations. In some states, our ability to waive fees or charges may be limited by applicable laws, regulations or administrative positions.

TRANSFERS

Before the Commencement Date, you may transfer amounts among Subaccounts and/or between Subaccounts and the Fixed Accumulation Account.

A transfer is effective on the Valuation Date during which we receive the Written Request for transfer in Good Order at our administrative office. We will process transfers to or from a Subaccount at the next Accumulation Unit Value calculated after we receive the transfer request in Good Order at our administrative office.

We may, in our sole discretion, restrict or prohibit any type of transfer or the availability of any Subaccount or the Fixed Accumulation Account on a nondiscriminatory basis. We may modify our transfer procedures at any time and at our sole discretion. If the amount allocated to a Subaccount is less than $500, we reserve the right to transfer the amount to the other Subaccounts and the Fixed Accumulation Account. If the amount allocated to the Fixed Accumulation Account is less than $500, we reserve the right to transfer the amount to the Subaccounts. If we exercise this right, the transfer will be in the same proportion as each of the other investment option’s value is to the total Account Value, as of the end of the Valuation Period that precedes the transfer, less the amount transferred.

Current Restrictions on Transfers from the Subaccounts. Each transfer from a Subaccount must be at least $500 or the balance of your interest in the Subaccount, if less than $500.

Current Restrictions on Transfers to and from the Fixed Accumulation Account.

Minimum Transfer Amount. Each transfer from the Fixed Accumulation Account must be at least $500 or the balance of your interest in the Fixed Accumulation Account, if less.

Maximum Transfer Amount. Transfers from the Fixed Accumulation Account during a Contract Year may not exceed the greater of 20% of your fixed account value as of the most recent Contract Anniversary or $1,000. Due to this restriction, it may take a number of years to transfer your interest in the Fixed Accumulation Account to Subaccounts.

Timing Restrictions.

•	You may not transfer amounts from the Fixed Accumulation Account during the first Contract Year.

•	You may transfer amounts from the Fixed Accumulation Account only during the 30-day period following a Contract Anniversary.

•	Amounts transferred from the Fixed Accumulation Account to Subaccounts may not be transferred back to the Fixed Accumulation Account for a period of 12 months from the date of the original transfer.

These restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfers made in connection with the dollar cost averaging, portfolio rebalancing or interest sweep programs.

How to Request a Transfer. Currently, you may make a transfer request by any of the following methods:

•	by Written Request;

•	by telephone at 1-800-789-6771;

•	by facsimile at 513-768-5115; or

•	over the Internet through our web site at www.gaig.com.

All transfer requests must comply with the terms of the Contract. We accept transfer instructions once each Valuation Period. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period.

You may place transfer requests by telephone, by facsimile or over the Internet between 9:30 a.m. and 4:00 p.m. Access to these alternate methods of placing transfer requests, particularly through our web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. We may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract owners.

Automatic Transfer Programs

Before the Commencement Date, we offer the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from us by calling 1-800-789-6771. There are risks involved in switching among the investment options available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge. We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for automatic transfer and systematic withdrawal programs described in this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes
Dollar Cost Averaging Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.

Automatic transfers from the money market Subaccount to any other Subaccount(s), or automatic transfers from the Fixed Accumulation Account to any Subaccount(s).

You may select monthly or quarterly transfers under this program.

Source of funds must be at least $10,000.

Minimum for each transfer is $500.

When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.

Dollar cost averaging transfers may not be made to the Fixed Accumulation Account. Dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatic transfers among the Subaccounts and the Fixed Accumulation Account to maintain the percentage allocations that you have selected.	Minimum Account Value of $10,000.

Transfers will take place on the last Valuation Date of each calendar quarter.

Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account is being utilized.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes
Interest Sweep	Automatic transfers of the income from the Fixed Accumulation Account to any Subaccount(s).	Balance of the Fixed Accumulation Account must be at least $5,000. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter.

Changes in or Termination of Automatic Transfer Programs. You may change any automatic transfer instructions that are in place or may terminate your participation in any of the automatic transfer programs at any time. To change your instructions or to terminate your participation, send us a Written Request by U.S. or overnight mail or by facsimile at 513-768-5115 or call us at 1-800-789-6771. You must give us at least 30 days’ notice to change any automatic transfer instructions that are already in place or to terminate your participation in an automatic transfer program.

We may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to you, as permitted by applicable law.

We may also impose an annual fee for participation in an automatic transfer program or increase the current annual fee, as applicable, in such amount(s) as we may then determine to be reasonable. The maximum amount of the annual fee that we would impose for participating in each automatic transfer program is $30.

Transfer Restrictions Related to Active Trading Strategies

Neither the Contract described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). Persons who intend to use an active trading strategy should consult a financial advisor and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. For example, under our policies, if a Contract owner engages in more than 12 transfer events in one Contract Year, we will require him or her to submit transfer requests via regular first-class U.S. mail for the remainder of that Contract Year. Transfer restrictions may vary by state. Appendix B to this prospectus contains more information about these processes and restrictions.

WITHDRAWALS AND SURRENDERS

Withdrawals

You may take withdrawals from your Contract at any time before the earliest of: (1) the Annuity Commencement Date; (2) a death for which a Death Benefit is payable; or (3) the date that the Contract is surrendered. The right to withdraw may be restricted under certain tax-qualified retirement arrangements.

Withdrawals must be made by Written Request. The amount available for withdrawal will be the Surrender Value of your Contract as of the end of the Valuation Period in which we receive your withdrawal request. This amount may be limited by tax law or employer plan restrictions on withdrawals. No withdrawal can be made that would reduce the Surrender Value of your Contract to less than $500. The amount of each withdrawal must be at least $500. The $500 minimum does not apply to withdrawals made under a systematic withdrawal program.

A withdrawal will result in the cancellation of Accumulation Units from each of the applicable Subaccounts and/or a reduction in the value of your interest in the Fixed Accumulation Account. Unless the Written Request states otherwise, the reduction in each Subaccount and the Fixed Accumulation Account will be in the same proportion as the reduction in the total Account Value. If you wish to specify the investment options from which the withdrawal is to be taken and the amount to be taken from each specified investment option, you must include this information in the Written Request.

A withdrawal is effective on the Valuation Date during which we receive the Written Request for withdrawal in Good Order at our administrative office. A withdrawal that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order at our administrative office.

If an early withdrawal charge applies to your withdrawal, you will receive the amount that you requested and your Account Value will be reduced by the amount you receive plus the early withdrawal charge.

Tax consequences of a withdrawal are described in the Federal Tax Matters section of this prospectus.

Systematic Withdrawal

Before the Annuity Commencement Date, you may elect to automatically withdraw money from your Contract. Your Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that must be withdrawn is $100.

You may begin or discontinue systematic withdrawals at any time by Written Request. You must give us at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We reserve the right to discontinue offering systematic withdrawals at any time.

Currently, we do not charge a fee to participate in a systematic withdrawal program. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially a different amount of total payments over the life of your Contract than if annuitization were elected. Systematic withdrawals will reduce the amount available under the Free Withdrawal Privilege described above. Unless a waiver applies, the early withdrawal charge applies to a withdrawal made under a systematic withdrawal program during an early withdrawal charge period.

For more information about a systematic withdrawal program, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Surrenders

You may surrender your Contract in full at any time before the earlier of: (1) the Annuity Commencement Date; or (2) a death for which a Death Benefit is payable. A full surrender will terminate the Contract including any applicable riders. The right to surrender may be restricted under certain tax-qualified retirement arrangements.

A surrender must be made by Written Request. The amount available for surrender will be the Surrender Value at the end of the Valuation Period in which the Written Request for surrender is received by us.

A surrender is effective on the Valuation Date during which we receive the Written Request for surrender in Good Order at our administrative office. A surrender that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order at our administrative office.

Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus.

Deferral of Payment

We have the right to suspend or delay the date of payment of a withdrawal or surrender from the Subaccounts at certain times. We may do this for any period: (1) when the New York Stock Exchange is closed or when trading on the New York Stock Exchange is restricted; (2) when the SEC determines that an emergency exists as a result of which the disposal of securities in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine fairly the value of the net assets in the Separate Account; or (3) when the SEC permits a suspension or delay in payment for the protection of security holders.

As permitted under certain state laws, we also reserve the right to delay the processing and payment of a withdrawal or surrender from the Fixed Accumulation Account. We may delay processing and payment for up to 6 months after we receive your Written Request for a withdrawal or surrender from the Fixed Accumulation Account. If we delay processing and payment, we will comply with applicable state law.

CONTRACT LOANS

We may make loans to Owners of certain Tax Qualified Contracts. If loans are available under a Tax Qualified Contract, loan provisions are described in the loan endorsement to the Contract. For more information about loans, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Loan Costs. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. We also reserve the right to charge a loan processing fee for each loan. The maximum loan processing fee that we would charge is $50 for each loan.

These loans will be secured with an interest in your Contract. You must hold the amount necessary to secure all loans under your Contract (“collateral amount”) in the Fixed Accumulation Account. Generally we require the collateral amount to be 110% of the outstanding loan balance.

To meet this requirement, it may be necessary for you to transfer funds to the Fixed Accumulation Account from the Subaccounts to which you have allocated your Account Value. If you do not make the necessary transfer, we will transfer the applicable collateral amount on a pro rata basis from such Subaccounts to the Fixed Accumulation Account. The collateral amount held in the Fixed Accumulation Account will earn a fixed rate of interest. The minimum rate of interest that we will credit to the collateral amount will be equal to or greater than the minimum required under the law of the state when and where the Contract was issued.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•	Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount may be as low as 1%, the maximum “loan interest spread” is 7%.

•	Because we are currently charging 6% interest on loans and crediting 3% interest on collateral, the current “loan interest spread” is 3%.

•	A plan administrator or an employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum “loan interest spread” will be higher than 7% and the current “loan interest spread” will be higher than 3%.

Impact of Loans. If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment. We do not treat loan payments as Purchase Payments for purposes of the early withdrawal charge.

The restrictions on transfers to and from the Fixed Accumulation Account, which are set out in the Transfers section of this prospectus, do not apply to transfers of collateral amounts.

Loan amounts, repayment requirements and default procedures are subject to provisions of the Internal Revenue Code. A default on a loan will result in a taxable event. You should consult a tax advisor before exercising loan privileges.

An outstanding loan balance affects the Account Value, the Surrender Value, the amount of the Annuity Benefit, and the amount of the Death Benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Account Value because the collateral amount cannot be allocated to the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable depending on market performance during the loan period.

ANNUITY BENEFIT

When the Contract is annuitized, we promise to pay you a stream of Annuity Benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to you.

Annuity Commencement Date. The Annuity Commencement Date as of the Contract effective date is set out on the Contract specification page. You may change the Annuity Commencement Date by Written Request. We must receive the Written Request at least 30 days before the date that the Annuity Benefit payments are scheduled to begin.

•	You may not change the Annuity Commencement Date to a date earlier than the first Contract Anniversary.

•	You may not change the Annuity Commencement Date to a date later than the Contract Anniversary following the 95th birthday of the eldest Owner, unless we agree.

Annuity Benefit Amount. If Annuity Benefit payments are to be made for life or over a fixed period of at least 10 years, then the Account Value as of the Annuity Commencement Date will be used to provide these payments. Otherwise, the Surrender Value as of the Annuity Commencement Date will be used to provide Annuity Benefit payments. The amount used to provide Annuity Benefit payments will be reduced by any fees and charges under the Contract, and applicable premium tax or other taxes not previously deducted.

Form of Annuity Benefit Payments. You may elect to have Annuity Benefit payments made pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

You may elect a settlement option or change your election by Written Request. The election or any change in your election must be made before the Annuity Commencement Date. We must receive your Written Request at least 30 days before the Annuity Commencement Date.

If you have not made an election as to the form of settlement option, we will attempt to contact you to ascertain the form of settlement option to be used. If you do not select a settlement option, Annuity Benefit payments will be made annually under the terms of Settlement Option B with a fixed period of 10 years, as described in the Settlement Options section of this prospectus. Under this settlement option, Annuity Benefit payments are made for life and are guaranteed to be paid for at least 10 years.

Annuity Benefit Distribution Rules. Any settlement option election or change of a settlement option election is subject to the Annuity Benefit Distribution Rules provision of the Contract. These rules are summarized below.

•	For a Tax Qualified Contract. Annuity Benefit payments must meet the required minimum distribution rules set out in the tax qualification endorsement.

•	For any other Contract. Annuity Benefit payments that are still payable after the death of the person controlling the payments must be made at least as rapidly as payments were being made at the time of death.

DEATH BENEFIT

Definitions

Death Benefit Commencement Date. The first day of the first payment interval for a Death Benefit that is paid as periodic payments or the date of payment for a Death Benefit that is paid as a lump sum.

Death Benefit Valuation Date. The earlier of: (1) the date that we have received at our administrative office both Due Proof of Death and a Written Request with instructions as to the form of the Death Benefit; or (2) the Death Benefit Commencement Date.

Due Proof of Death. A certified copy of a death certificate or a certified copy of a decree made by a court of competent jurisdiction as to the finding of death. We will also accept other proof that is satisfactory to us.

Death Benefit

A Death Benefit is payable under your Contract if, before the Annuity Commencement Date and before the Contract is surrendered:

•	an Owner dies; or

•	an Owner is a non-natural person and the Annuitant dies.

For this purpose, a trustee is considered to be a non-natural person, and the death of an individual who owns the Contact as a trustee will not be treated as the death of an Owner.

No Death Benefit will be paid until we receive Due Proof of Death. Only one Death Benefit will be paid under the Contract. If a Death Benefit becomes payable, it will be in lieu of all other benefits under the Contract and all other rights under this Contract will be terminated. If your surviving spouse (or your civil union partner/domestic partner in applicable states) becomes a successor owner of the Contract, no Death Benefit will be paid on your death.

Death Benefit Amount under the Standard Contract. The amount of the Death Benefit will be based on the greater of:

•	the Account Value on the Death Benefit Valuation Date; or

•	the total of all Purchase Payments received by us, reduced proportionally for any withdrawals, including withdrawals to pay charges.

Enhanced Death Benefit Rider. We offer an enhanced Death Benefit through an optional rider to the Contract. To select this Rider, you must make a Written Request. We must receive your Written Request before the Contract effective date.

You may not select this Rider if you or the eldest Owner will be age 80 or older on the Contract effective date. You may not voluntarily terminate this Rider after the Contract effective date.

If you select this Rider, we will increase the annual mortality and expense risk charge applicable to your Contract. The 0.25% increase will compensate us for the additional mortality and expense risk that we assume under the Rider. (For Contracts issued with the Enhanced Death Benefit Rider before May 1, 2009, we increased the annual mortality and expense risk charge by 0.20%.)

If you select this Rider, the amount of the Death Benefit will be based on the greatest of:

•	the Account Value on the Death Benefit Valuation Date;

•	the total of all Purchase Payments received by us, reduced proportionally for any withdrawals including withdrawals to pay charges; or

•	the Historic High Value as described below.

Historic High Value. The Historic High Value after the first Contract Anniversary is your largest Account Value on any Contract Anniversary that is before the Death Benefit Valuation Date and before the 80th birthday of the eldest Owner (“largest account value”), reduced by an amount proportionate to any reduction in the Account Value due to a withdrawal after this “largest account value” was reached and any related early withdrawal charge or other related fees or charges.

There is no Historic High Value before the first Contract Anniversary. The Death Benefit under this Rider before the first Contract Anniversary is effectively the same as the Death Benefit under the standard Contract.

Other Information about the Death Benefit Amount.

•	Any reduction that we make to reflect withdrawals will be made in the same percentage as the percentage reduction in your Account Value on the date of withdrawal. As a result, this reduction may be greater than the amount of the withdrawal. An example of how a withdrawal impacts the Death Benefit is provided in Appendix C.

•	The Death Benefit under this Rider will be reduced by any fees and charges due under this Contract, by any applicable premium tax or other taxes not previously deducted, and by the outstanding balance of any loans.

•	We will accrue interest on the Death Benefit payable under the Rider as required by law. Any interest will be added to the Death Benefit to be paid.

Allocations and Transfers of Death Benefit Amount. On the Death Benefit Valuation Date, we will allocate the Death Benefit amount among the Subaccounts and the Fixed Accumulation Account. This allocation will be made in the same proportion as the value of each option bears to the total Account Value as of the end of the Valuation Period immediately before that date. After this allocation, the amount of the Death Benefit to be paid will be based on the Account Value.

Between the Death Benefit Valuation Date and the Death Benefit Commencement Date, the Beneficiary may transfer funds among the Subaccounts and the Fixed Accumulation Account. These transfers are subject to the limitations described in the Transfers section and Appendix B of this prospectus.

Death Benefit Commencement Date. The Beneficiary may designate the Death Benefit Commencement Date by Written Request. The Written Request must be made within one year of the death for which the Death Benefit is payable. If no designation is made, then the Death Benefit Commencement Date will be one year after the date of death.

Form of Death Benefit Payments. You may elect to have Death Benefit payments made in one lump sum or pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional charge associated with this election.

The election must be made before your death. You may change the election at any time before your death. The election or any change in the election must be made by Written Request.

If you do not make any election, the Beneficiary may make that election after your death and before the Death Benefit Commencement Date. A Beneficiary may change the Beneficiary’s own election by Written Request. We must receive the Written Request at least 30 days before the Death Benefit Commencement Date.

If neither you nor the Beneficiary has made an election, Death Benefit payments will be made annually under the terms of Settlement Option A with a fixed period of 4 years, as described in the Settlement Options section of this prospectus. Under this settlement option, Death Benefit payments end after 4 years.

Lump Sum Payment of Death Benefit prior to January 1, 2012. Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account is called the Great American Benefit Choice Account. We sent the beneficiary a personalized “checkbook” for this account. If the beneficiary has not closed this account, then the beneficiary may withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

Application of a Death Benefit to a Settlement Option. When a Death Benefit is applied to a settlement option, we promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on the Account Value on the Death Benefit Commencement Date.

The Beneficiary generally will be the person on whose life any Death Benefit payments under a settlement option will be based. If the Beneficiary is a non-natural person, the Beneficiary may elect to have payments under a life option based on the life of a person to whom the Beneficiary is obligated. This election must be made by Written Request before the Death Benefit Commencement Date. Otherwise, a Beneficiary that is a non-natural person may only elect to have settlement option payments made under a fixed period payment option.

Death Benefit Distribution Rules. Any designation of the Death Benefit Commencement Date, any election of the form of death benefit payments, and any change in the designation or the election is subject to the Death Benefit Distribution Rules provision of the Contract. These rules are summarized below.

•	For a Tax Qualified Contract. Death Benefit payments must meet the required minimum distribution rules set out in the tax qualification endorsement.

•	For any other Contract. The Death Benefit must be paid either: (1) in full within 5 years of death; or (2) over the life of the Beneficiary or over a period certain not exceeding the Beneficiary’s life expectancy, with payments at least annually starting within one year of death.

SETTLEMENT OPTIONS

We will make periodic payments under the standard forms of settlement options described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

We will make periodic payments in any other form of settlement option that is acceptable to us at the time of any election. Fixed periods shorter than 5 years are generally not available under any settlement option. A fixed period of less than 5 years is available only as a Death Benefit settlement option. All elected settlement options must comply with pertinent laws and regulations.

Once payment begins under a settlement option, the settlement option may not be changed. Commuted values are not available unless we agree otherwise.

Option	Description
Option A Income for a Fixed Period	We will make periodic payments for a fixed period of time that you select (5 to 30 years).

Option B Life Annuity with Payments for a Fixed Period	We will make periodic payments for as long as you live (or as long as the person on whose life benefit payments are based lives). If you die (or the person on whose life benefit payments are based dies) during the fixed period of time that you select, we will make periodic payments for the rest of the period.

Option C Joint and One-Half Survivor Annuity	We will make periodic payments until the death of the primary person on whose life benefit payments are based. If the secondary person on whose life benefit payments are based survives the primary person, we will make one-half of the periodic payment until the death of the secondary person.

We will use the Annuity 2000 Mortality Table for blended lives (60% female/40% male) with interest at 1% per year, compounded annually, to compute all guaranteed settlement option factors, values, and benefits under the Contract.

Payments under Settlement Options. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. The first payment will be paid as of the last day of the initial payment interval. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. In our discretion, we may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

If payment under a settlement option depends on whether a specified person is still alive (Option B and Option C), we may at any time require proof that the person is still living. We will require proof of the age of any person on whose life payments are based. For purposes of calculating payments based on the age of a person, we will use the person’s age as of his or her last birthday.

If more than one person is the payee under a settlement option, we will make payments to the payees jointly. No more than 2 persons may be initial payees under Option C.

We may modify minimum amounts, payment intervals, and other terms and conditions at any time without prior notice to you. If we change the minimum amounts, we may change any current or future payment amounts and/or payment intervals to conform with the change.

Form of Benefit Payments under Settlement Options. Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.

Fixed dollar payments are determined as follows. We start with the amount to be applied to fixed dollar payments. The resulting amount, expressed in thousands of dollars, is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the settlement option table for the option that is elected. Fixed dollar payments will remain level for the duration of the payment period.

The variable dollar base payment is determined in the same manner as a fixed dollar payment calculated at our minimum guaranteed settlement option factors.

The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes interest at 1%, the payment will be less than the base payment if net investment performance of the applicable Subaccount(s) is less than 1%. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than 1%.

Each fixed or variable dollar payment is reduced by a pro rata portion of the Contract Maintenance Fee divided by the number of payments to be made over a 12-month period.

No transfers between fixed dollar payments and variable dollar payments will be allowed after the Commencement Date. Twelve months or more after the Commencement Date, the person controlling payments may transfer all or part of the Benefit Units upon which variable dollar payments are based from the Subaccount(s) then held to Benefit Units in other Subaccount(s) that are then available. Such transfers of Benefit Units may not occur more than once in any 12 month period and are subject to the limitations on transfers described in the Transfers section and Appendix B of this prospectus.

Nonhuman Payees under a Settlement Option. Except as stated below, the primary payee under a settlement option must be a human being. All settlement option payments during his or her life must be made by check payable to the primary payee or by electronic transfer to a checking or savings account owned by the primary payee. Settlement option payments may be made as a tax-free exchange, transfer, or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

A nonhuman Owner or Beneficiary may be the primary payee. We may make other exceptions in our discretion.

Considerations in Selecting a Settlement Option and Payment Forms. Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annually or annually), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•	For life contingent settlement options (Option B and Option C), the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The assumed daily investment factor, which is based on a net investment rate of 1% per year, compounded annually, also affects the amount by which variable dollar payments increase or decrease.

The Statement of Additional Information contains more information about the Annuity Benefit, the Death Benefit, benefit payment forms, benefit payment calculations, and the assumed daily investment factor.

THE CONTRACT

Your Contract is an agreement between you and the Company. Values, benefits and charges are calculated separately for your Contract.

Because we are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the modifications that we have made to Contracts delivered in the state where you live, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

We may make any changes to the Contracts required by the Investment Company Act of 1940 or other federal securities laws or by federal or state law regulating variable annuities. In addition, we may make any changes necessary to maintain the status of the Contracts as annuities under the Internal Revenue Code. To the extent required by applicable law, we will obtain approval from federal and state regulators and Contracts owners and we will notify you of such changes. At our discretion, we may suspend or discontinue sales of the Contracts.

Cancellation and Termination

Your Right to Cancel. You may cancel your Contract by returning it and giving us written notice of cancellation. You have until midnight of the 20th day following the day you receive the Contract. The Contract must be returned and the required notice must be given to us, or to the agent or producer who sold it to you, in person or by mail. If sent by mail, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid.

If you cancel your Contract as set forth above, your Contract will be void and we will refund the Purchase Payments made for it plus any investment gains or minus any investment losses under the Contract as of the end of the Valuation Period during which we receive the returned Contract.

Federal law or the law of the state where you live may vary your cancellation rights.

•	When required by state or federal law, we will refund Purchase Payments without any investment gain or loss.

•	When required by state or federal law, we will refund Purchase Payments in full, without deducting any fees or charges.

•	When required by state law, the right to cancel period may be longer than 20 days.

The cover page of your Contract explains the cancellation rights specific to your Contract.

During the right to cancel period, we reserve the right to allocate all Purchase Payments temporarily to the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will reallocate your Account Value as of the end of the right to cancel period. When we make this reallocation, we will follow the allocation instructions that you provided with your initial Purchase Payment. If you exercise your right to cancel the Contract and we have allocated your Purchase Payments to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period, we will refund the greater of the Purchase Payments or your Account Value, without deduction of an early withdrawal charge.

Our Right to Terminate. We reserve the right to terminate your Contract at any time that the Surrender Value is less than $500. If we terminate your Contract, we will pay you the Surrender Value.

Ownership Provisions

Owner. The Owner is the person with authority to exercise all of the ownership rights under a Contract, such as making allocations among investment options, electing a settlement option, and designating the Annuitant, Beneficiary and payee. If you live in a community property state and have a spouse at any time while you own this Contract, the laws of that state may vary your ownership rights.

An Owner must ordinarily be a natural person, or a trust or other legal entity holding a Contract for the benefit of a natural person. If an Owner is a non-natural person, then the age of the eldest Annuitant will be treated as the age of the owner for all purposes under this Contract. A trustee that owns a Contract is considered to be a non-natural person for all purposes under the Contract.

Successor Owner. In some cases, your spouse (or your civil union partner/domestic partner in applicable states) may succeed to the ownership of the Contract after your death. Specifically, if a Death Benefit is payable on account of your death and your spouse (or your civil union partner/domestic partner) is the sole Beneficiary under the Contract, he or she will become the successor owner of the Contract if: (1) you make that Written Request before your death; or (2) after your death, your spouse (or your civil union partner/domestic partner) makes that Written Request within one year of your death and before the Death Benefit Commencement Date. A successor owner will succeed to all rights of ownership under the Contract except the right to name another successor owner.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with these rules.

Step Up in Account Value for Successor Owner. If your spouse (or your civil union partner/domestic partner in applicable states) becomes the successor owner of the Contract, the Account Value may be increased. There is no additional charge associated with this feature.

•	The Account Value will be increased to equal the amount of the Death Benefit that would have been payable if your spouse (or your civil union partner/domestic partner) had not become the successor owner.

•	If the Death Benefit that would have been payable is equal to the Account Value on the applicable date, the Account Value will not be increased.

If the Account Value is increased under this provision, we will add the amount in the same proportion as the value of each Subaccount and the Fixed Accumulation Account is to the total Account Value as of the end of the Valuation Period that precedes the Death Benefit Valuation Date. Any increase under this provision will occur as of the date that would have been the Death Benefit Valuation Date. The date that would have been the Death Benefit Valuation Date will be the later of: (1) the date we receive Due Proof of Death; or (2) the date we receive the successor owner election. This date will never be later than one year after the date of your death.

Civil Union Partners, and Domestic Partners. Federal tax law does not recognize a civil union or domestic partnership as a marriage. Although a civil union partner/domestic partner may become a successor owner in applicable states, the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

Joint Owners.

•	For a Tax Qualified Contract. No joint owner is permitted.

•	For any other Contract. Two persons may jointly own the Contract. Each joint owner may exercise allocation and transfer rights independently. All other rights of ownership must be exercised by joint action.

A surviving joint owner will be deemed to be the sole Beneficiary of any Death Benefit that becomes payable on the death of the first owner to die, regardless of any Beneficiary designation. A surviving joint owner who is the spouse (or civil union partner/domestic partner in applicable states) of the deceased owner may become the successor owner of the Contract in lieu of receiving the Death Benefit.

Transfer of Ownership.

•	For a Tax Qualified Contract. You may not transfer, sell or in any way alienate your interest in the Contract except to the limited extent provided in the tax qualification endorsement.

•	For any other Contract. You may transfer ownership at any time during your lifetime. A transfer must be made by Written Request. Except as otherwise elected or required by law, a transfer of ownership will not cancel a designation of an Annuitant or Beneficiary or a settlement option election. A transfer of ownership may have adverse tax consequences.

Assignment.

•	For a Tax Qualified Contract. You may not pledge, charge, encumber, or in any way assign your interest in the Contract except to the limited extent provided in the tax qualification endorsement.

•	For any other Contract. You may assign all or any part of your rights under this Contract except: (1) the right to designate or change a Beneficiary; (2) the right to designate or change an Annuitant; (3) the right to transfer ownership; and (4) the right to elect a settlement option. The person to whom rights are assigned is called an assignee. An assignment must be made by Written Request. We are not responsible for the validity or tax effects of any assignment. If an assignment is allowed, then the rights of an assignee, including the right to any payment under the Contract, come before the right of the Owner, Annuitant, Beneficiary, or other payee. An assignment may be ended only by the assignee or as provided by law.

Annuitant Provisions

The Annuitant is the natural person on whose life Annuity Benefit payments are based.

•	For a Tax Qualified Contract. The Annuitant must be the Owner. If the Owner is a plan sponsor or trustee, then the Annuitant is the designated natural person for whose benefit the Contract was purchased and this designation cannot be changed.

•	For any other Contract. The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person. You generally may make or change a designation of Annuitant at any time before the Commencement Date. A designation of Annuitant must be made by Written Request. Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.

Beneficiary Provisions

The Beneficiary is the person entitled to receive any Death Benefit that is to be paid under this Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C).

•	If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you.

•	If there is no joint owner who survives you, than the Beneficiary is the person or persons whom you designate.

•	If there is no joint owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.

If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.

Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.

Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.

How to Designate a Beneficiary or Change a Designation. You may make or change a designation of Beneficiary at any time so long as you have not specified that a prior designation is irrevocable and no death has occurred for which a Death Benefit is payable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable. Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.

Payees under the Contract

A payee is a person to whom benefits are paid under this Contract.

•	For a Tax Qualified Contract. You are the Annuitant under the Contract and, as the Annuitant, you are the payee of the Annuity Benefit. The Beneficiary is the payee of the Death Benefit.

•	For any other Contract. The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee. The Beneficiary is the payee of the Death Benefit.

Designation of Other Payees. A designation or change of payee must be made by Written Request. Irrevocable naming of a payee other than the Owner can have adverse tax consequences.

In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee at any time will change this.

ABANDONED PROPERTY AND ESCHEATMENT

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years (1) from the first day of the period during which annuity benefit payments are to be paid; or (2) from the date of death for which a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a death benefit, annuity benefit payments, or other Contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed death benefit, depending on the circumstances, the proceeds are paid (1) to the state where the Beneficiary last resided, as shown on our books and records; (2) to the state where the Owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

To prevent escheatment of the death benefit, annuity benefit payments or other proceeds from your annuity, it is important:

•	to update your contact information, such as your address, phone number and email address, if and as it changes; and

•	to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such changes.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity contracts. The administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202. The Company is an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely upon the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed maturity securities, equity securities and derivatives. Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility and prepayment risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC.

The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the performance of the Separate Account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.

Separate Account Changes. If we deem it to be in the best interest of persons having voting rights under the Contracts, we may operate the Separate Account as a management company or any other form permitted by law; de-register the Separate Account in the event such registration is no longer required; or combine the Separate Account with one or more separate accounts.    If we take any of these actions, we will make such changes in the Contracts as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners and we will notify you of such changes.

New Subaccounts. We may establish new Subaccounts when we determine in our sole discretion that marketing, tax, investment or other conditions warrant this action. Any new Subaccounts will be made available to existing owners on a nondiscriminatory basis to be determined by us.

Changes to Subaccounts. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. If a Subaccount or the corresponding Portfolio is no longer available, we will stop accepting allocations to the Subaccount. We may substitute the shares of a different portfolio for shares of the underlying Portfolio held by the corresponding Subaccount. We may also substitute a different class of portfolio shares for the class of Portfolio shares held by a Subaccount.

We may make these substitutions or other changes to the Subaccounts or underlying Portfolios due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. If we take any of these actions, we will make such changes in the Contracts as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners and we will notify you of such changes.

We review the Portfolios periodically and we may limit the availability of any Portfolio to new Purchase Payments and/or transfers if we determine that the Portfolio no longer satisfies our selection criteria, the corresponding Subaccount has not attracted significant allocations from Contract owners, or it is in the best interest of persons having voting rights under the Contracts. We will notify you of such limitations. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners of such limitations.

FIXED ACCUMULATION ACCOUNT

Interests in the Fixed Accumulation Account are not securities and are not registered with the SEC. We guarantee amounts allocated to the Fixed Accumulation Account and the interest credited on those amounts so long as those amounts remain in the Fixed Accumulation Account.

The interest rate credited to each Purchase Payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months following the date on which we receive the Purchase Payment. Thereafter, it will not be changed more frequently than once per calendar quarter. The interest rate credited to amounts that you transfer to the Fixed Accumulation Account will not be changed more frequently than once per calendar quarter.

Your Contract contains more information about the Fixed Accumulation Account, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts allocated to the Fixed Accumulation Account.

There are restrictions on allocations to the Fixed Accumulation Account, which are described more fully in the Purchase Payments and Allocations to Investment Options section of this prospectus. There are also restrictions on transfers to and from the Fixed Accumulation Account, which are described more fully in the Transfers section of this prospectus.

VOTING OF PORTFOLIO SHARES

To the extent required by law, we will vote all Portfolio shares held in the Separate Account at regular and special shareholder meetings of the respective Portfolios.

Before the Commencement Date, we will vote Portfolio shares according to instructions we receive from owners of contracts who have a voting interest in the applicable Subaccount, unless we are permitted to vote shares in our own right. We will also vote or abstain from voting shares for which we receive no timely instructions and shares that we hold as to which owners have no beneficial interest. We will vote or abstain from voting such shares in proportion to the voting instructions we receive from owners of all contracts participating in the Subaccount. Because we will use this proportional method of voting, a small number of owners may determine the manner in which we will vote Portfolio shares for which we solicit voting instructions but receive no timely instructions.

We will calculate the number of votes for which you may provide voting instructions separately for each Subaccount. We will determine the number by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. We will determine your percentage interest and the total number of votes as of the record date established by that Portfolio for voting purposes.

After the Commencement Date, neither the Owner, beneficiary nor payee has any voting or other interest in the Separate Account.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

Principal Underwriter and Selling Firms. Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the variable annuity products that we issue (the “AILIC Contracts”). Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is an indirect wholly owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company.

We have entered into a distribution agreement with GAA for the distribution and sale of AILIC Contracts. Pursuant to this agreement, GAA offers AILIC Contracts for sale through registered representatives of unaffiliated broker-dealers (the “selling firms”).

GAA and the selling firms are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority (“FINRA”). All registered representatives (the “sales representatives”) who sell AILIC Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

Pursuant to the distribution agreement with GAA, we pay sales compensation to GAA as the principal underwriter . In turn, GAA pays sales compensation to all selling firms for the sale of AILIC Contracts by their sales representatives.

No specific charge is assessed directly to the Separate Account or directly to owners of the contracts described in this prospectus at the time of purchase to cover commissions and other incentives or payments we make in connection with their distribution. However, we intend to recoup commissions and other sales expenses and incentives we pay through the early withdrawal charges and other fees and charges we deduct under the variable annuity products that we issue and through other corporate revenue.

You should be aware that the selling firms and their sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or their sales representatives to recommend or sell an AILIC Contract to you. You may wish to take these payments into account when considering and evaluating such recommendation.

Compensation Paid to GAA and All Selling Firms. Compensation to GAA and the selling firms takes the form of sales commissions and certain types of non-cash compensation, such as compensation for conference or seminar trips and certain gifts. Sales commissions may vary by the selling firm but the commissions payable up-front on sales of AILIC Contracts are not expected to exceed 8.5% of purchase payments. Some sales representatives may elect to receive a lower commission on purchase payments along with a quarterly or monthly payment based on contract value for so long as the contract remains in effect. These quarterly or monthly payments are sometimes called a trail commission. Trail commissions are not expected to exceed 1.25% of contract value on an annual basis. The selling firm may be required to return commissions related to the sale of a particular AILIC Contract if certain events occur in the first contract year such as cancellation of that contract, withdrawals from that contract, surrender of that contract, or a death that would give rise to a death benefit under that contract. We pay different commissions based on which AILIC Contract is sold and we generally pay lower compensation on sales of Contracts to older owners or participants.

Some selling firms employ individuals called “wholesalers” in the sales process who provide sales support and training to sales representatives. Compensation paid to wholesalers may be based on purchase payments or contract value.

A sales representative typically receives a portion of the sales compensation paid to his or her selling firm, depending on the agreement between the selling firm and its sales representatives and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits.

Ask your sales representative for additional information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of an AILIC Contract. Also inquire about any revenue sharing arrangements that the Company and its affiliates may have with the selling firm, including the conflicts of interest that such arrangements may create.

The Statement of Additional Information includes more information about the compensation that we pay to GAA and additional compensation that GAA pays to selected selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. State income tax considerations relating to the Contracts will vary depending on the state in which you reside, and are not discussed in this prospectus or in the Statement of Additional Information. The purchase, ownership, and transfer of a Contract may also have estate tax and gift tax consequences, which are not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the purchase and ownership of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 contains the broad rules governing the taxation of annuities. IRC Section 72 generally provides that an annuity is entitled to tax-deferred treatment. This means that in most cases Contract earnings are not included in the Owner’s taxable income until they are withdrawn from the Contract. In order to qualify for this tax-deferred treatment, the Contracts must meet certain requirements related to investor control and diversification discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is a trust, corporation, LLC, partnership, or other entity unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, unless the Contract is a Roth account. Tax-qualified Contracts are often subject to restrictions on withdrawals imposed by the IRC or the employer plan.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities (IRAs). IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Subject to certain limitations, an individual may claim a tax deduction for contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1⁄2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities (TSAs). IRC Section 403(b) permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1⁄2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental 457(b) Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1⁄2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSA, Roth 401(k), and Roth 457(b) Accounts. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1⁄2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in the Contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. However, the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value. The Contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, plan benefit payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts (Non-tax-qualified Contracts)
Plan Types	• IRC §408 IRA, SEP IRA, SIMPLE IRA • IRC §408A Roth IRA • IRC §403(b) TSA • IRC §401 Pension, Profit–Sharing, 401(k) • Governmental IRC §457(b) • IRC §402A Roth TSA, Roth 401(k), or Roth 457(b)	• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Contribution Limits	Contributions are limited by the IRC and/or plan requirements		None

Distribution Restrictions	Distributions may be restricted to meet IRC and/or plan requirements.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit

Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other plans are generally deemed to come from taxable income and investment in the contract (if any) on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

All IRAs and SEP IRAs are treated as a single IRA, and all Roth IRAs are treated as a single Roth IRA.

Generally, under the “income first” rule, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any investment in the contract made before August 14, 1982 is returned.

All annuity contracts issued to the same owner by the same insurer in the same calendar year are treated as one contract.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of any after-tax contributions or other “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once any after-tax contributions or other “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1⁄2	Taxable portion of payments made before age 59 1⁄2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes apply.	Taxable portion of payments made before age 59 1⁄2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). A rollover, transfer, or exchange is not subject to normal contribution limits. The IRC or plan may require that a rollover be held in a separate Contract from other plan funds.

IRC Section 1035 allows a tax-free exchange of a life insurance policy, an endowment contract, or another non-tax-qualified annuity contract for a non-tax-qualified Contract. It also allows a tax-free exchange of a non-tax-qualified Contract for another non-tax-qualified annuity contract or qualified long-term care policy.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

During the life of the Owner or plan participant:

•	For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally start by April 1 following the year that the IRA owner or plan participant reaches age 70 1/2. However, a participant in a TSA, a pension, profit-Sharing, or 401(k) plan, or a governmental 457(b) plan may delay the start of required minimum distributions from the plan until April 1 following the year that the plan participant retires from the employer as long as he or she is not a 5% owner of the employer.

•	For a Roth IRA, there are no required distributions during the owner’s life.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

•	For a Contract that is not tax-qualified, there are no required distributions during the Owner’s life.

After the death of the Owner or plan participant:

•	For a tax-qualified Contract other than a Roth IRA, if payments have begun under a settlement option or if the Owner or plan participant died after the date that lifetime required minimum distributions must start, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death, or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•	For a Roth IRA, the death benefit must be paid out in full within five years of death, or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

•	For a Contract that is not tax-qualified, if payments have begun under a settlement option, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death, or must be paid out in substantially equal payments over a period not exceeding the life expectancy of the designated beneficiary.

•	For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse as defined by federal tax law may elect out of these requirements, and apply the required distribution rules as if the Contract were his or her own.

Life expectancies for required distributions are calculated based on standard life expectancy tables adopted under federal tax law.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS

Reports and Confirmations. At least once each Contract Year, we will mail reports of your Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first. We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.

Householding.

•	If you and other Owners at a shared address consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”), you may revoke your consent at any time. Please contact us at 1-800-789-6771 or www.gaig.com if you wish to receive separate documents.

•	If you are currently receiving multiple copies of required documents, you may contact us at 1-800-789-6771 or www.gaig.com for additional information about householding.

Electronic Delivery of Required Documents. If you wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form, you must give your consent to electronic delivery. You may revoke this consent at any time. Please contact us at 1-800-789-6771 or www.gaig.com for additional information about electronic delivery of documents.

THE REGISTRATION STATEMENT

We filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The SEC file number for the Contract is 333-148387.

Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Annuity Investors Life Insurance Company Portfolios Services Distribution of the Contracts Annuitants	Beneficiaries Payees Glossary of Financial Terms Form of Benefit Payments under Settlement Options Federal Tax Matters Financial Statements

Copies of the Statement of Additional Information dated May 1, 2018 are available without charge.

•	To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

•	You may also call us at 1-800-789-6771, or visit us at our web site www.gaig.com to request a copy.

Annuity Investors Variable Account C

Request for Statement of Additional Information

Name:

Address:

City, State, Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value Fund - Series I (Inception Date 5/1/2008)
17.981478	4,982.659	17.630678	0.000	12/31/17
16.625815	2,149.485	16.334584	0.000	12/31/16
14.636791	9.449	14.409722	0.000	12/31/15
16.377124	1,110.388	16.155951	0.000	12/31/14
15.172475	1,102.751	14.998084	0.000	12/31/13
11.489723	745.634	11.380797	0.000	12/31/12
9.959821	464.147	9.885617	0.000	12/31/11
10.034133	1,812.765	9.979652	0.000	12/31/10
8.346065	1,728.151	8.317655	0.000	12/31/09
6.096018	9.880	6.087649	0.000	12/31/08
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Comstock Fund - Series I Shares (Inception Date 5/1/2011)
18.530329	6,351.461	18.280048	0.000	12/31/17
15.986410	2,339.198	15.802538	0.000	12/31/16
13.857510	1,747.092	13.726047	0.000	12/31/15
14.986498	1,748.499	14.874616	0.000	12/31/14
13.930415	563.363	13.854615	0.000	12/31/13
10.416708	379.686	10.381132	0.000	12/31/12
8.883788	379.752	8.871587	0.000	12/31/11
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Global Real Estate Fund - Series II (Inception Date 5/1/2008)
11.341298	10,657.036	11.120068	0.000	12/31/17
10.228842	11,009.264	10.049700	0.000	12/31/16
10.214824	8,510.499	10.056385	0.000	12/31/15
10.570699	10,191.961	10.427968	0.000	12/31/14
9.399741	5,747.619	9.291704	0.000	12/31/13
9.330099	5,910.146	9.241667	0.000	12/31/12
7.420925	5,272.550	7.365637	0.000	12/31/11
8.089436	5,008.387	8.045510	0.000	12/31/10
7.015644	2,740.884	6.991756	0.000	12/31/09
5.441204	2,044.425	5.433736	0.000	12/31/08
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. International Growth Fund - Series II (Inception Date 5/1/2008)
12.313854	1,103.938	12.073640	0.000	12/31/17
10.201427	1,109.641	10.022736	0.000	12/31/16
10.445366	9.526	10.283339	0.000	12/31/15
10.905963	2,705.135	10.758706	0.000	12/31/14
11.078939	708.285	10.951630	0.000	12/31/13
9.488676	683.445	9.398757	0.000	12/31/12
8.371617	679.031	8.309278	0.000	12/31/11
9.151696	9.802	9.102037	0.000	12/31/10
8.263220	139.574	8.235117	0.000	12/31/09
6.227659	9.960	6.219129	0.000	12/31/08
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Mid Cap Core Equity Fund - Series II (Inception Date 5/1/2008)
15.691360	9,343	15.385239	0.000	12/31/17
13.914884	9.387	13.671142	0.000	12/31/16
12.502732	9.436	12.308770	0.000	12/31/15
13.280919	9.482	13.101563	0.000	12/31/14
12.963261	9.528	12.814269	0.000	12/31/13
10.260163	9.583	10.162903	0.000	12/31/12
9.431574	9.644	9.361314	0.000	12/31/11
10.256592	9.704	10.200908	0.000	12/31/10
9.165661	9.771	9.134476	0.000	12/31/09
7.176816	9.860	7.166981	0.000	12/31/08
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Mid Cap Growth Fund - Series II Shares (Inception Date 5/1/2012)
16.403684	799.116	16.215010	0.000	12/31/17
13.654663	976.063	13.525029	0.000	12/31/16
13.804691	1,128.228	13.701529	0.000	12/31/15
13.891471	1,248.108	13.815775	0.000	12/31/14
13.115808	1,308.410	13.070945	0.000	12/31/13

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
9.762399	1,413.080	9.748831	0.000	12/31/12
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Small Cap Equity Fund - Series I (Inception Date 5/1/2008)
18.281386	4,566.472	17.924754	0.000	12/31/17
16.296502	5,056.828	16.011064	0.000	12/31/16
14.786151	5,776.877	14.556786	0.000	12/31/15
15.912570	5,210.893	15.697694	0.000	12/31/14
15.806424	1,965.476	15.624779	0.000	12/31/13
11.691316	3,610.069	11.580498	0.000	12/31/12
10.438157	2,994.881	10.360392	0.000	12/31/11
10.690556	2,994.941	10.632511	0.000	12/31/10
8.456375	2,785.659	8.427595	0.000	12/31/09
7.089159	2,459.382	7.079435	0.000	12/31/08
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio (formerly Ibbotson Balanced ETF Asset Allocation Portfolio) - Class II (Inception Date 5/1/2008)
13.514657	42,954.243	13.251046	15,788.224	12/31/17
12.124583	41,249.634	11.912235	16,041.819	12/31/16
11.364797	40,602.649	11.188502	16,180.524	12/31/15
11.818044	46,894.162	11.658446	16,283.246	12/31/14
11.497655	77,470.115	11.365510	16,328.286	12/31/13
10.450975	83,620.863	10.351919	16,364.637	12/31/12
9.590173	81,100.257	9.518737	28,137.160	12/31/11
9.837992	76,518.939	9.784589	28,533.384	12/31/10
8.960661	73,852.293	8.930171	27,272.110	12/31/09
7.623026	14,030.619	7.612583	0.000	12/31/08
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio (formerly Ibbotson Conservative ETF Asset Allocation Portfolio) - Class II (Inception Date 5/1/2008)
11.489849	9,219.540	11.265747	0.000	12/31/17
10.999794	10,381.749	10.807173	0.000	12/31/16
10.691714	11,523.522	10.525902	0.000	12/31/15
11.004416	12,665.646	10.855850	0.000	12/31/14
10.887771	6,753.603	10.762683	0.000	12/31/13
10.793711	15,378.420	10.691464	0.000	12/31/12
10.432200	14,477.067	10.354549	0.000	12/31/11
10.283660	14,629.796	10.227869	0.000	12/31/10
9.829127	6,883.821	9.795720	0.000	12/31/09
9.230725	9.980	9.218105	0.000	12/31/08
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio (formerly Ibbotson Growth ETF Asset Allocation Portfolio) - Class II (Inception Date 5/1/2008)
14.117069	72,699.537	13.841706	0.000	12/31/17
12.236514	79,676.861	12.022206	0.000	12/31/16
11.342220	81,513.598	11.166291	0.000	12/31/15
11.829790	146,708.555	11.670044	0.000	12/31/14
11.502075	240,036.899	11.369892	0.000	12/31/13
10.034753	293,893.265	9.939648	12,019.497	12/31/12
9.036754	298,429.423	8.969440	0.000	12/31/11
9.538915	261,262.086	9.487138	0.000	12/31/10
8.518025	227,800.390	8.489042	0.000	12/31/09
6.948286	58,268.702	6.938758	0.000	12/31/08
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly Ibbotson Income and Growth ETF Asset Allocation Portfolio) - Class II (Inception Date 5/1/2008)
12.459089	78,990.352	12.216104	0.000	12/31/17
11.522211	79,144.789	11.320452	0.000	12/31/16
11.013586	94,898.052	10.842791	0.000	12/31/15
11.389472	96,605.641	11.235705	0.000	12/31/14
11.210217	104,921.542	11.081419	0.000	12/31/13
10.619581	107,984.472	10.518969	0.000	12/31/12
10.010957	103,799.876	9.936441	0.000	12/31/11
10.069227	94,310.287	10.014597	0.000	12/31/10
9.403513	89,172.822	9.371545	0.000	12/31/09
8.439194	31,341.849	8.427648	0.000	12/31/08
American Century Variable Portfolios, Inc. - VP Capital Appreciation Fund - Class I (Inception Date 4/25/2014)
13.139961	3,927.150	13.041727	0.000	12/31/17

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
10.969320	10.264	10.909438	0.000	12/31/16
10.804468	2,908.097	10.767391	0.000	12/31/15
10.777571	3,165.057	10.762485	0.000	12/31/14
American Century Variable Portfolios, Inc. - VP Large Company Value Fund - Class II (Inception Date 5/1/2008)
15.882785	7,628.188	15.572952	0.000	12/31/17
14.553747	9,023.765	14.298833	0.000	12/31/16
12.865236	9,386.001	12.665667	0.000	12/31/15
13.633762	8,234.344	13.449636	0.000	12/31/14
12.292481	2,043.035	12.151193	0.000	12/31/13
9.537958	1,562.772	9.447543	0.000	12/31/12
8.334348	9.605	8.272246	0.000	12/31/11
8.402481	9.663	8.356840	0.000	12/31/10
7.710746	9.730	7.684480	0.000	12/31/09
6.538193	9.820	6.529222	0.000	12/31/08
American Century Variable Portfolios, Inc. - VP Mid Cap Value Fund - Class II (Inception Date 5/1/2008)
23.677734	5,462.582	23.215937	0.000	12/31/17
21.596994	6,339.291	21.218815	0.000	12/31/16
17.894125	6,041.174	17.616620	0.000	12/31/15
18.486362	6,428.228	18.236798	0.000	12/31/14
16.170562	2,448.428	15.984768	0.000	12/31/13
12.657280	1,982.746	12.537341	0.000	12/31/12
11.073724	9.575	10.991260	0.000	12/31/11
11.354804	1,427.741	11.293181	0.000	12/31/10
9.703709	1,427.808	9.670713	0.000	12/31/09
7.601231	9.790	7.590819	0.000	12/31/08
Deutsche Variable Series II - Deutsche International Growth VIP (formerly Deutsche Global Growth VIP) - Class A (Inception Date 5/1/2008)
11.957915	9.396	11.724602	0.000	12/31/17
9.690039	9.440	9.520264	0.000	12/31/16
9.499664	9.490	9.352255	0.000	12/31/15
9.779307	9.536	9.647193	0.000	12/31/14
9.931914	9.585	9.817712	0.000	12/31/13
8.272304	9.641	8.193855	0.000	12/31/12
7.092797	9.702	7.039930	0.000	12/31/11
8.423362	306.496	8.377611	0.000	12/31/10
7.535588	306.907	7.509923	0.000	12/31/09
5.327355	307.460	5.320037	0.000	12/31/08
Deutsche Variable Series II - Small Mid Cap Value VIP (formerly DWS Small Mid Cap Value) - Class B (Inception Date 5/1/2010)
18.242386	9.433	17.959601	0.000	12/31/17
16.841238	9.478	16.613857	0.000	12/31/16
14.702407	9.527	14.533475	0.000	12/31/15
15.287334	9.573	15.142499	0.000	12/31/14
14.790520	9.623	14.680265	0.000	12/31/13
11.164739	363.370	11.104081	0.000	12/31/12
10.013085	9.741	9.979094	0.000	12/31/11
10.869012	9.800	10.854168	0.000	12/31/10
Dreyfus Investment Portfolios - MidCap Stock Portfolio - Service Shares (Inception Date 5/1/2008)
20.715357	2,513.150	20.311290	0.000	12/31/17
18.308283	9.380	17.987644	0.000	12/31/16
16.158996	9.429	15.908358	0.000	12/31/15
16.854203	9.475	16.626621	0.000	12/31/14
15.333649	9.529	15.157434	0.000	12/31/13
11.574582	9.584	11.464873	0.000	12/31/12
9.862350	9.644	9.788875	0.000	12/31/11
10.007566	9.704	9.953233	0.000	12/31/10
8.015439	9.771	7.988161	0.000	12/31/09
6.022384	9.860	6.014118	0.000	12/31/08
Dreyfus Stock Index Fund, Inc. - Service Shares (Inception Date 5/1/2008)
19.354803	5,323.760	18.977291	0.000	12/31/17
16.234756	5,882.072	15.950442	0.000	12/31/16
14.812448	5,745.110	14.582697	0.000	12/31/15
14.931240	9,746.602	14.729626	0.000	12/31/14
13.422769	7,173.250	13.268509	0.000	12/31/13

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
10.362423	6,935.336	10.264193	0.000	12/31/12
9.125095	3,023.533	9.057114	0.000	12/31/11
9.129906	7,661.956	9.080330	0.000	12/31/10
8.104754	3,511.776	8.077166	0.000	12/31/09
6.537916	9.830	6.528948	0.000	12/31/08
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Socially Responsible Growth Fund, Inc.) - Service Shares (Inception Date 5/1/2008)
18.838654	9.317	18.471168	0.000	12/31/17
16.649675	9.361	16.358059	0.000	12/31/16
15.379190	9.410	15.140629	0.000	12/31/15
16.190173	9.456	15.971541	0.000	12/31/14
14.550904	9.508	14.383677	0.000	12/31/13
11.041291	9.564	10.936639	0.000	12/31/12
10.051613	526.408	9.976743	0.000	12/31/11
10.153781	2,034.623	10.098670	0.000	12/31/10
9.013039	1,947.678	8.982378	0.000	12/31/09
6.867668	9.840	6.858253	0.000	12/31/08
Dreyfus Variable Investment Fund - Government Money Market Portfolio (formerly Money Market Portfolio) (Inception Date 5/1/2008)
0.856620	16,489.477	0.838315	0.000	12/31/17
0.869917	18,307.239	0.853500	0.000	12/31/16
0.886566	21,743.144	0.872043	0.000	12/31/15
0.903293	17,224.455	0.890663	0.000	12/31/14
0.920021	25,276.765	0.909283	0.000	12/31/13
0.936750	15,972.641	0.927903	0.000	12/31/12
0.953569	22,237.417	0.946627	0.000	12/31/11
0.970172	84,496.644	0.965117	0.000	12/31/10
0.986766	86,323.645	0.983605	0.000	12/31/09
1.002203	100.000	1.000935	0.000	12/31/08
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund - Class 2 (Inception Date 5/1/2009)
20.280189	2,727.969	19.925206	0.000	12/31/17
18.986803	2,729.120	18.692372	0.000	12/31/16
17.209888	3,897.109	16.977555	0.000	12/31/15
18.161408	5,116.314	17.952774	0.000	12/31/14
17.468897	3,501.514	17.303437	0.000	12/31/13
13.918189	2,519.099	13.814444	0.000	12/31/12
12.485118	2,468.516	12.417447	0.000	12/31/11
13.081358	821.951	13.036943	0.000	12/31/10
11.879903	9.928	11.863686	0.000	12/31/09
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund - Class 2 (Inception Date 5/1/2008)
14.838445	2,870.748	14.548992	0.000	12/31/17
13.924302	451.405	13.680428	0.000	12/31/16
12.199030	2,211.290	12.009803	0.000	12/31/15
13.047888	5,767.174	12.871688	0.000	12/31/14
12.384737	7,727.777	12.242417	0.000	12/31/13
9.817862	6,829.107	9.724805	0.000	12/31/12
8.738684	4,758.649	8.673598	0.000	12/31/11
8.978578	4,215.855	8.929850	0.000	12/31/10
8.209972	2,922.705	8.182049	0.000	12/31/09
6.622608	1,803.749	6.613528	0.000	12/31/08
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund - Class 2 (Inception Date 5/1/2009)
29.249691	487.441	28.737772	0.000	12/31/17
26.876245	483.385	26.459540	0.000	12/31/16
20.990396	972.982	20.707052	0.000	12/31/15
23.044913	1,989.946	22.780216	0.000	12/31/14
23.298635	1,314.104	23.078010	0.000	12/31/13
17.388157	953.919	17.258594	0.000	12/31/12
14.935116	292.939	14.854216	0.000	12/31/11
15.778499	14.888	15.724975	0.000	12/31/10
12.511827	9.882	12.494776	0.000	12/31/09

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund - Class 2 (Inception Date 5/1/2008)
10.842710	1,021.866	10.631225	0.000	12/31/17
10.878383	6,733.247	10.687895	0.000	12/31/16
10.987869	2,499.021	10.817481	0.000	10/31/15
11.119441	2,733.513	10.969329	0.000	12/31/14
10.935881	2,211.829	10.810229	0.000	12/31/13
11.373915	17,847.224	11.266160	0.000	12/31/12
11.351625	24,963.402	11.267130	0.000	12/31/11
10.921202	10,204.390	10.861957	0.000	12/31/10
10.547159	9,734.863	10.511325	0.000	12/31/09
10.402090	2,210.286	10.387884	0.000	12/31/08
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund - Class 2 (Inception Date 5/1/2008)
10.634643	9,733.211	10.427099	0.000	12/31/17
9.265757	10,425.257	9.103396	0.000	12/31/16
8.790379	11,384.714	8.653957	0.000	12/31/15
9.558426	7,432.594	9.429291	0.000	12/31/14
10.936258	1,739.837	10.810526	0.000	12/31/13
9.042589	1,318.078	8.956840	0.000	12/31/12
7.777118	716.405	7.719162	0.000	12/31/11
8.848392	754.152	8.800356	0.000	12/31/10
8.299032	9.949	8.270782	0.000	12/31/09
6.157340	10.040	6.148898	0.000	12/31/08
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund - Class 2 (Inception Date 5/1/2009)
13.328772	5,162.431	13.095450	0.000	12/31/17
13.295682	5,614.958	13.089493	0.000	12/31/16
13.132737	4,769.897	12.955443	0.000	12/31/15
13.953773	7,847.302	13.793479	0.000	12/31/14
13.932468	5,361.156	13.800504	0.000	12/31/13
13.939158	5,051.763	13.835288	0.000	12/31/12
12.318269	7,310.151	12.251514	0.000	12/31/11
12.634499	2,031.919	12.591589	0.000	12/31/10
11.224531	662.881	11.209199	0.000	12/31/09
Janus Aspen Series - Janus Henderson VIT Balanced Portfolio (formerly Janus Aspen Balanced Portfolio) - Service Shares (Inception Date 5/1/2008)
17.823691	7,570.098	17.476104	0.000	12/31/17
15.339955	2,229.210	15.071342	0.000	12/31/16
14.950914	2,098.325	14.719052	0.000	12/31/15
15.139549	3,852.042	14.935162	0.000	12/31/14
14.221891	5,174.460	14.058500	0.000	12/31/13
12.070158	4,970.098	11.955811	0.000	12/31/12
10.825763	5,350.272	10.745182	0.000	12/31/11
10.859888	4,366.624	10.800990	0.000	12/31/10
10.212868	2,855.080	10.178170	0.000	12/31/09
8.268770	4,574.804	8.257463	0.000	12/31/08
Janus Aspen Series - Janus Henderson VIT Enterprise Portfolio (formerly Janus Aspen Enterprise Portfolio) - Service Shares (Inception Date 5/1/2008)
21.981096	7,706.132	21.552273	0.000	12/31/17
17.585289	8,967.170	17.277249	0.000	12/31/16
15.949833	8,581.497	15.702392	0.000	12/31/15
15.628636	8,475.022	15.417539	0.000	12/31/14
14.157654	2,720.303	13.994895	0.000	12/31/13
10.902111	1,965.118	10.798745	0.000	12/31/12
9.476155	425.909	9.405543	0.000	12/31/11
9.796679	425.968	9.743467	0.000	12/31/10
7.935709	347.972	7.908675	0.000	12/31/09
5.586123	9.820	5.578446	0.000	12/31/08
Janus Aspen Series - Janus Henderson VIT Overseas Portfolio (formerly Janus Aspen Overseas Portfolio) - Service Shares (Inception Date 5/1/2008)
7.680060	2,064.129	7,530.177	0.000	12/31/17
5.969558	3,704.392	5.864953	0.000	12/31/16
6.506114	7,930.544	6.405141	0.000	12/31/15
7.253993	10,004.971	7.155990	0.000	12/31/14
8.391174	13,165.492	8.294706	0.000	12/31/13
7.465736	19,904.204	7.394940	0.000	12/31/12
6.707497	22,132.294	6.657510	0.000	12/31/11
10.079518	21,269.623	10.024782	0.000	12/31/10

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
8.197607	19,661.306	8.169685	0.000	12/31/09
4.654584	16,319.478	4.648190	0.000	12/31/08
Janus Aspen Series - Janus Henderson VIT Research Portfolio (formerly Janus Aspen Research Portfolio) (formerly Janus Aspen Janus Portfolio) - Service Shares (Inception Date 5/1/2008)
18.584093	5,240.991	18.221657	0.000	12/31/17
14.813098	2,486.571	14.553711	0.000	12/31/16
15.020692	3,322.418	14.787742	0.000	12/31/15
14.535010	2,392.991	14.338763	0.000	12/31/14
13.109552	3,098.164	12.958917	0.000	12/31/13
10.253753	5,020.427	10.156590	0.000	12/31/12
8.814927	4,278.455	8.749278	0.000	12/31/11
9.488147	4,309.673	9.436641	0.000	12/31/10
8.443331	2,231.189	8.414601	0.000	12/31/09
6.311822	9.880	6.303167	0.000	12/31/08
Morgan Stanley Variable Insurance Fund, Inc. (formerly The Universal Institutional Funds, Inc.) - Core Plus Fixed Income Portfolio - Class I (Inception Date 5/1/2008)
12.917172	9.456	12.665234	0.000	12/31/17
12.361559	9.501	12.145097	0.000	12/31/16
11.845094	9.550	11.661406	0.000	12/31/15
12.122705	9.596	11.959040	0.000	12/31/14
11.428340	9.644	11.297038	0.000	12/31/13
11.656952	9.700	11.546530	0.000	12/31/12
10.831027	9.761	10.750416	0.000	12/31/11
10.423589	9.821	10.367048	0.000	12/31/10
9.891696	9.889	9.858095	0.000	12/31/09
9.172891	9.980	9.160361	0.000	12/31/08
Morgan Stanley Variable Insurance Fund, Inc. (formerly The Universal Institutional Funds, Inc.) - Mid Cap Growth Portfolio - Class I (Inception Date 5/1/2008)
16.765727	1,006.883	16.438610	0.000	12/31/17
12.284302	1,032.325	12.069084	0.000	12/31/16
13.692781	1,060.797	13.480323	0.000	12/31/15
14.795056	2,094.377	14.595203	0.000	12/31/14
14.752980	1,473.464	14.583378	0.000	12/31/13
10.910355	1,449.868	10.806904	0.000	12/31/12
10.207286	476.239	10.131227	0.000	12/31/11
11.173899	2,507.282	11.113219	0.000	12/31/10
8.586406	9.741	8.557176	0.000	12/31/09
5.537515	9.830	5.529916	0.000	12/31/08
Neuberger Berman Advisers Management Trust - Guardian Portfolio - Class S (Inception Date 5/1/2008)
18.291188	2,880.557	17.934390	0.000	12/31/17
14.909855	9.268	14.648715	0.000	12/31/16
13.940704	9.317	13.724463	0.000	12/31/15
14.938807	9.363	14.737083	0.000	12/31/14
13.949526	9.410	13.789208	0.000	12/31/13
10.232883	9.466	10.135887	0.000	12/31/12
9.241022	9.526	9.172181	0.000	12/31/11
9.694307	9.585	9.641662	0.000	12/31/10
8.287276	9.651	8.259061	0.000	12/31/09
6.506593	9.740	6.497655	0.000	12/31/08
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA – Service Shares (Inception Date 5/1/2008)
16.253245	9,439.025	15.936133	0.000	12/31/17
13.062991	7,651.944	12.834146	0.000	12/31/16
13.612814	7,515.997	13.401600	0.000	12/31/15
13.403110	7,498.078	13.222056	0.000	12/31/14
11.837249	2,386.359	11.701150	0.000	12/31/13
9.299132	2,048.677	9.210956	0.000	12/31/12
8.308765	1,577.015	8.246852	0.000	12/31/11
8.565581	1,447.490	8.519047	0.000	12/31/10
7.979565	1,295.811	7.952382	0.000	12/31/09
5.628378	9.840	5.620644	0.000	12/31/08

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA - Service Shares Inception Date 5/1/2008)
17.490583	4,527.363	17.149437	0.000	12/31/17
13.045077	1,749.751	12.816614	0.000	12/31/16
13.284747	1,355.087	13.078702	0.000	12/31/15
13.029140	1,697.843	12.853219	0.000	12/31/14
12.980928	2,238.490	12.831764	0.000	12/31/13
10.393280	2,142.291	10.294774	0.000	12/31/12
8.737880	1,954.978	8.672789	0.000	12/31/11
9.712414	1,894.964	9.659698	0.000	12/31/10
8.534953	1,828.478	8.505919	0.000	12/31/09
6.227401	1,812.357	6.218865	0.000	12/31/08
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA - Service Shares (Inception Date 5/1/2008)
18.593023	1,300.599	18.230331	0.000	12/31/17
16.207749	1,348.474	15.923868	0.000	12/31/16
14.806789	249.558	14.577099	0.000	12/31/15
14.601547	1,315.474	14.404356	0.000	12/31/14
13.447922	362.332	13.293365	0.000	12/31/13
10.402836	482.283	10.304219	0.000	12/31/12
9.071513	9.674	9.003930	0.000	12/31/11
9.252498	9.733	9.202253	0.000	12/31/10
8.122163	9.800	8.094510	0.000	12/31/09
6.452149	9.890	6.443302	0.000	12/31/08
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA – Service Shares (Inception Date 5/1/2008)
21.485545	438.748	21.066401	0.000	12/31/17
19.177205	470.645	18.841297	0.000	12/31/16
16.570532	508.512	16.313476	0.000	12/31/15
17.941909	1,508.627	17.699599	0.000	12/31/14
16.338743	2,482.574	16.150939	0.000	12/31/13
11.813612	2,007.413	11.701598	0.000	12/31/12
10.208811	1,079.606	10.132740	0.000	12/31/11
10.633151	1,619.805	10.575412	0.000	12/31/10
8.785854	455.645	8.755937	0.000	12/31/09
6.526238	456.089	6.517283	0.000	12/31/08
PIMCO Variable Insurance Trust – PIMCO High Yield Portfolio - Administrative Class (Inception Date 5/1/2008)
15.690788	5,524.738	15.384832	0.000	12/31/17
14.961755	6,010.051	14.699833	0.000	12/31/16
13.524556	6,776.137	13.314880	0.000	12/31/15
13.981502	8,542.708	13.792812	0.000	12/31/14
13.754988	4,941.054	13.597020	0.000	12/31/13
13.226198	4,200.908	13.100950	0.000	12/31/12
11.763367	3,145.859	11.675850	0.000	12/31/11
11.571128	3,246.104	11.508388	0.000	12/31/10
10.274805	473.326	10.239914	0.000	12/31/09
7.439093	9.990	7.428920	0.000	12/31/08
PIMCO Variable Insurance Trust – PIMCO Real Return Portfolio - Administrative Class (Inception Date 5/1/2008)
11.840562	6,969.227	11.609628	0.000	12/31/17
11.613671	8,259.689	11.410309	0.000	12/31/16
11.224833	8,483.786	11.050765	0.000	12/31/15
11.730539	9,306.444	11.572181	0.000	12/31/14
11.568648	3,451.733	11.435742	0.000	12/31/13
12.957134	8,112.690	12.834399	0.000	12/31/12
12.114203	6,086.545	12.024051	0.000	12/31/11
11.028714	1,858.092	10.968893	0.000	12/31/10
10.372451	1,570.040	10.337220	0.000	12/31/09
8.907826	361.814	8.895654	0.000	12/31/08
PIMCO Variable Insurance Trust – PIMCO Total Return Portfolio - Administrative Class (Inception Date 5/1/2008)
13.338243	19,055.322	13.078143	0.000	12/31/17
12.925580	22,838.003	12.699294	0.000	12/31/16
12.799194	21,764.371	12.600754	0.000	12/31/15
12.955560	21,344.893	12.780696	0.000	12/31/14
12.631929	11,317.274	12.486837	0.000	12/31/13
13.100876	24,424.268	12.976800	0.000	12/31/12
12.154619	20,032.328	12.064181	0.000	12/31/11

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
11.927199	23,198.556	11.862516	0.000	12/31/10
11.216745	17,679.787	11.178643	0.000	12/31/09
9.997924	7,633.555	9.984266	0.000	12/31/08
Wilshire Variable Insurance Trust - 2015 Fund (formerly 2015 ETF Fund) (Inception Date 5/1/2008)
13.834870	9.396	13.565002	0.000	12/31/17
12.613364	9.440	12.392461	0.000	12/31/16
12.040363	9.489	11.853613	0.000	12/31/15
12.489846	9.535	12.321193	0.000	12/31/14
12.120188	9.588	11.980909	0.000	12/31/13
11.164951	9.644	11.059150	0.000	12/31/12
10.093866	9.704	10.018704	0.000	12/31/11
10.105278	9.763	10.050438	0.000	12/31/10
9.212138	9.831	9.180815	0.000	12/31/09
7.781991	9.920	7.771334	0.000	12/31/08
Wilshire Variable Insurance Trust - 2025 Fund (formerly 2025 ETF Fund) (Inception Date 5/1/2008)
13.725401	9.376	13.457668	0.000	12/31/17
12.222385	9.420	12.008320	0.000	12/31/16
11.641753	9.468	11.461166	0.000	12/31/15
12.112652	9.515	11.949083	0.000	12/31/14
11.716149	9.567	11.581497	0.000	12/31/13
10.615839	9.622	10.515215	0.000	12/31/12
9.575577	9.683	9.504257	0.000	12/31/11
9.710292	9.743	9.657562	0.000	12/31/10
8.823573	9.810	8.793544	0.000	12/31/09
7.447666	9.900	7.437452	0.000	12/31/08
Wilshire Variable Insurance Trust - 2035 Fund (formerly 2035 ETF Fund) (Inception Date 5/1/2008)
13.771882	9.357	13.503196	0.000	12/31/17
11.968127	9.400	11.758473	0.000	12/31/16
11.363983	9.450	11.187674	0.000	12/31/15
11.815632	9.496	11.656042	0.000	12/31/14
11.399098	9.548	11.268071	0.000	12/31/13
10.080684	9.604	9.985122	0.000	12/31/12
8.984792	9.665	8.917859	0.000	12/31/11
9.291323	9.724	9.240885	0.000	12/31/10
8.386081	9.791	8.357552	0.000	12/31/09
7.053590	9.880	7.043926	0.000	12/31/08

The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the commencement date of the public offering of the Contracts) to December 31, 2017. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus Variable Investment Fund’s Government Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccount will be contained in Appendix D: Closed Subaccounts.

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract owners, annuitants and beneficiaries. Short-term trading can result in: (1) the dilution of Accumulation Unit Values or Portfolio net asset values; (2) Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests; and (3) increased administrative costs due to frequent purchases and redemptions. To help protect Contract owners, annuitants, and beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences. In addition, it is possible that, despite the adoption and implementation of these restrictions, some market timing activity may occur while other market timing activity is prohibited.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. These reports provide us with information about Contract owners (or third parties acting on their behalf) who have engaged in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Accumulation Account) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. Our policies require us to adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfer events in one quarter of a Contract Year	We will mail a letter to the Contract owner notifying the Contract owner that: (1) we have identified the Contract owner as a person engaging in harmful trading practices; and (2) if the Contract owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Contract owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract owner that are sent by any other means.

On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

We will consider the following factors: (1) the dollar amount involved in the transfer event; (2) the total assets of the Portfolio involved in the transfer event; (3) the number of transfer events completed in the current quarter of the Contract Year; and (4) whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

Our transfer restrictions are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies.

Trading Restrictions and Redemption Fees Imposed by Portfolios. The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception. In addition, the Portfolios may impose redemption fees. We reserve the right to implement, administer and collect redemption fees imposed by any Portfolio. You should read the prospectuses of the Portfolios for more details about their ability to impose trading restrictions and redemption fees.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company: (1) to provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and (2) to prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

APPENDIX C: DEATH BENEFIT EXAMPLES

Example of Determination of Death Benefit Amount under the Basic Contract

This example is intended to help you understand how a withdrawal impacts the Death Benefit amount under the Standard Contract.

This example assumes:

•	your total Purchase Payments equal $100,000;

•	your Account Value is $90,000; and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction

	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.

The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

Example of Determination of Death Benefit Amount under the Optional Enhanced Death Benefit Rider

This example is intended to help you understand how a withdrawal impacts the Death Benefit amount under the optional Enhanced Death Benefit Rider.

This example assumes:

•	your total Purchase Payments equal $100,000;

•	your Account Value is $90,000;

•	the Historic High Value is $140,000 and

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction in the Purchase Payments.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction

	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Calculate the proportional reduction in the Historic High Value.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction

	$90,000	Account Value immediately before withdrawal

$140,000	Historic High Value	x 11.1111%	Percentage Reduction	= $15,556	Proportional Reduction

Step Four: Calculate the reduced Historic High Value amount.

Historic High Value	$140,000
Less proportional reduction for withdrawals	– 15,556

Historic High Value reduced for withdrawals	$124,444

Step Five: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Historic High Value of $124,444 is greater than both the reduced Purchase Payments of $88,889 and the Account Value of $80,000, so the Death Benefit amount would be $124,444.

The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

APPENDIX D: CLOSED SUBACCOUNTS

This Appendix provides information you should know before making any decision to allocate Purchase Payments or transfer amounts to the Subaccounts (individually, the “Closed Subaccount” and collectively, the “Closed Subaccounts”) investing in the Portfolios listed below (“Closed Portfolios”). Each Closed Subaccount is an additional investment option available only to Contract Owners who held Accumulation Units in the Subaccount on the cutoff date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY	CUTOFF DATE
AB Variable Products Series Fund, Inc. AB International Value Portfolio	Class B	AllianceBernstein L.P.	Global equity large cap: foreign large value	April 20, 2010

Calamos Advisors Trust Calamos Growth and Income Portfolio	N/A	Calamos Advisors LLC	Aggressive allocation: 70% to 85% equity	April 30, 2012

Davis Variable Account Fund Davis Value Portfolio	N/A	Davis Selected Advisors, L.P. Sub-Advisor: Davis Selected Advisers-NY, Inc. (an affiliate of Davis Selected Advisors, L.P.)	US equity large cap blend: large blend	April 30, 2015

Oppenheimer Variable Account Funds Conservative Balanced Fund/VA	Service	OFI Global Asset Management, Inc. Sub-Advisor: OppenheimerFunds, Inc	Cautious allocation: 30% to 50% equity	April 30, 2009

Condensed Financial Information for Closed Subaccounts

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
AB Variable Products Series Fund, Inc. - AB International Value Portfolio - Class B (Inception Date 5/1/2008)
7.757056	9.397	7.605644	0.000	12/31/17
6.304649	9.441	6.194147	0.000	12/31/16
6.461956	9.490	6.361661	0.000	12/31/15
6.416316	9.536	6.329616	0.000	12/31/14
6.974618	9.584	6.894401	0.000	12/31/13
5.778220	9.641	5.723401	0.000	12/31/12
5.145312	9.702	5.106955	0.000	12/31/11
6.493842	9.762	6.458571	0.000	12/31/10
6.330561	184.576	6.308997	0.000	12/31/09
4.790762	9.920	4.784183	0.000	12/31/08
Calamos Advisors Trust - Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
15.808976	1,693.223	15.500602	0.000	12/31/17
13.914840	1,782.359	13.671138	0.000	12/31/16
13.307177	4,348.650	13.100751	0.000	12/31/15
13.380309	5,442.585	13.199603	0.000	12/31/14
12.733303	5,819.815	12.586948	0.000	12/31/13
11.123110	5,701.186	11.017686	0.000	12/31/12
10.431591	3,876.309	10.353889	0.000	12/31/11
10.808762	3,082.946	10.750076	0.000	12/31/10
9.848500	1,257.332	9.814998	0.000	12/31/09
7.182336	1,258.639	7.172498	0.000	12/31/08
Davis Variable Account Fund, Inc. - Davis Value Portfolio (Inception Date 5/1/2008)
16.623009	717.581	16.298715	0.000	12/31/17
13.782405	1,066.775	13.540981	0.000	12/31/16
12.525292	3,818.664	12.330990	0.000	12/31/15
12.535379	4,421.752	12.366096	0.000	12/31/14
12.017522	4,499.497	11.879399	0.000	12/31/13
9.157796	8,735.292	9.070988	0.000	12/31/12
8.235084	9,721.787	8.173719	0.000	12/31/11
8.737764	9,803.238	8.690304	0.000	12/31/10
7.878615	9,266.736	7.851788	0.000	12/31/09
6.107819	6,594.392	6.099434	0.000	12/31/08

Standard (1.65% Total Separate Account Expenses) Accumulation Unit Value	Number of Standard (1.65% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced (1.85% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced (1.85% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced Fund/VA - Service Shares (Inception Date 5/1/2008)
10.782134	315.625	10.571813	0.000	12/31/17
10.062062	331.473	9.885842	0.000	12/31/16
9.747183	347.677	9.596008	0.000	12/31/15
9.854863	784.610	9.721794	0.000	12/31/14
9.276623	1,766.008	9.170028	0.000	12/31/13
8.359428	1,725.605	8.280213	0.000	12/31/12
7.582543	1,687.374	7.526086	0.000	12/31/11
7.679976	1,649.292	7.638297	0.000	12/31/10
6.930174	1,601.630	6.906605	0.000	12/31/09
5.794814	1,505.094	5.786875	0.000	12/31/08

The above table gives year-end Accumulation Unit information for each Closed Subaccount from the end of the year of inception (the commencement date of the public offering of the Contracts) to December 31, 2017. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount was 10.000000 as of its inception date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2018 FOR

CONTRACTS ISSUED BEFORE JUNE 1, 2009

Access100 Contracts

ContributorPlus Contracts

Flex(b) Contracts

Transition20 Contracts

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”) described below. The Riders were available with Access100 Contracts, ContributorPlus Contracts, Flex(b) Contracts, and Transition20 Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).

Rider	Type of Rider
Lifetime Guaranteed Retirement Income Preserver® (“Lifetime GRIP”)	Guaranteed lifetime withdrawal benefit rider

Lifetime Guaranteed Retirement Income Preserver Plus® (“Lifetime GRIPplus”)	Guaranteed lifetime withdrawal benefit rider with enhanced benefit

PayPlan	Guaranteed lifetime withdrawal benefit rider

THIS SUPPLEMENTAL PROSPECTUS APPLIES TO CONTRACTS ISSUED BEFORE JUNE 1, 2009.

•	If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference.

•	If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this supplemental prospectus does not apply to your Contract.

•	Your Contract effective date is set out on your Contract specifications page.

This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2018, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.

The Statement of Additional Information (“SAI”) dated May 1, 2018, contains more information about the Separate Account and the Contracts. The SAI is part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI as well as other information about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The SEC file number for each Contract is set out below.

Access100 Contract	333-148676	Flex(b) Contract	333-148444
ContributorPlus Contract	333-148459	Transition20 Contract	333-148387

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	The Contracts may be sold by a bank or credit union, but they are not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contracts are not FDIC or NCUSIF insured.

•	The Contracts involve investment risk and may lose value.

Our form numbers for the riders are R2012508NW and R2012608NW (GLWB riders) and R2012708NW and R2012808NW (GMWB riders). These form numbers may vary by state.

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SUPPLEMENT TO EXPENSE TABLES

The following information supplements Table B: Annual Expenses in your Contract prospectus.

	Rider activated before May 1, 2009		Rider activated on or after May 1, 2009
	Current Charge	Maximum Charge	Current Charge	Maximum Charge
Guaranteed Lifetime Withdrawal Benefit Rider
Basic Rider (Lifetime GRIP)	0.65%	1.50%	1.30%	1.50%
Rider with Enhanced Benefit (Lifetime GRIPplus)	0.80%	1.80%	1.60%	1.80%
Rider with Spousal Benefit (Lifetime GRIP with Spousal Benefit)	0.80%	1.80%	1.60%	1.80%
Rider with Enhanced Benefit and Spousal Benefit (Lifetime GRIPplus with Spousal Benefit)	0.95%	2.10%	1.90%	2.10%
Guaranteed Minimum Withdrawal Benefit Rider (PayPlan)	0.40%	1.00%	0.80%	1.00%

The current charges set out in the table are the Rider charges as of May 1, 2018. We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

Only one of these optional Riders may be activated and in effect at any point in time.

•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.

You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.

Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider.

The Benefit Base Amount starts with the Account Value of your Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.

After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.

SUPPLEMENT TO EXAMPLES

The information in this section supplements the Examples section in the applicable Contract prospectus. The following assumptions apply to all examples.

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You allocate your purchase payment to the Morningstar Conservative ETF Asset Allocation Portfolio for the periods indicated, which is the Portfolio with the highest expenses (0.97%) among the underlying Portfolios in which the Designated Subaccounts invest.

•	You activate the Guaranteed Lifetime Withdrawal Benefit Rider with both the Enhanced Benefit and the Spousal Benefit when you purchase your Contract and the maximum rider charge of 2.10% is incurred. The rider rollup rate is 6%.

•	You select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 is incurred.

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ACCESS100

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 2.00% are incurred.

Because there are no early withdrawal charges in the Access100 contract, your costs are the same whether you surrender, annuitize, or keep your Contract.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. In this case, your costs would be:	$545	$1,751	$3,124	$7,375
We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:	$545	$1,751	$3,124	$7,375

CONTRIBUTORPLUS

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 1.80% are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,425	$2,390	$3,521	$7,162
We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$525	$1,690	$3,021	$7,162

FLEX(b)

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In this example, we assume that Separate Account annual expenses of 1.50% are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,295	$2,198	$3,263	$6,834
We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$495	$1,598	$2,863	$6,834

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TRANSITION20

Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider, Highest Fund Operating Expenses, and Maximum Rider Charges

In the example, we assume that Separate Account annual expenses of 1.90% are incurred.

By comparing the costs shown in the table below, you can see the impact of early withdrawal charges on your costs.

	1 year	3 years	5 years	10 years
We assume you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:	$1,235	$2,221	$3,072	$7,270
We assume you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period. The early withdrawal charge will not apply in these situations. In this case, your costs would be:	$535	$1,721	$3,072	$7,270

Additional Information about Expenses of the Morningstar Conservative ETF Asset Allocation Portfolio. The Morningstar Conservative ETF Asset Allocation Subaccount invests in the Portfolio’s Class II shares. The Conservative Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Conservative Portfolio invests. The Conservative Portfolio’s indirect expenses of investing in the underlying ETFs represents the Conservative Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Conservative Portfolio’s anticipated average invested balance in each underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ended December 31, 2017. The Conservative Portfolio expenses in the examples will not correlate to the expense ratio in the Conservative Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Conservative Portfolio, not the indirect costs of investing in the underlying ETFs. Excluding the indirect costs of investing in the underlying ETFs, total annual fund operating expenses are 0.82% for Class II shares.

RIDER DEFINITIONS

The following definitions apply to the Lifetime GRIP—Guaranteed Lifetime Withdrawal Benefit Rider, the Lifetime GRIPplus—Guaranteed Lifetime Withdrawal Benefit Rider, and the PayPlan—Guaranteed Minimum Withdrawal Benefit Rider.

Benefit. A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount. The amount on which Benefit payments and Rider charges are based.

Benefit Start Date. The first day that a Benefit under the Rider is to be paid.

Designated Subaccount. Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Excess Withdrawal. Each withdrawal from the Contract on or after the Rider Effective Date, except a withdrawal to pay Rider charges or withdrawal to pay Rider Benefits.

Good Order. We cannot process information or a request until we have received your instructions in “good order” at our administrative office. We will consider information or a request to be in “good order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payments or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Required Minimum Distribution. The amount, if any, that is required to be distributed from the Contract for the current calendar year under Section 401(a)(9) of the Internal Revenue Code or the similar provisions of federal tax law to the extent applicable to the Contract.

•	For purposes of the Rider, this amount will be computed based on the values of the Contract without considering any other annuity or tax-qualified account. It will be reduced by all prior withdrawals or Benefit payments from the Contract made in such calendar year.

•	For purposes of the Rider, we may choose to compute this amount disregarding changes in federal tax law after the Rider Issue Date that would increase it. We will notify you if we make this choice.

Rider Effective Date. The Contract Effective Date or Contract Anniversary on which you activate the Rider.

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Rider Issue Date. The date that the Rider is issued with or is added to your Contract. The Rider Issue Date is set out on the Rider specifications page.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

To obtain one of our forms, contact us at the above address, or call us at 1-800-789-6771.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

LIFETIME GUARANTEED RETIREMENT INCOME PRESERVER – (“LIFETIME GRIP”)

We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to your Contract. If you choose to activate the Rider, it will provide guaranteed withdrawal rights for the life of the Insured. You will be entitled to take withdrawals from your Contract equal to the Benefit amount even if the Contract values are zero. An Excess Withdrawal, as defined below, will reduce the Benefit available under the Rider and may increase the Rider charges.

Lifetime GRIP Definitions

Enhanced Benefit. When elected, an additional Benefit available as set out in the Enhanced Benefit provision of the Rider.

Insured. The person whose lifetime is used to measure the Benefits under the Rider. The Insured on the Rider Issue Date is set out on the Rider specifications page.

•	If you are the individual who is the Owner of the Contract on the Rider Issue Date, you are the Insured, without regard to any joint owner.

•	If an Owner is not a human being, then the individual who is the Annuitant under the Contract is the Insured, without regard to any joint Annuitant.

•	The Insured cannot be changed after the Rider Issue Date. There is one exception to this rule. If the spouse of the person who is the Insured on the Rider Issue Date becomes the sole Owner or successor owner of the Contract before the Benefit Start Date, then that spouse will become the Insured.

Reset Date. Each of the following dates is a Reset Date:

•	the Rider Effective Date;

•	a Contract Anniversary on which you elect to reset the Benefit Base Amount;

•	any date before the Benefit Start Date on which ownership of the Contract is transferred to the spouse of the Insured if a Spousal Benefit is not in effect and your Account Value is less than the Benefit Base Amount; and

•	any date before the Benefit Start Date that would have been the Death Benefit Valuation Date if a Spousal Benefit is not in effect and the spouse of the Insured becomes the successor owner of the Contract.

Spousal Benefit. When elected, a Benefit that may be available for the life of the Spouse if the Insured dies after the Benefit Start Date. If you wish to add the Spousal Benefit to the Rider, you must elect this benefit at the time that you activate the Rider.

Spouse. The person who is the spouse of the Insured as of the Benefit Start Date. A person will cease to be considered the Spouse at any time that the marriage of the Insured and that person is terminated other than by the Insured’s death. A new Spouse cannot be substituted after the Benefit Start Date.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a Written Request before the date on which the Rider is to take effect. The Rider is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.

At the time of activation, you may elect to activate: (1) the Enhanced Benefit; (2) the Spousal Benefit; or (3) both the Enhanced Benefit and the Spousal Benefit.

Once the Rider is activated, you may not participate in the dollar cost averaging or interest sweep programs otherwise available under the Contract.

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You may not activate the Rider if:

•	you are the Insured and you are age 86 or older;

•	another person is the Insured and that person is age 86 or older;

•	you have not allocated or transferred your Account Value to the Designated Subaccounts;

•	you have activated the Guaranteed Minimum Withdrawal Benefit Rider and it is in effect;

•	an event has occurred that would terminate the Rider; or

•	we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contact, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional before you activate the Rider.

Required Allocations to Designated Subaccounts

On the Rider Effective Date, your Account Value must be held in one or more Designated Subaccount(s) that you select. If at that time any part of your Account Value is held in some other Subaccount or the Fixed Accumulation Account, we will reject your request to activate the Rider and you will not be able to activate the Rider until the following Contract Anniversary. After the Rider Effective Date, you may transfer your Account Value only among the Designated Subaccounts. The Designated Subaccounts are set out below.

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.

These allocation rules do not apply to amounts held as collateral for a loan under your Contract. The rules applicable to loan collateral are explained in the Rider Provisions Related to Loans section below.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

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Rider Charge

If you activate the Rider, there is a charge for the Rider for each Contract Year that the Rider is in effect. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. The Rider charge for a Contract Year is a percentage of the Benefit Base Amount. The current Rider charge rates as of May 1, 2018 and the maximum Rider charge rates are shown below.

	Basic Rider		Rider with Spousal Continuation
For a Rider Activated Before May 1, 2009	Current	Maximum	Current	Maximum
Standard Benefit (Lifetime GRIP)	0.65%	1.50%	0.80%	1.80%
Enhanced Benefit (Lifetime GRIPplus)	0.80%	1.80%	0.95%	2.10%
For a Rider Activated On or After May 1, 2009	Current	Maximum	Current	Maximum
Standard Benefit (Lifetime GRIP)	1.30%	1.50%	1.60%	1.80%
Enhanced Benefit (Lifetime GRIPplus)	1.60%	1.80%	1.90%	2.10%

For purposes of calculating the Rider charge, we will determine the Benefit Base Amount as of the date immediately before the date that we assess the charge. We will assess the Rider charge for a Contract Year at the end of that Contract Year. We will also assess a prorated portion of the Rider charge for a Contract Year upon surrender of the Contract or other termination of the Rider.

We will take the Rider charge by withdrawing amounts proportionally from the Designated Subaccounts to which you have allocated your Account Value at the time the charge is taken. No early withdrawal charge or other charge or fee will be deducted on account of a withdrawal to pay Rider charges.

We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount;

•	you take an Excess Withdrawal; or

•	your spouse becomes the Owner or successor owner of your Contract if the Spousal Benefit is not in effect.

If we change the Rider charge, the new Rider charge may apply to any Contract Year for which we have not yet assessed the charge.

We will permanently waive the Rider charge once your Account Value is fully depleted directly as a result of withdrawals for Benefit payments and Rider charges.

Benefit Start Date

To begin taking the lifetime withdrawal Benefit, you must first designate a Benefit Start Date.

•	If you are the Insured, you must be at least 55 years old on the Benefit Start Date.

•	If another person is the Insured, that person must be at least 55 years old on the Benefit Start Date.

•	If a Spousal Benefit is in effect, both the Insured and the Spouse must be at least 55 years old on the Benefit Start Date.

•	The Benefit Start Date may not be after the date that the Rider terminates.

To designate the Benefit Start Date, you must make a Written Request. We must receive this request at least 30 days before the date that the first Benefit payment is to be made. You must pay off all loans under the Contract on or before the Benefit Start Date.

Benefit Payments

We will make Benefit payments upon your Written Request. You may request Benefit payments at any time or times on or after the Benefit Start Date.

A Benefit payment may be an amount up to the full Benefit amount available on the payment date. A Benefit payment may not be less than $50. A Benefit payment may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.

Until your Account Value is exhausted, we will pay Benefits in the form of withdrawals from your Contract. We will make these withdrawals proportionally from the Designated Subaccounts to which you have allocated your Account Value as of the date the Benefit payment is made. After your Account Value is exhausted, we will pay Benefits under the Rider itself.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1⁄2, may be subject to a 10% federal penalty tax.

Benefit Amount

The Benefit amount is the largest total amount that can be taken as a Benefit payment on or after the Benefit Start Date. It is determined each time that a Benefit payment is to be made.

The annual Benefit amount is determined as follows.

•	Determine the applicable Benefit Percentage (4.0% or 5.0%) from the table below.

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•	Add the benefit booster (0.50%) to the Benefit Percentage if your Benefit Start Date is on or after the 10th anniversary of the Rider Effective Date.

•	Multiply the resulting percentage by the Benefit Base Amount on the date that the payment is to be made.

The annual Benefit amount for the Contract Year that includes the Benefit Start Date will be prorated. The Benefit amount available for a Contact Year but not taken during that Contract Year may not be carried over to the next Contract Year. The Benefit amount at any point in time is equal to:

•	the annual Benefit amount as determined at that point in time; less

•	the amount of each Benefit payment, if any, previously made during the current Contract Year.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Benefit. The annual Benefit amount for a Contract Year will never be less than the Required Minimum Distribution, if any, for the calendar year in which that Contract Year began.

Benefit Percentage

On the Benefit Start Date, the Benefit Percentage is set and will not change.

•	If you are the Insured, the Benefit Percentage is based on your age on the Benefit Start Date.

•	If another person is the Insured on the Benefit Start Date, the Benefit Percentage is based on the Insured’s age on the Benefit Start Date.

•	If the Spousal Benefit is in effect and the Spouse is younger than the Insured, the Benefit Percentage is based on the Spouse’s age on the Benefit Start Date.

Age on Benefit Start Date	Benefit Percentage	Benefit Percentage with Benefit Booster
At least age 55 but under age 59 1⁄2	4.0%	4.5%
Age 59 1⁄2 or older	5.0%	5.5%

Benefit Base Amount

The Benefit Base Amount is determined as follows.

•	Determine the Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received since the most recent Reset Date.

•	Add Rollup Amounts credited since the most recent Reset Date.

•	Subtract an adjustment for each Excess Withdrawal, if any, since the most recent Reset Date.

An example of how an Excess Withdrawal impacts the Benefit under the Rider is included at the end of this section.

Although Benefit payments up to the Benefit amount do not reduce the Benefit Base Amount, they generally reduce Contract values, the Death Benefit, and the amount available for annuitization. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Rollup Amounts

A rollup amount is a minimum guaranteed increase in the Benefit Base Amount.

The rollup amount for a Contract Year is calculated as follows.

•	Start with the rollup percentage of 6.0%.

•	Add the rollup booster (1.0%) if the Contract Year began after the 10th anniversary of the Rider Effective Date and there has been no Excess Withdrawal in any prior Contract Year.

•	Multiply the resulting percentage by the rollup base.

The rollup base for a Contract Year is calculated as follows.

•	Determine the Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received since the most recent Reset Date but before the beginning of the current Contract Year.

•	Add Purchase Payments that we have received during the current Contract Year multiplied by a fraction representing that portion of the Contract Year that the Purchase Payment was held under the Contract.

•	Subtract any amount not held in a Designated Subaccount at the end of that Contract Year.

A rollup period begins on any Reset Date that is before the Benefit Start Date and ends on the earliest of: (1) the completion of 10 full Contract Years, measured from the most recent Reset Date; (2) the date that you take an Excess Withdrawal; or (3) the Benefit Start Date.

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A reset occurring within a rollup period will not end the rollup period, but will extend it. We will credit rollup amounts to the Benefit Base Amount at the end of each full Contract Year that is included in a rollup period. We will not credit any rollup amount for a Contract Year unless the full Contract Year is included in a rollup period.

Excess Withdrawal Adjustments

The adjustment to the Benefit Base Amount for an Excess Withdrawal is calculated as follows.

•	Determine the percentage reduction in the Account Value on account of the Excess Withdrawal and any related early withdrawal charge or other charge or fee related to the Excess Withdrawal.

•	Multiply this percentage reduction by the Benefit Base Amount immediately before the Excess Withdrawal to determine the dollar amount of the proportional reduction.

•	Subtract this proportional reduction amount from the Benefit Base Amount.

Example Showing Percentage Reduction

Account Value		Benefit Base Amount
Before Withdrawal	$160,000	Before Withdrawal	$200,000
Minus Withdrawal	– $40,000	Minus Reduction	– $50,000

After Withdrawal	$120,000	After Withdrawal	$150,000

Percentage Reduction		Percentage Reduction
40,000 / 160,000 =	25%	50,000 / 200,000 =	25%

A more complete example showing the impact of an Excess Withdrawal on Benefits is included at the end of this section.

If you take an Excess Withdrawal in a Contract Year, we will not credit any Rollup Amount to the Benefit Base Amount at the end of that Contract Year. If you take an Excess Withdrawal, the rollup booster will no longer be available to you.

If you take an Excess Withdrawal and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the Excess Withdrawal will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Note that a Required Minimum Distribution taken from your Contract before the Benefit Start Date is an Excess Withdrawal. On the other hand, a Required Minimum Distribution taken from your Contract on or after the Benefit Start Date is not an Excess Withdrawal.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Resetting the Benefit Base Amount

As of each Contract Anniversary that the Rider is in effect and after any rollup amount for the prior Contract Year is credited, you may elect to reset the Benefit Base Amount to the Account Value on that Contract Anniversary, if higher. No reset may be elected if the Benefit Base Amount is higher than the Account Value on that Contract Anniversary.

A reset election must be made by Written Request. We must receive this Written Request no later than 30 days after the applicable Contract Anniversary. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

You may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Contract Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Contract Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

Examples showing how the Benefit Base Amount is calculated and how rollup amounts, resets and Excess Withdrawals impact the Benefit Base Amount are included at the end of this section.

Termination of Benefit Payments

All rights to take Benefit payments will end on the earliest of:

•	the date that the Insured dies, if the Spousal Benefit is not in effect;

•	the date that the Insured dies if the Spousal Benefit is in effect but no Spouse survives the Insured;

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•	the date that the Spouse dies, if the Spousal Benefit is in effect and the Spouse survives the Insured;

•	the completion of the maximum period that a benefit can be paid under the applicable rules of the Internal Revenue Code or similar provisions of the federal tax law; or

•	the date that the Rider terminates.

LIFETIME GUARANTEED RETIREMENT INCOME PRESERVER PLUS—(“LIFETIME GRIPplus”)

The Rider will provide an enhanced benefit after age 65 if you elect the Enhanced Benefit at the time that you activate the Rider. To elect the Enhanced Benefit, you must make a Written Request.

If you elect the Enhanced Benefit, the Benefit amount (before any Benefit booster) will be doubled for one Contract Year provided the following conditions are satisfied:

•	you make a Written Request to take the Enhanced Benefit before the beginning of the Contract Year;

•	the Contract Year begins on or after the Benefit Start Date;

•	if the Insured is living, the Contract Year begins on or after the date that the Insured has reached age 65;

•	if a Spousal Benefit is in effect and the Spouse is living, the Contract Year begins after the date that the Spouse has reached age 65;

•	you have not already taken the Enhanced Benefit; and

•	the Rider has not terminated.

There is an additional charge for the Enhanced Benefit. Currently, the additional charge for the Enhanced Benefit for a Contract Year is 0.30% of the Benefit Base Amount. The additional charge for the Enhanced Benefit will never exceed 0.30% of the Benefit Base Amount.

Spousal Benefit

The Rider will provide withdrawal rights for the Spouse of the Insured if you elect the Spousal Benefit at the time that you activate the Rider. To elect the Spousal Benefit, you must make a Written Request.

The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his or her lifetime, a withdrawal Benefit provided the following conditions are satisfied: (1) you added the Spousal Benefit at the time that you activated the Rider; (2) the Spouse and the Insured are still married when the Insured dies; and (3) the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract. The Spousal Benefit will only be of value if all of these conditions are satisfied.

There is an additional charge for the Spousal Benefit. Currently, the additional charge for the Spousal Benefit for a Contract Year is 0.30% of the Benefit Base Amount. The additional charge for the Spousal Benefit will never exceed 0.30% of the Benefit Base Amount.

The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first. If, during the life of the Insured and after the Benefit Start Date, the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

The election of the Spousal Benefit will not change the death benefit provisions of your Contract.

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EXAMPLES FOR GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.

•	Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit year.

•	Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit year.

•	Then assume that, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit year	$20,000
Benefit amount for the Benefit year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal Account Value immediately before the Excess Withdrawal	= 12.6437%	Percentage Reduction

$108,750

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

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Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated and how rollup amounts, resets and Excess Withdrawals impact the Benefit Base Amount. The examples assume that: (1) you make the Purchase Payments shown, (2) gains, losses, and charges cause your Account Value to vary as shown, (3) you take no withdrawals except as shown, and (4) you elect to reset on each Rider anniversary on which your Account Value has increased over the Benefit Base Amount.

The Benefit Base Amount is the Account Value of the Contract on the most recent Reset Date, plus Purchase Payments received and rollup amounts credited since that Reset Date, and minus an adjustment for each Excess Withdrawal since that Reset Date.

Example 1	Assume:		Then:
Rider Anniversary	Purchase Payment	Account Value	Rollup Amount Credited for prior Contract Year		Benefit Base Amount for following Contract Year
0 1 2 3 4 5 6 7 8 9	$100,000 50,000	$100,000 105,000 160,000 170,000 185,000 183,000 180,000 202,000 230,000 238,000	n/a $6,000 6,000 9,000 9,000 11,100 11,100 11,100 11,100 13,800	(6% of $100,000) (6% of $100,000) (6% of $150,000) (6% of $150,000) (6% of $185,000) (6% of $185,000) (6% of $185,000) (6% of $185,000) (6% of $230,000)	$100,000 106,000 162,000 171,000 185,000 196,100 207,200 218,300 230,000 243,800	(initial reset) (rollup) (rollup + payment) (rollup) (elective reset) (rollup) (rollup) (rollup) (elective reset) (rollup)

Example 2	Assume:		Then:
Rider Anniversary	Payment or Withdrawal	Account Value	Rollup Amount Credited for prior Contract Year		Benefit Base Amount for following Contract Year
0 1 2 3 4 5 6 7 8 9	$100,000 -22,000	$100,000 105,000 88,000 93,500 101,750 100,650 99,000 111,100 126,500 130,900	n/a $6,000 6,000 n/a 5,610 6,105 6,105 6,105 6,105 7,590	(6% of $100,000) (6% of $100,000) (excess withdrawal) (6% of $93,500) (6% of $101,750) (6% of $101,750) (6% of $101,750) (6% of $101,750) (6% of $126,500)	$100,000 106,000 89,600 93,500 101,750 107,855 113,960 120,065 126,500 134,090	(initial reset) (rollup) (rollup - adjustment) (elective reset) (elective reset) (rollup) (rollup) (rollup) (elective reset) (rollup)

The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of the Designated Subaccounts.

Rollup Amounts. The rollup amounts ensure that the Benefit Base Amount will grow by a minimum factor over a period of up to 10 years since the most recent Reset Date.

In the first example, the rollup amounts result in a Benefit Base Amount that is greater than the Account Value on each Rider anniversary except the 4th and 8th Rider anniversaries.

In the second example, the rollup amounts result in a Benefit Base Amount that is greater than the Account Value on each Rider anniversary except for the 3rd, 4th, and 8th Rider anniversaries. In addition, there is no rollup amount credited at the end of the 3rd Contract Year because of the Excess Withdrawal taken on the 2nd Rider anniversary (which is the beginning of the 3rd Contract Year).

Resets. Resetting the Benefit Base Amount on a Rider anniversary allows the Rider to preserve any gains in the Account Value of the Contract. It also restarts the period during which rollup amounts may be credited and the base on which they are calculated.

In both examples, a reset election is made on the 4th and 8th Rider anniversaries because the Account Value has grown to an amount greater than the Benefit Base Amount (including rollup amounts).

In the second example, the loss of the rollup amount on account of the Excess Withdrawal also gives rise to a reset on the 3rd Rider anniversary.

Please note that, if you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge.

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PAYPLAN

We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even if the Contract values are zero. An Excess Withdrawal, as defined below, will reduce the Benefit available under the Rider and may increase the Rider charges.

PayPlan Definitions

Reset Date. Each of the following dates is a Reset Date:

•	the Rider Effective Date;

•	a Contract Anniversary on which you elect to reset the Benefit Base Amount;

•	any date on which you assign or transfer an interest in the Contract to your spouse if your Account Value is less than the Benefit Base Amount; and

•	any date before the Benefit Start Date that would have been the Death Benefit Valuation Date if a spouse becomes the successor owner of the Contract and your Account Value on that date is less than the Benefit Base Amount.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a Written Request before the date on which the Rider is to take effect. The Rider is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.

Once the Rider is activated, you may not participate in the dollar cost averaging or interest sweep programs otherwise available under the Contract.

You may not activate the Rider if:

•	you or any joint owner is age 86 or older;

•	an Owner is not a human being and the Annuitant is age 86 or older;

•	you have not allocated or transferred your Account Value to the Designated Subaccounts;

•	you have activated the Guaranteed Lifetime Withdrawal Benefit Rider and it is in effect;

•	an event has occurred that would terminate the Rider; or

•	we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contact, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional before you activate the Rider.

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Required Allocations to Designated Subaccounts

On the Rider Effective Date, your Account Value must be held in one or more Designated Subaccount(s) that you select. If at that time any part of your Account Value is held in some other Subaccount or the Fixed Accumulation Account, we will reject your request to activate the Rider and you will not be able to activate the Rider until the following Contract Anniversary. After the Rider Effective Date, you may transfer your Account Value only among the Designated Subaccounts. The Designated Subaccounts are set out below.

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.

These allocation rules do not apply to amounts held as collateral for a loan under your Contract. The rules applicable to loan collateral are explained in the Rider Provisions Related to Loans section below.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Rider Charge

If you activate the Rider, there is a charge for the Rider for each Contract Year that the Rider is in effect. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. The Rider charge for a Contract Year is a percentage of the Benefit Base Amount. The current Rider charge rates as of May 1, 2018 and the maximum Rider charge rates are shown below.

	Current	Maximum
For a Rider activated before May 1, 2009	0.40%	1.00%
For a Rider activated on or after May 1, 2009	0.80%	1.00%

For purpose of calculating the Rider charge, we will determine the Benefit Base Amount as of the date immediately before the date that we assess the charge. We will assess the Rider charge for a Contract Year at the end of that Contract Year. We will also assess a prorated portion of the Rider charge for a Contract Year upon surrender of the Contract or other termination of the Rider.

We will take the Rider charge by withdrawing amounts proportionally from the Designated Subaccounts to which you have allocated your Account Value at the time the charge is taken. No early withdrawal charge or other charge or fee will be deducted on account of a withdrawal to pay Rider charges.

We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you do so on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount;

•	you take an Excess Withdrawal;

•	you assign or transfer an interest in the Contract to your spouse; or

•	a spouse becomes the successor owner of the Contract.

The Rider charge will never exceed 1.00% of the Benefit Base Amount. If we change the Rider charge, the new Rider charge may apply to any Contract Year for which we have not yet assessed the charge.

We will permanently waive the Rider charge once your Account Value is fully depleted directly as a result of withdrawals for Benefit payments and Rider charges.

Benefit Start Date

To begin taking the withdrawal Benefit, you must first designate a Benefit Start Date. You must be at least 55 years old on the Benefit Start Date. If an Owner is not a human being, the Annuitant must be at least 55 years old on the Benefit Start Date. The Benefit Start Date may not be after the date that the Rider terminates.

To designate the Benefit Start Date, you must make a Written Request. We must receive this request at least 30 days before the date that the first Benefit payment is to be made. You must pay off all loans under the Contract on or before the Benefit Start Date.

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Benefit Payments

We will make Benefit payments upon your Written Request. You may request Benefit payments at any time or times on or after the Benefit Start Date.

A Benefit payment may be an amount up to the full Benefit amount available on the payment date. A Benefit payment may not be less than $50. A Benefit payment may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.

Until your Account Value is exhausted, we will pay Benefits in the form of withdrawals from your Contract. We will make these withdrawals proportionally from the Designated Subaccounts to which you have allocated your Account Value as of the date the Benefit payment is made. After your Account Value is exhausted, we will pay Benefits under the Rider itself.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59  1⁄2, may be subject to a 10% federal penalty tax.

Benefit Amount

The Benefit amount is the largest total amount that can be taken as a Benefit payment on or after the Benefit Start Date. It is determined each time that a Benefit payment is to be made.

The annual Benefit amount is 5% of the Benefit Base Amount on the date that the payment is to be made. The annual Benefit amount for the Contract Year that includes the Benefit Start Date will be prorated. The Benefit amount available for a Contact Year but not taken during that Contract Year may not be carried over to the next Contract Year. The Benefit amount available at any point in time on or after the Benefit Start Date is equal to:

•	the annual Benefit amount as then determined; less

•	the amount of any Benefit payment previously made during the current Contract Year.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Benefit. The annual Benefit amount for a Contract Year will never be less than the Required Minimum Distribution, if any, for the calendar year in which that Contract Year began.

Benefit Base Amount

The maximum total Benefits under the Rider will be equal to the Benefit Base Amount.

The Benefit Base Amount is determined as follows.

•	Determine the Account Value on the most recent Reset Date.

•	Add Purchase Payments that we have received since the most recent Reset Date.

•	Subtract an adjustment for each Excess Withdrawal, if any, since the most recent Reset Date.

An example of how an Excess Withdrawal impacts the Benefit under the Rider is included at the end of this section.

Although Benefit payments up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. In addition, they generally reduce Contract values, the Death Benefit, and the amount available for annuitization. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Excess Withdrawal Adjustments

The adjustment to the Benefit Base Amount for an Excess Withdrawal is calculated as follows.

•	Determine the percentage reduction in the Account Value on account of the Excess Withdrawal and any related early withdrawal charge or other charge or fee related to the Excess Withdrawal.

•	Multiply this percentage reduction by the Benefit Base Amount immediately before the Excess Withdrawal to determine the dollar amount of the proportional reduction.

•	Subtract this proportional reduction amount from the Benefit Base Amount.

Example Showing Percentage Reduction

Account Value		Benefit Base Amount
Before Withdrawal	$160,000	Before Withdrawal	$200,000
Minus Withdrawal	–$40,000	Minus Reduction	–$50,000

After Withdrawal	$120,000	After Withdrawal	$150,000

Percentage Reduction		Percentage Reduction
40,000 / 160,000 =	25%	50,000 / 200,000 =	25%

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A more complete example showing the impact of an Excess Withdrawal on Benefits is included at the end of this section.

If you take an Excess Withdrawal and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the Excess Withdrawal will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Resetting the Benefit Base Amount

As of each Contract Anniversary that the Rider is in effect, you may elect to reset the Benefit Base Amount to the Account Value on that Contract Anniversary, if higher. No reset may be elected if the Benefit Base Amount is higher than the Account Value on that Contract Anniversary.

A reset election must be made by Written Request. We must receive this Written Request no later than 30 days after the applicable Contract Anniversary. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.

You may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Contract Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Contract Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

Examples showing how the Benefit Base Amount is calculated and how resets and Excess Withdrawals impact the Benefit Base Amount are included at the end of this section.

Duration of Benefits

Your right to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

All rights to take Benefit payments will end on the earliest of:

•	the date that total Benefit payments made since the most recent Reset Date equal the current Benefit Base Amount;

•	the completion of the maximum period that a benefit can be paid under the rules of Section 72(s) or Section 401(a)(9) of the Internal Revenue Code or the similar provisions of federal tax law to the extent applicable to the Contract; or

•	the date that the Rider terminates.

Your right to take Benefit payments will last for 20 years if all of the following conditions are met: (1) each year you take Benefit payments exactly equal to 5% of the Benefit Base Amount, (2) you do not take Benefit payments of more than 5% of the Benefit Base Amount because of a Required Minimum Distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take Benefit payments of less than 5% of the Benefit Base Amount, your right to take Benefit payments may last for more than 20 years. If you take Benefit payments of more than 5% of the Benefit Base Amount because of a Required Minimum Distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take Benefit payments may last for fewer than 20 years.

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EXAMPLES FOR GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.

•	Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit year.

•	Now assume that, in the first and second Benefit years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit year	$20,000
Benefit amount for the Benefit year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction

	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit percentage	x 5%

New minimum withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit years	– 18,750

Benefits remaining	$90,445

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Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that: (1) you make the Purchase Payments shown, (2) gains, losses, and charges cause your Account Value to vary as shown, (3) you take no withdrawals except as shown, and (4) you elect to reset on each Rider Anniversary on which your Account Value has increased over the Benefit Base Amount.

The Benefit Base Amount is the Account Value of the Contract on the most recent Reset Date, plus Purchase Payments received since that Reset Date, and minus an adjustment for each Excess Withdrawal since that Reset Date.

Example 1	Assume:		Then:
Rider Anniversary	Purchase Payment	Account Value	Benefit Base Amount for following contract year
0 1 2 3 4 5 6 7 8 9	$100,000 50,000	$100,000 105,000 160,000 170,000 185,000 183,000 180,000 202,000 230,000 238,000	$100,000 105,000 160,000 170,000 185,000 185,000 185,000 202,000 230,000 238,000	(initial reset) (elective reset) (elective reset) (elective reset) (elective reset) (elective reset) (elective reset) (elective reset)

Example 2	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Benefit Base Amount for following contract year
0 1 2 3 4 5 6 7 8 9	$100,000 -22,000	$100,000 105,000 88,000 93,500 101,750 100,650 99,000 111,100 126,500 130,900	$100,000 105,000 88,000 93,500 101,750 101,750 101,750 111,100 126,500 130,900	(initial reset) (elective reset) (elective reset) (elective reset) (elective reset) (elective reset) (elective reset) (elective reset)

The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of the Designated Subaccounts.

Resets. Resetting the Benefit Base Amount on a Rider anniversary allows the Rider to preserve any gains in the Account Value of the Contract.

In both examples, a reset election is made on each Rider anniversary other than the 5th and 6th anniversaries because the Account Value has grown to an amount greater than the prior Benefit Base Amount.

In the first example, you may note that a reset is elected on the 2nd Rider anniversary because the Account Value of $160,000 is greater than the prior Benefit Base Amount ($105,000) plus the Purchase Payment ($50,000).

In the second example, you may note that a reset is elected on the 2nd Rider anniversary because the Account Value of $88,000 is greater than the prior Benefit Base Amount ($105,000) less the adjustment for the Excess Withdrawal (20% or $21,000).

If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge.

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OTHER INFORMATION ABOUT THE RIDERS

Unless otherwise noted, the following information applies to the Lifetime GRIP—Guaranteed Lifetime Withdrawal Benefit Rider, the Lifetime GRIPplus—Guaranteed Lifetime Withdrawal Benefit Rider, and the PayPlan—Guaranteed Minimum Withdrawal Benefit Rider.

Impact of the Rider on the Contract

Purchase Payments. If you activate the Rider, the following restrictions on Purchase Payments will apply.

•	Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year.

•	Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract.

•	We reserve the right to impose additional restrictions on Purchase Payments after the Benefit Start Date.

Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Exhausted Account Value. If your Account Value is completely exhausted by payment of Rider charges or Benefits or because the value of a Designated Subaccount falls to zero:

•	the Contract will not terminate until the Rider terminates; however, the only benefits available will be those provided by the Rider;

•	no additional Purchase Payments may be made to the Contract;

•	no Excess Withdrawals are possible; and

•	the Contract cannot be annuitized.

Annuity Benefit with Lifetime GRIP Rider or Lifetime GRIPplus Rider. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

The Annuity Benefit under your Contract will be not less than the annual Benefit amount determined as of the original Annuity Commencement Date shown on the Contract specifications page if:

•	you elect to annuitize your Contract with annual payments under a lifetime benefit option;

•	the actual Annuity Commencement Date is on or after the original Annuity Commencement Date; and

•	the actual Annuity Commencement Date occurs while the Rider is in effect and after the Benefit Start Date.

For variable dollar payments, this minimum benefit is calculated as of the applicable Commencement Date. Actual payments may drop below this minimum if Benefit Unit Values fall.

Annuity Benefit with PayPlan Rider. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Rider Provisions Related to Loans

If your Contract allows loans:

•	an offset of a defaulted loan after the Rider Effective Date will be considered an Excess Withdrawal;

•	all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date; and

•	no new loans may be taken after the Benefit Start Date so long as the Rider is in effect.

In addition, special allocation rules apply to amounts held as collateral for loans. These rules are summarized in the table below.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer to a Designated Subaccount the portion of your Account Value that is then needed as collateral for a Contract loan.
From time to time after activation and before the Benefit Start Date

We may require you to transfer to a Designated Subaccount the portion of your Account Value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer to a Designated Subaccount the portion of your Account Value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount withdrawn will not be subject to an early withdrawal charge;

•	the amount withdrawn may be less than $500;

•	the amount withdrawn may reduce your Account Value below $500;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below $500; and

•	the amount withdrawn may completely exhaust your Account Value.

Withdrawals to pay Benefits will reduce the amount that may otherwise be taken without an early withdrawal charge or other charge or fee pursuant to the Free Withdrawal Privilege.

Termination of the Rider

All rights under the Rider will terminate upon any one of the following to happen:

•	your Written Request to decline or terminate the Rider;

•	a failure to hold funds in the Designated Subaccounts;

•	an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	the complete payment of all Benefits that are due under the Rider; or

•	the surrender or annuitization of the Contract.

In addition, all rights under the Lifetime GRIP Rider or the Lifetime GRIPplus Rider will terminate upon any one of the following to happen:

•	a death that would give rise to a Death Benefit under the Contract, unless the Insured’s Spouse becomes the successor owner of the Contract before the Benefit Start Date or the Insured’s Spouse becomes the successor owner of the Contract when a Spousal Benefit is in effect; or

•	a transfer or assignment of an interest in the Contract unless to the Insured or to the spouse of the Insured before the Benefit Start Date, or to the Insured’s Spouse when a Spousal Benefit has been elected.

In addition, all rights under the PayPlan Rider will terminate upon any one of the following to happen:

•	a death that would give rise to a Death Benefit under the Contract, unless a spouse is the sole Beneficiary and elects to become the successor owner of the Contract; or

•	a transfer or assignment of an interest in the Contract unless to the Owner’s spouse.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT C

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

Access100 Contracts

ContributorPlus® Contracts

Flex(b) Contracts

TotalGroup® Contracts

Transition20® Contracts

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2018

This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account C (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of a Contract prospectus dated May 1, 2018, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gaig.com/annuities/pages/variable-compliance-docs.aspx to request a copy.

We filed a separate Registration Statement with the SEC under the Securities Act of 1933 relating to each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The SEC file number for each Contract is shown below.

Access100 Contracts	File No. 333-148676
ContributorPlus Contracts	File No. 333-148459
Flex(b) Contracts	File No. 333-148444
TotalGroup Contracts	File No. 333-148940
Transition20 Contracts	File No. 333-148387

Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.

We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”) which is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

Separate Account and Subaccounts

We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. It is divided into Subaccounts that invest in corresponding Portfolios. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of the applicable prospectus.

PORTFOLIOS

General Information

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the Portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

Revenue We Receive from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. A Portfolio may also compensate the Company or Great American Advisors®, Inc. (“GAA”) for the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of the Company variable annuity products that invest in the Portfolios. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments.

The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments.

Rule 12b-1 Fees. The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.00% to 0.25%. Payments made under a Portfolio’s Rule 12b-1 plan are generally deducted from the Portfolio’s assets.

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Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.00% to 0.25% and may be significant. Some service providers may pay more in Support Fees than others. The amount of Support Fees received by the Company and/or GAA may be significant.

Other Payments. The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC Contracts. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. AILIC Contract owners, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of AILIC Contracts, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amount of such other payments received by the Company and/or GAA may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

SERVICES

Telephone, Facsimile and Internet Instructions for Transfer Requests

We currently accept transfer requests by telephone, by facsimile or over the Internet. We will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

We will not be liable for complying with transfer instructions that we reasonably believe are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, we will not be liable for refusing to comply with transfer instructions that are not in good order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. You or the person controlling payments will bear the risk of such loss.

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

Records and Reports

We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

Experts

The financial statements of the Separate Account at December 31, 2017 and for the periods indicated in the financial statements, and of the Company at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of the Contracts, we reserve the right to discontinue offering any Contract.

Compensation Paid to GAA

Great American Advisors®, Inc. (“GAA”) is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company (the “Variable Accounts”). In the last three fiscal years, GAA received underwriting commissions in the amounts set out below and subsequently paid those amounts to selling firms in its distribution network: $3.52 million in 2017, $3.76 million in 2016, and $4.50 million in 2015. GAA did not retain any underwriting commissions in the last three fiscal years. Commission information is shown in the aggregate for all variable annuity contracts issued by the Variable Accounts.

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Special Compensation Paid to GAA

GAFRI, an affiliate of the Company, pays for some of GAA’s operating and other expenses, including overhead, legal, and accounting fees. The Company may pay for certain sales expenses of GAA, such as marketing materials and advertising expenses, and certain other expenses of distributing the Contracts.

Additional Compensation Paid to Selected Selling Firms

To the extent permitted by FINRA rules, the Company may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursements to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements. In addition, the Company may pay certain selling firms additional cash amounts in the form of shelf space or preferred status fees in return for enhanced marketing services and increased access to the selling firm’s sales representatives. Payments for preferred status treatment of AILIC Contracts in the selling firm’s marketing programs are based on past or anticipated sales of AILIC Contracts and other criteria. In addition to revenue sharing payments and compensation for preferred status, such selling firms may receive separate compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring conferences and seminars, paying travel expenses incurred in connection with these events, sponsoring sales and advertising campaigns for AILIC Contracts, and/or other services they provide to the Company. To the extent permitted by law, the Company and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell AILIC Contracts. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

In 2017, payments of less than $25,000 were made to the following selling firms in connection with conference sponsorships: Lincoln Investment Planning, Inc.; and PlanMember Securities Corp.

ANNUITANTS

The Annuitant is the natural person on whose life Annuity Benefit payments are based.

•	For a Tax Qualified Contract. The Annuitant must be the Owner. If the Owner is a plan sponsor or trustee, then the Annuitant is the designated natural person for whose benefit the Contract was purchased and this designation cannot be changed.

•	For any other Contract. The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.

•	A designation may name 2 or more natural persons jointly as the Annuitant. On the death of a joint Annuitant, the survivor will become the sole Annuitant.

•	A designation may name a natural person as contingent Annuitant. A contingent Annuitant will become the Annuitant only if there is no surviving primary Annuitant.

•	Except as provided below, you generally may make or change a designation of Annuitant at any time before the Commencement Date. A designation of Annuitant must be made by Written Request.

•	A designation of Annuitant may not be made or changed at any time that an Owner is a non-natural person unless it is before the Contract effective date.

•	Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.

Annuity Benefit payments generally will be made to the Annuitant as payee. There are 2 exceptions to this general rule:

•	If you are not the Annuitant, you can elect to have the Annuity Benefit payments made to yourself as payee.

•	Annuity Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

BENEFICIARIES

The Beneficiary is the person entitled to receive any Death Benefit that is to be paid under this Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C).

•	If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you.

•	If there is no joint owner who survives you, than the Beneficiary is the person or persons whom you designate.

•	If there is no joint owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.

If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.

Death Benefit payments generally will be made to the Beneficiary as payee. There are 2 exceptions to this general rule.

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•	If the Beneficiary is a non-natural person, the Beneficiary may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments.

•	Death Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.

Death Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.

Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.

How to Designate a Beneficiary or Change a Designation

You may make or change a designation of Beneficiary at any time so long as you have not specified that a prior designation is irrevocable and no death has occurred for which a Death Benefit is payable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable.

Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.

PAYEES

A payee is a person to whom benefits are paid under this Contract.

•	For a Tax Qualified Contract. You are the Annuitant under the Contract, and as the Annuitant, you are the payee of the Annuity Benefit. The Beneficiary is the payee of the Death Benefit.

•	For any other Contract. The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee. The Beneficiary is the payee of the Death Benefit.

Designation of Other Payees

A designation or change of payee or contingent payee must be made by Written Request. In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee or contingent payee at any time will change this.

Irrevocable naming of a payee other than the Owner can have adverse tax consequences.

Designation of Payees for Annuity Benefits. You may designate a contingent payee to receive Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee. If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the last payee who received payments. Failing that, we will make such payments to the estate of the last payee who received payments.

Unless you have specified that a prior designation is irrevocable, you may designate or change the payee or contingent payee at any time subject to the limits on primary payees set out in the Settlement Options section of this prospectus.

Designation of Payees for Death Benefits. As part of any Death Benefit settlement option election that you make, you may designate a contingent payee to receive Death Benefit payments that are payable with respect to a payment interval that ends after the death of the Beneficiary. If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the Beneficiary. Failing that, we will make such payments to the estate of the last payee who received payments.

A Beneficiary may not change a contingent payee designation made by you as part of any Death Benefit settlement option election that you made. A Beneficiary may make or change any other payee or contingent payee designation at any time.

A Beneficiary that is a non-natural person may elect to have payments based on the life of person to whom the Beneficiary is obligated. This election may be made by Written Request before the Death Benefit Commencement Date.

GLOSSARY OF FINANCIAL TERMS

Account Value

The aggregate value of your interest in the Fixed Accumulation Account and all of the Subaccounts is referred to as the Account Value. The Account Value at any time is net of any fees, charges, deductions, withdrawals, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

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Variable Account Value

The value of your interest in all of the Subaccounts is the Variable Account Value. At any time before the Annuity Commencement Date, the Variable Account Value for this Contract is equal to the sum of the values of your interest in each Subaccount. The value of your interest in a Subaccount is equal to the number of your Accumulation Units for that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. These values are determined as of the end of the preceding Valuation Period.

Fixed Account Value

The value of your interest in the Fixed Accumulation Account is the Fixed Account Value. At any time before the Annuity Commencement Date, the Fixed Account Value for this Contract is equal to:

•	Purchase Payment(s) that are allocated to the Fixed Accumulation Account; plus

•	amounts transferred to the Fixed Account; plus

•	interest credited to the Fixed Account; less

•	any withdrawals, surrender, and transfers from the Fixed Account; and less

•	any fees, charges, deductions and other adjustments made as described in the Contract.

Accumulation Unit

The accumulation unit is a unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the Accumulation Unit Value.

Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.

The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values.

Net Investment Factor

The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.

The formula for determining the Net Investment Factor for any Subaccount for any Valuation Period is:

(A / B)	–	C	=	Net Investment Factor

In this formula, A equals:

•	the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the applicable Valuation Period; plus

•	the per share amount of any dividend or net capital gain distributions made by the Portfolio held in the Subaccount, if the “ex-dividend” date occurs during the applicable Valuation Period; plus or minus

•	a per share credit or charge for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Subaccount.

In this formula, B equals the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the preceding Valuation Period.

In this formula, C equals the sum of the Mortality and Expense Risk Charge and the Administration Charge to be deducted from the Subaccount for the number of days in the applicable Valuation Period.

The term Net Asset Value in the formula above means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.

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Benefit Unit Transfer Formulas

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas.

BU1 (trans)	=	The number of Benefit Units to be transferred from a given Subaccount

UNIT1 - BU1 (trans)	=	The number of the Contract Owner’s Benefit Units remaining in the given Subaccount (after the transfer)

BU2 (trans)	=	The number of Benefit Units transferred to the new Subaccount

UNIT2 + BU2 (trans)	=	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

BU2 (trans) = BU1 (trans) * BUV1 / BUV2.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

FORM OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS

Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.

Fixed Dollar Payments

The amount to be applied to Fixed Dollar payments is the Fixed Account Value as of the Commencement Date. It will include the amount of any transfer to Fixed Dollar payments that is made from the Separate Account on that date. It will not include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of the end of the Valuation Period that precedes the Commencement Date. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.

Fixed Dollar payments are determined as follows. We start with the amount to be applied to Fixed Dollar payments. We then deduct a pro-rata portion of the Contract/Certificate maintenance fee. The resulting amount, expressed in thousands of dollars is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected. Fixed Dollar payments will remain level for the duration of the payment period.

Variable Dollar Payments

The amount to be applied to Variable Dollar payments is the Variable Account Value as of the end of the Valuation Period that precedes the Commencement Date. It will include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of that same time. It will be reduced by the amount of any transfer to Fixed Dollar payments that is to be made from the Separate Account on the Commencement Date. An amount that is transferred from the Fixed Accumulation Account will be allocated among the Subaccounts by Written Request. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.

The Variable Dollar base payment on the Commencement Date is determined as follows. We start with the amount to be applied to Variable Dollar payments, expressed in thousands of dollars. This amount is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected.

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The total amount of each Variable Dollar payment will be equal to the sum of the payments from each Subaccount. The payment from each Subaccount is found by multiplying the number of Benefit Units held in that Subaccount for such Variable Dollar payments by the Benefit Unit Value for that Subaccount. We do this as of the end of the fifth Valuation Period before the date that the payment is due.

Subsequent to the Commencement Date, the actual amount of each Variable Dollar payment will reflect the investment performance of the Subaccount(s) selected. It may vary from payment to payment.

We will deduct a pro-rata portion of the Contract/Certificate Maintenance Fee from each payment.

Number of Benefit Units. The number of Benefit Units in each Subaccount held for Variable Dollar payments is determined as follows. We divide the dollar amount of the Variable Dollar base payment from each Subaccount by the Benefit Unit Value for that Subaccount as of the Commencement Date. The number of Benefit Units in each Subaccount will change if the person controlling payments makes transfers among Subaccounts. The Benefit Units in each Subaccount will change proportionally to a change in the base payment due to any change in the payment interval or as specified by the settlement option. Otherwise, the number of Benefit Units remains fixed during the payment period.

Benefit Unit Values. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of variable annuity contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a non-tax-qualified variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of non-tax-qualified variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

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Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. For a Contract that is not tax-qualified, these differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral on Non-tax qualified Contracts

IRC Section 817(h) requires that with respect to Contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not tax-qualified.

FINANCIAL STATEMENTS

The financial statements of the Separate Account at December 31, 2017 and for the periods indicated in the financial statements, and the Company’s financial statements at December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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FINANCIAL STATEMENTS

Annuity Investors Variable Account C

Year Ended December 31, 2017

With Report of Independent Registered

Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT C

FINANCIAL STATEMENTS

Year Ended December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company

and

Contract Holders of Annuity Investors Variable Account C

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account C (the “Separate Account”), comprised of the sub-accounts described in Note 1 (collectively referred to as the “subaccounts”), as of December 31, 2017, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts comprising Annuity Investors Variable Account C at December 31, 2017, the results of its operations for the year then ended, and the changes in net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of the Separate Account’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 2002

April 27, 2018

Cincinnati, Ohio

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ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2017

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	47,541.619	$649,162	$767,797
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Value Fund-Series I Shares	245,827.087	4,003,812	4,518,302
Invesco V.I. Comstock Fund-Series I Shares	346,083.411	5,816,011	7,136,240
Invesco V.I. Core Equity Fund-Series I Shares	14,198.320	447,442	521,362
Invesco V.I. Diversified Dividend Fund-Series I Shares	16,980.142	410,269	461,520
Invesco V.I. Global Health Care Fund-Series I Shares	36,314.876	939,996	960,165
Invesco V.I. Global Real Estate Fund-Series II Shares	247,867.385	3,874,562	4,179,044
Invesco V.I. Government Securities Fund-Series II Shares	39,907.864	470,052	451,358
Invesco V.I. International Growth Fund-Series II Shares	84,737.136	2,988,569	3,332,712
Invesco V.I. Managed Volatility Fund-Series II Shares	86,748.565	1,156,261	1,120,791
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	174,836.331	2,330,473	2,466,941
Invesco V.I. Mid Cap Growth Fund-Series II Shares	925,400.424	4,247,084	5,117,464
Invesco V.I. Small Cap Equity Fund-Series I Shares	190,551.801	3,824,280	3,814,847
ALPS Variable Investment Trust
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	1,244,118.177	13,299,398	14,182,947
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	249,587.935	2,804,118	2,772,922
Morningstar Growth ETF Asset Allocation Portfolio-Class II	2,108,107.978	21,427,081	25,212,971
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	590,148.400	6,445,627	6,373,603
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	130,897.682	1,895,795	1,967,392
VP Large Company Value Fund-Class II	366,728.716	4,948,622	5,867,659
VP Mid Cap Value Fund-Class II	237,627.209	4,393,977	5,408,395
VP Ultra® Fund-Class II	8,167.070	130,761	155,338
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	124,517.728	1,827,404	1,935,005
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	764,802.196	8,304,797	7,793,334
Deutsche Variable Series II:
Deutsche International Growth VIP-Class A	16,840.741	182,335	234,086
Deutsche Small Mid Cap Value VIP-Class B	21,148.785	351,734	377,717
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	13,927.330	277,805	312,669
Technology Growth Portfolio-Initial Shares	23,182.887	409,652	555,230
Dreyfus Stock Index Fund, Inc. - Service Shares	482,548.166	17,281,254	25,835,629
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares	48,414.710	1,735,341	1,926,905
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares	19,723.280	775,743	874,530
Government Money Market Portfolio	1,845,965.982	1,845,965	1,845,966
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	111,368.181	2,338,498	2,205,090
Franklin Mutual Shares VIP Fund -Class 2	91,694.036	1,882,504	1,866,891
Franklin Small Cap Value VIP Fund -Class 2	72,588.956	1,420,401	1,437,261
Franklin U.S. Government Securities VIP Fund -Class 2	132,171.858	1,670,062	1,596,636
Templeton Foreign VIP Fund -Class 2	333,301.544	4,857,970	5,156,175
Templeton Global Bond VIP Fund -Class 2	215,135.803	3,795,011	3,551,892
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	283,190.010	8,750,137	10,503,517
Janus Henderson VIT Enterprise Portfolio-Service Shares	84,287.111	4,707,204	5,619,422
Janus Henderson VIT Global Research Portfolio-Service Shares	2,858.607	79,918	143,416
Janus Henderson VIT Overseas Portfolio-Service Shares	331,157.821	11,541,504	10,179,791
Janus Henderson VIT Research Portfolio-Service Shares	96,740.379	3,036,743	3,451,697
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	63,397.679	656,720	696,107
Mid Cap Growth Portfolio - Class I	165,535.873	1,906,342	2,002,984
U.S. Real Estate Portfolio - Class I	160,776.250	2,090,909	3,492,060
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	145,570.019	2,650,938	2,321,842
Mid Cap Growth Portfolio-Class S	9,832.000	218,659	253,371
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	131,945.210	6,551,607	7,242,473
Oppenheimer Conservative Balanced Fund/VA-Service Shares	65,948.192	776,676	1,036,046
Oppenheimer Global Fund/VA-Service Shares	121,198.789	4,262,004	5,681,799
Oppenheimer Main Street Fund®/VA-Service Shares	162,880.669	4,344,704	5,197,522
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	193,104.807	4,644,094	4,908,724
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	546,855.829	4,322,699	4,303,755
PIMCO Real Return Portfolio - Administrative Class	489,699.175	6,594,105	6,082,064
PIMCO Total Return Portfolio - Administrative Class	1,444,516.286	16,145,553	15,803,008
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	24,968.444	334,354	439,195
Wilshire Variable Insurance Trust:
2015 Fund	30,172.441	356,551	330,388
2025 Fund	85,698.737	1,001,029	1,004,389
2035 Fund	80,211.192	924,171	947,294

The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2017

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.80% series contract	661.776	$7.647272	$5,060
AB International Value Portfolio - Class B - 1.75% series contract	9.394	7.681020	72
AB International Value Portfolio - Class B - 1.65% series contract	9.397	7.757056	73
AB International Value Portfolio - Class B - 1.55% series contract	3,978.393	7.833548	31,165
AB International Value Portfolio - Class B - 1.50% series contract	1,385.215	7.876118	10,910
AB International Value Portfolio - Class B - 1.45% series contract	1,957.028	7.910846	15,482
AB International Value Portfolio - Class B - 1.25% series contract	83,226.008	8.067737	671,446
AB International Value Portfolio - Class B - 1.00% series contract	4,062.689	8.267669	33,589
AIM Variable Insurace Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Value Fund-Series I Shares Fund - 2.00% series contract	1,480.534	17.380740	25,733
Invesco V.I. American Value Fund-Series I Shares Fund - 1.95% series contract	1,081.651	17.457858	18,883
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	1,937.803	17.727080	34,352
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	1,575.218	17.805201	28,047
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	303.952	35.438576	10,772
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	4,982.659	17.981478	89,596
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	4,736.646	35.715867	169,173
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	4,982.821	18.158833	90,482
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	4,028.673	18.257444	73,553
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	843.114	18.337908	15,461
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	56,386.194	37.136302	2,093,975
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	92,814.308	18.701496	1,735,766
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	6,914.228	19.164665	132,509
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	13,226.482	18.094389	239,324
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	9,167.545	18.156205	166,448
Invesco V.I. Comstock Fund-Series I Shares - 1.80% series contract	436.235	18.342556	8,002
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	21,153.747	18.404798	389,330
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	458.406	18.467701	8,466
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	23,576.949	18.530329	436,889
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	2,766.080	18.656291	51,605
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	2,031.775	18.719649	38,034
Invesco V.I. Comstock Fund-Series I Shares - 1.45% series contract	79.180	18.783094	1,487
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	168,886.230	18.846892	3,182,981
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	136,040.140	19.039344	2,590,115
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	1,216.660	19.363597	23,559
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	854.947	17.533314	14,990
Invesco V.I. Core Equity Fund-Series I Shares - 1.70% series contract	6.505	17.743180	115
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	3,667.045	17.848666	65,452
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	23,975.561	18.385595	440,805
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	107.807	18.373610	1,981
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	5,351.947	18.435934	98,668
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	19,245.653	18.750796	360,871
Invesco V.I. Global Health Care Fund-Series I Shares - 1.70% series contract	165.903	27.120678	4,499
Invesco V.I. Global Health Care Fund-Series I Shares - 1.65% series contract	2,444.911	27.332831	66,826
Invesco V.I. Global Health Care Fund-Series I Shares - 1.40% series contract	31,275.268	28.419887	888,840
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	1,513.340	10.962380	16,590
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.95% series contract	244.191	11.011033	2,689
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	3,873.595	11.180877	43,310
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	719.511	11.230128	8,080
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	10,657.036	11.341298	120,865
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	16,456.879	11.453157	188,483
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	6,540.994	11.515400	75,322
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,516.194	11.566207	17,537
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	303,891.861	11.795453	3,584,542
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	10,062.030	12.087651	121,626
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	348.849	12.286534	4,286
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	7,999.203	12.382639	99,051
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	27,030.531	12.875091	348,021
Invesco V.I. International Growth Fund-Series II Shares - 2.00% series contract	14,108.406	11.902425	167,924
Invesco V.I. International Growth Fund-Series II Shares - 1.95% series contract	11,110.527	11.955272	132,829
Invesco V.I. International Growth Fund-Series II Shares - 1.80% series contract	517.211	12.139647	6,279
Invesco V.I. International Growth Fund-Series II Shares - 1.75% series contract	18,407.730	12.193156	224,448
Invesco V.I. International Growth Fund-Series II Shares - 1.65% series contract	1,103.938	12.313854	13,594
Invesco V.I. International Growth Fund-Series II Shares - 1.55% series contract	4,068.299	12.435304	50,591
Invesco V.I. International Growth Fund-Series II Shares - 1.50% series contract	1,653.467	12.502840	20,673
Invesco V.I. International Growth Fund-Series II Shares - 1.45% series contract	140.597	12.557958	1,766
Invesco V.I. International Growth Fund-Series II Shares - 1.25% series contract	206,315.448	12.806909	2,642,263
Invesco V.I. International Growth Fund-Series II Shares - 1.00% series contract	5,512.360	13.124103	72,345
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.70% series contract	55.078	25.715480	1,416
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.65% series contract	3,130.661	25.894496	81,067
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.40% series contract	38,730.355	26.808642	1,038,308
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 2.00% series contract	833.406	15.167127	12,640
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.80% series contract	1,174.056	15.469314	18,162
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.75% series contract	637.548	15.537520	9,906
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.65% series contract *	9.343	15.691360	147
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.65% series contract	1,747.609	26.207821	45,801
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.55% series contract	5,848.233	15.846113	92,672
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.50% series contract	544.825	15.932183	8,680
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.45% series contract	302.544	16.002408	4,841
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.40% series contract	20,663.331	27.250140	563,079
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.25% series contract	102,847.461	16.319669	1,678,437
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.00% series contract	1,947.891	16.723847	32,576

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

3

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2017

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurace Funds (Invesco Variable Insurance Funds)
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 2.00% series contract	2,028.191	16.074819	32,605
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.80% series contract	1,633.083	16.262141	26,557
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.75% series contract	225.532	16.309082	3,678
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.70% series contract	295.985	16.356450	4,841
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.65% series contract	3,940.874	16.403684	64,644
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.55% series contract	12,443.782	16.498464	205,303
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.50% series contract	4,200.652	16.546063	69,504
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.45% series contract	2,583.961	16.593800	42,878
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.40% series contract	67,389.402	16.641699	1,121,474
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.25% series contract	202,009.835	16.786144	3,390,966
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.00% series contract	9,102.939	17.029025	155,014
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	1,113.223	17.670591	19,673
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract *	1,567.774	18.022784	28,256
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract	403.261	16.651631	6,715
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	901.625	18.102149	16,321
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	553.422	16.833764	9,316
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	4,566.472	18.281386	83,481
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	3,503.481	16.925261	59,297
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	7,606.124	18.461731	140,422
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	3,678.976	18.561957	68,289
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	922.972	18.643825	17,208
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	40,525.679	17.390265	704,752
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	133,881.845	19.013386	2,545,547
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	5,931.447	19.484358	115,570
ALPS Variable Investment Trust
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,490.587	13.063185	19,472
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.95% series contract	52.816	13.121199	693
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.85% series contract	15,788.224	13.251046	209,210
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	717.588	13.323474	9,561
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	1,432.533	13.382199	19,170
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	408.240	13.272125	5,418
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	42,954.243	13.514657	580,512
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	8,190.046	13.344217	109,290
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	163,896.335	13.647951	2,236,849
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	15,235.340	13.782546	209,982
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	79,806.767	13.710436	1,094,186
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	652,647.569	14.055732	9,173,439
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	34,349.264	14.403802	494,760
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.75% series contract	1,382.555	14.758956	20,405
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.75% series contract	9,733.974	11.377276	110,748
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	9,219.540	11.489849	105,931
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,685.856	11.864804	20,002
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.55% series contract	14,952.180	11.603208	173,493
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.50% series contract	523.328	11.666168	6,105
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.45% series contract	11,443.029	11.717609	134,085
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	5,802.475	12.190491	70,735
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	180,046.997	11.949827	2,151,530
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.00% series contract	23.966	12.245772	293
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	21,176.251	13.978763	296,018
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	128.980	13.559910	1,749
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	72,699.537	14.117069	1,026,304
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	7,707.055	13.633543	105,074
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	178,326.229	14.256333	2,542,278
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	2,190.404	14.333746	31,397
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	48,568.107	14.396887	699,230
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	25,533.276	14.007776	357,664
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,357,492.644	14.682241	19,931,034
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	14,769.621	15.045945	222,223
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,451.034	12.042879	17,476
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	18,629.590	12.336988	229,833
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	78,990.352	12.459089	984,148
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	7.741	12.534774	97
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	18,676.784	12.581967	234,991
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	2,228.744	12.650306	28,194
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	31,130.103	12.706067	395,541
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	35,788.280	12.878807	460,910
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	307,428.581	12.957918	3,983,634
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	2,920.397	13.278799	38,779
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.75% series contract	2,545.077	13.090739	33,317
VP Capital Appreciation Fund-Class I - 1.70% series contract	325.821	13.115419	4,273
VP Capital Appreciation Fund-Class I - 1.65% series contract	9,329.443	13.139961	122,589
VP Capital Appreciation Fund-Class I - 1.55% series contract	653.552	13.189164	8,620
VP Capital Appreciation Fund-Class I - 1.50% series contract	613.519	13.213861	8,107
VP Capital Appreciation Fund-Class I - 1.45% series contract	121.047	13.238560	1,602
VP Capital Appreciation Fund-Class I - 1.40% series contract	78,718.971	13.263334	1,044,076
VP Capital Appreciation Fund-Class I - 1.25% series contract	55,263.853	13.337941	737,106
VP Capital Appreciation Fund-Class I - 1.00% series contract	572.105	13.462802	7,702

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

4

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2017

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
American Century Variable Portfolios, Inc.:
VP Large Company Value Fund-Class II - 2.00% series contract	2,331.845	15.352202	35,797
VP Large Company Value Fund-Class II - 1.80% series contract	5,365.399	15.658088	84,012
VP Large Company Value Fund-Class II - 1.75% series contract	9.302	15.727153	146
VP Large Company Value Fund-Class II - 1.65% series contract *	7,628.188	15.882785	121,157
VP Large Company Value Fund-Class II - 1.65% series contract	379.335	18.384527	6,974
VP Large Company Value Fund-Class II - 1.50% series contract	4,802.747	16.126541	77,452
VP Large Company Value Fund-Class II - 1.45% series contract	91.715	16.197664	1,486
VP Large Company Value Fund-Class II - 1.40% series contract	35,792.210	19.005167	680,237
VP Large Company Value Fund-Class II - 1.55% series contract	16,165.150	16.039452	259,280
VP Large Company Value Fund-Class II - 1.25% series contract	269,105.522	16.518701	4,445,274
VP Large Company Value Fund-Class II - 1.00% series contract	9,206.328	16.927878	155,844
VP Mid Cap Value Fund-Class II - 2.00% series contract	1,065.434	22.886814	24,383
VP Mid Cap Value Fund-Class II - 1.80% series contract	2,799.016	23.342832	65,337
VP Mid Cap Value Fund-Class II - 1.75% series contract	752.748	23.445665	17,649
VP Mid Cap Value Fund-Class II - 1.70% series contract	258.218	29.505127	7,619
VP Mid Cap Value Fund-Class II - 1.65% series contract *	5,462.582	23.677734	129,342
VP Mid Cap Value Fund-Class II - 1.65% series contract	612.104	29.701681	18,181
VP Mid Cap Value Fund-Class II - 1.55% series contract	10,489.365	23.911266	250,814
VP Mid Cap Value Fund-Class II - 1.50% series contract	4,511.923	24.041071	108,471
VP Mid Cap Value Fund-Class II - 1.40% series contract	25,916.179	30.704228	795,736
VP Mid Cap Value Fund-Class II - 1.25% series contract	151,327.077	24.625599	3,726,520
VP Mid Cap Value Fund-Class II - 1.00% series contract	10,475.065	25.235434	264,343
VP Ultra® Fund-Class II - 1.70% series contract	537.534	22.652696	12,176
VP Ultra® Fund-Class II - 1.65% series contract	381.500	22.803637	8,700
VP Ultra® Fund-Class II - 1.40% series contract	5,703.971	23.573317	134,462
Calamos Advisors Trust:
Calamos Growth and Income Portfolio - 1.65% series contract	1,868.428	15.359310	28,698
Calamos Growth and Income Portfolio - 1.75% series contract	246.661	15.654021	3,861
Calamos Growth and Income Portfolio - 1.65% series contract *	1,693.223	15.808976	26,768
Calamos Growth and Income Portfolio - 1.55% series contract	3,864.036	15.964857	61,689
Calamos Growth and Income Portfolio - 1.50% series contract	263.081	16.051527	4,223
Calamos Growth and Income Portfolio - 1.40% series contract	20,586.363	15.780897	324,871
Calamos Growth and Income Portfolio - 1.25% series contract	88,000.883	16.441839	1,446,896
Calamos Growth and Income Portfolio - 1.00% series contract	2,255.269	16.849036	37,999
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.80% series contract	1,433.057	16.387782	23,484
Davis Value Portfolio - 1.75% series contract	3,216.314	16.460025	52,941
Davis Value Portfolio - 1.70% series contract	52.020	15.757089	820
Davis Value Portfolio - 1.65% series contract *	717.581	16.623009	11,928
Davis Value Portfolio - 1.65% series contract	3,048.668	15.842690	48,299
Davis Value Portfolio - 1.55% series contract	19,548.419	16.786956	328,158
Davis Value Portfolio - 1.50% series contract	5,024.193	16.878097	84,799
Davis Value Portfolio - 1.45% series contract	5,622.095	16.952494	95,309
Davis Value Portfolio - 1.40% series contract	29,237.685	16.277566	475,918
Davis Value Portfolio - 1.25% series contract	365,424.380	17.288600	6,317,676
Davis Value Portfolio - 1.00% series contract	19,981.130	17.716814	354,002
Deutsche Variable Series II:
Deutsche International Growth VIP-Class A - 1.75% series contract	9.395	11.840666	112
Deutsche International Growth VIP-Class A - 1.65% series contract	9.396	11.957915	112
Deutsche International Growth VIP-Class A - 1.55% series contract	9.795	12.075863	118
Deutsche International Growth VIP-Class A - 1.25% series contract	18,729.651	12.436768	232,936
Deutsche International Growth VIP-Class A - 1.00% series contract	63.407	12.744821	808
Deutsche Small Mid Cap Value VIP-Class B - 1.75% series contract	9.431	18.100421	171
Deutsche Small Mid Cap Value VIP-Class B - 1.65% series contract	9.433	18.242386	172
Deutsche Small Mid Cap Value VIP-Class B - 1.55% series contract	2,653.371	18.384912	48,782
Deutsche Small Mid Cap Value VIP-Class B - 1.50% series contract	761.161	18.456603	14,048
Deutsche Small Mid Cap Value VIP-Class B - 1.25% series contract	15,783.750	18.819315	297,039
Deutsche Small Mid Cap Value VIP-Class B - 1.00% series contract	912.272	19.188077	17,505
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.334	20.512291	193
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	2,513.150	20.715357	52,061
MidCap Stock Portfolio-Service Shares - 1.65% series contract	180.603	18.699149	3,377
MidCap Stock Portfolio-Service Shares - 1.55% series contract	9.732	20.919652	204
MidCap Stock Portfolio-Service Shares - 1.50% series contract	287.805	21.033339	6,053
MidCap Stock Portfolio-Service Shares - 1.45% series contract	36.455	21.126039	770
MidCap Stock Portfolio-Service Shares - 1.40% series contract	2,805.167	19.212530	53,894
MidCap Stock Portfolio-Service Shares - 1.25% series contract	8,981.533	21.544777	193,505
MidCap Stock Portfolio-Service Shares - 1.00% series contract	118.327	22.078342	2,612
Technology Growth Portfolio-Initial Shares - 1.70% series contract	8.143	29.150062	237
Technology Growth Portfolio-Initial Shares - 1.65% series contract	541.442	29.344324	15,888
Technology Growth Portfolio-Initial Shares - 1.40% series contract	17,771.748	30.334918	539,105
Dreyfus Stock Index Fund, Inc. - Service Shares - 2.00% series contract	20,355.511	18.708261	380,817
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.95% series contract	14,829.258	18.791265	278,661
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	2,652.690	19.081023	50,616
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.80% series contract	636.956	28.222839	17,977
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.75% series contract	24,980.249	19.165143	478,750
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.70% series contract	372.168	28.668039	10,669
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	5,323.760	19.354803	103,040
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.65% series contract	4,364.437	28.892268	126,098
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.55% series contract	37,187.595	19.545681	726,857
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.50% series contract	8,419.032	19.651839	165,449
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.45% series contract	12,366.972	19.738433	244,105
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.40% series contract	359,767.080	30.041278	10,807,863
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.25% series contract	588,273.103	20.129678	11,841,748
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.00% series contract	29,230.924	20.628121	602,979

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

5

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2017

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.80% series contract	338.354	18.572138	6,283
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.75% series contract	2,936.209	18.653999	54,772
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.70% series contract	3,129.653	24.381741	76,306
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract *	9.317	18.838654	176
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract	18.293	24.572496	450
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.55% series contract	933.108	19.024412	17,752
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.50% series contract	151.596	19.127739	2,900
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.45% series contract	100.690	19.212052	1,934
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.40% series contract	25,312.606	25.549762	646,731
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.25% series contract	56,421.571	19.592819	1,105,458
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.00% series contract	704.415	20.078025	14,143
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares - 1.80% series contract	686.735	24.288647	16,679
Appreciation Portfolio-Service Shares - 1.70% series contract	319.011	24.671689	7,871
Appreciation Portfolio-Service Shares - 1.65% series contract	1,865.608	24.864762	46,388
Appreciation Portfolio-Service Shares - 1.40% series contract	31,082.607	25.853426	803,592
Government Money Market Portfolio - 2.00% series contract	8,329.325	0.824154	6,864
Government Money Market Portfolio - 1.80% series contract **	95.763	0.843037	81
Government Money Market Portfolio - 1.80% series contract	2,473.663	0.888545	2,198
Government Money Market Portfolio - 1.75% series contract	79,772.624	0.848444	67,683
Government Money Market Portfolio - 1.70% series contract	8,528.532	0.904631	7,715
Government Money Market Portfolio - 1.65% series contract *	16,489.477	0.856620	14,125
Government Money Market Portfolio - 1.65% series contract	2,771.267	0.911197	2,525
Government Money Market Portfolio - 1.55% series contract	18,933.914	0.867124	16,418
Government Money Market Portfolio - 1.50% series contract	367.640	0.873516	321
Government Money Market Portfolio - 1.45% series contract	641.470	0.877210	563
Government Money Market Portfolio - 1.40% series contract	849,749.360	0.950506	807,692
Government Money Market Portfolio - 1.25% series contract	986,366.371	0.897800	885,560
Government Money Market Portfolio - 1.00% series contract	37,190.261	0.920160	34,221
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.80% series contract	583.246	20.013749	11,674
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.75% series contract	1,865.643	20.101919	37,503
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.65% series contract	2,727.969	20.280189	55,324
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.55% series contract	3,103.669	20.459401	63,499
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.50% series contract	1,158.577	20.549561	23,808
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.25% series contract	94,124.109	21.006535	1,977,221
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.00% series contract	1,679.442	21.472258	36,061
Franklin Mutual Shares VIP Fund -Class 2 - 1.75% series contract	8,504.142	14.693012	124,953
Franklin Mutual Shares VIP Fund -Class 2 - 1.65% series contract	2,870.748	14.838445	42,597
Franklin Mutual Shares VIP Fund -Class 2 - 1.55% series contract	5,826.720	14.984786	87,312
Franklin Mutual Shares VIP Fund -Class 2 - 1.50% series contract	2,090.444	15.066169	31,495
Franklin Mutual Shares VIP Fund -Class 2 - 1.25% series contract	100,726.921	15.432589	1,554,477
Franklin Mutual Shares VIP Fund -Class 2 - 1.00% series contract	1,647.661	15.814760	26,057
Franklin Small Cap Value VIP Fund -Class 2 - 1.75% series contract	710.765	28.992616	20,607
Franklin Small Cap Value VIP Fund -Class 2 - 1.65% series contract	487.441	29.249691	14,257
Franklin Small Cap Value VIP Fund -Class 2 - 1.55% series contract	4,493.456	29.508047	132,593
Franklin Small Cap Value VIP Fund -Class 2 - 1.50% series contract	969.250	29.638143	28,727
Franklin Small Cap Value VIP Fund -Class 2 - 1.45% series contract	86.705	29.768772	2,581
Franklin Small Cap Value VIP Fund -Class 2 - 1.25% series contract	39,378.136	30.297071	1,193,042
Franklin Small Cap Value VIP Fund -Class 2 - 1.00% series contract	1,467.730	30.968704	45,454
Franklin U.S. Government Securities VIP Fund -Class 2 - 2.00% series contract	2,233.160	10.480520	23,406
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.80% series contract	1,047.519	10.689317	11,197
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.75% series contract	6,400.347	10.736439	68,717
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.65% series contract	1,021.866	10.842710	11,080
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.55% series contract	7,493.609	10.949634	82,052
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.50% series contract	226.178	11.009048	2,490
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.45% series contract	112.901	11.057592	1,248
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.25% series contract	114,890.626	11.276738	1,295,591
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.00% series contract	8,727.538	11.555976	100,855
Templeton Foreign VIP Fund -Class 2 - 2.00% series contract	44,772.590	10.279262	460,230
Templeton Foreign VIP Fund -Class 2 - 1.95% series contract	31,565.453	10.324906	325,910
Templeton Foreign VIP Fund -Class 2 - 1.80% series contract	8,001.248	10.484159	83,886
Templeton Foreign VIP Fund -Class 2 - 1.75% series contract	47,873.328	10.530369	504,124
Templeton Foreign VIP Fund -Class 2 - 1.70% series contract	799.161	10.742427	8,585
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract *	9,733.211	10.634643	103,509
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract	1,276.076	10.800780	13,783
Templeton Foreign VIP Fund -Class 2 - 1.55% series contract	12,527.093	10.739509	134,535
Templeton Foreign VIP Fund -Class 2 - 1.50% series contract	9,492.986	10.797878	102,504
Templeton Foreign VIP Fund -Class 2 - 1.40% series contract	41,812.564	11.097317	464,007
Templeton Foreign VIP Fund -Class 2 - 1.25% series contract	256,066.335	11.060502	2,832,222
Templeton Foreign VIP Fund -Class 2 - 1.00% series contract	10,841.284	11.334455	122,880
Templeton Global Bond VIP Fund -Class 2 - 2.00% series contract	6,636.681	12.922941	85,764
Templeton Global Bond VIP Fund -Class 2 - 1.95% series contract	4,163.719	12.980343	54,046
Templeton Global Bond VIP Fund -Class 2 - 1.80% series contract	2,031.752	13.153601	26,725
Templeton Global Bond VIP Fund -Class 2 - 1.75% series contract	9,415.282	13.211589	124,391
Templeton Global Bond VIP Fund -Class 2 - 1.65% series contract	5,162.431	13.328772	68,809
Templeton Global Bond VIP Fund -Class 2 - 1.55% series contract	6,771.766	13.446537	91,057
Templeton Global Bond VIP Fund -Class 2 - 1.50% series contract	483.915	13.505840	6,536
Templeton Global Bond VIP Fund -Class 2 - 1.25% series contract	221,036.506	13.806170	3,051,668
Templeton Global Bond VIP Fund -Class 2 - 1.00% series contract	3,039.586	14.112307	42,896

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

6

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2017

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares - 2.00% series contract	11,773.764	17.228354	202,842
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.95% series contract	7,944.421	17.304860	137,477
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract **	3,014.904	17.571575	52,977
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract	655.348	25.527038	16,729
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.75% series contract	24,751.260	17.649009	436,835
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.70% series contract	2,688.202	25.929621	69,704
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract *	7,570.098	17.823691	134,927
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract	9,741.319	26.132542	254,565
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.55% series contract	27,167.092	17.999448	488,993
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.50% series contract	7,647.530	18.097162	138,399
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.45% series contract	1,992.696	18.176936	36,221
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.40% series contract	91,581.187	27.171652	2,488,412
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.25% series contract	323,014.999	18.537135	5,987,773
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.00% series contract	3,035.516	18.996164	57,663
Janus Henderson VIT Enterprise Portfolio-Service Shares - 2.00% series contract	1,532.816	21.246740	32,568
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract *	1,897.543	21.670125	41,120
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract	198.999	47.489615	9,450
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.75% series contract	918.169	21.765616	19,985
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.70% series contract	168.098	48.238592	8,109
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract *	7,706.132	21.981096	169,389
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract	20.997	48.615968	1,021
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.55% series contract	8,806.171	22.197845	195,478
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.50% series contract	4,992.699	22.318455	111,429
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.40% series contract	23,367.364	50.549340	1,181,205
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.25% series contract	156,194.217	22.861123	3,570,775
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.00% series contract	11,904.594	23.427347	278,893
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.70% series contract	58.653	19.750410	1,158
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.40% series contract	6,873.427	20.696801	142,258
Janus Henderson VIT Overseas Portfolio-Service Shares - 2.00% series contract	23,005.077	7.423341	170,774
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.95% series contract	16,032.143	7.456282	119,540
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.80% series contract	2,222.014	7.571358	16,824
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.75% series contract	56,125.904	7.604756	426,824
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.70% series contract	476.713	18.938084	9,028
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract *	2,064.129	7.680060	15,853
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract	2,972.910	19.064275	56,676
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.55% series contract	46,651.200	7.755843	361,819
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.50% series contract	9,486.314	7.797984	73,974
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.45% series contract	7,365.287	7.832391	57,688
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.40% series contract	120,422.275	19.708026	2,373,285
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	779,267.129	7.987720	6,224,568
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.00% series contract	33,343.446	8.185656	272,938
Janus Henderson VIT Research Portfolio-Service Shares - 1.80% series contract	427.471	18.321284	7,833
Janus Henderson VIT Research Portfolio-Service Shares - 1.75% series contract	9.361	18.402011	172
Janus Henderson VIT Research Portfolio-Service Shares - 1.70% series contract	2,788.742	27.427930	76,489
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract *	5,240.991	18.584093	97,399
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract	50.354	27.642498	1,392
Janus Henderson VIT Research Portfolio-Service Shares - 1.55% series contract	3,205.401	18.767416	60,157
Janus Henderson VIT Research Portfolio-Service Shares - 1.50% series contract	21.572	18.869331	407
Janus Henderson VIT Research Portfolio-Service Shares - 1.40% series contract	25,620.277	28.741900	736,375
Janus Henderson VIT Research Portfolio-Service Shares - 1.25% series contract	126,155.561	19.328131	2,438,351
Janus Henderson VIT Research Portfolio-Service Shares - 1.00% series contract	1,672.233	19.806754	33,122
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I - 1.75% series contract	9.454	12.790583	121
Core Plus Fixed Income Portfolio - Class I - 1.70% series contract	1,150.730	14.541429	16,733
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract *	9.456	12.917172	122
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract	10,731.582	14.655202	157,274
Core Plus Fixed Income Portfolio - Class I - 1.55% series contract	1,351.572	13.044526	17,631
Core Plus Fixed Income Portfolio - Class I - 1.50% series contract	544.395	13.115345	7,140
Core Plus Fixed Income Portfolio - Class I - 1.40% series contract	23,097.580	15.238050	351,962
Core Plus Fixed Income Portfolio - Class I - 1.25% series contract	7,838.740	13.434222	105,307
Core Plus Fixed Income Portfolio - Class I - 1.00% series contract	2,892.214	13.766849	39,817
Mid Cap Growth Portfolio - Class I - 1.80% series contract	294.508	16.528482	4,870
Mid Cap Growth Portfolio - Class I - 1.75% series contract	66.206	16.601364	1,099
Mid Cap Growth Portfolio - Class I - 1.70% series contract	51.515	17.704239	912
Mid Cap Growth Portfolio - Class I - 1.65% series contract *	1,006.883	16.765727	16,881
Mid Cap Growth Portfolio - Class I - 1.65% series contract	1,590.041	17.800412	28,303
Mid Cap Growth Portfolio - Class I - 1.55% series contract	5,746.256	16.931045	97,290
Mid Cap Growth Portfolio - Class I - 1.50% series contract	2,576.453	17.023031	43,859
Mid Cap Growth Portfolio - Class I - 1.45% series contract	270.407	17.098076	4,623
Mid Cap Growth Portfolio - Class I - 1.40% series contract	14,205.342	18.289057	259,802
Mid Cap Growth Portfolio - Class I - 1.25% series contract	85,717.770	17.437019	1,494,662
Mid Cap Growth Portfolio - Class I - 1.00% series contract	2,836.398	17.868932	50,683
U.S. Real Estate Portfolio - Class I - 1.80% series contract	183.345	34.389299	6,304
U.S. Real Estate Portfolio - Class I - 1.70% series contract	908.855	34.931714	31,748
U.S. Real Estate Portfolio - Class I - 1.65% series contract	4,152.969	35.205084	146,206
U.S. Real Estate Portfolio - Class I - 1.40% series contract	90,364.453	36.605119	3,307,802

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

7

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2017

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S - 1.75% series contract	2,674.854	18.111866	48,447
Guardian Portfolio-Class S - 1.70% series contract	48.451	29.727091	1,440
Guardian Portfolio-Class S - 1.65% series contract *	2,880.557	18.291188	52,689
Guardian Portfolio-Class S - 1.65% series contract	11.860	29.959746	355
Guardian Portfolio-Class S - 1.55% series contract	3,082.281	18.471565	56,935
Guardian Portfolio-Class S - 1.45% series contract	357.476	18.653692	6,668
Guardian Portfolio-Class S - 1.40% series contract	37,135.488	31.151258	1,156,817
Guardian Portfolio-Class S - 1.25% series contract	52,460.671	19.023510	997,986
Guardian Portfolio-Class S - 1.00% series contract	25.892	19.494631	505
Mid Cap Growth Portfolio-Class S - 1.70% series contract	738.789	12.137627	8,968
Mid Cap Growth Portfolio-Class S - 1.40% series contract	20,003.680	12.217926	244,403
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 2.00% series contract	1,868.997	15.710273	29,364
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.80% series contract	2,391.097	16.023358	38,313
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.75% series contract	2,493.566	16.093975	40,131
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.70% series contract	77.341	24.775587	1,916
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.65% series contract *	9,439.025	16.253245	153,415
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.65% series contract	451.703	24.969410	11,279
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.55% series contract	23,935.949	16.413558	392,874
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.50% series contract	5,038.256	16.502671	83,145
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.45% series contract	3,498.222	16.575354	57,984
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.40% series contract	35,259.152	25.962491	915,415
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.25% series contract	307,863.845	16.903988	5,204,127
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.00% series contract	18,156.094	17.322584	314,510
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.75% series contract	9.399	10.676461	100
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.70% series contract	23.583	15.593796	368
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.65% series contract *	315.625	10.782134	3,403
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.65% series contract	5,835.174	15.715789	91,704
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.55% series contract	9.799	10.888479	107
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.40% series contract	42,744.423	16.340867	698,481
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.25% series contract	21,560.595	11.213822	241,777
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.00% series contract	9.245	11.491552	106
Oppenheimer Global Fund/VA-Service Shares - 2.00% series contract	6,686.154	16.906251	113,038
Oppenheimer Global Fund/VA-Service Shares - 1.95% series contract	4,877.529	16.981328	82,827
Oppenheimer Global Fund/VA-Service Shares - 1.80% series contract **	3,202.940	17.243176	55,229
Oppenheimer Global Fund/VA-Service Shares - 1.80% series contract	202.551	33.534487	6,792
Oppenheimer Global Fund/VA-Service Shares - 1.75% series contract	8,844.969	17.319188	153,188
Oppenheimer Global Fund/VA-Service Shares - 1.70% series contract	53.749	34.063401	1,831
Oppenheimer Global Fund/VA-Service Shares - 1.65% series contract *	4,527.363	17.490583	79,186
Oppenheimer Global Fund/VA-Service Shares - 1.65% series contract	2,389.328	34.329891	82,025
Oppenheimer Global Fund/VA-Service Shares - 1.55% series contract	3,998.736	17.663096	70,630
Oppenheimer Global Fund/VA-Service Shares - 1.50% series contract	3,971.327	17.759085	70,527
Oppenheimer Global Fund/VA-Service Shares - 1.40% series contract	55,414.932	35.695199	1,978,047
Oppenheimer Global Fund/VA-Service Shares - 1.25% series contract	159,491.284	18.190895	2,901,289
Oppenheimer Global Fund/VA-Service Shares - 1.00% series contract	4,677.178	18.641507	87,190
Oppenheimer Main Street Fund®/VA-Service Shares - 2.00% series contract	11,364.698	17.971854	204,246
Oppenheimer Main Street Fund®/VA-Service Shares - 1.95% series contract	8,631.324	18.051700	155,810
Oppenheimer Main Street Fund®/VA-Service Shares - 1.80% series contract	444.051	18.329946	8,139
Oppenheimer Main Street Fund®/VA-Service Shares - 1.75% series contract	13,453.968	18.410732	247,697
Oppenheimer Main Street Fund®/VA-Service Shares - 1.70% series contract	7.637	21.491657	164
Oppenheimer Main Street Fund®/VA-Service Shares - 1.65% series contract *	1,300.599	18.593023	24,182
Oppenheimer Main Street Fund®/VA-Service Shares - 1.65% series contract	666.815	21.634817	14,426
Oppenheimer Main Street Fund®/VA-Service Shares - 1.55% series contract	4,377.971	18.776356	82,202
Oppenheimer Main Street Fund®/VA-Service Shares - 1.50% series contract	661.920	18.878270	12,496
Oppenheimer Main Street Fund®/VA-Service Shares - 1.40% series contract	78,525.232	22.365108	1,756,225
Oppenheimer Main Street Fund®/VA-Service Shares - 1.25% series contract	135,395.446	19.337362	2,618,191
Oppenheimer Main Street Fund®/VA-Service Shares - 1.00% series contract	3,721.384	19.816209	73,744
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.80% series contract	2,821.790	21.181568	59,769
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.75% series contract	199.768	21.274995	4,250
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.70% series contract	455.782	37.184846	16,948
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.65% series contract *	438.748	21.485545	9,427
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.65% series contract	1,044.495	37.475784	39,143
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.55% series contract	4,157.618	21.697420	90,210
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.50% series contract	1,765.034	21.815259	38,505
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.40% series contract	68,621.947	38.966158	2,673,934
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.25% series contract	86,193.280	22.345836	1,926,061
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.00% series contract	2,204.320	22.899263	50,477

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

8

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2017

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	15,975.836	15.166707	242,301
PIMCO High Yield Portfolio - Administrative Class - 1.95% series contract	10,078.454	15.234033	153,536
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	2,474.575	15.468896	38,279
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	16,587.989	15.537072	257,729
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	212.241	25.049521	5,317
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	5,524.738	15.690788	86,687
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	1,733.157	25.245517	43,754
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	12,682.027	15.845558	200,954
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	3,642.254	15.931522	58,027
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	25,358.138	26.249420	665,636
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	147,897.746	16.318920	2,413,531
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	8,252.381	16.722992	138,004
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	9,312.318	11.445035	106,580
PIMCO Real Return Portfolio - Administrative Class - 1.95% series contract	1,796.101	11.495857	20,648
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	2,576.722	11.673046	30,078
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	11,792.679	11.724489	138,263
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	298.339	15.977448	4,767
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	6,969.227	11.840562	82,520
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	12,076.584	16.102455	194,463
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	25,251.937	11.957302	301,945
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	3,229.333	12.022231	38,824
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,114.383	12.075241	13,456
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	79,134.895	16.742816	1,324,941
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	291,834.432	12.314562	3,593,813
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	18,365.759	12.619489	231,766
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	34,224.331	12.892705	441,244
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	22,099.305	12.949982	286,186
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	8,002.029	13.149587	105,223
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	53,743.544	13.207564	709,821
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	612.015	16.750485	10,252
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	19,055.322	13.338243	254,165
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	4,121.632	16.881567	69,580
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	43,767.583	13.469788	589,540
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	10,906.097	13.542919	147,700
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	6,122.450	13.602625	83,281
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	112,861.192	17.552860	1,981,037
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	764,812.312	13.872157	10,609,596
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	36,254.558	14.215674	515,383
Rydex Variable Trust:
Guggenheim Long Short Equity Fund - 1.70% series contract	288.567	18.096689	5,223
Guggenheim Long Short Equity Fund - 1.65% series contract	472.926	18.238251	8,625
Guggenheim Long Short Equity Fund - 1.40% series contract	22,429.704	18.963580	425,347
Wilshire Variable Insurance Trust:
2015 Fund - 1.75% series contract	6,134.138	13.699305	84,033
2015 Fund - 1.70% series contract	46.396	13.135637	609
2015 Fund - 1.65% series contract *	9.396	13.834870	130
2015 Fund - 1.65% series contract	345.573	13.206931	4,564
2015 Fund - 1.55% series contract	9.794	13.971331	137
2015 Fund - 1.40% series contract	11,381.225	13.569432	154,437
2015 Fund - 1.25% series contract	6,000.652	14.388705	86,342
2015 Fund - 1.00% series contract	9.237	14.745082	136
2025 Fund - 1.75% series contract	9.373	13.590910	128
2025 Fund - 1.70% series contract	72.105	12.875624	928
2025 Fund - 1.65% series contract *	9.376	13.725401	129
2025 Fund - 1.65% series contract	7.732	12.945549	100
2025 Fund - 1.55% series contract	5,623.925	13.860782	77,952
2025 Fund - 1.50% series contract	101.284	13.936057	1,411
2025 Fund - 1.40% series contract	26,487.975	13.300857	352,313
2025 Fund - 1.25% series contract	38,237.463	14.274855	545,834
2025 Fund - 1.00% series contract	1,749.620	14.628388	25,594
2035 Fund - 1.75% series contract	9.354	13.636860	127
2035 Fund - 1.70% series contract	13,984.986	12.638328	176,747
2035 Fund - 1.65% series contract *	9.357	13.771882	129
2035 Fund - 1.65% series contract	16.756	12.706976	213
2035 Fund - 1.55% series contract	9.755	13.907630	136
2035 Fund - 1.40% series contract	31,634.459	13.055778	413,012
2035 Fund - 1.25% series contract	23,409.325	14.323211	335,297
2035 Fund - 1.00% series contract	1,473.856	14.677922	21,633

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

9

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 4)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$14,230	$9,093	$5,137	$4,230	$0	$138,816	$143,046	$148,183
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	35,497	59,296	(23,799)	152,746	50,811	177,045	380,602	356,803
Invesco V.I. Comstock Fund-Series I Shares	142,773	91,326	51,447	160,872	278,060	502,741	941,673	993,120
Invesco V.I. Core Equity Fund-Series I Shares	5,185	7,198	(2,013)	16,199	25,972	13,761	55,932	53,919
Invesco V.I. Diversified Dividend Fund-Series I Shares	7,562	6,397	1,165	19,769	15,500	(6,200)	29,069	30,234
Invesco V.I. Global Health Care Fund-Series I Shares	3,764	14,988	(11,224)	109,944	52,289	(9,729)	152,504	141,280
Invesco V.I. Global Real Estate Fund-Series II Shares	122,402	50,274	72,128	77,173	66,692	200,380	344,245	416,373
Invesco V.I. Government Securities Fund-Series II Shares	8,935	7,095	1,840	(3,358)	0	2,819	(539)	1,301
Invesco V.I. International Growth Fund-Series II Shares	38,608	41,282	(2,674)	35,739	0	534,657	570,396	567,722
Invesco V.I. Managed Volatility Fund-Series II Shares	12,577	16,450	(3,873)	(55,634)	0	156,331	100,697	96,824
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	7,581	31,046	(23,465)	17,889	49,910	245,761	313,560	290,095
Invesco V.I. Mid Cap Growth Fund-Series II Shares	0	63,996	(63,996)	122,676	310,456	530,928	964,060	900,064
Invesco V.I. Small Cap Equity Fund-Series I Shares	0	46,375	(46,375)	18,442	160,034	288,765	467,241	420,866
ALPS Variable Investment Trust
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	222,679	185,753	36,926	362,725	840,659	310,206	1,513,590	1,550,516
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	48,495	38,546	9,949	(14,299)	13,203	130,625	129,529	139,478
Morningstar Growth ETF Asset Allocation Portfolio-Class II	326,161	326,326	(165)	942,272	1,271,312	1,400,215	3,613,799	3,613,634
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	108,586	84,983	23,603	34,738	287,533	154,823	477,094	500,697
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	0	24,331	(24,331)	12,786	224,199	110,243	347,228	322,897
VP Large Company Value Fund-Class II	87,544	73,297	14,247	188,241	289,531	18,190	495,962	510,209
VP Mid Cap Value Fund-Class II	70,959	65,877	5,082	118,784	98,994	262,092	479,870	484,952
VP Ultra® Fund-Class II	287	1,912	(1,625)	1,980	5,929	28,268	36,177	34,552
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	15,554	23,866	(8,312)	20,422	90,248	138,821	249,491	241,179
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	55,847	92,713	(36,866)	(123,263)	621,300	933,605	1,431,642	1,394,776
Deutsche Variable Series II:
Deutsche International Growth VIP-Class A	662	2,442	(1,780)	1,562	0	40,187	41,749	39,969
Deutsche Small Mid Cap Value VIP-Class B	1,255	4,493	(3,238)	927	7,506	23,650	32,083	28,845
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	1,867	3,246	(1,379)	(10,672)	3,425	41,709	34,462	33,083
Technology Growth Portfolio-Initial Shares	0	7,441	(7,441)	31,359	23,759	124,861	179,979	172,538
Dreyfus Stock Index Fund, Inc. - Service Shares	354,103	329,301	24,802	1,024,286	566,318	2,719,914	4,310,518	4,335,320
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares	16,324	24,303	(7,979)	29,352	115,697	89,465	234,514	226,535
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares	8,849	11,567	(2,718)	23,319	104,213	56,473	184,005	181,287
Government Money Market Portfolio	6,566	29,288	(22,722)	0	0	0	0	(22,722)
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	39,655	28,056	11,599	(16,267)	126,263	30,752	140,748	152,347
Franklin Mutual Shares VIP Fund -Class 2	40,632	23,526	17,106	23,948	73,685	6,313	103,946	121,052
Franklin Small Cap Value VIP Fund -Class 2	6,817	16,874	(10,057)	(18,939)	93,237	55,722	130,020	119,963
Franklin U.S. Government Securities VIP Fund -Class 2	43,074	21,492	21,582	(26,042)	0	5,301	(20,741)	841
Templeton Foreign VIP Fund -Class 2	123,025	69,686	53,339	6,336	0	590,903	597,239	650,578
Templeton Global Bond VIP Fund -Class 2	0	47,822	(47,822)	(37,130)	11,697	94,130	68,697	20,875

The accompanying notes are an integral part of these financial statements.

10

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2017

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 4)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	$133,957	$132,674	$1,283	$163,194	$18,492	$1,289,458	$1,471,144	$1,472,427
Janus Henderson VIT Enterprise Portfolio-Service Shares	7,323	66,325	(59,002)	134,188	334,766	715,431	1,184,385	1,125,383
Janus Henderson VIT Global Research Portfolio-Service Shares	933	1,918	(985)	5,290	0	25,817	31,107	30,122
Janus Henderson VIT Overseas Portfolio-Service Shares	149,932	126,088	23,844	(485,287)	0	2,782,194	2,296,907	2,320,751
Janus Henderson VIT Research Portfolio-Service Shares	7,697	44,817	(37,120)	174,313	29,954	612,031	816,298	779,178
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	19,040	8,914	10,126	2,318	0	15,123	17,441	27,567
Mid Cap Growth Portfolio - Class I	0	22,793	(22,793)	1,974	0	548,692	550,666	527,873
U.S. Real Estate Portfolio - Class I	53,686	50,297	3,389	148,658	0	(99,407)	49,251	52,640
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	6,122	29,896	(23,774)	(63,971)	274,475	272,182	482,686	458,912
Mid Cap Growth Portfolio-Class S	0	3,206	(3,206)	535	4,897	44,016	49,448	46,242
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	624	88,196	(87,572)	211,316	620,564	740,981	1,572,861	1,485,289
Oppenheimer Conservative Balanced Fund/VA-Service Shares	17,785	14,390	3,395	44,982	0	25,281	70,263	73,658
Oppenheimer Global Fund/VA-Service Shares	35,560	67,682	(32,122)	169,808	0	1,292,832	1,462,640	1,430,518
Oppenheimer Main Street Fund®/VA-Service Shares	51,212	69,306	(18,094)	124,533	83,997	501,572	710,102	692,008
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	30,447	63,819	(33,372)	98,159	253,921	227,575	579,655	546,283
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	205,185	59,142	146,043	(6,906)	0	68,735	61,829	207,872
PIMCO Real Return Portfolio - Administrative Class	146,957	83,153	63,804	(95,011)	0	168,600	73,589	137,393
PIMCO Total Return Portfolio - Administrative Class	316,602	211,036	105,566	(35,730)	0	465,997	430,267	535,833
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	1,997	7,155	(5,158)	95,029	0	(31,295)	63,734	58,576
Wilshire Variable Insurance Trust:				`
2015 Fund	9,600	4,517	5,083	(838)	31,745	(7,165)	23,742	28,825
2025 Fund	27,717	12,709	15,008	17,475	94,507	(13,327)	98,655	113,663
2035 Fund	26,248	10,865	15,383	3,409	98,675	(8,114)	93,970	109,353

The accompanying notes are an integral part of these financial statements.

11

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2017

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$5,137	$4,230	$0	$138,816	$148,183	$52,137	$53,101	$(8,533)	$(9,497)	$138,686	$629,111	$767,797
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	(23,799)	152,746	50,811	177,045	356,803	277,135	370,624	(25,189)	(118,678)	238,125	4,280,177	4,518,302
Invesco V.I. Comstock Fund-Series I Shares	51,447	160,872	278,060	502,741	993,120	422,018	401,970	68,462	88,510	1,081,630	6,054,610	7,136,240
Invesco V.I. Core Equity Fund-Series I Shares	(2,013)	16,199	25,972	13,761	53,919	12,652	5,362	(34,603)	(27,313)	26,606	494,756	521,362
Invesco V.I. Diversified Dividend Fund-Series I Shares	1,165	19,769	15,500	(6,200)	30,234	23,647	38,607	39,066	24,106	54,340	407,180	461,520
Invesco V.I. Global Health Care Fund-Series I Shares	(11,224)	109,944	52,289	(9,729)	141,280	34,052	195,213	(26,952)	(188,113)	(46,833)	1,006,998	960,165
Invesco V.I. Global Real Estate Fund-Series II Shares	72,128	77,173	66,692	200,380	416,373	458,463	303,689	(26,398)	128,376	544,749	3,634,295	4,179,044
Invesco V.I. Government Securities Fund-Series II Shares	1,840	(3,358)	0	2,819	1,301	18,158	36,748	(32,916)	(51,506)	(50,205)	501,563	451,358
Invesco V.I. International Growth Fund-Series II Shares	(2,674)	35,739	0	534,657	567,722	181,331	191,653	88,464	78,142	645,864	2,686,848	3,332,712
Invesco V.I. Managed Volatility Fund-Series II Shares	(3,873)	(55,634)	0	156,331	96,824	43,228	177,913	1,458	(133,227)	(36,403)	1,157,194	1,120,791
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	(23,465)	17,889	49,910	245,761	290,095	112,206	130,168	(1,296)	(19,258)	270,837	2,196,104	2,466,941
Invesco V.I. Mid Cap Growth Fund-Series II Shares	(63,996)	122,676	310,456	530,928	900,064	308,163	448,027	(102,670)	(242,534)	657,530	4,459,934	5,117,464
Invesco V.I. Small Cap Equity Fund-Series I Shares	(46,375)	18,442	160,034	288,765	420,866	319,207	195,868	(25,513)	97,826	518,692	3,296,155	3,814,847
ALPS Variable Investment Trust
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	36,926	362,725	840,659	310,206	1,550,516	1,007,540	1,475,842	(307,922)	(776,224)	774,292	13,408,655	14,182,947
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	9,949	(14,299)	13,203	130,625	139,478	142,170	402,212	(177,609)	(437,651)	(298,173)	3,071,095	2,772,922
Morningstar Growth ETF Asset Allocation Portfolio-Class II	(165)	942,272	1,271,312	1,400,215	3,613,634	1,381,210	3,211,195	49,295	(1,780,690)	1,832,944	23,380,027	25,212,971
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	23,603	34,738	287,533	154,823	500,697	266,173	319,694	(125,711)	(179,232)	321,465	6,052,138	6,373,603
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(24,331)	12,786	224,199	110,243	322,897	178,625	199,732	60,552	39,445	362,342	1,605,050	1,967,392
VP Large Company Value Fund-Class II	14,247	188,241	289,531	18,190	510,209	499,205	461,571	50,110	87,744	597,953	5,269,706	5,867,659
VP Mid Cap Value Fund-Class II	5,082	118,784	98,994	262,092	484,952	504,912	348,301	177,829	334,440	819,392	4,589,003	5,408,395
VP Ultra® Fund-Class II	(1,625)	1,980	5,929	28,268	34,552	4,538	22,791	31,612	13,359	47,911	107,427	155,338
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	(8,312)	20,422	90,248	138,821	241,179	102,418	124,987	(61,602)	(84,171)	157,008	1,777,997	1,935,005
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(36,866)	(123,263)	621,300	933,605	1,394,776	372,324	748,548	(116,769)	(492,993)	901,783	6,891,551	7,793,334
Deutsche Variable Series II:
Deutsche International Growth VIP-Class A	(1,780)	1,562	0	40,187	39,969	20,446	133	18,361	38,674	78,643	155,443	234,086
Deutsche Small Mid Cap Value VIP-Class B	(3,238)	927	7,506	23,650	28,845	37,296	11,265	11,315	37,346	66,191	311,526	377,717
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(1,379)	(10,672)	3,425	41,709	33,083	77,260	56,181	36,430	57,509	90,592	222,077	312,669
Technology Growth Portfolio-Initial Shares	(7,441)	31,359	23,759	124,861	172,538	21,438	76,307	25,385	(29,484)	143,054	412,176	555,230
Dreyfus Stock Index Fund, Inc. - Service Shares	24,802	1,024,286	566,318	2,719,914	4,335,320	1,335,099	2,018,731	(159,828)	(843,460)	3,491,860	22,343,769	25,835,629
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares	(7,979)	29,352	115,697	89,465	226,535	147,949	89,676	6,210	64,483	291,018	1,635,887	1,926,905
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares	(2,718)	23,319	104,213	56,473	181,287	30,550	62,049	(13,067)	(44,566)	136,721	737,809	874,530
Government Money Market Portfolio	(22,722)	0	0	0	(22,722)	119,667	317,817	(215,719)	(413,869)	(436,591)	2,282,557	1,845,966

The accompanying notes are an integral part of these financial statements.

12

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2017

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	$11,599	$(16,267)	$126,263	$30,752	$152,347	$169,667	$302,419	$48,504	$(84,248)	$68,099	$2,136,991	$2,205,090
Franklin Mutual Shares VIP Fund -Class 2	17,106	23,948	73,685	6,313	121,052	178,220	186,918	1,496	(7,202)	113,850	1,753,041	1,866,891
Franklin Small Cap Value VIP Fund -Class 2	(10,057)	(18,939)	93,237	55,722	119,963	125,154	65,661	27,280	86,773	206,736	1,230,525	1,437,261
Franklin U.S. Government Securities VIP Fund -Class 2	21,582	(26,042)	0	5,301	841	112,406	216,891	(55,919)	(160,404)	(159,563)	1,756,199	1,596,636
Templeton Foreign VIP Fund -Class 2	53,339	6,336	0	590,903	650,578	439,531	265,635	92,915	266,811	917,389	4,238,786	5,156,175
Templeton Global Bond VIP Fund -Class 2	(47,822)	(37,130)	11,697	94,130	20,875	257,715	238,347	(78,709)	(59,341)	(38,466)	3,590,358	3,551,892
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	1,283	163,194	18,492	1,289,458	1,472,427	617,112	1,088,554	444,370	(27,072)	1,445,355	9,058,162	10,503,517
Janus Henderson VIT Enterprise Portfolio-Service Shares	(59,002)	134,188	334,766	715,431	1,125,383	543,463	381,241	18,756	180,978	1,306,361	4,313,061	5,619,422
Janus Henderson VIT Global Research Portfolio-Service Shares	(985)	5,290	0	25,817	30,122	3,048	9,330	(8,291)	(14,573)	15,549	127,867	143,416
Janus Henderson VIT Research Portfolio-Service Shares	(37,120)	174,313	29,954	612,031	779,178	254,412	188,958	(640,171)	(574,717)	204,461	3,247,236	3,451,697
Janus Henderson VIT Overseas Portfolio-Service Shares	23,844	(485,287)	0	2,782,194	2,320,751	717,309	840,596	19,256	(104,031)	2,216,720	7,963,071	10,179,791
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	10,126	2,318	0	15,123	27,567	63,068	31,380	85,424	117,112	144,679	551,428	696,107
Mid Cap Growth Portfolio - Class I	(22,793)	1,974	0	548,692	527,873	121,434	80,253	17,610	58,791	586,664	1,416,320	2,002,984
U.S. Real Estate Portfolio - Class I	3,389	148,658	0	(99,407)	52,640	122,255	354,008	(3,527)	(235,280)	(182,640)	3,674,700	3,492,060
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	(23,774)	(63,971)	274,475	272,182	458,912	126,415	318,289	(23,225)	(215,099)	243,813	2,078,029	2,321,842
Mid Cap Growth Portfolio-Class S	(3,206)	535	4,897	44,016	46,242	10,260	6,591	4,909	8,578	54,820	198,551	253,371
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	(87,572)	211,316	620,564	740,981	1,485,289	452,677	717,950	(48,363)	(313,636)	1,171,653	6,070,820	7,242,473
Oppenheimer Conservative Balanced Fund/VA-Service Shares	3,395	44,982	0	25,281	73,658	48,540	90,860	(5,274)	(47,594)	26,064	1,009,982	1,036,046
Oppenheimer Global Fund/VA-Service Shares	(32,122)	169,808	0	1,292,832	1,430,518	434,496	343,533	90,635	181,598	1,612,116	4,069,683	5,681,799
Oppenheimer Main Street Fund®/VA-Service Shares	(18,094)	124,533	83,997	501,572	692,008	227,053	336,449	(78,421)	(187,817)	504,191	4,693,331	5,197,522
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	(33,372)	98,159	253,921	227,575	546,283	230,859	368,214	24,295	(113,060)	433,223	4,475,501	4,908,724
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	146,043	(6,906)	0	68,735	207,872	338,792	410,943	121,998	49,847	257,719	4,046,036	4,303,755
PIMCO Real Return Portfolio - Administrative Class	63,804	(95,011)	0	168,600	137,393	505,796	633,845	(45,615)	(173,664)	(36,271)	6,118,335	6,082,064
PIMCO Total Return Portfolio - Administrative Class	105,566	(35,730)	0	465,997	535,833	1,251,197	1,616,443	377,624	12,378	548,211	15,254,797	15,803,008
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	(5,158)	95,029	0	(31,295)	58,576	23,581	85,313	(137,185)	(198,917)	(140,341)	579,536	439,195
Wilshire Variable Insurance Trust:
2015 Fund	5,083	(838)	31,745	(7,165)	28,825	7,690	8,299	8,901	8,292	37,117	293,271	330,388
2025 Fund	15,008	17,475	94,507	(13,327)	113,663	90,027	96,853	20,547	13,721	127,384	877,005	1,004,389
2035 Fund	15,383	3,409	98,675	(8,114)	109,353	67,537	12,066	166,155	221,626	330,979	616,315	947,294

The accompanying notes are an integral part of these financial statements.

13

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2016

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$(874)	$(3,277)	$0	$(7,737)	$(11,888)	$53,280	$14,450	$(13,733)	$25,097	$13,209	$615,902	$629,111
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	(40,323)	189,976	224,791	163,930	538,374	314,329	485,046	(124,488)	(295,205)	243,169	4,037,008	4,280,177
Invesco V.I. Comstock Fund-Series I Shares	7,754	201,606	429,992	224,352	863,704	347,432	489,649	89,447	(52,770)	810,934	5,243,676	6,054,610
Invesco V.I. Core Equity Fund-Series I Shares	(3,091)	12,998	30,348	(4,690)	35,565	14,622	25,096	30,817	20,343	55,908	438,848	494,756
Invesco V.I. Diversified Dividend Fund-Series I Shares	(530)	33,729	0	15,190	48,389	21,369	80,819	51,511	(7,939)	40,450	366,730	407,180
Invesco V.I. Global Health Care Fund-Series I Shares	(15,634)	92,981	160,086	(398,214)	(160,781)	38,572	148,372	1,300	(108,500)	(269,281)	1,276,279	1,006,998
Invesco V.I. Global Real Estate Fund-Series II Shares	3,808	89,666	71,570	(140,717)	24,327	509,000	181,452	(395,685)	(68,137)	(43,810)	3,678,105	3,634,295
Invesco V.I. Government Securities Fund-Series II Shares	1,586	(4,143)	0	1,536	(1,021)	18,184	58,804	(18,555)	(59,175)	(60,196)	561,759	501,563
Invesco V.I. International Growth Fund-Series II Shares	(6,596)	33,430	0	(89,620)	(62,786)	217,383	167,262	(297,114)	(246,993)	(309,779)	2,996,627	2,686,848
Invesco V.I. Managed Volatility Fund-Series II Shares	1,790	(59,103)	34,968	117,370	95,025	59,137	192,943	(36,644)	(170,450)	(75,425)	1,232,619	1,157,194
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	(27,659)	19,102	138,163	113,204	242,810	131,023	151,490	(352)	(20,819)	221,991	1,974,113	2,196,104
Invesco V.I. Mid Cap Growth Fund-Series II Shares	(56,832)	77,527	446,590	(512,160)	(44,875)	273,397	310,730	(15,544)	(52,877)	(97,752)	4,557,686	4,459,934
Invesco V.I. Small Cap Equity Fund-Series I Shares	(40,086)	38,159	220,758	105,093	323,924	402,186	210,632	(84,945)	106,609	430,533	2,865,622	3,296,155
ALPS Variable Investment Trust
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	50,819	364,510	640,042	(185,824)	869,547	987,538	1,422,184	302,883	(131,763)	737,784	12,670,871	13,408,655
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	5,481	(22,948)	82,490	38,835	103,858	112,489	576,733	67,977	(396,267)	(292,409)	3,363,504	3,071,095
Morningstar Growth ETF Asset Allocation Portfolio-Class II	25,040	867,687	1,014,871	(66,189)	1,841,409	1,387,526	2,581,105	(202,339)	(1,395,918)	445,491	22,934,536	23,380,027
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	17,093	147,539	317,871	(182,787)	299,716	281,116	1,230,275	(133,286)	(1,082,445)	(782,729)	6,834,867	6,052,138
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(23,164)	(13,104)	169,900	(106,228)	27,404	128,715	311,164	(68,691)	(251,140)	(223,736)	1,828,786	1,605,050
VP Large Company Value Fund-Class II	31,828	126,253	263,074	194,889	616,044	623,562	337,841	(18,008)	267,713	883,757	4,385,949	5,269,706
VP Mid Cap Value Fund-Class II	9,446	128,795	184,581	451,294	774,116	598,884	396,668	95,904	298,120	1,072,236	3,516,767	4,589,003
VP Ultra® Fund-Class II	(1,532)	(1,404)	5,093	2,459	4,616	3,900	28,090	7,066	(17,124)	(12,508)	119,935	107,427
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	18,999	(7,962)	44,939	31,552	87,528	113,766	280,094	(105,572)	(271,900)	(184,372)	1,962,369	1,777,997
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(5,572)	(94,261)	988,996	(178,406)	710,757	450,998	872,551	(396,589)	(818,142)	(107,385)	6,998,936	6,891,551
Deutsche Variable Series II:
Deutsche Global Growth VIP-Class A	(663)	3,139	0	673	3,149	21,887	1,710	(11,068)	9,109	12,258	143,185	155,443
Deutsche Small Mid Cap Value VIP-Class B	(3,486)	5,242	34,397	12,160	48,313	35,672	74,159	(25,554)	(64,041)	(15,728)	327,254	311,526
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(972)	(1,598)	12,415	14,656	24,501	27,725	8,279	(4,943)	14,503	39,004	183,073	222,077
Technology Growth Portfolio-Initial Shares	(6,569)	35,303	23,658	(35,953)	16,439	20,157	49,178	(62,015)	(91,036)	(74,597)	486,773	412,176
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares	(5,114)	28,998	147,903	(41,846)	129,941	89,692	54,184	(8,735)	26,773	156,714	1,479,173	1,635,887
Dreyfus Stock Index Fund, Inc. - Service Shares	87,635	974,196	744,835	243,324	2,049,990	1,460,833	1,676,431	(345,392)	(560,990)	1,489,000	20,854,769	22,343,769
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares	(264)	23,734	107,481	(87,887)	43,064	28,583	52,492	(4,597)	(28,506)	14,558	723,251	737,809
Government Money Market Portfolio	(36,389)	0	0	0	(36,389)	437,220	589,245	208,010	55,985	19,596	2,262,961	2,282,557

The accompanying notes are an integral part of these financial statements.

14

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2016

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	$7,507	$(58,297)	$155,363	$102,410	$206,983	$233,971	$278,038	$(15,594)	$(59,661)	$147,322	$1,989,669	$2,136,991
Franklin Mutual Shares VIP Fund -Class 2	12,139	17,750	138,301	62,247	230,437	152,475	216,279	(20,619)	(84,423)	146,014	1,607,027	1,753,041
Franklin Small Cap Value VIP Fund -Class 2	(5,701)	(14,452)	181,016	147,717	308,580	113,846	276,093	(76,937)	(239,184)	69,396	1,161,129	1,230,525
Franklin U.S. Government Securities VIP Fund -Class 2	26,118	(36,242)	0	(431)	(10,555)	195,072	212,625	(99,045)	(116,598)	(127,153)	1,883,352	1,756,199
Templeton Foreign VIP Fund -Class 2	15,657	(5,961)	64,155	148,013	221,864	457,707	280,586	168,612	345,733	567,597	3,671,189	4,238,786
Templeton Global Bond VIP Fund -Class 2	(45,689)	(74,282)	2,992	175,670	58,691	347,752	284,995	(70,029)	(7,272)	51,419	3,538,939	3,590,358
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Service Shares	50,336	81,638	126,122	1,949	260,045	633,405	1,227,548	519,938	(74,205)	185,840	8,872,322	9,058,162
Janus Aspen Enterprise Portfolio-Service Shares	(49,099)	99,703	312,049	20,784	383,437	573,059	291,308	229,367	511,118	894,555	3,418,506	4,313,061
Janus Aspen Global Research Portfolio-Service Shares	(554)	739	0	562	747	7,201	4,162	0	3,039	3,786	124,081	127,867
Janus Aspen Janus Portfolio-Service Shares	(33,795)	127,468	211,779	(373,705)	(68,253)	270,444	224,286	(553,000)	(506,842)	(575,095)	3,822,331	3,247,236
Janus Aspen Overseas Portfolio-Service Shares	250,736	(439,175)	243,089	(678,330)	(623,680)	817,273	568,510	227,960	476,723	(146,957)	8,110,028	7,963,071
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	(19,976)	(51,997)	393,987	(176,252)	145,762	104,524	213,421	(50,732)	(159,629)	(13,867)	2,091,896	2,078,029
Mid Cap Growth Portfolio-Class S	(2,731)	(2,738)	9,635	(102)	4,064	11,514	8,093	(18,483)	(15,062)	(10,998)	209,549	198,551
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	(73,107)	187,596	644,029	(1,009,660)	(251,142)	458,951	453,829	(320,342)	(315,220)	(566,362)	6,637,182	6,070,820
Oppenheimer Conservative Balanced Fund/VA-Service Shares	7,530	39,167	0	(11,879)	34,818	52,012	79,847	(14,565)	(42,400)	(7,582)	1,017,564	1,009,982
Oppenheimer Global Fund/VA-Service Shares	(24,427)	128,150	263,108	(421,311)	(54,480)	459,663	326,517	(75,925)	57,221	2,741	4,066,942	4,069,683
Oppenheimer Main Street Fund®/VA-Service Shares	(23,477)	88,413	523,067	(173,183)	414,820	293,686	213,686	41,691	121,691	536,511	4,156,820	4,693,331
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	(43,809)	204,255	144,068	278,251	582,765	265,580	491,592	23,834	(202,178)	380,587	4,094,914	4,475,501
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	151,599	(44,707)	0	296,778	403,670	394,075	366,893	(543,332)	(516,150)	(112,480)	4,158,516	4,046,036
PIMCO Real Return Portfolio - Administrative Class	60,721	(75,662)	0	260,683	245,742	556,395	672,139	(187,826)	(303,570)	(57,828)	6,176,163	6,118,335
PIMCO Total Return Portfolio - Administrative Class	114,142	(106,411)	0	197,718	205,449	1,485,999	1,167,088	(331,281)	(12,370)	193,079	15,061,718	15,254,797
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	(8,251)	7,709	0	(6,845)	(7,387)	24,602	51,623	(43,892)	(70,913)	(78,300)	657,836	579,536
The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio - Class I	2,601	6,820	0	15,876	25,297	34,890	43,279	(15,951)	(24,340)	957	550,471	551,428
Mid Cap Growth Portfolio - Class I	50,818	(65,474)	0	(156,976)	(171,632)	150,037	146,536	(164,806)	(161,305)	(332,937)	1,749,257	1,416,320
U.S. Real Estate Portfolio - Class I	(4,397)	166,269	0	26,363	188,235	145,269	327,867	(73,234)	(255,832)	(67,597)	3,742,297	3,674,700
Wilshire Variable Insurance Trust:
2015 Fund	1,761	2,527	6,296	3,995	14,579	7,637	145,292	39,703	(97,952)	(83,373)	376,644	293,271
2025 Fund	4,347	1,985	5,857	29,565	41,754	94,792	12,580	(19,218)	62,994	104,748	772,257	877,005
2035 Fund	1,410	9,601	4,369	17,225	32,605	74,663	49,711	17,313	42,265	74,870	541,445	616,315

The accompanying notes are an integral part of these financial statements.

15

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1)	ORGANIZATION

Annuity Investors Variable Account C (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2017 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:

AB Variable Products Series Fund, Inc.

•	AB International Value Portfolio-Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Comstock Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Diversified Dividend Fund-Series I Shares

•	Invesco V.I. Global Health Care Fund-Series I Shares

•	Invesco V.I. Global Real Estate Fund-Series II Shares

•	Invesco V.I. Government Securities Fund-Series II Shares

•	Invesco V.I. International Growth Fund-Series II Shares

•	Invesco V.I. Managed Volatility Fund-Series II Shares

•	Invesco V.I. Mid Cap Core Equity Fund-Series II Shares

•	Invesco V.I. Mid Cap Growth Fund-Series II Shares

•	Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

•	Morningstar Balanced ETF Asset Allocation Portfolio-Class II

•	Morningstar Conservative ETF Asset Allocation Portfolio-Class II

•	Morningstar Growth ETF Asset Allocation Portfolio-Class II

•	Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.

•	VP Capital Appreciation Fund-Class I

•	VP Large Company Value Fund-Class II

•	VP Mid Cap Value Fund-Class II

•	VP Ultra® Fund-Class II

Calamos Advisors Trust

•	Calamos Growth and Income Portfolio

Davis Variable Account Fund, Inc.

•	Davis Value Portfolio

Deutsche Variable Series II

•	Deutsche International Growth VIP-Class A

•	Deutsche Small Mid Cap Value VIP-Class B

16

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)	ORGANIZATION - Continued

Dreyfus Investment Portfolios

•	MidCap Stock Portfolio-Service Shares

•	Technology Growth Portfolio-Initial Shares

Dreyfus Stock Index Fund, Inc. – Service Shares

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. – Service Shares

Dreyfus Variable Investment Fund

•	Appreciation Portfolio-Service Shares

•	Government Money Market Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Mutual Global Discovery VIP Fund-Class 2

•	Franklin Mutual Shares VIP Fund-Class 2

•	Franklin Small Cap Value VIP Fund-Class 2

•	Franklin U.S. Government Securities VIP Fund-Class 2

•	Templeton Foreign VIP Fund-Class 2

•	Templeton Global Bond VIP Fund-Class 2

Janus Aspen Series

•	Janus Henderson VIT Balanced Portfolio-Service Shares

•	Janus Henderson VIT Enterprise Portfolio-Service Shares

•	Janus Henderson VIT Global Research Portfolio-Service Shares

•	Janus Henderson VIT Overseas Portfolio-Service Shares

•	Janus Henderson VIT Research Portfolio-Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

•	Core Plus Fixed Income Portfolio-Class I

•	Mid Cap Growth Portfolio-Class I

•	U.S. Real Estate Portfolio-Class I

Neuberger Berman Advisers Management Trust

•	Guardian Portfolio-Class S

•	Mid Cap Growth Portfolio-Class S

Oppenheimer Variable Account Funds

•	Oppenheimer Capital Appreciation Fund/VA-Service Shares

•	Oppenheimer Conservative Balanced Fund/VA-Service Shares

•	Oppenheimer Global Fund/VA-Service Shares

•	Oppenheimer Main Street Fund®/VA-Service Shares

•	Oppenheimer Main Street Small Cap Fund/VA-Service Shares

PIMCO Variable Insurance Trust

•	PIMCO High Yield Portfolio-Administrative Class

•	PIMCO Real Return Portfolio-Administrative Class

•	PIMCO Total Return Portfolio-Administrative Class

Rydex Variable Trust

•	Guggenheim Long Short Equity Fund (Closed)

Wilshire Variable Insurance Trust

•	2015 Fund

•	2025 Fund

•	2035 Fund

17

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

ALPS Variable Investment Trust: On or about April 30, 2016, the following Portfolios were renamed:

Ibbotson Balanced ETF Asset Allocation Portfolio was renamed Morningstar Balanced ETF Asset Allocation Portfolio.

Ibbotson Conservative ETF Asset Allocation Portfolio was renamed Morningstar Conservative ETF Asset Allocation Portfolio.

Ibbotson Growth ETF Asset Allocation Portfolio was renamed Morningstar Growth ETF Asset Allocation Portfolio.

Ibbotson Income and Growth Asset Allocation Portfolio was renamed Morningstar Income and Growth ETF Asset Allocation Portfolio.

Deutsche Variable Series II: Effective on or about October 1, 2017, Deutsche Global Growth VIP was renamed Deutsche International Growth VIP.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Effective on or about May 1, 2017, The Dreyfus Socially Responsible Growth Fund, Inc. was renamed The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Dreyfus Variable Investment Fund: On or about April 30, 2016, Money Market Portfolio was renamed Government Money Market Portfolio.

Janus Aspen Series: Effective May 1, 2017, Janus Portfolio was renamed Research Portfolio. Effective on June 5, 2017, the following Portfolios were renamed:

Janus Aspen Balanced Portfolio was renamed Janus Henderson VIT Balanced Portfolio.

Janus Aspen Enterprise Portfolio was renamed Janus Henderson VIT Enterprise Portfolio.

Janus Aspen Global Research Portfolio was renamed Janus Henderson VIT Global Research Portfolio.

Janus Aspen Overseas Portfolio was renamed Janus Henderson VIT Overseas Portfolio.

Janus Aspen Janus Portfolio was renamed Janus Henderson VIT Research Portfolio.

Morgan Stanley Variable Insurance Fund, Inc.: Effective on or about May 1, 2017, The Universal Institutional Funds, Inc. was renamed Morgan Stanley Variable Insurance Fund, Inc.

Wilshire Variable Insurance Trust: Effective on May 1, 2016, the following Funds were renamed:

2015 ETF Fund was renamed 2015 Fund.

2025 ETF Fund was renamed 2025 Fund.

2035 ETF Fund was renamed 2035 Fund.

18

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

19

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES- Continued

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

(3)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2017:

2.00% Series Contracts	$62,615
1.95% Series Contracts	35,378
1.85% Series Contracts	3,731
1.80% Series Contracts	18,521
1.75% Series Contracts	94,828
1.70% Series Contracts	10,863
1.65% Series Contracts	128,213
1.55% Series Contracts	171,430
1.50% Series Contracts	26,166
1.45% Series Contracts	30,111
1.40% Series Contracts	760,552
1.25% Series Contracts	1,766,485
1.00% Series Contracts	51,816
0.75% Series Contracts	145

$3,160,854

20

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(3)	DEDUCTIONS AND EXPENSES- Continued

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 9.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $151,918 for the year ended December 31, 2017.

(4)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc. (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

21

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2017 Statements of Changes in Net Assets for applicable periods) December 31, 2017, are as follows:

	2017
	Cost of Purchases	Proceeds from Sales
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$50,283	$54,643
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	338,349	430,015
Invesco V.I. Comstock Fund-Series I Shares	867,324	449,307
Invesco V.I. Core Equity Fund-Series I Shares	38,858	42,212
Invesco V.I. Diversified Dividend Fund-Series I Shares	97,448	56,677
Invesco V.I. Global Health Care Fund-Series I Shares	83,025	230,073
Invesco V.I. Global Real Estate Fund-Series II Shares	552,589	285,393
Invesco V.I. Government Securities Fund-Series II Shares	30,473	80,139
Invesco V.I. International Growth Fund-Series II Shares	309,011	233,543
Invesco V.I. Managed Volatility Fund-Series II Shares	53,959	191,059
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	158,369	151,182
Invesco V.I. Mid Cap Growth Fund-Series II Shares	478,388	474,462
Invesco V.I. Small Cap Equity Fund-Series I Shares	415,631	204,146
ALPS Variable Investment Trust
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	1,901,891	1,800,530
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	202,717	617,216
Morningstar Growth ETF Asset Allocation Portfolio-Class II	2,821,903	3,331,446
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	562,355	430,451
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	475,626	236,313
VP Large Company Value Fund-Class II	867,459	475,937
VP Mid Cap Value Fund-Class II	774,643	336,127
VP Ultra® Fund-Class II	41,530	23,867
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	193,386	195,621
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	864,434	772,993
Deutsche Variable Series II:
Deutsche International Growth VIP-Class A	41,281	4,387
Deutsche Small Mid Cap Value VIP-Class B	68,970	27,356
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	165,301	105,746
Technology Growth Portfolio-Initial Shares	64,123	77,289
Dreyfus Stock Index Fund, Inc. - Service Shares	1,874,789	2,127,129
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares	268,970	96,769
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares	131,268	74,339
Government Money Market Portfolio	239,123	675,714
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	387,054	333,440
Franklin Mutual Shares VIP Fund -Class 2	327,511	243,922
Franklin Small Cap Value VIP Fund -Class 2	307,643	137,690
Franklin U.S. Government Securities VIP Fund -Class 2	147,564	286,386
Templeton Foreign VIP Fund -Class 2	590,270	270,120
Templeton Global Bond VIP Fund -Class 2	263,710	359,176
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	940,673	947,970
Janus Henderson VIT Enterprise Portfolio-Service Shares	846,148	389,406
Janus Henderson VIT Global Research Portfolio-Service Shares	3,040	18,598
Janus Henderson VIT Overseas Portfolio-Service Shares	656,890	737,077
Janus Henderson VIT Research Portfolio-Service Shares	258,078	839,961

22

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES - Continued

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2017 Statements of Changes in Net Assets for applicable periods) December 31, 2017, are as follows:

	2017
	Cost of Purchases	Proceeds from Sales
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	$154,175	$26,937
Mid Cap Growth Portfolio - Class I	174,522	138,524
U.S. Real Estate Portfolio - Class I	130,976	362,867
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	383,040	347,438
Mid Cap Growth Portfolio-Class S	20,874	10,606
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	879,897	660,541
Oppenheimer Conservative Balanced Fund/VA-Service Shares	47,077	91,276
Oppenheimer Global Fund/VA-Service Shares	587,978	438,502
Oppenheimer Main Street Fund®/VA-Service Shares	290,315	412,229
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	536,041	428,552
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	577,135	381,245
PIMCO Real Return Portfolio - Administrative Class	547,500	657,360
PIMCO Total Return Portfolio - Administrative Class	1,463,588	1,345,644
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	33,934	238,009
Wilshire Variable Insurance Trust:
2015 Fund	59,861	14,741
2025 Fund	224,720	101,484
2035 Fund	352,138	16,454

23

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2017	Units Purchased	Units Redeemed	Units Outstanding 12/31/2017
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.80% series contract	614.227	47.549	0.000	661.776
AB International Value Portfolio - Class B - 1.75% series contract	9.439	0.000	0.045	9.394
AB International Value Portfolio - Class B - 1.65% series contract	9.441	0.000	0.044	9.397
AB International Value Portfolio - Class B - 1.55% series contract	4,943.460	260.023	1,225.090	3,978.393
AB International Value Portfolio - Class B - 1.50% series contract	1,580.836	110.494	306.115	1,385.215
AB International Value Portfolio - Class B - 1.45% series contract	2,094.327	63.258	200.557	1,957.028
AB International Value Portfolio - Class B - 1.25% series contract	83,379.535	5,320.989	5,474.516	83,226.008
AB International Value Portfolio - Class B - 1.00% series contract	3,843.393	299.090	79.794	4,062.689
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund - 2.00% series contract	1,516.270	136.142	171.878	1,480.534
Invesco V.I. American Value Fund-Series I Shares Fund - 1.95% series contract	1,003.299	98.678	20.326	1,081.651
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	1,820.584	117.219	0.000	1,937.803
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	1,370.075	254.813	49.670	1,575.218
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	303.953	0.000	0.001	303.952
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	2,149.485	2,833.218	0.044	4,982.659
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	4,537.590	703.241	504.185	4,736.646
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	5,192.867	326.260	536.306	4,982.821
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	4,067.836	253.701	292.864	4,028.673
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	940.073	16.683	113.642	843.114
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	59,779.000	2,525.770	5,918.576	56,386.194
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	96,240.890	8,060.748	11,487.330	92,814.308
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	6,535.312	660.776	281.860	6,914.228
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	14,836.027	337.801	1,947.346	13,226.482
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	9,175.608	387.565	395.628	9,167.545
Invesco V.I. Comstock Fund-Series I Shares - 1.80% series contract	441.715	0.000	5.480	436.235
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	17,663.502	4,572.629	1,082.384	21,153.747
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	458.406	0.000	0.000	458.406
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	18,716.543	5,689.125	828.719	23,576.949
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	3,310.672	19.668	564.260	2,766.080
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	1,984.210	67.939	20.374	2,031.775
Invesco V.I. Comstock Fund-Series I Shares - 1.45% series contract	284.011	15.353	220.184	79.180
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	177,439.526	6,935.068	15,488.364	168,886.230
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	128,245.721	14,624.228	6,829.809	136,040.140
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	1,093.109	204.182	80.631	1,216.660
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	867.479	0.000	12.532	854.947
Invesco V.I. Core Equity Fund-Series I Shares - 1.70% series contract	6.505	0.000	0.000	6.505
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	3,918.315	0.000	251.270	3,667.045
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	25,379.517	709.817	2,113.773	23,975.561
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	1,059.690	21.223	973.106	107.807
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	4,859.528	687.339	194.920	5,351.947
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	17,416.596	3,699.930	1,870.873	19,245.653
Invesco V.I. Global Health Care Fund-Series I Shares - 1.70% series contract	352.508	1.892	188.497	165.903
Invesco V.I. Global Health Care Fund-Series I Shares - 1.65% series contract	2,840.029	8.178	403.296	2,444.911
Invesco V.I. Global Health Care Fund-Series I Shares - 1.40% series contract	37,392.010	1,354.520	7,471.262	31,275.268
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	1,550.849	33.309	70.818	1,513.340
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.95% series contract	216.817	31.677	4.303	244.191
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	3,509.872	364.451	0.728	3,873.595
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	1,660.737	101.438	1,042.664	719.511
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	11,009.264	495.389	847.617	10,657.036
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	15,046.753	2,064.011	653.885	16,456.879
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	5,425.390	1,532.362	416.758	6,540.994
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,619.044	44.377	147.227	1,516.194
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	296,067.066	30,643.608	22,818.813	303,891.861
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	7,984.946	2,953.965	876.881	10,062.030
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	604.167	4.062	259.380	348.849
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	9,884.890	115.454	2,001.141	7,999.203
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	28,963.872	1,964.497	3,897.838	27,030.531
Invesco V.I. International Growth Fund-Series II Shares - 2.00% series contract	14,682.556	1,005.889	1,580.039	14,108.406
Invesco V.I. International Growth Fund-Series II Shares - 1.95% series contract	10,586.016	739.655	215.144	11,110.527
Invesco V.I. International Growth Fund-Series II Shares - 1.80% series contract	523.707	0.001	6.497	517.211
Invesco V.I. International Growth Fund-Series II Shares - 1.75% series contract	17,723.447	1,438.203	753.920	18,407.730
Invesco V.I. International Growth Fund-Series II Shares - 1.65% series contract	1,109.641	0.000	5.703	1,103.938
Invesco V.I. International Growth Fund-Series II Shares - 1.55% series contract	4,662.883	165.116	759.700	4,068.299
Invesco V.I. International Growth Fund-Series II Shares - 1.50% series contract	1,574.509	105.416	26.458	1,653.467
Invesco V.I. International Growth Fund-Series II Shares - 1.45% series contract	131.786	8.920	0.109	140.597
Invesco V.I. International Growth Fund-Series II Shares - 1.25% series contract	199,592.125	21,079.699	14,356.376	206,315.448
Invesco V.I. International Growth Fund-Series II Shares - 1.00% series contract	6,094.986	582.053	1,164.679	5,512.360
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.70% series contract	55.078	0.000	0.000	55.078
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.65% series contract	3,540.303	42.504	452.146	3,130.661
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.40% series contract	43,476.515	2,070.019	6,816.179	38,730.355
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 2.00% series contract	833.406	0.000	0.000	833.406
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.80% series contract	1,179.556	0.000	5.500	1,174.056
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.75% series contract	846.821	6.559	215.832	637.548
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.65% series contract *	9.387	0.000	0.044	9.343
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.65% series contract	1,841.847	0.000	94.238	1,747.609
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.55% series contract	5,814.967	130.510	97.244	5,848.233
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.50% series contract	504.999	40.614	0.788	544.825
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.45% series contract	336.859	13.781	48.096	302.544
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.40% series contract	22,007.774	1,477.410	2,821.853	20,663.331
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.25% series contract	101,551.478	5,700.391	4,404.408	102,847.461
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.00% series contract	1,785.446	166.213	3.768	1,947.891
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 2.00% series contract	2,080.708	0.000	52.517	2,028.191
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.80% series contract	1,609.717	37.034	13.668	1,633.083
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.75% series contract	1,216.488	48.089	1,039.045	225.532
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.70% series contract	296.218	0.000	0.233	295.985
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.65% series contract	4,184.053	2.044	245.223	3,940.874
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.55% series contract	13,887.948	517.875	1,962.041	12,443.782
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.50% series contract	4,540.314	284.565	624.227	4,200.652
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.45% series contract	2,759.532	64.244	239.815	2,583.961
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.40% series contract	67,040.506	2,332.530	1,983.634	67,389.402
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.25% series contract	212,794.034	11,871.144	22,655.343	202,009.835
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.00% series contract	10,915.873	768.995	2,581.929	9,102.939

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

24

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2017	Units Purchased	Units Redeemed	Units Outstanding 12/31/2017
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	1,180.379	1.448	68.604	1,113.223
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract *	1,505.370	141.063	78.659	1,567.774
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract	403.261	0.000	0.000	403.261
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	870.824	32.023	1.222	901.625
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	992.579	23.794	462.951	553.422
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	5,056.828	300.532	790.888	4,566.472
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	3,721.591	0.000	218.110	3,503.481
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	7,095.244	1,276.438	765.558	7,606.124
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	2,755.043	1,106.245	182.312	3,678.976
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	884.898	38.785	0.711	922.972
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	40,887.031	2,913.592	3,274.944	40,525.679
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	128,323.703	11,166.790	5,608.648	133,881.845
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	6,055.444	1,522.849	1,646.846	5,931.447
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,381.013	109.574	0.000	1,490.587
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.95% series contract	0.000	52.924	0.108	52.816
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.85% series contract	16,041.819	0.000	253.595	15,788.224
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	718.060	0.000	0.472	717.588
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	1,882.258	48.469	498.194	1,432.533
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	1,483.390	0.000	1,075.150	408.240
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	41,249.634	2,349.296	644.687	42,954.243
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	8,404.062	0.000	214.016	8,190.046
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	167,646.482	12,833.046	16,583.193	163,896.335
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	15,415.050	78.663	258.373	15,235.340
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	88,889.744	23,645.597	32,728.574	79,806.767
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	690,533.607	48,313.997	86,200.035	652,647.569
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	41,253.419	1,401.373	8,305.528	34,349.264
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.75% series contract	1,385.272	0.000	2.717	1,382.555
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.75% series contract	9,872.424	84.941	223.392	9,733.973
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	10,381.749	0.000	1,162.209	9,219.540
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,603.275	94.807	12.226	1,685.856
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.55% series contract	25,583.362	609.490	11,240.672	14,952.180
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.50% series contract	524.302	0.000	0.974	523.328
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.45% series contract	11,624.887	91.757	273.615	11,443.029
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	7,597.301	567.810	2,362.636	5,802.475
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	203,577.446	12,955.091	36,485.540	180,046.997
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.00% series contract	271.763	14.611	262.408	23.966
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	21,905.723	1,123.246	1,852.718	21,176.251
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	128.980	0.000	0.000	128.980
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	79,676.861	3,407.554	10,384.878	72,699.537
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	10,512.083	23.391	2,828.419	7,707.055
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	191,446.341	17,406.581	30,526.693	178,326.229
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	1,732.687	463.715	5.998	2,190.404
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	48,688.398	557.161	677.452	48,568.107
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	37,085.517	1,363.251	12,915.492	25,533.276
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,452,207.812	90,489.962	185,205.130	1,357,492.644
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	12,851.831	2,076.231	158.441	14,769.621
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,333.426	117.608	0.000	1,451.034
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	19,334.765	361.050	1,066.225	18,629.590
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	79,144.789	860.492	1,014.929	78,990.352
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	7.906	0.000	0.165	7.741
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	21,346.098	132.251	2,801.565	18,676.784
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	2,225.864	7.785	4.905	2,228.744
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	29,446.636	2,156.094	472.627	31,130.103
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	39,358.523	446.674	4,016.917	35,788.280
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	316,881.778	15,352.089	24,805.286	307,428.581
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	2,896.118	171.129	146.850	2,920.397
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.75% series contract	2,841.044	0.000	295.967	2,545.077
VP Capital Appreciation Fund-Class I - 1.70% series contract	321.662	4.160	0.001	325.821
VP Capital Appreciation Fund-Class I - 1.65% series contract	5,330.864	4,060.150	61.572	9,329.442
VP Capital Appreciation Fund-Class I - 1.55% series contract	2,693.076	7.399	2,046.923	653.552
VP Capital Appreciation Fund-Class I - 1.50% series contract	615.025	0.000	1.506	613.519
VP Capital Appreciation Fund-Class I - 1.45% series contract	0.000	122.067	1.020	121.047
VP Capital Appreciation Fund-Class I - 1.40% series contract	79,601.621	8,440.714	9,323.364	78,718.971
VP Capital Appreciation Fund-Class I - 1.25% series contract	53,673.807	9,369.744	7,779.698	55,263.853
VP Capital Appreciation Fund-Class I - 1.00% series contract	107.612	553.512	89.019	572.105
VP Large Company Value Fund-Class II - 2.00% series contract	2,474.044	4.794	146.993	2,331.845
VP Large Company Value Fund-Class II - 1.80% series contract	5,153.503	303.193	91.297	5,365.399
VP Large Company Value Fund-Class II - 1.75% series contract	814.680	0.000	805.378	9.302
VP Large Company Value Fund-Class II - 1.65% series contract *	9,023.765	445.809	1,841.386	7,628.188
VP Large Company Value Fund-Class II - 1.65% series contract	774.868	0.000	395.533	379.335
VP Large Company Value Fund-Class II - 1.55% series contract	14,872.088	3,382.239	2,089.177	16,165.150
VP Large Company Value Fund-Class II - 1.50% series contract	3,664.611	1,345.405	207.269	4,802.747
VP Large Company Value Fund-Class II - 1.45% series contract	0.000	92.488	0.773	91.715
VP Large Company Value Fund-Class II - 1.40% series contract	39,856.016	3,832.554	7,896.360	35,792.210
VP Large Company Value Fund-Class II - 1.25% series contract	261,409.450	25,513.192	17,817.120	269,105.522
VP Large Company Value Fund-Class II - 1.00% series contract	6,423.711	3,703.913	921.296	9,206.328
VP Mid Cap Value Fund-Class II - 2.00% series contract	1,133.553	3.802	71.921	1,065.434
VP Mid Cap Value Fund-Class II - 1.80% series contract	2,649.589	227.184	77.757	2,799.016
VP Mid Cap Value Fund-Class II - 1.75% series contract	729.312	23.479	0.043	752.748
VP Mid Cap Value Fund-Class II - 1.70% series contract	262.659	9.777	14.218	258.218
VP Mid Cap Value Fund-Class II - 1.65% series contract *	6,339.291	342.314	1,219.023	5,462.582
VP Mid Cap Value Fund-Class II - 1.65% series contract	1,189.744	25.595	603.235	612.104
VP Mid Cap Value Fund-Class II - 1.55% series contract	9,282.677	1,941.792	735.104	10,489.365
VP Mid Cap Value Fund-Class II - 1.50% series contract	3,432.474	1,265.775	186.326	4,511.923
VP Mid Cap Value Fund-Class II - 1.40% series contract	25,955.255	2,104.409	2,143.485	25,916.179
VP Mid Cap Value Fund-Class II - 1.25% series contract	138,511.457	22,415.733	9,600.113	151,327.077
VP Mid Cap Value Fund-Class II - 1.00% series contract	9,438.523	2,530.399	1,493.857	10,475.065
VP Ultra® Fund-Class II - 1.70% series contract	0.000	544.139	6.605	537.534
VP Ultra® Fund-Class II - 1.65% series contract	381.821	0.000	0.321	381.500
VP Ultra® Fund-Class II - 1.40% series contract	5,561.293	1,179.513	1,036.835	5,703.971

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

25

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2017	Units Purchased	Units Redeemed	Units Outstanding 12/31/2017
Calamos Advisors Trust:
Calamos Growth and Income Portfolio - 1.75% series contract	246.603	1.261	1.203	246.661
Calamos Growth and Income Portfolio - 1.65% series contract *	1,782.359	0.000	89.136	1,693.223
Calamos Growth and Income Portfolio - 1.65% series contract	2,291.522	1.106	424.200	1,868.428
Calamos Growth and Income Portfolio - 1.55% series contract	3,838.783	26.042	0.789	3,864.036
Calamos Growth and Income Portfolio - 1.50% series contract	235.972	27.720	0.611	263.081
Calamos Growth and Income Portfolio - 1.40% series contract	24,226.608	550.284	4,190.529	20,586.363
Calamos Growth and Income Portfolio - 1.25% series contract	89,687.202	6,414.899	8,101.218	88,000.883
Calamos Growth and Income Portfolio - 1.00% series contract	2,255.758	0.000	0.489	2,255.269
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.80% series contract	1,361.194	72.171	0.308	1,433.057
Davis Value Portfolio - 1.75% series contract	5,460.023	163.715	2,407.424	3,216.314
Davis Value Portfolio - 1.70% series contract	52.020	0.000	0.000	52.020
Davis Value Portfolio - 1.65% series contract *	1,066.775	0.000	349.194	717.581
Davis Value Portfolio - 1.65% series contract	3,529.250	23.258	503.840	3,048.668
Davis Value Portfolio - 1.55% series contract	18,933.096	846.814	231.491	19,548.419
Davis Value Portfolio - 1.50% series contract	5,853.687	317.622	1,147.116	5,024.193
Davis Value Portfolio - 1.45% series contract	5,985.362	137.156	500.423	5,622.095
Davis Value Portfolio - 1.40% series contract	36,966.670	757.657	8,486.642	29,237.685
Davis Value Portfolio - 1.25% series contract	386,280.834	15,351.187	36,207.641	365,424.380
Davis Value Portfolio - 1.00% series contract	20,239.219	1,038.303	1,296.392	19,981.130
Deutsche Variable Series II:
Deutsche International Growth VIP-Class A - 1.75% series contract	9.439	0.000	0.044	9.395
Deutsche International Growth VIP-Class A - 1.65% series contract	9.440	0.000	0.044	9.396
Deutsche International Growth VIP-Class A - 1.55% series contract	9.838	0.000	0.043	9.795
Deutsche International Growth VIP-Class A - 1.25% series contract	15,449.205	3,584.803	304.357	18,729.651
Deutsche International Growth VIP-Class A - 1.00% series contract	9.296	54.166	0.055	63.407
Deutsche Small Mid Cap Value VIP-Class B - 1.75% series contract	9.476	0.000	0.045	9.431
Deutsche Small Mid Cap Value VIP-Class B - 1.65% series contract	9.478	0.000	0.045	9.433
Deutsche Small Mid Cap Value VIP-Class B - 1.55% series contract	2,580.230	73.141	0.000	2,653.371
Deutsche Small Mid Cap Value VIP-Class B - 1.50% series contract	724.354	37.986	1.179	761.161
Deutsche Small Mid Cap Value VIP-Class B - 1.25% series contract	13,946.548	3,335.156	1,497.954	15,783.750
Deutsche Small Mid Cap Value VIP-Class B - 1.00% series contract	784.583	206.864	79.175	912.272
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.378	0.000	0.044	9.334
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	9.380	2,503.813	0.043	2,513.150
MidCap Stock Portfolio-Service Shares - 1.65% series contract	168.031	16.708	4.136	180.603
MidCap Stock Portfolio-Service Shares - 1.55% series contract	444.999	21.287	456.554	9.732
MidCap Stock Portfolio-Service Shares - 1.50% series contract	102.182	185.778	0.155	287.805
MidCap Stock Portfolio-Service Shares - 1.45% series contract	187.343	36.762	187.650	36.455
MidCap Stock Portfolio-Service Shares - 1.40% series contract	1,629.002	1,458.865	282.700	2,805.167
MidCap Stock Portfolio-Service Shares - 1.25% series contract	9,359.222	4,164.175	4,541.864	8,981.533
MidCap Stock Portfolio-Service Shares - 1.00% series contract	13.755	104.627	0.055	118.327
Technology Growth Portfolio-Initial Shares - 1.70% series contract	8.143	0.000	0.000	8.143
Technology Growth Portfolio-Initial Shares - 1.65% series contract	965.116	0.000	423.674	541.442
Technology Growth Portfolio-Initial Shares - 1.40% series contract	18,166.903	1,767.722	2,162.877	17,771.748
Dreyfus Stock Index Fund, Inc. - Service Shares - 2.00% series contract	22,467.817	632.382	2,744.688	20,355.511
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.95% series contract	14,742.503	628.309	541.554	14,829.258
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	2,570.502	147.417	65.229	2,652.690
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.80% series contract	646.129	0.000	9.173	636.956
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.75% series contract	27,340.904	1,189.672	3,550.327	24,980.249
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.70% series contract	372.168	0.000	0.000	372.168
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	5,882.072	238.838	797.150	5,323.760
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.65% series contract	4,741.914	37.086	414.563	4,364.437
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.55% series contract	37,169.194	3,203.848	3,185.447	37,187.595
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.50% series contract	8,900.762	940.094	1,421.824	8,419.032
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.45% series contract	12,475.426	217.966	326.420	12,366.972
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.40% series contract	382,819.472	15,667.405	38,719.797	359,767.080
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.25% series contract	594,077.565	48,739.619	54,544.081	588,273.103
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.00% series contract	27,174.682	3,858.320	1,802.078	29,230.924
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.80% series contract	338.576	0.000	0.222	338.354
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.75% series contract	9.360	2,926.893	0.044	2,936.209
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.70% series contract	3,252.388	0.000	122.735	3,129.653
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract *	9.361	0.000	0.044	9.317
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract	40.838	0.000	22.545	18.293
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.55% series contract	776.348	156.803	0.043	933.108
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.50% series contract	155.993	0.000	4.397	151.596
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.45% series contract	317.248	0.000	216.558	100.690
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.40% series contract	26,882.052	1,070.844	2,640.290	25,312.606
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.25% series contract	53,731.270	4,007.688	1,317.387	56,421.571
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.00% series contract	329.005	376.348	0.938	704.415
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares - 1.80% series contract	696.752	0.000	10.017	686.735
Appreciation Portfolio-Service Shares - 1.70% series contract	301.599	17.558	0.146	319.011
Appreciation Portfolio-Service Shares - 1.65% series contract	2,146.236	0.000	280.628	1,865.608
Appreciation Portfolio-Service Shares - 1.40% series contract	32,724.482	1,125.725	2,767.600	31,082.607
Government Money Market Portfolio - 1.95% series contract	8,329.327	6,657.487	6,657.489	8,329.325
Government Money Market Portfolio - 2.00% series contract	0.000	2,219.214	2,219.214	0.000
Government Money Market Portfolio - 1.80% series contract **	96.447	0.000	0.684	95.763
Government Money Market Portfolio - 1.80% series contract	2,473.663	0.000	0.000	2,473.663
Government Money Market Portfolio - 1.75% series contract	288,336.950	27,617.444	236,181.770	79,772.624
Government Money Market Portfolio - 1.70% series contract	8,375.554	850.548	697.570	8,528.532
Government Money Market Portfolio - 1.65% series contract *	18,307.239	238.268	2,056.030	16,489.477
Government Money Market Portfolio - 1.65% series contract	12,431.995	0.011	9,660.739	2,771.267
Government Money Market Portfolio - 1.55% series contract	135,528.144	585.379	117,179.609	18,933.914
Government Money Market Portfolio - 1.50% series contract	1,095.970	0.000	728.330	367.640
Government Money Market Portfolio - 1.45% series contract	613.155	29.745	1.430	641.470
Government Money Market Portfolio - 1.40% series contract	956,340.436	30,737.035	137,328.111	849,749.360
Government Money Market Portfolio - 1.25% series contract	1,018,248.144	199,213.468	231,095.241	986,366.371
Government Money Market Portfolio - 1.00% series contract	28,079.074	33,826.412	24,715.225	37,190.261

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

26

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2017	Units Purchased	Units Redeemed	Units Outstanding 12/31/2017
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.80% series contract	583.246	0.000	0.000	583.246
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.75% series contract	1,970.220	75.066	179.643	1,865.643
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.65% series contract	2,729.120	35.926	37.077	2,727.969
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.55% series contract	2,275.754	1,312.771	484.856	3,103.669
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.50% series contract	1,076.733	82.579	0.735	1,158.577
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.25% series contract	98,300.103	9,468.781	13,644.775	94,124.109
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.00% series contract	2,375.307	1,525.158	2,221.023	1,679.442
Franklin Mutual Shares VIP Fund -Class 2 - 1.75% series contract	4,295.153	4,496.971	287.982	8,504.142
Franklin Mutual Shares VIP Fund -Class 2 - 1.65% series contract	451.405	2,435.598	16.255	2,870.748
Franklin Mutual Shares VIP Fund -Class 2 - 1.55% series contract	5,737.922	145.343	56.545	5,826.720
Franklin Mutual Shares VIP Fund -Class 2 - 1.50% series contract	2,107.099	129.827	146.482	2,090.444
Franklin Mutual Shares VIP Fund -Class 2 - 1.25% series contract	106,666.300	8,814.678	14,754.057	100,726.921
Franklin Mutual Shares VIP Fund -Class 2 - 1.00% series contract	2,620.848	17.107	990.294	1,647.661
Franklin Small Cap Value VIP Fund -Class 2 - 1.75% series contract	957.889	21.775	268.899	710.765
Franklin Small Cap Value VIP Fund -Class 2 - 1.65% series contract	483.385	4.192	0.136	487.441
Franklin Small Cap Value VIP Fund -Class 2 - 1.55% series contract	4,651.017	60.556	218.117	4,493.456
Franklin Small Cap Value VIP Fund -Class 2 - 1.50% series contract	879.098	126.324	36.172	969.250
Franklin Small Cap Value VIP Fund -Class 2 - 1.45% series contract	83.946	2.828	0.069	86.705
Franklin Small Cap Value VIP Fund -Class 2 - 1.25% series contract	35,779.986	7,270.903	3,672.753	39,378.136
Franklin Small Cap Value VIP Fund -Class 2 - 1.00% series contract	1,689.791	578.684	800.745	1,467.730
Franklin U.S. Government Securities VIP Fund -Class 2 - 2.00% series contract	2,318.558	18.516	103.914	2,233.160
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.80% series contract	1,047.853	0.000	0.334	1,047.519
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.75% series contract	7,635.184	394.656	1,629.493	6,400.347
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.65% series contract	6,733.247	33.234	5,744.615	1,021.866
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.55% series contract	8,083.389	670.330	1,260.110	7,493.609
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.50% series contract	324.354	32.328	130.504	226.178
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.45% series contract	108.412	4.739	0.250	112.901
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.25% series contract	121,440.669	9,727.687	16,277.730	114,890.626
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.00% series contract	8,942.681	700.364	915.507	8,727.538
Franklin Templeton Variable Insurance Products Trust :
Templeton Foreign VIP Fund -Class 2 - 2.00% series contract	46,854.662	3,335.030	5,417.102	44,772.590
Templeton Foreign VIP Fund -Class 2 - 1.95% series contract	29,356.122	3,009.350	800.019	31,565.453
Templeton Foreign VIP Fund -Class 2 - 1.80% series contract	7,753.077	326.418	78.247	8,001.248
Templeton Foreign VIP Fund -Class 2 - 1.75% series contract	47,492.354	3,163.097	2,782.123	47,873.328
Templeton Foreign VIP Fund -Class 2 - 1.70% series contract	731.592	345.078	277.509	799.161
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract *	10,425.257	443.268	1,135.314	9,733.211
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract	1,386.252	22.932	133.108	1,276.076
Templeton Foreign VIP Fund -Class 2 - 1.55% series contract	11,128.867	2,395.891	997.665	12,527.093
Templeton Foreign VIP Fund -Class 2 - 1.50% series contract	7,534.376	2,209.912	251.302	9,492.986
Templeton Foreign VIP Fund -Class 2 - 1.40% series contract	39,724.165	6,637.105	4,548.706	41,812.564
Templeton Foreign VIP Fund -Class 2 - 1.25% series contract	238,740.441	29,928.027	12,602.133	256,066.335
Templeton Foreign VIP Fund -Class 2 - 1.00% series contract	8,137.249	4,106.970	1,402.935	10,841.284
Templeton Global Bond VIP Fund -Class 2 - 2.00% series contract	6,807.681	581.872	752.872	6,636.681
Templeton Global Bond VIP Fund -Class 2 - 1.95% series contract	3,816.212	421.162	73.655	4,163.719
Templeton Global Bond VIP Fund -Class 2 - 1.80% series contract	1,929.622	141.464	39.334	2,031.752
Templeton Global Bond VIP Fund -Class 2 - 1.75% series contract	9,551.620	998.123	1,134.461	9,415.282
Templeton Global Bond VIP Fund -Class 2 - 1.65% series contract	5,614.958	241.634	694.161	5,162.431
Templeton Global Bond VIP Fund -Class 2 - 1.55% series contract	6,752.093	642.897	623.224	6,771.766
Templeton Global Bond VIP Fund -Class 2 - 1.50% series contract	481.884	43.322	41.291	483.915
Templeton Global Bond VIP Fund -Class 2 - 1.25% series contract	226,219.642	16,903.354	22,086.490	221,036.506
Templeton Global Bond VIP Fund -Class 2 - 1.00% series contract	1,920.589	1,608.535	489.538	3,039.586
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares - 2.00% series contract	12,926.265	351.274	1,503.775	11,773.764
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.95% series contract	7,655.430	441.781	152.790	7,944.421
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract **	2,943.370	102.651	31.117	3,014.904
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract	665.174	0.000	9.826	655.348
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.75% series contract	25,390.441	851.759	1,490.940	24,751.260
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.70% series contract	3,056.434	7.260	375.492	2,688.202
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract *	2,229.210	5,898.896	558.008	7,570.098
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract	10,846.298	0.695	1,105.674	9,741.319
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.55% series contract	35,948.994	1,273.755	10,055.657	27,167.092
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.50% series contract	11,122.914	227.052	3,702.436	7,647.530
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.45% series contract	5,792.798	36.940	3,837.042	1,992.696
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.40% series contract	94,661.597	5,893.312	8,973.722	91,581.187
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.25% series contract	305,790.789	40,044.284	22,820.074	323,014.999
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.00% series contract	4,498.398	848.889	2,311.771	3,035.516
Janus Henderson VIT Enterprise Portfolio-Service Shares - 2.00% series contract	1,645.826	0.175	113.185	1,532.816
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract *	1,903.275	152.308	158.040	1,897.543
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract	198.999	0.000	0.000	198.999
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.75% series contract	891.778	26.435	0.044	918.169
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.70% series contract	170.943	6.244	9.089	168.098
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract *	8,967.170	373.859	1,634.897	7,706.132
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract	68.694	0.530	48.227	20.997
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.55% series contract	9,022.058	1,614.401	1,830.288	8,806.171
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.50% series contract	3,904.631	1,408.127	320.059	4,992.699
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.40% series contract	24,764.716	1,978.457	3,375.809	23,367.364
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.25% series contract	146,903.508	17,535.743	8,245.034	156,194.217
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.00% series contract	8,448.063	4,431.551	975.020	11,904.594
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.70% series contract	58.808	0.000	0.155	58.653
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.40% series contract	7,661.022	163.241	950.836	6,873.427
Janus Henderson VIT Overseas Portfolio-Service Shares - 2.00% series contract	27,087.194	641.403	4,723.520	23,005.077
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.95% series contract	16,982.407	707.865	1,658.129	16,032.143
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.80% series contract	2,074.792	154.157	6.935	2,222.014
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.75% series contract	61,956.697	1,207.270	7,038.063	56,125.904
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.70% series contract	62.028	419.781	5.096	476.713
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract *	3,704.392	27.388	1,667.651	2,064.129
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract	3,212.076	60.773	299.939	2,972.910
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.55% series contract	36,228.319	12,708.759	2,285.878	46,651.200
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.50% series contract	10,090.848	888.544	1,493.078	9,486.314
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.45% series contract	8,154.070	295.427	1,084.210	7,365.287
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.40% series contract	120,700.488	11,182.434	11,460.647	120,422.275
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	784,561.592	51,747.238	57,041.701	779,267.129
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.00% series contract	36,940.398	3,187.170	6,784.122	33,343.446

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

27

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2017	Units Purchased	Units Redeemed	Units Outstanding 12/31/2017
Janus Henderson VIT Research Portfolio-Service Shares - 2.00% series contract	10,367.552	249.735	10,617.287	0.000
Janus Henderson VIT Research Portfolio-Service Shares - 1.95% series contract	7,166.001	144.948	7,310.949	0.000
Janus Henderson VIT Research Portfolio-Service Shares - 1.80% series contract	432.840	0.001	5.370	427.471
Janus Henderson VIT Research Portfolio-Service Shares - 1.75% series contract	10,850.251	302.488	11,143.378	9.361
Janus Henderson VIT Research Portfolio-Service Shares - 1.70% series contract	2,068.477	729.115	8.850	2,788.742
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract *	2,486.571	2,759.438	5.018	5,240.991
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract	98.647	0.121	48.414	50.354
Janus Henderson VIT Research Portfolio-Service Shares - 1.55% series contract	4,491.914	228.547	1,515.060	3,205.401
Janus Henderson VIT Research Portfolio-Service Shares - 1.50% series contract	649.795	5.843	634.066	21.572
Janus Henderson VIT Research Portfolio-Service Shares - 1.40% series contract	27,174.680	972.112	2,526.515	25,620.277
Janus Henderson VIT Research Portfolio-Service Shares - 1.25% series contract	130,404.826	9,322.753	13,572.018	126,155.561
Janus Henderson VIT Research Portfolio-Service Shares - 1.00% series contract	2,944.420	339.792	1,611.979	1,672.233
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I - 1.75% series contract	9.499	0.000	0.045	9.454
Core Plus Fixed Income Portfolio - Class I - 1.70% series contract	989.284	161.446	0.000	1,150.730
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract *	9.501	0.000	0.045	9.456
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract	10,842.374	0.000	110.792	10,731.582
Core Plus Fixed Income Portfolio - Class I - 1.55% series contract	1,501.160	822.085	971.673	1,351.572
Core Plus Fixed Income Portfolio - Class I - 1.50% series contract	11.459	571.092	38.156	544.395
Core Plus Fixed Income Portfolio - Class I - 1.40% series contract	22,014.632	1,911.061	828.113	23,097.580
Core Plus Fixed Income Portfolio - Class I - 1.25% series contract	1,464.525	6,392.761	18.546	7,838.740
Core Plus Fixed Income Portfolio - Class I - 1.00% series contract	2,102.798	943.004	153.588	2,892.214
Mid Cap Growth Portfolio - Class I - 1.80% series contract	294.701	0.000	0.193	294.508
Mid Cap Growth Portfolio - Class I - 1.75% series contract	246.944	19.221	199.959	66.206
Mid Cap Growth Portfolio - Class I - 1.70% series contract	51.515	0.000	0.000	51.515
Mid Cap Growth Portfolio - Class I - 1.65% series contract *	1,032.325	0.000	25.442	1,006.883
Mid Cap Growth Portfolio - Class I - 1.65% series contract	1,972.587	0.000	382.546	1,590.041
Mid Cap Growth Portfolio - Class I - 1.55% series contract	6,269.976	343.776	867.496	5,746.256
Mid Cap Growth Portfolio - Class I - 1.50% series contract	2,479.302	100.050	2.899	2,576.453
Mid Cap Growth Portfolio - Class I - 1.45% series contract	268.347	5.457	3.397	270.407
Mid Cap Growth Portfolio - Class I - 1.40% series contract	13,676.892	1,377.624	849.174	14,205.342
Mid Cap Growth Portfolio - Class I - 1.25% series contract	80,781.212	10,180.135	5,243.577	85,717.770
Mid Cap Growth Portfolio - Class I - 1.00% series contract	3,690.569	411.772	1,265.943	2,836.398
U.S. Real Estate Portfolio - Class I - 1.80% series contract	183.345	0.000	0.000	183.345
U.S. Real Estate Portfolio - Class I - 1.70% series contract	1,133.338	23.543	248.026	908.855
U.S. Real Estate Portfolio - Class I - 1.65% series contract	4,430.862	45.345	323.238	4,152.969
U.S. Real Estate Portfolio - Class I - 1.40% series contract	96,533.714	2,992.283	9,161.544	90,364.453
Neuberger Berman Advisers Management Trust :
Guardian Portfolio-Class S - 1.75% series contract	3,095.319	63.360	483.825	2,674.854
Guardian Portfolio-Class S - 1.70% series contract	48.450	0.000	-0.001	48.451
Guardian Portfolio-Class S - 1.65% series contract *	9.268	2,871.332	0.043	2,880.557
Guardian Portfolio-Class S - 1.65% series contract	26.476	0.000	14.616	11.860
Guardian Portfolio-Class S - 1.55% series contract	3,118.599	14.496	50.814	3,082.281
Guardian Portfolio-Class S - 1.45% series contract	342.329	15.429	0.282	357.476
Guardian Portfolio-Class S - 1.40% series contract	43,121.011	945.226	6,930.749	37,135.488
Guardian Portfolio-Class S - 1.25% series contract	54,731.435	2,788.690	5,059.454	52,460.671
Guardian Portfolio-Class S - 1.00% series contract	2,580.978	300.170	2,855.256	25.892
Mid Cap Growth Portfolio-Class S - 1.70% series contract	719.557	22.681	3.449	738.789
Mid Cap Growth Portfolio-Class S - 1.65% series contract	137.854	0.000	137.854	0.000
Mid Cap Growth Portfolio-Class S - 1.40% series contract	19,105.442	1,623.438	725.200	20,003.680
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 2.00% series contract	1,971.423	5.699	108.125	1,868.997
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.80% series contract	2,334.384	57.211	0.498	2,391.097
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.75% series contract	3,411.908	271.950	1,190.292	2,493.566
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.70% series contract	77.478	0.000	0.137	77.341
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.65% series contract *	7,651.944	3,393.129	1,606.048	9,439.025
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.65% series contract	907.437	3.743	459.477	451.703
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.55% series contract	23,581.440	1,259.146	904.637	23,935.949
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.50% series contract	5,632.102	318.411	912.257	5,038.256
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.45% series contract	3,750.682	81.468	333.928	3,498.222
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.40% series contract	36,342.119	2,365.263	3,448.230	35,259.152
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.25% series contract	323,585.459	13,096.820	28,818.434	307,863.845
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.00% series contract	20,367.659	1,466.649	3,678.214	18,156.094
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.75% series contract	9.444	0.000	0.045	9.399
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.70% series contract	26.216	0.000	2.633	23.583
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.65% series contract *	331.473	0.000	15.848	315.625
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.65% series contract	7,241.674	0.000	1,406.500	5,835.174
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.55% series contract	9.843	0.000	0.044	9.799
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.40% series contract	45,175.029	1,644.570	4,075.176	42,744.423
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.25% series contract	20,398.384	1,658.950	496.739	21,560.595
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.00% series contract	9.301	0.000	0.056	9.245
Oppenheimer Global Fund/VA-Service Shares - 2.00% series contract	7,998.409	196.239	1,508.494	6,686.154
Oppenheimer Global Fund/VA-Service Shares - 1.95% series contract	5,215.222	214.068	551.761	4,877.529
Oppenheimer Global Fund/VA-Service Shares - 1.80% series contract **	3,335.380	197.888	330.328	3,202.940
Oppenheimer Global Fund/VA-Service Shares - 1.80% series contract	202.551	0.000	0.000	202.551
Oppenheimer Global Fund/VA-Service Shares - 1.75% series contract	10,382.539	297.008	1,834.578	8,844.969
Oppenheimer Global Fund/VA-Service Shares - 1.70% series contract	53.749	0.000	0.000	53.749
Oppenheimer Global Fund/VA-Service Shares - 1.65% series contract *	1,749.751	3,261.186	483.574	4,527.363
Oppenheimer Global Fund/VA-Service Shares - 1.65% series contract	3,251.469	29.172	891.313	2,389.328
Oppenheimer Global Fund/VA-Service Shares - 1.55% series contract	2,946.129	1,218.844	166.237	3,998.736
Oppenheimer Global Fund/VA-Service Shares - 1.50% series contract	3,055.311	1,307.225	391.209	3,971.327
Oppenheimer Global Fund/VA-Service Shares - 1.40% series contract	56,651.192	3,078.737	4,314.997	55,414.932
Oppenheimer Global Fund/VA-Service Shares - 1.25% series contract	146,271.628	26,423.469	13,203.813	159,491.284
Oppenheimer Global Fund/VA-Service Shares - 1.00% series contract	3,793.048	1,739.892	855.762	4,677.178
Oppenheimer Main Street Fund®/VA-Service Shares - 2.00% series contract	12,620.404	376.958	1,632.664	11,364.698
Oppenheimer Main Street Fund®/VA-Service Shares - 1.95% series contract	8,594.302	374.049	337.027	8,631.324
Oppenheimer Main Street Fund®/VA-Service Shares - 1.80% series contract	449.628	0.000	5.577	444.051
Oppenheimer Main Street Fund®/VA-Service Shares - 1.75% series contract	13,740.155	623.848	910.035	13,453.968
Oppenheimer Main Street Fund®/VA-Service Shares - 1.70% series contract	896.080	12.609	901.052	7.637
Oppenheimer Main Street Fund®/VA-Service Shares - 1.65% series contract *	1,348.474	0.000	47.875	1,300.599
Oppenheimer Main Street Fund®/VA-Service Shares - 1.65% series contract	680.530	162.861	176.576	666.815
Oppenheimer Main Street Fund®/VA-Service Shares - 1.55% series contract	4,746.779	0.000	368.808	4,377.971
Oppenheimer Main Street Fund®/VA-Service Shares - 1.50% series contract	680.106	0.000	18.186	661.920
Oppenheimer Main Street Fund®/VA-Service Shares - 1.45% series contract	240.930	0.000	240.930	0.000
Oppenheimer Main Street Fund®/VA-Service Shares - 1.40% series contract	83,464.359	2,588.305	7,527.432	78,525.232
Oppenheimer Main Street Fund®/VA-Service Shares - 1.25% series contract	137,473.305	7,524.159	9,602.018	135,395.446
Oppenheimer Main Street Fund®/VA-Service Shares - 1.00% series contract	3,263.072	477.289	18.977	3,721.384

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

28

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2017	Units Purchased	Units Redeemed	Units Outstanding 12/31/2017
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.80% series contract	2,746.932	77.503	2.645	2,821.790
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.75% series contract	143.106	56.705	0.043	199.768
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.70% series contract	385.882	209.909	140.009	455.782
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.65% series contract *	470.645	0.000	31.897	438.748
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.65% series contract	1,099.705	14.475	69.685	1,044.495
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.55% series contract	3,417.305	1,222.046	481.733	4,157.618
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.50% series contract	1,702.953	63.352	1.271	1,765.034
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.45% series contract	222.744	0.000	222.744	0.000
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.40% series contract	72,026.286	2,126.411	5,530.750	68,621.947
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.25% series contract	87,199.557	9,813.638	10,819.915	86,193.280
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.00% series contract	1,362.532	950.089	108.301	2,204.320
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	15,182.328	2,526.701	1,733.193	15,975.836
PIMCO High Yield Portfolio - Administrative Class - 1.95% series contract	8,327.324	1,912.892	161.762	10,078.454
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	2,338.238	139.684	3.347	2,474.575
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	15,469.679	2,168.881	1,050.571	16,587.989
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	212.680	2.029	2.468	212.241
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	6,010.051	233.732	719.045	5,524.738
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	2,219.089	0.000	485.932	1,733.157
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	10,906.939	2,820.509	1,045.421	12,682.027
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	2,644.128	1,083.305	85.179	3,642.254
PIMCO High Yield Portfolio - Administrative Class - 1.45% series contract	638.962	0.000	638.962	0.000
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	27,915.514	1,874.634	4,432.010	25,358.138
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	146,996.160	13,018.318	12,116.732	147,897.746
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	6,465.288	2,755.311	968.218	8,252.381
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	5,558.280	4,861.713	1,107.675	9,312.318
PIMCO Real Return Portfolio - Administrative Class - 1.95% series contract	567.518	1,251.841	23.258	1,796.101
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	2,486.967	89.946	0.191	2,576.722
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	10,837.886	7,202.765	6,247.972	11,792.679
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	298.118	3.156	2.935	298.339
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	8,259.689	273.442	1,563.904	6,969.227
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	15,334.081	0.000	3,257.497	12,076.584
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	25,312.746	1,215.790	1,276.599	25,251.937
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	3,473.014	235.798	479.479	3,229.333
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,127.154	48.638	61.409	1,114.383
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	80,930.506	5,189.116	6,984.727	79,134.895
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	302,846.503	20,068.450	31,080.521	291,834.432
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	18,996.193	1,661.046	2,291.480	18,365.759
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	29,365.924	8,365.905	3,507.498	34,224.331
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	14,572.640	7,846.482	319.817	22,099.305
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	7,317.879	689.246	5.096	8,002.029
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	40,445.465	18,512.170	5,214.091	53,743.544
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	634.080	20.833	42.898	612.015
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	22,838.003	1,061.236	4,843.917	19,055.322
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	5,566.110	110.048	1,554.526	4,121.632
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	41,402.829	3,890.626	1,525.872	43,767.583
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	11,219.463	2,366.014	2,679.380	10,906.097
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	8,983.697	125.936	2,987.183	6,122.450
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	126,169.248	8,549.760	21,857.816	112,861.192
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	767,502.490	53,606.933	56,297.111	764,812.312
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	34,591.385	5,319.147	3,655.974	36,254.558
Rydex Variable Trust:
Guggenheim Long Short Equity Fund - 1.70% series contract	445.650	23.653	180.736	288.567
Guggenheim Long Short Equity Fund - 1.65% series contract	514.444	0.000	41.518	472.926
Guggenheim Long Short Equity Fund - 1.40% series contract	33,686.718	2,133.208	13,390.222	22,429.704
Wilshire Variable Insurance Trust:
2015 Fund - 1.75% series contract	6,490.806	32.575	389.243	6,134.138
2015 Fund - 1.70% series contract	46.396	0.000	0.000	46.396
2015 Fund - 1.65% series contract *	9.440	0.000	0.044	9.396
2015 Fund - 1.65% series contract	329.473	16.437	0.337	345.573
2015 Fund - 1.55% series contract	9.838	0.000	0.043	9.795
2015 Fund - 1.40% series contract	11,182.989	385.839	187.603	11,381.225
2015 Fund - 1.25% series contract	5,298.779	1,123.354	421.481	6,000.652
2015 Fund - 1.00% series contract	9.293	0.000	0.056	9.237
2025 Fund - 1.75% series contract	908.973	0.000	899.600	9.373
2025 Fund - 1.70% series contract	72.105	0.000	0.000	72.105
2025 Fund - 1.65% series contract *	9.420	0.000	0.044	9.376
2025 Fund - 1.65% series contract	7.897	0.000	0.165	7.732
2025 Fund - 1.55% series contract	5,508.730	115.833	0.638	5,623.925
2025 Fund - 1.50% series contract	183.946	64.830	147.492	101.284
2025 Fund - 1.40% series contract	23,398.034	3,474.582	384.641	26,487.975
2025 Fund - 1.25% series contract	39,220.331	4,928.007	5,910.875	38,237.463
2025 Fund - 1.00% series contract	1,682.895	71.084	4.359	1,749.620
2035 Fund - 1.75% series contract	9.398	0.000	0.044	9.354
2035 Fund - 1.70% series contract	12,224.211	1,760.775	0.000	13,984.986
2035 Fund - 1.65% series contract *	9.400	0.000	0.043	9.357
2035 Fund - 1.65% series contract	17.113	0.000	0.357	16.756
2035 Fund - 1.55% series contract	9.798	0.000	0.043	9.755
2035 Fund - 1.40% series contract	17,438.782	14,926.576	730.899	31,634.459
2035 Fund - 1.25% series contract	21,773.762	1,796.293	160.730	23,409.325
2035 Fund - 1.00% series contract	1,118.316	758.209	402.669	1,473.856

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

29

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2016	Units Purchased	Units Redeemed	Units Outstanding 12/31/2016
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.80% series contract	577.164	37.064	0.000	614.227
AB International Value Portfolio - Class B - 1.75% series contract	9.488	0.000	0.049	9.439
AB International Value Portfolio - Class B - 1.65% series contract	9.490	0.000	0.049	9.441
AB International Value Portfolio - Class B - 1.55% series contract	4,604.723	401.850	63.113	4,943.460
AB International Value Portfolio - Class B - 1.50% series contract	1,444.035	137.254	0.452	1,580.836
AB International Value Portfolio - Class B - 1.45% series contract	2,070.350	93.045	69.068	2,094.327
AB International Value Portfolio - Class B - 1.25% series contract	80,264.798	7,271.282	4,156.545	83,379.535
AB International Value Portfolio - Class B - 1.00% series contract	3,527.884	440.463	124.954	3,843.393
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund - 2.00% series contract	1,535.398	71.967	91.095	1,516.270
Invesco V.I. American Value Fund-Series I Shares Fund - 1.95% series contract	935.932	93.076	25.710	1,003.299
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	3,058.585	130.744	1,368.745	1,820.584
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	1,279.107	227.585	136.618	1,370.075
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	497.726	2.721	196.495	303.953
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	9.449	2,140.085	0.049	2,149.485
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	8,049.498	131.170	3,643.078	4,537.590
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	5,008.001	216.781	31.914	5,192.867
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	2,447.525	1,680.781	60.470	4,067.836
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	943.250	24.607	27.784	940.073
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	65,808.025	2,349.161	8,378.186	59,779.000
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	98,891.801	8,821.997	11,472.908	96,240.890
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	6,086.848	669.203	220.739	6,535.312
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	15,947.446	511.502	1,622.921	14,836.027
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	8,949.728	489.091	263.211	9,175.608
Invesco V.I. Comstock Fund-Series I Shares - 1.80% series contract	341.739	248.180	148.203	441.715
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	21,169.957	916.849	4,423.305	17,663.502
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	470.717	0.000	12.311	458.406
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	26,177.125	1,969.999	9,430.580	18,716.543
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	3,956.008	130.276	775.612	3,310.672
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	3,798.988	272.637	2,087.415	1,984.210
Invesco V.I. Comstock Fund-Series I Shares - 1.45% series contract	284.677	18.450	19.116	284.011
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	182,375.819	8,162.400	13,098.693	177,439.526
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	109,543.399	38,199.423	19,497.101	128,245.721
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	1,504.061	169.429	580.381	1,093.109
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	867.479	0.000	0.000	867.479
Invesco V.I. Core Equity Fund-Series I Shares - 1.70% series contract	6.505	0.000	0.000	6.505
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	4,436.208	0.000	517.893	3,918.315
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	23,790.507	2,792.745	1,203.734	25,379.517
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	126.919	984.963	52.191	1,059.690
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	4,828.967	79.128	48.567	4,859.528
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	18,806.481	3,736.903	5,126.788	17,416.596
Invesco V.I. Global Health Care Fund-Series I Shares - 1.80% series contract	133.327	0.000	133.327	0.000
Invesco V.I. Global Health Care Fund-Series I Shares - 1.70% series contract	401.349	1.854	50.695	352.508
Invesco V.I. Global Health Care Fund-Series I Shares - 1.65% series contract	4,261.484	27.059	1,448.515	2,840.029
Invesco V.I. Global Health Care Fund-Series I Shares - 1.40% series contract	40,143.954	2,014.151	4,766.095	37,392.010
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	1,360.348	261.348	70.847	1,550.849
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.95% series contract	228.577	2.987	14.746	216.817
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	3,391.135	191.950	73.213	3,509.872
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	1,229.689	573.174	142.126	1,660.737
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	8,510.499	3,353.356	854.592	11,009.264
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	21,736.147	1,761.397	8,450.792	15,046.753
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	4,159.902	1,723.513	458.025	5,425.390
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,612.950	59.631	53.537	1,619.044
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	300,154.437	33,244.662	37,332.033	296,067.066
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	7,636.950	2,023.623	1,675.627	7,984.946
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	604.806	3.577	4.216	604.167
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	12,603.609	454.518	3,173.237	9,884.890
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	30,817.931	1,714.138	3,568.196	28,963.872
Invesco V.I. International Growth Fund-Series II Shares - 2.00% series contract	16,308.570	380.370	2,006.384	14,682.556
Invesco V.I. International Growth Fund-Series II Shares - 1.95% series contract	10,670.451	638.307	722.742	10,586.016
Invesco V.I. International Growth Fund-Series II Shares - 1.80% series contract	620.249	77.158	173.701	523.707
Invesco V.I. International Growth Fund-Series II Shares - 1.75% series contract	19,640.866	1,108.553	3,025.973	17,723.447
Invesco V.I. International Growth Fund-Series II Shares - 1.65% series contract	9.526	1,132.379	32.264	1,109.641
Invesco V.I. International Growth Fund-Series II Shares - 1.55% series contract	6,300.648	180.123	1,817.889	4,662.883
Invesco V.I. International Growth Fund-Series II Shares - 1.50% series contract	2,365.405	909.119	1,700.015	1,574.509
Invesco V.I. International Growth Fund-Series II Shares - 1.45% series contract	121.963	9.952	0.129	131.786
Invesco V.I. International Growth Fund-Series II Shares - 1.25% series contract	219,040.211	24,345.724	43,793.809	199,592.125
Invesco V.I. International Growth Fund-Series II Shares - 1.00% series contract	5,357.312	819.600	81.926	6,094.986
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.70% series contract	55.078	0.000	0.000	55.078
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.65% series contract	4,714.242	150.803	1,324.742	3,540.303
Invesco V.I. Managed Volatility Fund-Series II Shares - 1.40% series contract	49,773.773	2,418.164	8,715.422	43,476.515
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 2.00% series contract	833.406	0.000	0.000	833.406
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.80% series contract	1,061.361	179.893	61.698	1,179.556
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.75% series contract	394.888	462.683	10.750	846.821
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.65% series contract *	9.436	0.000	0.049	9.387
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.65% series contract	2,033.668	0.000	191.821	1,841.847
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.55% series contract	4,421.796	2,638.808	1,245.637	5,814.967
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.50% series contract	476.404	29.044	0.449	504.999
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.45% series contract	325.549	15.742	4.432	336.859
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.40% series contract	26,622.077	651.161	5,265.464	22,007.774
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.25% series contract	96,185.714	21,698.905	16,333.141	101,551.478
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares - 1.00% series contract	1,651.912	158.159	24.624	1,785.446
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 2.00% series contract	1,790.666	330.737	40.694	2,080.708
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.80% series contract	1,581.572	28.354	0.209	1,609.717
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.75% series contract	1,137.155	92.215	12.882	1,216.488
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.70% series contract	768.311	6.688	478.780	296.218
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.65% series contract	4,459.428	8.878	284.253	4,184.053
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.55% series contract	16,426.577	972.714	3,511.343	13,887.948
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.50% series contract	4,214.241	326.798	0.725	4,540.314
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.45% series contract	2,750.923	95.199	86.590	2,759.532
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.40% series contract	66,840.786	2,715.691	2,515.970	67,040.506
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.25% series contract	213,909.293	21,327.118	22,442.378	212,794.034
Invesco V.I. Mid Cap Growth Fund-Series II Shares - 1.00% series contract	12,063.761	1,153.420	2,301.308	10,915.873

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

30

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2016	Units Purchased	Units Redeemed	Units Outstanding 12/31/2016
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	1,005.854	227.114	52.589	1,180.379
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract *	1,398.416	131.816	24.862	1,505.370
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract	604.298	0.000	201.037	403.261
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	840.599	32.619	2.393	870.824
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	522.807	486.768	16.996	992.579
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	5,776.877	398.816	1,118.865	5,056.828
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	4,335.193	0.000	613.602	3,721.591
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	7,221.743	519.553	646.051	7,095.244
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	1,848.755	1,306.545	400.256	2,755.043
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	840.573	45.175	0.850	884.898
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	42,045.220	2,413.592	3,571.781	40,887.031
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	120,794.041	17,538.262	10,008.601	128,323.703
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	5,105.070	1,493.825	543.451	6,055.444
ALPS Variable Investment Trust
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,329.799	52.553	1.340	1,381.013
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.85% series contract	16,180.524	134.123	272.827	16,041.819
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	718.564	0.000	0.504	718.060
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	994.777	1,360.065	472.584	1,882.258
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	1,527.273	0.000	43.883	1,483.390
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	40,602.649	1,294.251	647.266	41,249.634
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	22,957.845	0.000	14,553.784	8,404.062
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	142,216.858	29,540.385	4,110.761	167,646.482
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.50% series contract	7,012.814	95.387	7,108.200	0.000
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	15,611.739	73.505	270.193	15,415.050
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	84,470.060	5,967.925	1,548.241	88,889.744
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	729,912.477	52,847.948	92,226.819	690,533.607
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	23,944.691	28,874.743	11,566.015	41,253.419
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.75% series contract	1,388.331	0.000	3.059	1,385.272
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.75% series contract	10,008.944	88.045	224.564	9,872.424
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	11,523.522	0.000	1,141.773	10,381.749
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,547.277	68.255	12.256	1,603.275
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.55% series contract	14,315.590	11,852.949	585.177	25,583.362
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.50% series contract	471.432	54.035	1.165	524.302
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.45% series contract	11,855.121	49.069	279.304	11,624.887
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	9,363.838	576.547	2,343.085	7,597.301
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	236,805.764	15,555.938	48,784.255	203,577.446
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.00% series contract	9,895.795	451.832	10,075.864	271.763
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	33,878.696	1,663.070	13,636.043	21,905.723
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	236.296	0.000	107.317	128.980
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	81,513.598	7,928.627	9,765.363	79,676.861
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	22,896.296	372.558	12,756.771	10,512.083
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	212,331.092	13,957.214	34,841.966	191,446.341
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	895.517	844.170	6.999	1,732.687
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	54,212.150	1,808.541	7,332.293	48,688.398
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	35,643.911	10,419.697	8,978.091	37,085.517
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,522,365.621	84,182.027	154,339.835	1,452,207.812
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	8,457.015	11,235.203	6,840.387	12,851.831
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,280.278	54.441	1.294	1,333.426
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	30,200.443	354.102	11,219.780	19,334.765
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	94,898.052	5,546.238	21,299.502	79,144.789
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,058.183	464.442	1,514.719	7.906
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	21,320.762	495.780	470.444	21,346.098
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	2,222.799	8.800	5.735	2,225.864
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	27,472.951	2,527.118	553.433	29,446.636
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	36,800.856	6,322.453	3,764.786	39,358.523
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	388,717.594	14,044.092	85,879.908	316,881.778
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	2,759.502	184.675	48.059	2,896.118
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.75% series contract	2,434.317	1,474.136	1,067.409	2,841.044
VP Capital Appreciation Fund-Class I - 1.70% series contract	317.415	4.247	0.000	321.662
VP Capital Appreciation Fund-Class I - 1.65% series contract	15,802.925	356.016	10,828.076	5,330.864
VP Capital Appreciation Fund-Class I - 1.55% series contract	2,592.642	101.191	0.757	2,693.076
VP Capital Appreciation Fund-Class I - 1.50% series contract	560.898	55.877	1.749	615.025
VP Capital Appreciation Fund-Class I - 1.40% series contract	90,837.668	4,065.304	15,301.351	79,601.621
VP Capital Appreciation Fund-Class I - 1.25% series contract	55,619.331	7,992.984	9,938.508	53,673.807
VP Capital Appreciation Fund-Class I - 1.00% series contract	319.729	97.094	309.211	107.612
VP Large Company Value Fund-Class II - 2.00% series contract	2,198.101	392.985	117.042	2,474.044
VP Large Company Value Fund-Class II - 1.80% series contract	4,908.051	286.867	41.415	5,153.503
VP Large Company Value Fund-Class II - 1.75% series contract	815.842	0.000	1.162	814.680
VP Large Company Value Fund-Class II - 1.65% series contract *	9,386.001	546.196	908.432	9,023.765
VP Large Company Value Fund-Class II - 1.65% series contract	987.332	0.000	212.464	774.868
VP Large Company Value Fund-Class II - 1.55% series contract	17,587.420	999.882	3,715.213	14,872.088
VP Large Company Value Fund-Class II - 1.50% series contract	1,818.550	1,881.548	35.487	3,664.611
VP Large Company Value Fund-Class II - 1.40% series contract	42,642.542	2,362.089	5,148.616	39,856.016
VP Large Company Value Fund-Class II - 1.25% series contract	239,536.705	42,956.093	21,083.349	261,409.450
VP Large Company Value Fund-Class II - 1.00% series contract	4,879.954	2,262.373	718.616	6,423.711
VP Mid Cap Value Fund-Class II - 2.00% series contract	1,056.514	146.008	68.969	1,133.553
VP Mid Cap Value Fund-Class II - 1.80% series contract *	3,684.123	204.012	1,238.546	2,649.589
VP Mid Cap Value Fund-Class II - 1.80% series contract	130.242	0.000	130.242	0.000
VP Mid Cap Value Fund-Class II - 1.75% series contract	703.127	26.234	0.049	729.312
VP Mid Cap Value Fund-Class II - 1.70% series contract	0.000	267.556	4.897	262.659
VP Mid Cap Value Fund-Class II - 1.65% series contract *	6,041.174	418.249	120.132	6,339.291
VP Mid Cap Value Fund-Class II - 1.65% series contract	2,668.202	29.874	1,508.332	1,189.744
VP Mid Cap Value Fund-Class II - 1.55% series contract	11,569.035	872.419	3,158.778	9,282.677
VP Mid Cap Value Fund-Class II - 1.50% series contract	1,871.121	1,810.151	248.799	3,432.474
VP Mid Cap Value Fund-Class II - 1.40% series contract	31,934.729	2,684.890	8,664.364	25,955.255
VP Mid Cap Value Fund-Class II - 1.25% series contract	115,176.753	29,081.643	5,746.939	138,511.457
VP Mid Cap Value Fund-Class II - 1.00% series contract	7,640.735	2,914.708	1,116.921	9,438.523
VP Ultra® Fund-Class II - 1.65% series contract	1,974.855	0.000	1,593.034	381.821
VP Ultra® Fund-Class II - 1.40% series contract	4,893.639	667.654	0.000	5,561.293

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

31

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2016	Units Purchased	Units Redeemed	Units Outstanding 12/31/2016
Calamos Advisors Trust:
Calamos Growth and Income Portfolio - 1.75% series contract	282.031	1.697	37.125	246.603
Calamos Growth and Income Portfolio - 1.55% series contract	3,793.391	46.341	0.948	3,838.783
Calamos Growth and Income Portfolio - 1.65% series contract *	4,348.650	108.550	2,674.841	1,782.359
Calamos Growth and Income Portfolio - 1.65% series contract	3,468.387	79.134	1,256.000	2,291.522
Calamos Growth and Income Portfolio - 1.50% series contract	209.961	26.701	0.690	235.972
Calamos Growth and Income Portfolio - 1.40% series contract	34,017.979	582.466	10,373.837	24,226.608
Calamos Growth and Income Portfolio - 1.25% series contract	95,970.972	6,738.236	13,022.007	89,687.202
Calamos Growth and Income Portfolio - 1.00% series contract	2,509.714	0.000	253.956	2,255.758
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.80% series contract	1,304.226	57.310	0.342	1,361.194
Davis Value Portfolio - 1.75% series contract	5,250.080	262.349	52.405	5,460.023
Davis Value Portfolio - 1.70% series contract	52.020	0.000	0.000	52.020
Davis Value Portfolio - 1.65% series contract *	3,818.664	27.873	2,779.762	1,066.775
Davis Value Portfolio - 1.65% series contract	6,851.590	113.633	3,435.973	3,529.250
Davis Value Portfolio - 1.55% series contract	21,090.282	1,530.342	3,687.528	18,933.096
Davis Value Portfolio - 1.50% series contract	5,466.481	431.247	44.041	5,853.687
Davis Value Portfolio - 1.45% series contract	5,965.141	206.145	185.924	5,985.362
Davis Value Portfolio - 1.40% series contract	45,200.527	1,224.256	9,458.114	36,966.670
Davis Value Portfolio - 1.25% series contract	427,290.564	20,950.022	61,959.753	386,280.834
Davis Value Portfolio - 1.00% series contract	22,996.258	1,702.037	4,459.076	20,239.219
Deutsche Variable Series II:
Deutsche Global Growth VIP-Class A - 1.75% series contract	9.489	0.000	0.050	9.439
Deutsche Global Growth VIP-Class A - 1.65% series contract	9.490	0.000	0.050	9.440
Deutsche Global Growth VIP-Class A - 1.55% series contract	9.887	0.000	0.049	9.838
Deutsche Global Growth VIP-Class A - 1.25% series contract	14,572.656	2,545.514	1,668.966	15,449.205
Deutsche Global Growth VIP-Class A - 1.00% series contract	9.358	0.000	0.062	9.296
Deutsche Small Mid Cap Value VIP-Class B - 1.75% series contract	9.525	0.000	0.049	9.476
Deutsche Small Mid Cap Value VIP-Class B - 1.65% series contract	9.527	0.000	0.049	9.478
Deutsche Small Mid Cap Value VIP-Class B - 1.55% series contract	2,498.074	82.156	0.000	2,580.230
Deutsche Small Mid Cap Value VIP-Class B - 1.50% series contract	676.606	48.711	0.964	724.354
Deutsche Small Mid Cap Value VIP-Class B - 1.25% series contract	17,881.228	2,117.377	6,052.056	13,946.548
Deutsche Small Mid Cap Value VIP-Class B - 1.00% series contract	719.320	296.081	230.819	784.583
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.427	0.000	0.049	9.378
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	9.429	0.000	0.049	9.380
MidCap Stock Portfolio-Service Shares - 1.65% series contract	165.595	13.018	10.582	168.031
MidCap Stock Portfolio-Service Shares - 1.55% series contract	456.196	7.682	18.879	444.999
MidCap Stock Portfolio-Service Shares - 1.50% series contract	0.000	102.182	0.000	102.182
MidCap Stock Portfolio-Service Shares - 1.45% series contract	203.569	0.000	16.226	187.343
MidCap Stock Portfolio-Service Shares - 1.40% series contract	2,088.827	52.147	511.972	1,629.002
MidCap Stock Portfolio-Service Shares - 1.25% series contract	8,294.948	1,958.652	894.378	9,359.222
MidCap Stock Portfolio-Service Shares - 1.00% series contract	9.296	5.551	1.092	13.755
Technology Growth Portfolio-Initial Shares - 1.70% series contract	321.967	3.872	317.696	8.143
Technology Growth Portfolio-Initial Shares - 1.65% series contract	1,226.893	27.706	289.482	965.116
Technology Growth Portfolio-Initial Shares - 1.40% series contract	21,800.289	2,159.882	5,793.268	18,166.903
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares - 1.80% series contract	338.814	0.000	0.237	338.576
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares - 1.75% series contract	9.409	0.000	0.049	9.360
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares - 1.70% series contract	3,406.037	0.000	153.650	3,252.388
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares - 1.65% series contract *	9.410	0.000	0.049	9.361
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares - 1.65% series contract	114.714	0.000	73.876	40.838
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares - 1.55% series contract	855.206	11.084	89.942	776.348
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares - 1.50% series contract	149.732	7.071	0.810	155.993
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares - 1.45% series contract	370.805	0.000	53.556	317.248
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares - 1.40% series contract	27,830.946	1,676.563	2,625.458	26,882.052
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares - 1.25% series contract	50,509.278	5,924.324	2,702.332	53,731.270
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares - 1.00% series contract	201.371	128.652	1.018	329.005
Dreyfus Stock Index Fund, Inc. - Service Shares - 2.00% series contract	25,348.462	528.837	3,409.481	22,467.817
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.95% series contract	15,126.237	2,086.250	2,469.984	14,742.503
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	2,434.449	154.968	18.915	2,570.502
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.80% series contract	828.029	0.000	181.900	646.129
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.75% series contract	28,899.622	1,481.689	3,040.407	27,340.904
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.70% series contract	372.168	0.000	0.000	372.168
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	5,745.110	578.656	441.695	5,882.072
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.65% series contract	5,431.032	349.453	1,038.571	4,741.914
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.55% series contract	38,111.330	6,257.249	7,199.386	37,169.194
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.50% series contract	7,337.447	2,103.955	540.639	8,900.762
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.45% series contract	12,288.286	301.864	114.723	12,475.426
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.40% series contract	413,080.023	15,235.032	45,495.583	382,819.472
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.25% series contract	575,843.323	70,213.192	51,978.950	594,077.565
Dreyfus Stock Index Fund, Inc. - Service Shares - 1.00% series contract	29,920.952	3,261.473	6,007.743	27,174.682
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares - 1.80% series contract	803.665	0.000	106.913	696.752
Appreciation Portfolio-Service Shares - 1.70% series contract	281.214	20.385	0.000	301.599
Appreciation Portfolio-Service Shares - 1.65% series contract	2,462.717	2.724	319.204	2,146.236
Appreciation Portfolio-Service Shares - 1.40% series contract	33,769.817	1,412.419	2,457.755	32,724.482
Government Money Market Portfolio - 2.00% series contract	8,329.327	0.000	0.000	8,329.327
Government Money Market Portfolio - 1.80% series contract **	97.211	5,692.148	5,692.911	96.447
Government Money Market Portfolio - 1.80% series contract	2,473.663	0.000	0.000	2,473.663
Government Money Market Portfolio - 1.75% series contract	255,036.092	229,443.213	196,142.355	288,336.950
Government Money Market Portfolio - 1.70% series contract	7,938.436	653.645	216.527	8,375.554
Government Money Market Portfolio - 1.65% series contract *	21,743.144	13,388.158	16,824.063	18,307.239
Government Money Market Portfolio - 1.65% series contract	14,933.715	2,497.667	4,999.388	12,431.995
Government Money Market Portfolio - 1.55% series contract	18,043.744	401,013.486	283,529.086	135,528.144
Government Money Market Portfolio - 1.50% series contract	15,690.680	9,476.802	24,071.511	1,095.970
Government Money Market Portfolio - 1.45% series contract	553.753	60.090	0.688	613.155
Government Money Market Portfolio - 1.40% series contract	920,875.329	408,150.831	372,685.724	956,340.436
Government Money Market Portfolio - 1.25% series contract	1,114,881.554	857,471.908	954,105.318	1,018,248.144
Government Money Market Portfolio - 1.00% series contract	36,726.772	20,760.862	29,408.560	28,079.074

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

32

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2016	Units Purchased	Units Redeemed	Units Outstanding 12/31/2016
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund - 2.00% series contract	48.660	0.000	48.660	0.000
Franklin Mutual Global Discovery VIP Fund - 1.80% series contract	583.246	0.000	0.000	583.246
Franklin Mutual Global Discovery VIP Fund - 1.75% series contract	1,115.394	996.040	141.214	1,970.220
Franklin Mutual Global Discovery VIP Fund - 1.65% series contract	3,897.109	42.768	1,210.757	2,729.120
Franklin Mutual Global Discovery VIP Fund - 1.55% series contract	2,760.963	84.156	569.365	2,275.754
Franklin Mutual Global Discovery VIP Fund - 1.50% series contract	1,519.592	40.964	483.823	1,076.733
Franklin Mutual Global Discovery VIP Fund - 1.25% series contract	101,461.159	12,901.735	16,062.792	98,300.103
Franklin Mutual Global Discovery VIP Fund - 1.00% series contract	1,359.619	1,019.921	4.234	2,375.307
Franklin Mutual Shares VIP Fund - 1.75% series contract	4,277.067	1,096.709	1,078.622	4,295.153
Franklin Mutual Shares VIP Fund - 1.65% series contract	2,211.290	38.707	1,798.591	451.405
Franklin Mutual Shares VIP Fund - 1.55% series contract	5,631.957	162.868	56.903	5,737.922
Franklin Mutual Shares VIP Fund - 1.50% series contract	2,982.540	195.063	1,070.503	2,107.099
Franklin Mutual Shares VIP Fund - 1.25% series contract	110,109.495	11,127.570	14,570.765	106,666.300
Franklin Mutual Shares VIP Fund - 1.00% series contract	2,842.376	23.763	245.291	2,620.848
Franklin Small Cap Value VIP Fund - 1.75% series contract	963.313	258.096	263.520	957.889
Franklin Small Cap Value VIP Fund - 1.65% series contract	972.982	4.146	493.743	483.385
Franklin Small Cap Value VIP Fund - 1.55% series contract	4,710.895	87.304	147.182	4,651.017
Franklin Small Cap Value VIP Fund - 1.50% series contract	355.788	561.613	38.303	879.098
Franklin Small Cap Value VIP Fund - 1.45% series contract	80.666	3.365	0.085	83.946
Franklin Small Cap Value VIP Fund - 1.25% series contract	45,589.524	4,572.201	14,381.738	35,779.986
Franklin Small Cap Value VIP Fund - 1.00% series contract	1,303.887	416.918	31.014	1,689.791
Franklin U.S. Government Securities VIP Fund - 2.00% series contract	1,854.448	549.303	85.193	2,318.558
Franklin U.S. Government Securities VIP Fund - 1.80% series contract	1,048.215	0.000	0.362	1,047.853
Franklin U.S. Government Securities VIP Fund - 1.75% series contract	7,476.218	481.863	322.897	7,635.184
Franklin U.S. Government Securities VIP Fund - 1.65% series contract	2,499.021	4,967.595	733.368	6,733.247
Franklin U.S. Government Securities VIP Fund - 1.55% series contract	12,671.756	16,647.828	21,236.196	8,083.389
Franklin U.S. Government Securities VIP Fund - 1.50% series contract	306.525	18.783	0.954	324.354
Franklin U.S. Government Securities VIP Fund - 1.45% series contract	98.983	9.554	0.125	108.412
Franklin U.S. Government Securities VIP Fund - 1.25% series contract	130,591.046	8,977.497	18,127.874	121,440.669
Franklin U.S. Government Securities VIP Fund - 1.00% series contract	10,210.869	888.032	2,156.220	8,942.681
Franklin Templeton Variable Insurance Products Trust :
Templeton Foreign VIP Fund - 2.00% series contract	38,264.302	12,598.368	4,008.008	46,854.662
Templeton Foreign VIP Fund - 1.95% series contract	21,335.509	8,545.507	524.894	29,356.122
Templeton Foreign VIP Fund - 1.80% series contract	7,430.971	496.590	174.484	7,753.077
Templeton Foreign VIP Fund - 1.75% series contract	38,152.452	13,859.137	4,519.235	47,492.354
Templeton Foreign VIP Fund - 1.70% series contract	717.227	42.779	28.413	731.592
Templeton Foreign VIP Fund - 1.65% series contract *	11,384.714	752.757	1,712.214	10,425.257
Templeton Foreign VIP Fund - 1.65% series contract	1,352.930	51.035	17.713	1,386.252
Templeton Foreign VIP Fund - 1.55% series contract	11,016.020	1,114.664	1,001.817	11,128.867
Templeton Foreign VIP Fund - 1.50% series contract	7,656.239	2,991.514	3,113.376	7,534.376
Templeton Foreign VIP Fund - 1.40% series contract	39,976.616	3,957.223	4,209.674	39,724.165
Templeton Foreign VIP Fund - 1.25% series contract	227,271.109	36,961.021	25,491.689	238,740.441
Templeton Foreign VIP Fund - 1.00% series contract	5,739.674	3,426.331	1,028.756	8,137.249
Templeton Global Bond VIP Fund - 2.00% series contract	6,825.737	575.546	593.602	6,807.681
Templeton Global Bond VIP Fund - 1.95% series contract	3,496.566	396.755	77.110	3,816.212
Templeton Global Bond VIP Fund - 1.80% series contract	1,764.490	165.131	0.000	1,929.622
Templeton Global Bond VIP Fund - 1.75% series contract	10,185.263	1,032.849	1,666.492	9,551.620
Templeton Global Bond VIP Fund - 1.65% series contract	4,769.897	958.546	113.485	5,614.958
Templeton Global Bond VIP Fund - 1.55% series contract	6,752.354	302.025	302.286	6,752.093
Templeton Global Bond VIP Fund - 1.50% series contract	1,360.894	575.240	1,454.250	481.884
Templeton Global Bond VIP Fund - 1.25% series contract	226,975.968	24,899.596	25,655.922	226,219.642
Templeton Global Bond VIP Fund - 1.00% series contract	1,310.989	717.244	107.644	1,920.589
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Service Shares - 2.00% series contract	14,078.464	644.326	1,796.525	12,926.265
Janus Aspen Balanced Portfolio-Service Shares - 1.95% series contract	7,165.355	638.187	148.112	7,655.430
Janus Aspen Balanced Portfolio-Service Shares - 1.80% series contract **	2,762.287	181.083	0.000	2,943.370
Janus Aspen Balanced Portfolio-Service Shares - 1.80% series contract	844.376	0.000	179.202	665.174
Janus Aspen Balanced Portfolio-Service Shares - 1.75% series contract	45,258.738	2,566.763	22,435.060	25,390.441
Janus Aspen Balanced Portfolio-Service Shares - 1.70% series contract	2,928.040	135.284	6.890	3,056.434
Janus Aspen Balanced Portfolio-Service Shares - 1.65% series contract *	2,098.325	230.262	99.378	2,229.210
Janus Aspen Balanced Portfolio-Service Shares - 1.65% series contract	12,609.743	0.000	1,763.446	10,846.298
Janus Aspen Balanced Portfolio-Service Shares - 1.55% series contract	39,712.113	1,654.540	5,417.660	35,948.994
Janus Aspen Balanced Portfolio-Service Shares - 1.50% series contract	5,444.063	9,304.211	3,625.360	11,122.914
Janus Aspen Balanced Portfolio-Service Shares - 1.45% series contract	3,800.758	2,054.078	62.038	5,792.798
Janus Aspen Balanced Portfolio-Service Shares - 1.40% series contract	105,228.679	8,888.891	19,455.974	94,661.597
Janus Aspen Balanced Portfolio-Service Shares - 1.25% series contract	277,511.758	60,408.583	32,129.551	305,790.789
Janus Aspen Balanced Portfolio-Service Shares - 1.00% series contract	3,548.834	1,558.968	609.404	4,498.398
Janus Aspen Enterprise Portfolio-Service Shares - 2.00% series contract	1,496.966	235.635	86.776	1,645.826
Janus Aspen Enterprise Portfolio-Service Shares - 1.80% series contract *	1,851.990	147.687	96.401	1,903.275
Janus Aspen Enterprise Portfolio-Service Shares - 1.80% series contract	198.999	0.000	0.000	198.999
Janus Aspen Enterprise Portfolio-Service Shares - 1.75% series contract	861.308	30.519	0.049	891.778
Janus Aspen Enterprise Portfolio-Service Shares - 1.70% series contract	44.130	174.129	47.316	170.943
Janus Aspen Enterprise Portfolio-Service Shares - 1.65% series contract *	8,581.497	497.016	111.343	8,967.170
Janus Aspen Enterprise Portfolio-Service Shares - 1.65% series contract	589.574	0.000	520.880	68.694
Janus Aspen Enterprise Portfolio-Service Shares - 1.55% series contract	9,350.723	1,089.365	1,418.031	9,022.058
Janus Aspen Enterprise Portfolio-Service Shares - 1.50% series contract	1,860.975	2,110.432	66.776	3,904.631
Janus Aspen Enterprise Portfolio-Service Shares - 1.40% series contract	25,796.247	1,681.497	2,713.027	24,764.716
Janus Aspen Enterprise Portfolio-Service Shares - 1.25% series contract	119,782.899	38,609.674	11,489.064	146,903.508
Janus Aspen Enterprise Portfolio-Service Shares - 1.00% series contract	5,578.199	3,895.642	1,025.778	8,448.063
Janus Aspen Global Research Portfolio-Service Shares - 1.70% series contract	112.798	0.000	53.990	58.808
Janus Aspen Global Research Portfolio-Service Shares - 1.40% series contract	7,409.934	448.926	197.839	7,661.022
Janus Aspen Janus Portfolio-Service Shares - 2.00% series contract	12,771.654	145.101	2,549.203	10,367.552
Janus Aspen Janus Portfolio-Service Shares - 1.95% series contract	7,914.504	432.915	1,181.418	7,166.001
Janus Aspen Janus Portfolio-Service Shares - 1.80% series contract	755.710	9.624	332.494	432.840
Janus Aspen Janus Portfolio-Service Shares - 1.75% series contract	12,905.553	550.477	2,605.779	10,850.251
Janus Aspen Janus Portfolio-Service Shares - 1.70% series contract	1,977.301	126.566	35.390	2,068.477
Janus Aspen Janus Portfolio-Service Shares - 1.65% series contract *	3,322.418	507.148	1,342.994	2,486.571
Janus Aspen Janus Portfolio-Service Shares - 1.65% series contract	808.759	1.987	712.098	98.647
Janus Aspen Janus Portfolio-Service Shares - 1.55% series contract	3,917.874	861.817	287.777	4,491.914
Janus Aspen Janus Portfolio-Service Shares - 1.50% series contract	2,285.877	61.073	1,697.155	649.795
Janus Aspen Janus Portfolio-Service Shares - 1.40% series contract	27,341.406	1,226.388	1,393.115	27,174.680
Janus Aspen Janus Portfolio-Service Shares - 1.25% series contract	157,274.011	14,675.316	41,544.501	130,404.826
Janus Aspen Janus Portfolio-Service Shares - 1.00% series contract	2,588.100	627.721	271.401	2,944.420
Janus Aspen Overseas Portfolio-Service Shares - 2.00% series contract	22,160.880	7,111.597	2,185.282	27,087.194
Janus Aspen Overseas Portfolio-Service Shares - 1.95% series contract	12,340.321	4,959.150	317.064	16,982.407
Janus Aspen Overseas Portfolio-Service Shares - 1.80% series contract	1,423.644	662.134	10.986	2,074.792
Janus Aspen Overseas Portfolio-Service Shares - 1.75% series contract	55,582.141	8,515.406	2,140.851	61,956.697
Janus Aspen Overseas Portfolio-Service Shares - 1.70% series contract	71.288	0.000	9.260	62.028
Janus Aspen Overseas Portfolio-Service Shares - 1.65% series contract *	7,930.544	203.342	4,429.494	3,704.392
Janus Aspen Overseas Portfolio-Service Shares - 1.65% series contract	5,816.393	483.674	3,087.991	3,212.076
Janus Aspen Overseas Portfolio-Service Shares - 1.55% series contract	35,329.836	4,224.575	3,326.093	36,228.319
Janus Aspen Overseas Portfolio-Service Shares - 1.50% series contract	8,844.334	1,562.597	316.083	10,090.848
Janus Aspen Overseas Portfolio-Service Shares - 1.45% series contract	7,985.433	457.602	288.965	8,154.070
Janus Aspen Overseas Portfolio-Service Shares - 1.40% series contract	122,862.203	9,657.000	11,818.714	120,700.488
Janus Aspen Overseas Portfolio-Service Shares - 1.25% series contract	704,592.731	139,018.512	59,049.650	784,561.592
Janus Aspen Overseas Portfolio-Service Shares - 1.00% series contract	38,535.088	6,266.356	7,861.046	36,940.398

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

33

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2016	Units Purchased	Units Redeemed	Units Outstanding 12/31/2016
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S - 1.75% series contract	3,038.051	76.978	19.710	3,095.319
Guardian Portfolio-Class S - 1.70% series contract	48.450	0.000	0.000	48.450
Guardian Portfolio-Class S - 1.65% series contract *	9.317	0.000	0.049	9.268
Guardian Portfolio-Class S - 1.65% series contract	74.370	0.000	47.894	26.476
Guardian Portfolio-Class S - 1.55% series contract	3,180.165	33.164	94.730	3,118.599
Guardian Portfolio-Class S - 1.45% series contract	324.617	18.053	0.341	342.329
Guardian Portfolio-Class S - 1.40% series contract	48,226.103	1,258.218	6,363.310	43,121.011
Guardian Portfolio-Class S - 1.25% series contract	57,525.517	4,526.714	7,320.796	54,731.435
Guardian Portfolio-Class S - 1.00% series contract	2,123.680	464.317	7.019	2,580.978
Mid Cap Growth Portfolio-Class S - 1.70% series contract	696.167	27.719	4.329	719.557
Mid Cap Growth Portfolio-Class S - 1.65% series contract	137.854	0.000	0.000	137.854
Mid Cap Growth Portfolio-Class S - 1.40% series contract	20,801.208	1,165.296	2,861.062	19,105.442
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 2.00% series contract	1,693.121	384.859	106.557	1,971.423
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.80% series contract	2,290.397	44.528	0.542	2,334.384
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.75% series contract	4,515.983	1,375.674	2,479.749	3,411.908
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.70% series contract	827.893	9.729	760.144	77.478
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.65% series contract *	7,515.997	346.360	210.413	7,651.944
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.65% series contract	921.749	29.484	43.796	907.437
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.55% series contract	24,019.435	1,846.297	2,284.293	23,581.440
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.50% series contract	5,990.310	374.623	732.831	5,632.102
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.45% series contract	3,743.028	123.086	115.432	3,750.682
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.40% series contract	38,085.264	1,917.392	3,660.537	36,342.119
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.25% series contract	340,648.514	18,105.920	35,168.975	323,585.459
Oppenheimer Capital Appreciation Fund/VA-Service Shares - 1.00% series contract	21,817.812	2,039.737	3,489.891	20,367.659
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.75% series contract	9.494	0.000	0.050	9.444
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.70% series contract	28.112	0.716	2.612	26.216
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.65% series contract *	347.677	0.000	16.204	331.473
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.65% series contract	7,846.629	70.616	675.571	7,241.674
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.55% series contract	177.597	0.000	167.754	9.843
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.40% series contract	47,557.090	1,870.238	4,252.299	45,175.029
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.25% series contract	20,027.267	1,837.084	1,465.967	20,398.384
Oppenheimer Conservative Balanced Fund/VA-Service Shares - 1.00% series contract	9.363	0.000	0.062	9.301
Oppenheimer Global Fund/VA-Service Shares - 2.00% series contract	8,177.547	772.754	951.892	7,998.409
Oppenheimer Global Fund/VA-Service Shares - 1.95% series contract	4,741.011	583.241	109.031	5,215.222
Oppenheimer Global Fund/VA-Service Shares - 1.80% series contract **	2,996.191	454.887	115.698	3,335.380
Oppenheimer Global Fund/VA-Service Shares - 1.80% series contract	202.551	0.000	0.000	202.551
Oppenheimer Global Fund/VA-Service Shares - 1.75% series contract	10,189.166	906.331	712.959	10,382.539
Oppenheimer Global Fund/VA-Service Shares - 1.70% series contract	53.749	0.000	0.000	53.749
Oppenheimer Global Fund/VA-Service Shares - 1.65% series contract *	1,355.087	452.116	57.452	1,749.751
Oppenheimer Global Fund/VA-Service Shares - 1.65% series contract	4,130.400	36.447	915.379	3,251.469
Oppenheimer Global Fund/VA-Service Shares - 1.55% series contract	2,678.605	494.796	227.272	2,946.129
Oppenheimer Global Fund/VA-Service Shares - 1.50% series contract	1,028.363	2,203.910	176.962	3,055.311
Oppenheimer Global Fund/VA-Service Shares - 1.40% series contract	62,986.439	3,044.451	9,379.698	56,651.192
Oppenheimer Global Fund/VA-Service Shares - 1.25% series contract	132,016.598	25,284.690	11,029.660	146,271.628
Oppenheimer Global Fund/VA-Service Shares - 1.00% series contract	2,552.993	1,739.900	499.845	3,793.048
Oppenheimer Main Street Fund®/VA-Service Shares - 2.00% series contract	14,343.017	150.246	1,872.860	12,620.404
Oppenheimer Main Street Fund®/VA-Service Shares - 1.95% series contract	8,785.360	426.377	617.435	8,594.302
Oppenheimer Main Street Fund®/VA-Service Shares - 1.80% series contract	514.662	63.924	128.958	449.628
Oppenheimer Main Street Fund®/VA-Service Shares - 1.75% series contract	14,974.835	522.037	1,756.717	13,740.155
Oppenheimer Main Street Fund®/VA-Service Shares - 1.70% series contract	935.257	42.186	81.363	896.080
Oppenheimer Main Street Fund®/VA-Service Shares - 1.65% series contract *	249.558	1,144.346	45.430	1,348.474
Oppenheimer Main Street Fund®/VA-Service Shares - 1.65% series contract	744.344	505.522	569.336	680.530
Oppenheimer Main Street Fund®/VA-Service Shares - 1.55% series contract	4,813.839	324.771	391.831	4,746.779
Oppenheimer Main Street Fund®/VA-Service Shares - 1.50% series contract	825.788	26.907	172.589	680.106
Oppenheimer Main Street Fund®/VA-Service Shares - 1.45% series contract	261.796	0.000	20.866	240.930
Oppenheimer Main Street Fund®/VA-Service Shares - 1.40% series contract	83,883.463	3,458.262	3,877.366	83,464.359
Oppenheimer Main Street Fund®/VA-Service Shares - 1.25% series contract	127,778.198	17,937.270	8,242.163	137,473.305
Oppenheimer Main Street Fund®/VA-Service Shares - 1.00% series contract	2,340.393	979.548	56.869	3,263.072
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.80% series contract	2,582.524	384.472	220.065	2,746.932
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.75% series contract	1,435.592	107.532	1,400.017	143.106
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.70% series contract	387.748	1.546	3.413	385.882
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.65% series contract *	508.512	2.668	40.534	470.645
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.65% series contract	1,329.527	39.522	269.344	1,099.705
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.55% series contract	3,304.134	317.525	204.354	3,417.305
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.50% series contract	1,650.441	53.640	1.128	1,702.953
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.45% series contract	242.035	0.000	19.292	222.744
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.40% series contract	79,387.815	2,480.898	9,842.427	72,026.286
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.25% series contract	87,215.612	36,247.245	36,263.300	87,199.557
Oppenheimer Main Street Small Cap Fund/VA-Service Shares - 1.00% series contract	1,112.571	387.845	137.884	1,362.532
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	16,351.453	593.389	1,762.514	15,182.328
PIMCO High Yield Portfolio - Administrative Class - 1.95% series contract	8,053.962	456.329	182.967	8,327.324
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	2,630.475	82.533	374.769	2,338.238
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	17,640.935	854.520	3,025.776	15,469.679
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	228.870	2.905	19.095	212.680
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	6,776.137	558.499	1,324.585	6,010.051
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	2,631.236	0.000	412.146	2,219.089
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	11,523.813	777.248	1,394.121	10,906.939
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	3,480.687	1,010.003	1,846.562	2,644.128
PIMCO High Yield Portfolio - Administrative Class - 1.45% series contract	694.303	0.000	55.341	638.962
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	28,946.612	2,230.839	3,261.937	27,915.514
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	176,790.718	22,379.018	52,173.576	146,996.160
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	5,519.596	1,825.937	880.245	6,465.288
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	5,888.297	263.662	593.680	5,558.280
PIMCO Real Return Portfolio - Administrative Class - 1.95% series contract	287.257	287.464	7.203	567.518
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	2,391.331	95.848	0.212	2,486.967
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	13,877.320	547.121	3,586.555	10,837.886
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	374.010	3.511	79.403	298.118
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	8,483.786	165.284	389.381	8,259.689
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	17,953.586	0.000	2,619.505	15,334.081
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	30,193.142	2,017.040	6,897.435	25,312.746
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	4,113.716	220.451	861.154	3,473.014
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,113.044	58.013	43.903	1,127.154
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	89,943.404	18,501.656	27,514.555	80,930.506
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	300,860.243	31,305.607	29,319.347	302,846.503
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	20,944.899	1,997.940	3,946.646	18,996.193
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	38,912.560	1,294.553	10,841.188	29,365.924
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	18,437.016	996.230	4,860.605	14,572.640
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	6,607.317	764.705	54.143	7,317.879
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	50,310.489	4,222.001	14,087.025	40,445.465
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	702.476	7.920	76.316	634.080
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	21,764.371	3,146.719	2,073.087	22,838.003
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	7,175.627	2,910.802	4,520.319	5,566.110
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	45,715.695	4,001.972	8,314.838	41,402.829
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	12,625.695	2,789.163	4,195.395	11,219.463
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	7,323.141	2,070.628	410.072	8,983.697
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	131,876.308	6,516.483	12,223.543	126,169.248
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	731,948.571	102,672.851	67,118.932	767,502.490
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	36,729.823	4,994.021	7,132.458	34,591.385

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

34

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2016	Units Purchased	Units Redeemed	Units Outstanding 12/31/2016
Rydex Variable Trust:
Guggenheim Long Short Equity Fund - 1.70% series contract	519.731	4.789	78.869	445.650
Guggenheim Long Short Equity Fund - 1.65% series contract	876.499	37.417	399.472	514.444
Guggenheim Long Short Equity Fund - 1.40% series contract	37,642.929	1,536.777	5,492.988	33,686.718
The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio - Class I - 1.75% series contract	9.549	0.000	0.049	9.499
Core Plus Fixed Income Portfolio - Class I - 1.70% series contract	846.951	149.546	7.213	989.284
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract *	9.550	0.000	0.049	9.501
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract	13,284.014	0.000	2,441.640	10,842.374
Core Plus Fixed Income Portfolio - Class I - 1.55% series contract	1,390.646	165.394	54.880	1,501.160
Core Plus Fixed Income Portfolio - Class I - 1.50% series contract	0.000	11.459	0.000	11.459
Core Plus Fixed Income Portfolio - Class I - 1.40% series contract	22,558.110	1,300.891	1,844.369	22,014.632
Core Plus Fixed Income Portfolio - Class I - 1.25% series contract	633.825	1,188.313	357.613	1,464.525
Core Plus Fixed Income Portfolio - Class I - 1.00% series contract	1,802.206	300.657	0.064	2,102.798
Mid Cap Growth Portfolio - Class I - 1.80% series contract	294.908	0.000	0.207	294.701
Mid Cap Growth Portfolio - Class I - 1.75% series contract	1,029.009	26.601	808.666	246.944
Mid Cap Growth Portfolio - Class I - 1.70% series contract	57.053	0.000	5.539	51.515
Mid Cap Growth Portfolio - Class I - 1.65% series contract *	1,060.797	0.000	28.473	1,032.325
Mid Cap Growth Portfolio - Class I - 1.65% series contract	4,503.828	455.566	2,986.807	1,972.587
Mid Cap Growth Portfolio - Class I - 1.55% series contract	6,541.754	265.733	537.511	6,269.976
Mid Cap Growth Portfolio - Class I - 1.50% series contract	2,348.522	133.276	2.497	2,479.302
Mid Cap Growth Portfolio - Class I - 1.45% series contract	260.505	11.695	3.852	268.347
Mid Cap Growth Portfolio - Class I - 1.40% series contract	18,225.094	1,449.154	5,997.357	13,676.892
Mid Cap Growth Portfolio - Class I - 1.25% series contract	85,489.618	9,756.655	14,465.062	80,781.212
Mid Cap Growth Portfolio - Class I - 1.00% series contract	3,160.423	573.067	42.921	3,690.569
U.S. Real Estate Portfolio - Class I - 1.80% series contract	183.345	0.000	0.000	183.345
U.S. Real Estate Portfolio - Class I - 1.70% series contract	1,170.546	13.091	50.299	1,133.338
U.S. Real Estate Portfolio - Class I - 1.65% series contract	7,348.939	1,054.274	3,972.351	4,430.862
U.S. Real Estate Portfolio - Class I - 1.40% series contract	101,068.130	2,847.766	7,382.182	96,533.714
Wilshire Variable Insurance Trust:
2015 Fund - 1.75% series contract	16,536.463	32.049	10,077.706	6,490.806
2015 Fund - 1.70% series contract	46.396	0.000	0.000	46.396
2015 Fund - 1.65% series contract *	9.489	0.000	0.049	9.440
2015 Fund - 1.65% series contract	330.713	3.961	5.201	329.473
2015 Fund - 1.55% series contract	9.887	0.000	0.048	9.838
2015 Fund - 1.40% series contract	12,427.139	376.137	1,620.287	11,182.989
2015 Fund - 1.25% series contract	2,285.573	3,394.022	380.816	5,298.779
2015 Fund - 1.00% series contract	9.355	0.000	0.062	9.293
2025 Fund - 1.75% series contract	910.266	0.000	1.293	908.973
2025 Fund - 1.70% series contract	132.099	0.000	59.993	72.105
2025 Fund - 1.65% series contract *	9.468	0.000	0.049	9.420
2025 Fund - 1.65% series contract	8.078	0.000	0.180	7.897
2025 Fund - 1.55% series contract	5,279.221	229.557	0.048	5,508.730
2025 Fund - 1.50% series contract	98.439	119.800	34.293	183.946
2025 Fund - 1.40% series contract	20,187.138	3,673.279	462.383	23,398.034
2025 Fund - 1.25% series contract	37,826.446	4,028.151	2,634.266	39,220.331
2025 Fund - 1.00% series contract	1,315.365	372.354	4.823	1,682.895
2035 Fund - 1.75% series contract	9.448	0.000	0.050	9.398
2035 Fund - 1.70% series contract	10,455.249	1,768.963	0.000	12,224.211
2035 Fund - 1.65% series contract *	9.450	0.000	0.049	9.400
2035 Fund - 1.65% series contract	17.504	0.000	0.391	17.113
2035 Fund - 1.55% series contract	9.846	0.000	0.048	9.798
2035 Fund - 1.40% series contract	16,741.951	1,175.755	478.925	17,438.782
2035 Fund - 1.25% series contract	20,519.626	4,986.507	3,732.371	21,773.762
2035 Fund - 1.00% series contract	985.283	173.080	40.048	1,118.316

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

35

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2017				Year Ended December 31, 2017
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	95	$7.647272	$8.267669	$768	2.04%	1.00%	1.80%	22.85%	23.85%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	182	17.380740	19.164665	4,518	0.81%	1.00%	2.00%	7.77%	8.87%
Invesco V.I. Comstock Fund-Series I Shares	379	18.094389	19.363597	7,136	2.16%	1.00%	2.00%	15.50%	16.68%
Invesco V.I. Core Equity Fund-Series I Shares	29	17.533314	18.385595	521	1.02%	1.40%	1.80%	11.14%	11.59%
Invesco V.I. Diversified Dividend Fund-Series I Shares	25	18.373610	18.750796	462	1.74%	1.40%	1.70%	6.73%	7.06%
Invesco V.I. Global Health Care Fund-Series I Shares	34	27.120678	28.419887	960	0.38%	1.40%	1.70%	13.86%	14.21%
Invesco V.I. Global Real Estate Fund-Series II Shares	355	10.962380	12.087651	4,179	3.13%	1.00%	2.00%	10.48%	11.61%
Invesco V.I. Government Securities Fund-Series II Shares	35	12.286534	12.875091	451	1.88%	1.40%	1.70%	0.00%	0.30%
Invesco V.I. International Growth Fund-Series II Shares	263	11.902425	13.124103	3,333	1.28%	1.00%	2.00%	20.28%	21.50%
Invesco V.I. Managed Volatility Fund-Series II Shares	42	25.715480	26.808642	1,121	1.10%	1.40%	1.70%	8.46%	8.79%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	137	15.167127	16.723847	2,467	0.33%	1.00%	2.00%	12.37%	13.51%
Invesco V.I. Mid Cap Growth Fund-Series II Shares	306	16.074819	17.029025	5,117	0.00%	1.00%	2.00%	19.71%	20.92%
Invesco V.I. Small Cap Equity Fund-Series I Shares	205	17.670591	19.484358	3,815	0.00%	1.00%	2.00%	11.78%	12.92%
ALPS Variable Investment Trust
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	1,018	13.063185	14.758956	14,183	1.61%	0.75%	2.00%	11.07%	12.48%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	233	11.377276	12.245772	2,773	1.66%	1.00%	1.75%	4.35%	5.14%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,729	13.978763	15.045945	25,213	1.34%	1.00%	1.75%	15.25%	16.13%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	497	12.042879	13.278799	6,374	1.75%	1.00%	2.00%	7.75%	8.84%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	148	13.090739	13.462802	1,967	0.00%	1.00%	1.75%	19.67%	20.58%
VP Large Company Value Fund-Class II	351	15.352202	16.927878	5,868	1.57%	1.00%	2.00%	8.74%	9.85%
VP Mid Cap Value Fund-Class II	214	22.886814	25.235434	5,408	1.42%	1.00%	2.00%	9.25%	10.36%
VP Ultra® Fund-Class II	7	22.652696	23.573317	155	0.22%	1.40%	1.70%	29.77%	30.16%
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	119	15.654021	16.849036	1,935	0.84%	1.00%	1.75%	13.50%	14.36%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	453	16.387782	17.716814	7,793	0.76%	1.00%	1.80%	20.43%	21.40%
Deutsche Variable Series II:
Deutsche International Growth VIP-Class A	19	11.840666	12.744821	234	0.34%	1.00%	1.75%	23.28%	24.22%
Deutsche Small Mid Cap Value VIP-Class B	20	18.100421	19.188077	378	0.36%	1.00%	1.75%	8.21%	9.03%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	15	20.512291	22.078342	313	0.70%	1.00%	1.75%	13.03%	13.89%
Technology Growth Portfolio-Initial Shares	18	29.150062	30.334918	555	0.00%	1.40%	1.70%	40.22%	40.65%
Dreyfus Stock Index Fund, Inc. - Service Shares	1,109	18.708261	20.628121	25,836	1.47%	1.00%	2.00%	18.80%	20.00%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - Service Shares	90	18.572138	20.078025	1,927	0.92%	1.00%	1.80%	12.98%	13.89%
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares	34	24.288647	25.853426	875	1.10%	1.40%	1.80%	24.73%	25.24%
Government Money Market Portfolio	2,012	0.824154	0.920160	1,846	0.32%	1.00%	2.00%	-1.98%	-0.73%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	105	20.013749	21.472258	2,205	1.83%	1.00%	1.80%	6.65%	7.52%
Franklin Mutual Shares VIP Fund -Class 2	122	14.693012	15.814760	1,867	2.24%	1.00%	1.75%	6.46%	7.27%
Franklin Small Cap Value VIP Fund -Class 2	48	28.992616	30.968704	1,437	0.51%	1.00%	1.75%	8.72%	9.55%
Franklin U.S. Government Securities VIP Fund -Class 2	142	10.480520	11.555976	1,597	2.57%	1.00%	2.00%	-0.68%	0.33%
Templeton Foreign VIP Fund -Class 2	475	10.279262	11.334455	5,156	2.62%	1.00%	2.00%	14.37%	15.53%
Templeton Global Bond VIP Fund -Class 2	259	12.922941	14.112307	3,552	0.00%	1.00%	2.00%	-0.11%	0.91%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	523	17.228354	18.996164	10,504	1.37%	1.00%	2.00%	15.78%	16.96%
Janus Henderson VIT Enterprise Portfolio-Service Shares	218	21.246740	23.427347	5,619	0.15%	1.00%	2.00%	24.55%	25.82%
Janus Henderson VIT Global Research Portfolio-Service Shares	7	19.750410	20.696801	143	0.69%	1.40%	1.70%	24.54%	24.91%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,099	7.423341	8.185656	10,180	1.65%	1.00%	2.00%	28.20%	29.50%
Janus Henderson VIT Research Portfolio-Service Shares	165	18.321284	19.806754	3,452	0.23%	1.00%	1.80%	25.27%	26.28%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	48	12.790583	13.766849	696	3.05%	1.00%	1.75%	4.39%	5.18%
Mid Cap Growth Portfolio - Class I	114	16.528482	17.868932	2,003	0.00%	1.00%	1.80%	36.27%	37.38%
U.S. Real Estate Portfolio - Class I	96	34.389299	36.605119	3,492	1.50%	1.40%	1.80%	1.26%	1.67%
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	99	18.111866	19.494631	2,322	0.28%	1.00%	1.75%	22.55%	23.49%
Mid Cap Growth Portfolio-Class S	21	12.137627	12.217926	253	0.00%	1.40%	1.70%	22.45%	22.82%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	410	15.710273	17.322584	7,242	0.01%	1.00%	2.00%	23.98%	25.24%
Oppenheimer Conservative Balanced Fund	71	10.676461	11.491552	1,036	1.74%	1.00%	1.75%	7.05%	7.86%
Oppenheimer Global Fund/VA-Service Shares	258	16.906251	18.641507	5,682	0.73%	1.00%	2.00%	33.60%	34.96%
Oppenheimer Main Street Fund®/VA-Service Shares	259	17.971854	19.816209	5,198	1.04%	1.00%	2.00%	14.31%	15.47%
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	168	21.181568	22.899263	4,909	0.65%	1.00%	1.80%	11.87%	12.78%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	250	15.166707	16.722992	4,304	4.91%	1.00%	2.00%	4.50%	5.56%
PIMCO Real Return Portfolio - Administrative Class	464	11.445035	12.619489	6,082	2.41%	1.00%	2.00%	1.59%	2.63%
PIMCO Total Return Portfolio - Administrative Class	1,117	12.892705	14.215674	15,803	2.04%	1.00%	2.00%	2.83%	3.87%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	23	18.096689	18.963580	439	0.39%	1.40%	1.70%	12.91%	13.25%
Wilshire Variable Insurance Trust:
2015 Fund	24	13.699305	14.745082	330	3.08%	1.00%	1.75%	9.57%	10.41%
2025 Fund	72	13.590910	14.628388	1,004	2.95%	1.00%	1.75%	12.18%	13.04%
2035 Fund	71	13.636860	14.677922	947	3.36%	1.00%	1.75%	14.95%	15.83%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

36

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2016				Year Ended December 31, 2016
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	96	$6.224888	$6.675692	$629	1.10%	1.00%	1.80%	-2.58%	-1.79%
AIM Variable Insurace Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	185	16.127584	17.603800	4,280	0.35%	1.00%	2.00%	13.18%	14.34%
Invesco V.I. Comstock Fund-Series I Shares	374	15.665896	16.595969	6,055	1.53%	1.00%	2.00%	14.95%	16.13%
Invesco V.I. Core Equity Fund-Series I Shares	30	15.775417	16.475403	495	0.73%	1.40%	1.80%	8.28%	8.72%
Invesco V.I. Diversified Dividend Fund-Series I Shares	23	17.214356	17.514512	407	1.39%	1.40%	1.70%	12.86%	13.21%
Invesco V.I. Global Health Care Fund-Series I Shares	41	23.818589	24.883978	1,007	0.00%	1.40%	1.70%	-12.97%	-12.70%
Invesco V.I. Global Real Estate Fund-Series II Shares	344	9.922305	10.830627	3,634	1.44%	1.00%	2.00%	-0.22%	0.80%
Invesco V.I. Government Securities Fund-Series II Shares	39	12.287001	12.836551	502	1.84%	1.40%	1.70%	-0.72%	-0.41%
Invesco V.I. International Growth Fund-Series II Shares	257	9.895682	10.801520	2,687	1.09%	1.00%	2.00%	-2.68%	-1.69%
Invesco V.I. Managed Volatility Fund-Series II Shares	47	23.710276	24.643312	1,157	1.54%	1.40%	1.70%	8.44%	8.77%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	137	13.497893	14.733411	2,196	0.00%	1.00%	2.00%	10.90%	12.03%
Invesco V.I. Mid Cap Growth Fund-Series II Shares	321	13.428546	14.082446	4,460	0.00%	1.00%	2.00%	-1.44%	-0.43%
Invesco V.I. Small Cap Equity Fund-Series I Shares	200	15.808136	17.255177	3,296	0.00%	1.00%	2.00%	9.82%	10.94%
ALPS Variable Investment Trust
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	1,076	11.761273	13.121242	13,409	1.70%	0.75%	2.00%	6.31%	7.66%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	271	10.903088	11.646719	3,071	1.49%	1.00%	1.75%	2.78%	3.56%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,856	12.128937	12.956302	23,380	1.43%	1.00%	1.75%	7.77%	8.60%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	512	11.176967	12.199889	6,052	1.61%	1.00%	2.00%	4.25%	5.31%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	145	10.939326	11.165280	1,605	0.00%	1.00%	1.75%	1.42%	2.20%
VP Large Company Value Fund-Class II	344	14.117652	15.409859	5,270	1.92%	1.00%	2.00%	12.72%	13.87%
VP Mid Cap Value Fund-Class II	199	20.949927	22.867149	4,589	1.53%	1.00%	2.00%	20.26%	21.49%
VP Ultra® Fund-Class II	6	17.564092	18.111103	107	0.21%	1.40%	1.65%	2.63%	2.89%
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	125	13.792446	14.733232	1,778	2.32%	1.00%	1.75%	4.46%	5.26%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	486	13.608047	14.593169	6,892	1.19%	1.00%	1.80%	9.87%	10.76%
Deutsche Variable Series II:
Deutsche Global Growth VIP-Class A	15	9.604759	10.260120	155	0.75%	1.00%	1.75%	1.90%	2.68%
Deutsche Small Mid Cap Value VIP-Class B	18	16.727140	17.598310	312	0.24%	1.00%	1.75%	14.43%	15.30%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	12	18.147224	19.385175	222	0.73%	1.00%	1.75%	13.19%	14.05%
Technology Growth Portfolio-Initial Shares	19	20.788284	21.567782	412	0.00%	1.40%	1.70%	2.94%	3.26%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares	86	16.439109	17.628895	1,636	0.99%	1.00%	1.80%	8.10%	8.98%
Dreyfus Stock Index Fund, Inc. - Service Shares	1,141	15.748303	17.189594	22,344	1.75%	1.00%	2.00%	9.21%	10.33%
Dreyfus Variable Investment Funds:
Appreciation Portfolio-Service Shares	36	19.473085	20.643896	738	1.38%	1.40%	1.80%	5.70%	6.13%
Government Money Market Portfolio	2,478	0.840842	0.926905	2,283	0.01%	1.00%	2.00%	-2.33%	-1.08%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	109	18.765882	19.971247	2,137	1.59%	1.00%	1.80%	10.16%	11.05%
Franklin Mutual Shares VIP Fund -Class 2	122	13.801835	14.743305	1,753	2.00%	1.00%	1.75%	14.03%	14.90%
Franklin Small Cap Value VIP Fund -Class 2	45	26.667084	28.269466	1,231	0.82%	1.00%	1.75%	27.91%	28.89%
Franklin U.S. Government Securities VIP Fund -Class 2	157	10.552467	11.518090	1,756	2.86%	1.00%	2.00%	-1.35%	-0.34%
Templeton Foreign VIP Fund -Class 2	449	8.988014	9.810860	4,239	1.81%	1.00%	2.00%	5.03%	6.10%
Templeton Global Bond VIP Fund -Class 2	263	12.936776	13.985085	3,590	0.00%	1.00%	2.00%	0.88%	1.91%
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Service Shares	524	14.880360	16.242029	9,058	1.95%	1.00%	2.00%	2.24%	3.28%
Janus Aspen Enterprise Portfolio-Service Shares	207	17.058301	18.619705	4,313	0.02%	1.00%	2.00%	9.86%	10.98%
Janus Aspen Global Research Portfolio-Service Shares	8	15.859151	16.568744	128	0.95%	1.40%	1.70%	0.09%	0.39%
Janus Aspen Janus Portfolio-Service Shares	199	14.369290	15.684375	3,247	0.36%	1.00%	2.00%	-1.73%	-0.73%
Janus Aspen Overseas Portfolio-Service Shares	1,112	5.790549	6.320935	7,963	4.41%	1.00%	2.00%	-8.57%	-7.64%
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	107	14.778676	15.786856	2,078	0.39%	1.00%	1.75%	6.84%	7.66%
Mid Cap Growth Portfolio-Class S	20	9.912174	9.947529	199	0.00%	1.40%	1.70%	2.39%	2.70%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	430	12.671551	13.831351	6,071	0.11%	1.00%	2.00%	-4.38%	-3.40%
Oppenheimer Conservative Balanced Fund/VA-Service Shares	73	9.973574	10.653896	1,010	2.16%	1.00%	1.75%	3.13%	3.91%
Oppenheimer Global Fund/VA-Service Shares	245	12.654132	13.812530	4,070	0.73%	1.00%	2.00%	-2.15%	-1.15%
Oppenheimer Main Street Fund®/VA-Service Shares	268	15.722053	17.160962	4,693	0.85%	1.00%	2.00%	9.07%	10.18%
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	171	18.934663	20.305235	4,476	0.22%	1.00%	1.80%	15.55%	16.50%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	245	14.513551	15.841603	4,046	5.06%	1.00%	2.00%	10.23%	11.36%
PIMCO Real Return Portfolio - Administrative Class	476	11.265705	12.296612	6,118	2.40%	1.00%	2.00%	3.10%	4.15%
PIMCO Total Return Portfolio - Administrative Class	1,111	12.538334	13.685668	15,255	2.15%	1.00%	2.00%	0.63%	1.66%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	35	16.028165	16.745098	580	0.00%	1.40%	1.70%	-1.06%	-0.75%
The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio - Class I	39	12.252841	13.088426	551	1.96%	1.00%	1.75%	4.25%	5.05%
Mid Cap Growth Portfolio - Class I	111	12.128894	13.006994	1,416	4.47%	1.00%	1.80%	-10.42%	-9.69%
U.S. Real Estate Portfolio - Class I	102	33.961818	36.003996	3,675	1.31%	1.40%	1.80%	4.89%	5.32%
Wilshire Variable Insurance Trust:
2015 Fund	23	12.502462	13.355205	293	1.91%	1.00%	1.75%	4.65%	5.45%
2025 Fund	71	12.114903	12.941222	877	1.84%	1.00%	1.75%	4.88%	5.68%
2035 Fund	53	11.862820	12.672006	616	1.61%	1.00%	1.75%	5.21%	6.01%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

37

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2015				Year Ended December 31, 2015
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	93	$6.389956	$6.797341	$616	2.39%	1.00%	1.80%	0.56%	1.38%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	195	14.248896	15.396001	4,037	0.32%	1.00%	2.00%	-10.94%	-10.04%
Invesco V.I. Comstock Fund-Series I Shares	375	13.628181	14.291428	5,244	1.82%	1.00%	2.00%	-7.86%	-6.92%
Invesco V.I. Core Equity Fund-Series I Shares	29	14.569161	15.153952	439	1.17%	1.40%	1.80%	-7.47%	-7.09%
Invesco V.I. Diversified Dividend Fund-Series I Shares	24	15.252667	15.471471	367	1.94%	1.40%	1.70%	0.33%	0.64%
Invesco V.I. Global Health Care Fund-Series I Shares	45	26.997043	28.504365	1,276	0.00%	1.40%	1.80%	1.31%	1.72%
Invesco V.I. Global Real Estate Fund-Series II Shares	350	9.944089	10.744810	3,678	3.51%	1.00%	2.00%	-3.71%	-2.73%
Invesco V.I. Government Securities Fund-Series II Shares	44	12.375553	12.889763	562	2.20%	1.40%	1.70%	-1.64%	-1.34%
Invesco V.I. International Growth Fund-Series II Shares	280	10.168524	10.987187	2,997	1.24%	1.00%	2.00%	-4.56%	-3.59%
Invesco V.I. Managed Volatility Fund-Series II Shares	55	21.865581	22.656971	1,233	1.10%	1.40%	1.70%	-4.03%	-3.74%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	134	12.171378	13.151265	1,974	0.10%	1.00%	2.00%	-6.19%	-5.24%
Invesco V.I. Mid Cap Growth Fund-Series II Shares	326	13.624603	14.143671	4,558	0.00%	1.00%	2.00%	-0.98%	0.03%
Invesco V.I. Small Cap Equity Fund-Series I Shares	192	14.394290	15.553186	2,866	0.00%	1.00%	2.00%	-7.41%	-6.46%
ALPS Variable Investment Trust
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	1,089	11.063625	12.187533	12,671	1.38%	0.75%	2.00%	-4.18%	-2.96%
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	306	10.608506	11.246192	3,364	1.19%	1.00%	1.75%	-2.94%	-2.20%
Ibbotson Growth ETF Asset Allocation Portfolio-Class II	1,972	11.253953	11.930567	22,935	1.26%	1.00%	1.75%	-4.22%	-3.49%
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II	607	10.721746	11.584790	6,835	1.52%	1.00%	2.00%	-3.64%	-2.66%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	168	10.785906	10.925277	1,829	0.00%	1.00%	1.75%	0.15%	0.91%
VP Large Company Value Fund-Class II	325	12.524313	13.532585	4,386	1.38%	1.00%	2.00%	-5.97%	-5.01%
VP Mid Cap Value Fund-Class II	182	17.419990	18.822165	3,517	1.52%	1.00%	2.00%	-3.55%	-2.56%
VP Ultra® Fund-Class II	7	17.113781	17.602055	120	0.46%	1.40%	1.65%	4.30%	4.57%
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	145	13.203557	13.997317	1,962	2.74%	1.00%	1.75%	-0.65%	0.11%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	545	12.385720	13.175017	6,999	0.80%	1.00%	1.80%	-0.23%	0.58%
Deutsche Variable Series II:
Deutsche Global Growth VIP-Class A	15	9.425663	9.992510	143	0.87%	1.00%	1.75%	-2.96%	-2.22%
Deutsche Small Mid Cap Value VIP-Class B	22	14.617677	15.262445	327	0.00%	1.00%	1.75%	-3.92%	-3.19%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	11	16.033158	16.997157	183	0.37%	1.00%	1.75%	-4.22%	-3.49%
Technology Growth Portfolio-Initial Shares	23	20.194003	20.887553	487	0.00%	1.40%	1.70%	4.35%	4.67%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares	84	15.207875	16.176788	1,479	0.86%	1.00%	1.80%	-5.15%	-4.38%
Dreyfus Stock Index Fund, Inc. - Service Shares	1,161	14.419933	15.580670	20,855	1.57%	1.00%	2.00%	-1.15%	-0.14%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Service Shares	37	18.423364	19.451884	723	1.45%	1.40%	1.80%	-4.47%	-4.08%
Money Market Portfolio	2,417	0.860890	0.936984	2,263	0.00%	1.00%	2.00%	-2.28%	-1.07%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	113	16.805218	17.983326	1,990	2.52%	1.00%	2.00%	-5.58%	-4.61%
Franklin Mutual Shares VIP Fund -Class 2	128	12.104065	12.831752	1,607	3.17%	1.00%	1.75%	-6.60%	-5.89%
Franklin Small Cap Value VIP Fund -Class 2	54	20.848240	21.933613	1,161	0.62%	1.00%	1.75%	-9.01%	-8.31%
Franklin U.S. Government Securities VIP Fund -Class 2	167	10.696764	11.557627	1,883	2.42%	1.00%	2.00%	-1.53%	-0.53%
Templeton Foreign VIP Fund -Class 2	410	8.557348	9.246393	3,671	2.95%	1.00%	2.00%	-8.36%	-7.43%
Templeton Global Bond VIP Fund -Class 2	263	12.823884	13.723003	3,539	8.17%	1.00%	2.00%	-6.22%	-5.26%
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Service Shares	523	14.554783	15.726166	8,872	1.63%	1.00%	2.00%	-1.60%	-0.59%
Janus Aspen Enterprise Portfolio-Service Shares	176	15.527115	16.777185	3,419	0.80%	1.00%	2.00%	1.69%	2.73%
Janus Aspen Global Research Portfolio-Service Shares	8	15.845425	16.504076	124	0.56%	1.40%	1.70%	-4.19%	-3.90%
Janus Aspen Janus Portfolio-Service Shares	234	14.622706	15.799739	3,822	0.48%	1.00%	2.00%	2.97%	4.02%
Janus Aspen Overseas Portfolio-Service Shares	1,023	6.333573	6.843809	8,110	0.53%	1.00%	2.00%	-10.63%	-9.72%
Neuberger Berman Advisers Management Trust:
Guardian Portfolio-Class S	115	13.832133	14.663805	2,092	0.44%	1.00%	1.75%	-6.78%	-6.06%
Mid Cap Growth Portfolio-Class S (*)	22	9.680716	9.685726	210	0.00%	1.40%	1.70%	0.00%	0.00%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Service Shares	452	13.252067	14.318862	6,637	0.00%	1.00%	2.00%	1.20%	2.24%
Oppenheimer Conservative Balanced Fund/VA-Service Shares	76	9.671307	10.252734	1,018	2.06%	1.00%	1.75%	-1.19%	-0.44%
Oppenheimer Global Fund/VA-Service Shares	233	12.932653	13.973909	4,067	1.12%	1.00%	2.00%	1.60%	2.64%
Oppenheimer Main Street Fund®/VA-Service Shares	260	14.414368	15.574695	4,157	0.58%	1.00%	2.00%	1.04%	2.08%
Oppenheimer Main Street Small Cap Fund/VA-Service Shares	179	16.385947	17.430086	4,095	0.66%	1.00%	1.80%	-7.78%	-7.03%
PIMCO Variable Insurance Trust:
High Yield Portfolio - Administrative Class	281	13.166265	14.225885	4,159	5.48%	1.00%	2.00%	-3.61%	-2.63%
Real Return Portfolio - Administrative Class	496	10.927424	11.806870	6,176	4.20%	1.00%	2.00%	-4.65%	-3.68%
Total Return Portfolio - Administrative Class	1,110	12.460091	13.462857	15,062	5.08%	1.00%	2.00%	-1.56%	-0.55%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	39	16.199130	16.872272	658	0.00%	1.40%	1.70%	-0.46%	-0.16%
The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio - Class I	41	11.752879	12.459257	550	3.42%	1.00%	1.75%	-2.39%	-1.64%
Mid Cap Growth Portfolio - Class I	123	13.540197	14.403104	1,749	0.00%	1.00%	1.80%	-7.59%	-6.84%
U.S. Real Estate Portfolio - Class I	110	32.377884	34.185805	3,742	1.33%	1.40%	1.80%	0.33%	0.74%
Wilshire Variable Insurance Trust:
2015 ETF Fund	32	11.946649	12.664797	377	1.89%	1.00%	1.75%	-3.70%	-2.96%
2025 ETF Fund	66	11.551125	12.245510	772	1.81%	1.00%	1.75%	-3.99%	-3.25%
2035 ETF Fund	49	11.275462	11.953327	541	1.81%	1.00%	1.75%	-3.92%	-3.19%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:    Year ended unless otherwise noted.

    (*) Period from November 4, 2015 (commencement of operations) to December 31, 2015.

38

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2014				Year Ended December 31, 2014
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I	197	$16.000104	$17.113414	4,671	0.46%	1.00%	2.00%	7.56%	8.65%
Invesco V.I. Comstock Fund-Series I	425	14.791172	15.354232	6,432	1.47%	1.00%	2.00%	7.20%	8.29%
Invesco V.I. Core Equity Fund	29	15.744700	16.310261	477	0.89%	1.40%	1.80%	6.20%	6.63%
Invesco V.I. Diversified Dividend Fund	25	15.202226	15.373433	386	1.71%	1.40%	1.70%	10.91%	11.25%
Invesco V.I. Global Health Care Fund	51	26.648900	28.022663	1,416	0.00%	1.40%	1.80%	17.52%	17.99%
Invesco V.I. Global Real Estate Fund-Series II	335	10.327324	11.046104	3,628	1.50%	1.00%	2.00%	12.06%	13.20%
Invesco V.I. Government Securities Fund	46	12.581808	13.064754	600	3.44%	1.40%	1.70%	2.12%	2.43%
IInvesco V.I. International Growth Fund	291	10.654864	11.396304	3,242	1.66%	1.00%	2.00%	-1.91%	-0.91%
Invesco V.I. Managed Volatility Fund	62	22.537970	23.537307	1,465	2.70%	1.40%	1.80%	18.06%	18.54%
Invesco V.I. Mid Cap Core Equity Fund-Series II	127	12.975156	13.878048	1,996	0.00%	1.00%	2.00%	2.09%	3.13%
Invesco V.I. Mid Cap Growth Fund-Series II	322	13.759236	14.139097	4,512	0.00%	1.00%	2.00%	5.54%	6.61%
Invesco V.I. Small Cap Equity Fund-Series II	191	15.546223	16.628081	3,040	0.00%	1.00%	2.00%	0.31%	1.34%
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	87	6.354518	6.704994	575	3.55%	1.00%	1.80%	-8.15%	-7.40%
American Century Variable Portfolios - Class I:
Capital Appreciation Fund	167	10.770019	10.826501	1,801	0.00%	1.00%	1.75%	0.00%	0.00%
Large Company Value Fund	288	13.319903	14.246766	4,129	1.31%	1.00%	2.00%	10.52%	11.64%
Mid Cap Value Fund	160	18.060848	19.317396	3,193	1.04%	1.00%	2.00%	13.91%	15.08%
Ultra Fund	15	16.407916	16.833305	257	0.21%	1.40%	1.65%	8.02%	8.29%
Calamos Advisors Trust:
Growth and Income Portfolio	154	13.289641	13.981810	2,098	0.97%	1.00%	1.75%	4.97%	5.78%
Davis Variable Account Fund, Inc.:
Value Portfolio	575	12.414630	13.099023	7,348	0.95%	1.00%	1.80%	4.15%	5.00%
Deutsche Variable Series II - Class A:
Global Growth VIP	12	9.713017	10.219099	116	1.01%	1.00%	1.75%	-1.64%	-0.89%
Deutsche Variable Series II - Class B:
Small Mid Cap Value VIP	21	15.214735	15.765395	322	0.48%	1.00%	1.75%	3.25%	4.04%
Dreyfus Investment Porfolios:
MidCap Stock Portfolio-Service Shares	14	16.739989	17.611971	226	0.71%	1.00%	1.75%	9.80%	10.64%
Technology Growth Portfolio-Initial Shares	26	19.351411	19.955171	515	0.00%	1.40%	1.70%	5.01%	5.33%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares	91	16.034270	16.917974	1,725	0.84%	1.00%	1.80%	11.10%	12.00%
Dreyfus Stock Index Fund, Inc. - Service Shares	1,174	14.587507	15.602486	21,312	1.49%	1.00%	2.00%	10.84%	11.97%
Dreyfus Variable Investment Fund:
Money Market Portfolio	2,166	0.881017	0.947141	2,064	0.00%	1.00%	2.00%	-2.23%	-1.06%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	40	19.284477	20.278493	800	1.56%	1.40%	1.80%	5.89%	6.32%
ALPS Variable Investment Trust
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	1,182	11.545973	12.558654	14,259	1.17%	0.75%	2.00%	2.42%	3.73%
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	315	10.929892	11.499075	3,553	0.95%	1.00%	1.75%	0.97%	1.74%
Ibbotson Growth ETF Asset Allocation Portfolio-Class II	2,092	11.749683	12.361694	25,266	0.99%	1.00%	1.75%	2.74%	3.53%
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II	612	11.127293	11.901474	7,110	1.08%	1.00%	2.00%	1.24%	2.27%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery Fund-Class 2	136	18.004943	18.852938	2,517	2.12%	1.00%	1.80%	3.81%	4.65%
Franklin Mutual Shares Fund-Class 2	132	12.959512	13.634486	1,766	1.70%	1.00%	1.75%	5.25%	6.05%
Franklin Small Cap Value Fund-Class 2	50	22.912180	23.922252	1,184	0.60%	1.00%	1.75%	-1.19%	-0.43%
Franklin U.S. Government Securities Fund-Class 2	161	10.863509	11.619207	1,839	2.71%	1.00%	2.00%	1.32%	2.35%
Templeton Foreign VIP Fund-Class 2 -Class 2	286	9.338307	9.988198	2,765	1.57%	1.00%	2.00%	-12.91%	-12.02%
Templeton Global Bond Fund-Class 2	265	13.674320	14.485141	3,772	5.38%	1.00%	2.00%	-0.20%	0.82%
Janus Aspen Series:
Balanced Portfolio-Service Shares	495	14.791079	15.819998	8,600	1.60%	1.00%	2.00%	6.07%	7.16%
Enterprise Portfolio-Service Shares	153	15.268778	16.331381	2,957	0.03%	1.00%	2.00%	10.00%	11.12%
Global Research Portfolio-Service Shares	8	16.538392	17.173467	142	0.93%	1.40%	1.70%	5.36%	5.68%
Janus Portfolio-Service Shares	250	14.200439	15.188463	3,952	0.22%	1.00%	2.00%	10.48%	11.61%
Overseas Portfolio-Service Shares	932	7.086874	7.580331	8,441	6.11%	1.00%	2.00%	-13.86%	-12.98%
Morgan Stanley - The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio - Class I	44	12.040573	12.667505	617	3.13%	1.00%	1.75%	5.97%	6.78%
Mid Cap Growth Portfolio - Class I	126	14.652535	15.460290	1,924	0.00%	1.00%	1.80%	0.13%	0.95%
U.S. Real Estate Portfolio - Class I	118	32.270904	33.934729	3,978	1.42%	1.40%	1.80%	27.39%	27.91%
Neuberger Berman Advisers Management Trust :
Guardian Portfolio-Class S	127	24.011314	15.610465	2,469	0.26%	1.00%	1.80%	6.93%	7.80%
Small Cap Growth Portfolio-Class S	12	17.655170	18.332994	220	0.00%	1.40%	1.70%	1.71%	2.02%
Oppenheimer Variable Account Funds:
Capital Appreciation Fund/VA-Service Shares	444	13.094533	14.005707	6,409	0.18%	1.00%	2.00%	12.83%	13.98%
Capital Income Fund/VA-Service Shares	84	9.788110	10.297920	1,150	1.82%	1.00%	1.75%	6.13%	6.94%
Global Fund/VA-Service Shares	216	12.729142	13.615025	3,791	0.85%	1.00%	2.00%	0.01%	1.04%
Main Street Fund®/VA-Service Shares	210	14.265353	15.257954	3,367	0.57%	1.00%	2.00%	8.19%	9.30%
Main Street Small Cap Fund®/VA-Service Shares	188	17.769141	18.748615	4,707	0.67%	1.00%	1.80%	9.64%	10.54%
PIMCO Variable Insurance Trust:
High Yield Portfolio - Administrative Class	281	13.659747	14.609923	4,300	5.30%	1.00%	2.00%	1.28%	2.32%
Real Return Portfolio - Administrative Class	495	11.460554	12.257725	6,447	1.45%	1.00%	2.00%	1.04%	2.07%
Total Return Portfolio - Administrative Class	1,095	12.657370	13.537823	15,022	2.22%	1.00%	2.00%	2.20%	3.24%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	46	16.274128	16.898871	774	0.00%	1.40%	1.70%	1.05%	1.36%
Wilshire Variable Insurance Trust:
2015 ETF Fund	41	12.405253	13.051281	511	1.92%	1.00%	1.75%	2.95%	3.73%
2025 ETF Fund	67	12.030604	12.657131	819	1.27%	1.00%	1.75%	3.28%	4.07%
2035 ETF Fund	42	11.735535	12.346766	488	1.24%	1.00%	1.75%	3.55%	4.34%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

39

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2013				Year Ended December 31, 2013
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Invesco Variable Insurance Funds:
American Value Fund-Series I Shares	184	$14.876143	$15.750490	$4,170	0.70%	1.00%	2.00%	31.58%	32.92%
Comstock Fund-Series I Shares	327	13.797970	14.178510	4,575	1.67%	1.00%	2.00%	33.26%	34.61%
Core Equity Fund-Series I Shares	28	14.825523	15.295791	428	1.57%	1.40%	1.80%	26.92%	27.44%
Diversified Dividend Fund-Series I Shares	24	13.706829	13.819067	335	2.37%	1.40%	1.70%	28.81%	29.20%
Global Health Care Fund-Series I Shares	57	22.676914	23.749284	1,342	0.70%	1.40%	1.80%	38.01%	38.57%
Invesco V.I. Small Cap Equity Fund-Series I Shares	206	15.497700	16.408658	3,250	0.01%	1.00%	2.00%	34.72%	36.09%
Invesco V.I. Global Real Estate Fund-Series II Shares	290	9.216104	9.758007	2,780	4.20%	1.00%	2.00%	0.39%	1.41%
Government Securities Fund-Series II Shares	51	12.321153	12.755201	640	3.13%	1.40%	1.70%	-4.51%	-4.22%
International Growth Fund-Series II Shares	151	10.862538	11.501015	1,698	1.00%	1.00%	2.00%	16.34%	17.53%
Mid Cap Core Equity Fund-Series II Shares	135	12.710064	13.457130	2,022	1.87%	1.00%	2.00%	25.90%	27.18%
Mid Cap Growth Fund-Series II Shares	320	13.037388	13.261911	4,215	0.22%	1.00%	2.00%	33.87%	35.24%
Utilities Fund-Series II Shares	73	19.089966	19.855634	1,456	2.70%	1.40%	1.80%	8.53%	8.97%
AllianceBernstein Variable Products Series:
International Value Portfolio-Class B	84	6.917999	7.240513	597	6.07%	1.00%	1.80%	20.52%	21.50%
ALPS Variable Investment Trust
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	1,196	11.273090	12.107425	13,972	1.39%	0.75%	2.00%	9.62%	11.02%
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	380	10.825055	11.302473	4,225	1.11%	1.00%	1.75%	0.77%	1.54%
Ibbotson Growth ETF Asset Allocation Portfolio-Class II	2,291	11.435818	11.940301	26,721	1.21%	1.00%	1.75%	14.51%	15.38%
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II	693	10.991287	11.637224	7,901	1.51%	1.00%	2.00%	5.19%	6.26%
American Century Variable Portfolios - Class I:
Large Company Value Fund-Class II	240	12.052405	12.760836	3,099	1.39%	1.00%	2.00%	28.42%	29.73%
Mid Cap Value Fund-Class II	134	15.854764	16.786567	2,364	1.09%	1.00%	2.00%	27.30%	28.60%
Ultra Fund	13	15.190331	15.544679	205	0.43%	1.40%	1.65%	34.66%	35.00%
Vista FundSM -Class I	119	10.881688	11.361810	1,673	0.00%	1.00%	1.75%	27.90%	28.87%
Calamos Advisors Trust:
Growth and Income Portfolio	160	12.659917	13.218350	2,058	1.09%	1.00%	1.75%	14.36%	15.23%
Davis Variable Account Fund, Inc.:
Value Portfolio	581	11.919937	12.475401	7,076	0.93%	1.00%	1.80%	31.03%	32.09%
Dreyfus Investment Porfolios:
MidCap Stock Portfolio-Service Shares	12	15.245251	15.917826	179	1.39%	1.00%	1.75%	32.34%	33.35%
Technology Growth Portfolio-Initial Shares	29	18.428638	18.945844	547	0.00%	1.40%	1.70%	30.55%	30.95%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares	87	14.432782	15.105175	1,495	1.05%	1.00%	1.80%	31.59%	32.66%
Dreyfus Stock Index Fund, Inc. - Service Shares	1,157	13.160594	13.934110	19,036	1.63%	1.00%	2.00%	29.07%	30.39%
Dreyfus Variable Investment Fund\:
Money Market Portfolio	2,715	0.901146	0.957299	2,620	0.00%	1.00%	2.00%	-2.19%	-1.05%
Dreyfus Variable Investment Fund:
Appreciation Portfolio - Service Shares	43	18.212527	19.073656	818	1.72%	1.40%	1.80%	18.65%	19.13%
DWS Variable Series II:
Global Growth VIP - Class A	9	9.874637	10.310390	94	1.18%	1.00%	1.75%	19.94%	20.86%
Small Mid Cap Value VIP - Class B	19	14.735277	15.152851	290	0.53%	1.00%	1.75%	32.34%	33.35%
Franklin Templeton Variable Insurance Products Trust :
Franklin Small Cap Value Securities Fund-Class 2	43	23.188063	24.026733	1,021	1.23%	1.00%	1.75%	33.86%	34.88%
Franklin U.S. Government Fund-Class 2	178	10.722334	11.352345	1,979	2.70%	1.00%	2.00%	-4.19%	-3.22%
Mutual Global Discovery Securities Fund-Class 2	130	17.344841	18.014968	2,304	2.48%	1.00%	1.80%	25.32%	26.34%
Mutual Shares Securities Fund-Class 2	272	12.142874	12.856539	3,424	2.36%	1.00%	2.00%	25.70%	26.98%
Templeton Foreign Securities Fund-Class 2	177	10.722616	11.352863	1,977	2.26%	1.00%	2.00%	20.51%	21.74%
Templeton Global Bond Securities Fund-Class 2	217	13.702224	14.368039	3,080	5.15%	1.00%	2.00%	-0.40%	0.61%
Janus Aspen Series:
Balanced Portfolio-Service Shares	464	13.944187	14.763525	7,651	1.97%	1.00%	2.00%	17.41%	18.61%
Enterprise Portfolio-Service Shares	127	13.881069	14.697126	2,363	0.35%	1.00%	2.00%	29.40%	30.72%
Global Research Portfolio-Service Shares	9	15.697195	16.250418	151	1.06%	1.40%	1.70%	25.90%	26.28%
Janus Portfolio-Service Shares	238	12.853540	13.608993	3,441	0.64%	1.00%	2.00%	27.40%	28.70%
Overseas Portfolio-Service Shares	885	8.227177	8.711021	9,385	3.02%	1.00%	2.00%	12.00%	13.14%
Morgan Stanley - The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio - Class I	46	11.362491	11.863535	602	3.83%	1.00%	1.75%	-2.06%	-1.31%
Mid Cap Growth Portfolio - Class I	119	14.633190	15.315065	1,812	0.32%	1.00%	2.00%	35.01%	36.11%
U.S. Real Estate Portfolio - Class I	121	25.332591	26.530815	3,208	1.15%	1.40%	1.80%	0.22%	0.62%
Neuberger Berman Advisers Management Trust :
Guardian Portfolio-Class S	124	22.455470	14.480985	2,302	0.67%	1.00%	1.80%	36.11%	37.22%
Small-Cap Growth Portfolio-Class S	11	17.358069	17.969669	204	0.00%	1.40%	1.70%	43.36%	43.79%
Oppenheimer Variable Account Funds:
Capital Appreciation Fund/VA-Service Shares	410	11.606023	12.288249	5,242	0.71%	1.00%	2.00%	26.84%	28.14%
Capital Income Fund/VA-Service Shares	86	9.223171	9.630039	1,111	2.20%	1.00%	1.75%	10.86%	11.71%
Global Fund/VA-Service Shares	210	12.727357	13.475550	3,712	1.17%	1.00%	2.00%	24.45%	25.72%
Main Street Fund®-Service Shares	217	13.185239	13.960206	3,203	0.87%	1.00%	2.00%	28.81%	30.13%
Main Street Small Cap Fund®-Service Shares	168	28.008519	16.961275	4,133	0.71%	1.00%	1.80%	38.09%	39.22%
PIMCO Variable Insurance Trust:
High Yield Portfolio - Administrative Class	268	13.486457	14.278857	4,075	5.51%	1.00%	2.00%	3.63%	4.69%
Real Return Portfolio - Administrative Class	508	11.342776	12.009172	6,614	1.63%	1.00%	2.00%	-11.03%	-10.13%
Total Return Portfolio - Administrative Class	1,053	12.385276	13.112983	14,143	2.25%	1.00%	2.00%	-3.92%	-2.94%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	48	16.105404	16.672844	802	0.00%	1.40%	1.70%	15.46%	15.81%
Wilshire Variable Insurance Trust:
2015 ETF Fund	30	12.050364	12.581836	364	2.03%	1.00%	1.75%	8.45%	9.27%
2025 ETF Fund	64	11.648640	12.162403	751	2.05%	1.00%	1.75%	10.25%	11.09%
2035 ETF Fund	39	11.333373	11.833302	425	2.19%	1.00%	1.75%	12.96%	13.83%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:    Year ended unless otherwise noted.

40

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2017, 2016 and 2015

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2017, 2016 and 2015

Report of Independent Registered Public Accounting Firm

Board of Directors

Annuity Investors Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of American Financial Group, Inc., as of December 31, 2017 and 2016, the related statements of earnings, comprehensive income, changes in shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2017 (collectively referred to as the “consolidated financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due from error or fraud. The Company is not required to have, nor were we engaged to perform, and audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1961

April 27, 2018

Cincinnati, Ohio

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEET

(Dollars in Thousands, Except Share Data)

	December 31
	2017	2016
Assets:
Cash and cash equivalents	$74,892	$41,153
Investments:
Fixed maturities, available for sale at fair value
(amortized cost - $2,366,739 and $2,319,233)	2,458,766	2,387,341
Equity securities - available for sale - at fair value
Common stocks (cost - $5,209 and $5,517)	5,902	5,573
Perpetual preferred stocks (cost - $1,000 and $1,000)	1,069	993
Policy loans	57,048	58,267

Total cash and investments	2,597,677	2,493,327
Deferred policy acquisition costs:
(including the impact of unrealized gains on securities of $36,567 and $28,492)	88,638	94,029
Accrued investment income	25,278	24,380
Variable annuity assets (separate accounts)	644,496	600,064
Current federal income tax due from affiliate	634	—
Equity options - fixed indexed annuities	17,698	13,411
Funds held as collateral	40	40
Other assets	1,656	2,315

Total assets	$3,376,117	$3,227,566

Liabilities and Equity:
Annuity benefits accumulated:
(including the impact of unrealized gains on securities of $2,035 and $1,195)	$2,288,856	$2,235,359
Variable annuity liabilities (separate accounts)	644,496	600,064
Current federal income tax payable to affiliate	—	1,214
Liability for funds held as collateral	40	40
Net deferred tax liabilities	24,462	34,401
Other liabilities	13,776	4,484

Total liabilities	2,971,630	2,875,562
Shareholder’s Equity:
Common stock, par value - $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	176,909
Retained earnings	182,268	147,589
Accumulated other comprehensive income, net of tax	42,810	25,006

Total shareholder’s equity	404,487	352,004

Total liabilities and equity	$3,376,117	$3,227,566

See notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF EARNINGS

(In Thousands)

	Year ended December 31
	2017	2016	2015
Revenues:
Net investment income	$111,820	$112,929	$113,897
Realized gains on securities (*)	2,565	4,103	1,538
Policy charges	12,540	12,603	13,746
Other income	1,399	1,373	1,490

Total revenues	128,324	131,008	130,671

Costs and Expenses:
Annuity benefits	61,328	60,648	58,825
Insurance acquisition expenses, net	13,765	24,210	21,327
Other expenses	14,865	14,639	14,711

Total costs and expenses	89,958	99,497	94,863

Earnings before income taxes	38,366	31,511	35,808
Provision for income taxes	(3,899)	10,175	11,758

Net Earnings Attributable to Shareholder	$42,265	$21,336	$24,050

(*) Consists of the following:
Realized gains before impairments	$2,978	$4,443	$2,620
Losses on securities with impairment	(563)	(303)	(1,046)
Non-credit portion of impairment recognized in other comprehensive income (loss)	150	(37)	(36)

Impairment impact recognized in earnings	(413)	(340)	(1,082)

Total realized gains on securities	$2,565	$4,103	$1,538

See notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF COMPREHENSIVE INCOME

(In Thousands)

	Year ended December 31
	2017	2016	2015
Comprehensive Income (Loss):
Net earnings	$42,265	$21,336	$24,050
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Unrealized holding gains (losses) on securities arising during the period	11,885	4,461	(24,029)
Reclassification adjustment for realized gains included in net earnings	(1,667)	(2,667)	(1,000)

Total net unrealized gains (losses) on securities	10,218	1,794	(25,029)

Total comprehensive income (loss), net of tax	$52,483	$23,130	$(979)

See notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN SHAREHOLDER’S EQUITY

(Dollars in Thousands)

	Common Shares	Common Stock and Capital Surplus	Retained Earnings	Accumulated Other Comp Inc. (Loss)	Total Shareholder’s Equity
Balance at December 31, 2014	20,000	$179,409	$102,203	$48,241	$329,853
Net earnings	—	—	24,050	—	24,050
Other comprehensive loss	—	—	—	(25,029)	(25,029)

Balance at December 31, 2015	20,000	$179,409	$126,253	$23,212	$328,874

Net earnings	—	—	21,336	—	21,336
Other comprehensive income	—	—	—	1,794	1,794

Balance at December 31, 2016	20,000	$179,409	$147,589	$25,006	$352,004

Net earnings	—	—	42,265	—	42,265
Other comprehensive income	—	—	—	10,218	10,218
Impact of the U.S. Federal tax rate change on AOCI	—	—	(7,586)	7,586	—

Balance at December 31, 2017	20,000	$179,409	$182,268	$42,810	$404,487

See notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS

(In Thousands)

	Year ended December 31
	2017	2016	2015
Operating Activities:
Net earnings	$42,265	$21,336	$24,050
Adjustments:
Depreciation and amortization	(6,257)	(5,777)	(5,792)
Annuity benefits	61,328	60,648	58,825
Realized gains on investments	(2,565)	(4,103)	(1,538)
Deferred annuity policy acquisition costs	(12,086)	(9,995)	(10,703)
Amortization of insurance acquisition costs	9,212	19,716	16,405
Change in:
Accrued investment income	(898)	(870)	(826)
Payables to affiliates, net	(17,289)	(4,470)	3,427
Funds held as collateral	—	350	2,830
Other assets	516	(463)	(861)
Liability for funds held as collateral	—	(350)	(2,830)
Other liabilities	(221)	261	(648)
Other operating activities, net	(570)	(72)	(61)

Net cash provided by operating activities	73,435	76,211	82,278

Investing Activities:
Purchases of:
Fixed maturities	(390,863)	(415,832)	(310,601)
Equity securities	199	(133)	(1,000)
Equity options - fixed indexed annuities	(11,006)	(9,536)	(9,016)
Proceeds from:
Maturities and redemptions of fixed maturities	337,079	345,808	226,121
Sales of fixed maturities	24,260	41,801	18,407
Sales of equity maturities	205	—	1,000
Exercise of equity options - fixed indexed annuities	18,443	6,792	12,084
Other investing activities, net	1,219	979	1,150

Net cash used in investing activities	(20,464)	(30,121)	(61,855)

Financing Activities:
Annuity receipts	211,398	193,476	215,589
Annuity surrenders, benefits and withdrawals	(284,666)	(268,385)	(272,375)
Net transfers from variable annuity assets	54,036	41,802	42,635

Net cash used in financing activities	(19,232)	(33,107)	(14,151)

Net Change in Cash and Cash Equivalents	33,739	12,983	6,272
Cash and cash equivalents at beginning of year	41,153	28,170	21,898

Cash and cash equivalents at end of year	$74,892	$41,153	$28,170

See notes to financial statements.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

A.	Accounting Policies

Basis of Presentation Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the State of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).

AILIC’s products include fixed, fixed-indexed and variable annuities. The products are marketed in 48 states and the District of Columbia to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions. The Company operates in a single segment called Annuity.

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Events or transactions occurring subsequent to December 31, 2017, and prior to April 27, 2018 have been evaluated for potential recognition or disclosure herein.

Fair Value Measurements Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. AILIC did not have any significant nonrecurring fair value measurements of nonfinancial assets and liabilities in 2017 or 2016.

Investments Fixed maturity and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in accumulated other comprehensive income (“AOCI”) in AILIC’s Balance Sheet. Policy loans are carried primarily at the aggregate unpaid balance.

In January 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-01, which, among other things, will require all equity securities currently classified as “available for sale” to be reported at fair value, with holding gains and losses recognized in net earnings, instead of AOCI. AILIC will be required to adopt this guidance effective January 1, 2018. At the date of adoption, the $0.6 million net unrealized gain on equity securities included in AOCI as of December 31, 2017 will be reclassified to retained earnings as the cumulative effect of an accounting change.

Premiums and discounts on fixed maturity securities are amortized using the effective interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses) on securities) and the cost basis of that investment is reduced. If management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: (i) the amount related to credit losses (recorded in earnings) and (ii) the amount related to all other factors (recorded in other comprehensive income). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value.

Derivatives Derivatives included in AILIC’s Balance Sheet are recorded at fair value. Changes in fair value of derivatives are included in earnings, unless the derivatives are designated and qualify as highly effective cash flow hedges. Derivatives that do not qualify for hedge accounting under GAAP consist primarily of (i) components of certain fixed maturity securities (primarily interest-only MBS) and (ii) the equity-based component of certain annuity products (included in annuity benefits accumulated) and related call options designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those annuity products.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

To qualify for hedge accounting, at the inception of a derivative contract, AILIC formally documents the relationship between the terms of the hedge and the hedged items and its risk management objective. This documentation includes defining how hedge effectiveness and ineffectiveness will be measured on a retrospective and prospective basis.

Changes in the fair value of derivatives that are designated and qualify as highly effective cash flow hedges are recorded in AOCI and are reclassified into earnings when the variability of the cash flows from the hedged items impacts earnings. Any hedge ineffectiveness is immediately recorded in current period earnings. When the change in the fair value of a qualifying cash flow hedge is included in earnings, it is included in the same line item in the Statement of Earnings as the cash flows from the hedged item.

Deferred Policy Acquisition Costs (“DPAC”) Policy acquisition costs (principally commissions, premium taxes and certain underwriting and policy issuance costs) directly related to the successful acquisition or renewal of an insurance contract are deferred. DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.

DPAC related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margin (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other annuity policy charges, less death, annuitization and guaranteed withdrawal benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses) on securities.

DPAC and certain other balance sheet amounts related to the annuity business are also adjusted, net of tax, for the change in expense that would have been recorded if the unrealized gains (losses) from securities had actually been realized. These adjustments are included in unrealized gains (losses) on marketable securities, a component of AOCI in AILIC’s Balance Sheet.

Funds Held as Collateral AILIC receives collateral from its counterparties to support its purchased equity index call option assets. The fair value of this collateral is recorded as an asset and the offsetting obligation to return the collateral is recorded as a liability.

Annuity Benefits Accumulated Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to annuity benefit expense and decreases for policy charges are credited to policy charges revenue.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses, guaranteed withdrawals and excess benefits expected to be paid on future deaths and annuitizations (“EDAR”). The liabilities for EDAR and guaranteed withdrawals are accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and annuity policy charges, and unearned revenues once they are recognized as income.

Reserves for traditional fixed annuities are generally recorded at the stated account value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.

Variable Annuity Assets and Liabilities Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

The Company’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Income Taxes The Company has an intercompany tax allocation agreement with AFG. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.

Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. A valuation allowance is established to reduce total deferred tax assets to an amount that will more likely than not be realized.

AILIC recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained under examination by the appropriate taxing authority. Interest and penalties on AILIC’s reserve for uncertain tax positions are recognized as a component of tax expense.

The effect of a change in tax rates on deferred tax assets and liabilities is recorded in net earnings in the period that includes the enactment date. This includes the impact on deferred tax assets or liabilities established through AOCI, which results in an amount equal to the difference between the deferred tax at the historical corporate rate and the newly enacted rate stranded in AOCI. As permitted under guidance adopted effective December 31,2017 (ASU 2018-02), AILIC reclassified the $7.6 million stranded in AOCI from accounting for the Tax Cuts and Jobs Act of 2017 to retained earnings at December 31, 2017. See Note H — “Income Taxes” for further information.

Benefit Plans AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.

Statement of Cash Flows For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from owners and providing them with a return on their investments. Annuity receipts, surrenders, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

B.	Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include separate account assets, corporate and municipal fixed maturity securities, asset-backed securities, MBS and equity index call options priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Level 3 - Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information at the valuation date. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

AFG’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. The Company’s internal investment professionals are a group of approximately 25 analysts whose primary responsibility is to manage AFG’s investment portfolio. These professionals monitor individual investments as well as overall industries and are active in the financial markets on a daily basis. The group is led by AFG’s chief investment officer, who reports directly to one of AFG’s Co-CEOs. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by AFG’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing services regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Assets and liabilities measured and carried at fair value in the financial statements are summarized below (in thousands):

December 31, 2017	Level 1	Level 2	Level 3	Total
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$1,480	$5,057	$—	$6,537
States, municipalities and political subdivisions	—	390,250	—	390,250
Residential MBS	—	153,601	5,282	158,883
Commercial MBS	—	72,950	450	73,400
Asset-backed securities	—	325,972	823	326,795
Corporate and other	—	1,491,786	11,115	1,502,901

Total AFS fixed maturities	1,480	2,439,616	17,670	2,458,766
Equity securities:
Common stocks	5,902	—	—	5,902
Perpetual preferred stocks	1,069	—	—	1,069
Variable annuity assets (separate accounts) (*)	—	644,496	—	644,496
Equity options - fixed indexed annuities	—	17,698	—	17,698

Total assets accounted for at fair value	$8,451	$3,101,810	$17,670	$3,127,931

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$89,002	$89,002

Total liabilities accounted for at fair value	$—	$—	$89,002	$89,002

December 31, 2016	Level 1	Level 2	Level 3	Total
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$1,493	$5,770	$—	$7,263
States, municipalities and political subdivisions	—	378,087	—	378,087
Residential MBS	—	190,975	8,800	199,775
Commercial MBS	—	130,695	1,395	132,090
Asset-backed securities	—	267,061	15,479	282,540
Corporate and other	—	1,369,902	17,684	1,387,586

Total AFS fixed maturities	1,493	2,342,490	43,358	2,387,341
Equity securities:
Common stocks	5,573	—	—	5,573
Perpetual preferred stocks	993	—	—	993
Variable annuity assets (separate accounts) (*)	—	600,064	—	600,064
Equity options - fixed indexed annuities	—	13,411	—	13,411

Total assets accounted for at fair value	$8,059	$2,955,965	$43,358	$3,007,382

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$67,794	$67,794

Total liabilities accounted for at fair value	$—	$—	$67,794	$67,794

(*)	Variable annuity liabilities equal the fair value of variable annuity assets.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

There were no material transfers between Level 1 and Level 2 in 2017, 2016 or 2015. Less than 1% of total assets carried at fair value on December 31, 2017, were Level 3 assets. Approximately 32% of the Level 3 assets were MBS whose fair values were determined primarily using non-binding broker quotes for which there is a lack of transparency as to the inputs used to determine fair value. Details as to the quantitative inputs are neither provided by the brokers nor otherwise reasonably obtainable by AILIC. Since internally developed Level 3 asset fair values represent less than 1% of AILIC’s shareholder’s equity, any justifiable changes in unobservable inputs used to determine internally developed fair values would not have a material impact on AILIC’s financial position.

The only significant Level 3 assets or liabilities carried at fair value in the financial statements that were not measured using broker quotes are the derivatives embedded in AILIC’s fixed-indexed annuity liabilities, which are measured using a discounted cash flow approach and had a fair value of $89.0 million at December 31, 2017. The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives. See Note E — “Derivatives.”

Unobservable Input	Range
Adjustment for credit risk	0.2% - 2.0% over the risk free rate
Risk margin for uncertainty in cash flows	0.7% reduction in the discount rate
Surrenders	5% - 16% of indexed account value
Partial surrenders	2% - 4% of indexed account value
Annuitizations	0.1% - 1.0% of indexed account value
Deaths	0.5% - 7.0% of indexed account value
Budgeted option costs	2.2% - 3.1% of indexed account value

The range of adjustments for credit risk reflects credit spread variations across the yield curve. The range of projected surrender rates reflects the specific surrender charges and other features of AILIC’s individual fixed-indexed annuity products with an expected range of 8% to 10% in the majority of future calendar years (5% to 16% over all periods). Increasing the budgeted option cost or risk margin for uncertainty in cash flow assumptions in the table above would increase the fair value of the fixed-indexed annuity embedded derivatives, while increasing any of the other unobservable inputs in the table above would decrease the fair value of the embedded derivatives.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2017, 2016, and 2015 are presented below (in thousands). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2016	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2017
AFS fixed maturities:
Residential MBS	$8,800	$308	$(74)	$—	$(2,167)	$2,938	$(4,523)	$5,282
Commercial MBS	1,395	71	(16)	—	(1,000)	—	—	450
Asset-backed securities	15,479	(455)	(169)	1,999	(4,484)	—	(11,547)	823
Corporate and other	17,684	47	145	3,000	(2,980)	2,045	(8,826)	11,115
Embedded derivatives (*)	(67,794)	(14,694)	—	(11,216)	4,702	—	—	(89,002)

(*)	Total realized/unrealized gains (losses) included in net earnings (loss) for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $0.2 million in 2017.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2015	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2016
AFS fixed maturities:
Residential MBS	$12,220	$722	$(177)	$734	$(2,754)	$—	$(1,945)	$8,800
Commercial MBS	3,177	(22)	(57)	—	(981)	—	(722)	1,395
Asset-backed securities	13,779	(13)	(38)	2,000	(2,338)	4,689	(2,600)	15,479
Corporate and other	17,017	(5)	(747)	—	(1,025)	2,444	—	17,684
Embedded derivatives (*)	(58,172)	(8,600)	—	(5,554)	4,532	—	—	(67,794)

(*)	Total realized/unrealized gains (losses) included in net earnings (loss) for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $2.1 million in 2016.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2014	Net earnings (loss)	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2015
AFS fixed maturities:
Residential MBS	$20,310	$498	$(42)	$—	$(2,440)	$2,221	$(8,327)	$12,220
Commercial MBS	3,615	(46)	(132)	—	(260)	—	—	3,177
Asset-backed securities	14,899	(14)	(68)	1,000	(4,342)	4,205	(1,901)	13,779
Corporate and other	17,228	232	(413)	—	(1,967)	1,937	—	17,017
Embedded derivatives (*)	(55,653)	(841)	—	(5,569)	3,891	—	—	(58,172)

(*)	Total realized/unrealized gains (losses) included in net earnings (loss) for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $1.0 million in 2015.

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Fair Value of Financial Instruments The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements at December 31 are summarized below (in thousands):

	Carrying Value	Fair Value	Level 1	Level 2	Level 3
2017
Financial assets:
Cash and cash equivalents	$74,892	$74,892	$74,892	$—	$—
Policy loans	57,048	57,048	—	—	57,048

Total financial assets not accounted for at fair value	$131,940	$131,940	$74,892	$—	$57,048

Financial liabilities:
Annuity benefits accumulated (*)	$2,279,441	$2,232,018	$—	$—	$2,232,018

Total financial liabilities not accounted for at fair value	$2,279,441	$2,232,018	$—	$—	$2,232,018

2016
Financial assets:
Cash and cash equivalents	$41,153	$41,153	$41,153	$—	$—
Policy loans	58,267	58,267	—	—	58,267

Total financial assets not accounted for at fair value	$99,420	$99,420	$41,153	$—	$58,267

Financial liabilities:
Annuity benefits accumulated (*)	$2,226,094	$2,170,494	$—	$—	$2,170,494

Total financial liabilities not accounted for at fair value	$2,226,094	$2,170,494	$—	$—	$2,170,494

(*)	Excludes $9,415 and $9,265 of life contingent annuities in the payout phase at December 31, 2017 and 2016, respectively.

The carrying amount of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. The fair value of annuity benefits accumulated was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

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C.	Balance Sheet Impact of Net Unrealized Gains on Securities

In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs and certain other balance sheet amounts related to the annuity business be adjusted to the extent that unrealized gains and losses from securities would result in adjustment to those balances had the unrealized gains or losses actually been realized. The following table shows (in thousands) the components of the net unrealized gain on securities is included in AOCI in AILIC’s Balance Sheet:

	Asset (Liability) before Unrealized	Impact of Unrealized Gains	Carrying Value of Asset (Liability)
December 31, 2017
Fixed maturities	$2,366,739	$92,027	$2,458,766
Equity securities (*)	6,209	762	6,971
Deferred policy acquisition costs	125,205	(36,567)	88,638
Annuity benefits accumulated	(2,286,821)	(2,035)	(2,288,856)

Unrealized gain, pretax		54,187
Deferred tax on unrealized gain		(11,377)

Unrealized gain, after tax (included in AOCI)		$42,810

December 31, 2016
Fixed maturities	$2,319,233	$68,108	$2,387,341
Equity securities	6,517	49	6,566
Deferred policy acquisition costs	122,521	(28,492)	94,029
Annuity benefits accumulated	(2,234,164)	(1,195)	(2,235,359)

Unrealized gain, pretax		38,470
Deferred tax on unrealized gain		(13,464)

Unrealized gain, after tax (included in AOCI)		$25,006

(*)	As discussed in Note A — “Accounting Policies — Investments,” effective January 1, 2018, all equity securities currently classified as “available for sale” will be required to be carried at fair value through net earnings instead of AOCI.

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D.	Investments

Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2017				2016
	Amortized Cost	Fair Value	Gross Unrealized		Amortized Cost	Fair Value	Gross Unrealized
			Gains	Losses			Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$6,309	$6,537	$231	$(3)	$6,909	$7,263	$354	$—
States, municipalities and political subdivisions	376,965	390,250	14,290	(1,005)	368,401	378,087	13,367	(3,681)
Residential MBS	138,951	158,883	20,164	(232)	180,346	199,775	20,039	(610)
Commercial MBS	70,677	73,400	2,774	(51)	128,042	132,090	4,155	(107)
Asset-backed securities	324,251	326,795	3,644	(1,100)	283,809	282,540	1,461	(2,730)
Corporate and other	1,449,586	1,502,901	55,618	(2,303)	1,351,726	1,387,586	45,164	(9,304)

Total fixed maturities	$2,366,739	$2,458,766	$96,721	$(4,694)	$2,319,233	$2,387,341	$84,540	$(16,432)

Common stocks	$5,209	$5,902	$693	$—	$5,517	$5,573	$239	$(183)

Perpetual preferred stocks	$1,000	$1,069	$69	$—	$1,000	$993	$—	$(7)

The non-credit related portions of other-than-temporary impairment charges are included in other comprehensive income. Cumulative non-credit charges taken for securities still owned at December 31, 2017 and 2016, respectively, were $18.3 million and $21.0 million. Gross unrealized gains on such securities at December 31, 2017 and December 31, 2016 were $12.6 million and $11.7 million, respectively. Gross unrealized losses on such securities at December 31, 2017 and December 31, 2016 were $0.4 million and $0.3 million, respectively. These amounts represent the non-credit other-than-temporary impairment charges recorded in AOCI adjusted for subsequent changes in fair values and relate primarily to residential MBS.

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The following tables show gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2017 and 2016.

	Less Than Twelve Months			Twelve Months or More
2017	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
Fixed Maturities:
U.S. Government and government agencies	$(2)	$1,270	100%	$(1)	$210	100%
States, municipalities and political subdivision	(355)	36,667	99%	(650)	19,886	97%
Residential MBS	(10)	745	99%	(222)	4,700	95%
Commercial MBS	(51)	8,630	99%	—	—	—%
Asset-backed securities	(252)	46,249	99%	(848)	26,266	97%
Corporate and other	(1,239)	117,278	99%	(1,064)	45,501	98%

Total fixed maturities	$(1,909)	$210,839	99%	$(2,785)	$96,563	97%

Common stocks	$—	$—	—%	$—	$—	—%

Perpetual preferred stocks	$—	$—	—%	$—	$—	—%

	Less Than Twelve Months			Twelve Months or More
2016	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
Fixed Maturities:
U.S. Government and government agencies	$—	$210	100%	$—	$—	—%
States, municipalities and political subdivision	(3,613)	107,822	97%	(68)	1,556	96%
Residential MBS	(265)	18,068	99%	(345)	9,251	96%
Commercial MBS	(107)	8,954	99%	—	—	—%
Asset-backed securities	(1,716)	87,233	98%	(1,014)	33,454	97%
Corporate and other	(7,762)	318,017	98%	(1,542)	25,600	94%

Total fixed maturities	$(13,463)	$540,304	98%	$(2,969)	$69,861	96%

Common stocks	$(183)	$2,944	94%	$—	$—	—%

Perpetual preferred stocks	$(7)	$993	99%	$—	$—	—%

At December 31, 2017, the gross unrealized losses on fixed maturities of $4.7 million relate to 188 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 81% of the gross unrealized loss and 94% of the fair value.

The determination of whether unrealized losses are “other-than-temporary” requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)	the extent to which fair value is less than cost basis,

c)	cash flow projections received from independent sources,

d)	historical operating, balance sheet and cash flow data contained in issuer SEC filings and news releases,

e)	near-term prospects for improvement in the issuer and/or its industry,

f)	third party research and communications with industry specialists,

g)	financial models and forecasts,

h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)	discussions with issuer management, and

j)	ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

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AILIC analyzes its MBS for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2017, AILIC recorded less than $1 million in other-than-temporary impairment charges related to its residential MBS.

Management believes AILIC will recover its cost basis in the securities with unrealized losses and that AILIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2017. As discussed in Note A — “Accounting Policies — Investments,” effective January 1, 2018, all equity securities currently classified as “available for sale” will be required to be carried at fair value through net earnings instead of accumulated other comprehensive income and will therefore no longer be evaluated for other-than-temporary impairment.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in thousands).

	2017	2016	2015
Balance at January 1	$18,207	$19,054	$19,756
Additional credit impairments on:
Previously impaired securities	13	85	66
Securities without prior impairments	477	17	28
Reductions - disposals	(969)	(949)	(796)

Balance at December 31	$17,728	$18,207	$19,054

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2017 (in thousands). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	Amortized Cost	Fair Value
		Amount	%
Maturity
One year or less	$19,970	$20,326	1%
After one year through five years	546,795	570,518	23%
After five years through ten years	991,835	1,025,538	42%
After ten years	274,260	283,306	12%

	1,832,860	1,899,688	78%
MBS (average life of approximately 5 years)	209,628	232,283	9%
Asset-backed securities (average life of approximately 5 years)	324,251	326,795	13%

Total	$2,366,739	$2,458,766	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

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There were no investments in individual issuers that exceeded 10% of Shareholder’s Equity at December 31, 2017 or 2016.

The following table shows (in thousands) investment income earned and investment expenses incurred.

	2017	2016	2015
Investment income:
Fixed maturities	$107,124	$108,661	$109,750
Equity securities	718	705	798
Policy loans	3,968	4,043	4,031
Other	526	114	58

Gross investment income	112,336	113,523	114,637
Investment expenses	(516)	(594)	(740)

Net investment income	$111,820	$112,929	$113,897

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management fees charged by this subsidiary of $0.3 million in 2017, $0.4 million in 2016 and $0.5 million in 2015.

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed Maturities	Equity Securities	Other*	Tax Effects	Total
Year ended December 31, 2017
Realized before impairments	$2,347	$8	$623	$(1,043)	$1,935
Realized - impairments	(542)	(109)	238	145	(268)
Change in unrealized	23,919	713	(8,915)	2,087	17,804

Year ended December 31, 2016
Realized before impairments	$3,930	$65	$448	$(1,555)	$2,888
Realized - impairments	(282)	(185)	127	119	(221)
Change in unrealized	2,847	532	(620)	(965)	1,794

Year ended December 31, 2015
Realized before impairments	$2,354	$—	$266	$(917)	$1,703
Realized - impairments	(1,495)	(200)	613	379	(703)
Change in unrealized	(68,424)	(1,004)	30,923	13,476	(25,029)

*	Primarily adjustments to deferred policy acquisition costs related to annuities.

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Gross realized gains and losses (excluding impairment write-downs and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the statement of cash flows consisted of the following (in thousands):

	2017	2016	2015
Fixed maturities:
Gross gains	$3,892	$4,457	$2,524
Gross losses	(1,626)	(505)	(176)

Equity securities:
Gross gains	8	65	—
Gross losses	—	—	—

E.	Derivatives

As discussed under “Derivatives” in Note A – “Accounting Policies” to the financial statements, AILIC uses derivatives in certain areas of its operations.

Derivatives That Do Not Qualify for Hedge Accounting The following derivatives that do not qualify for hedge accounting under GAAP are included AILIC’s Balance Sheet at fair value (in thousands):

		December 31, 2017		December 31, 2016
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
MBS with embedded derivatives	Fixed maturities	$540	$—	$516	$—
Fixed-indexed annuities (embedded derivatives)	Annuity benefits accumulated Equity options - fixed indexed	—	89,002	—	67,794
Equity index call options	annuities	17,698	—	13,411	—

		$18,238	$89,002	$13,927	$67,794

The MBS with embedded derivatives consist primarily of interest-only MBS with interest rates that float inversely with short-term rates. AILIC records the entire change in the fair value of these securities in earnings. These investments are part of AILIC’s overall investment strategy and represent a small component of AILIC’s overall investment portfolio.

AILIC’s fixed-indexed annuities, which represent approximately one-third of annuity benefits accumulated at December 31, 2017, provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market or other financial index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. AILIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities and the related call options are considered derivatives. Fluctuations in interest rates and the stock market, among other factors, can cause volatility in the periodic measurement of fair value of the embedded derivative that management believes can be inconsistent with the long-term economics of these products.

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The following table summarizes the gain (loss) included in the Statement of Earnings for changes in the fair value of these derivatives that do not qualify for hedge accounting for 2017, 2016 and 2015 (in thousands):

Derivative	Statement of Earnings Line	2017	2016	2015
MBS with embedded derivatives	Realized gains on securities	$81	$(34)	$(62)
Fixed-indexed annuities
(embedded derivatives)(*)	Annuity benefits	(14,694)	(8,600)	(841)
Equity index call options	Annuity benefits	(11,724)	(3,553)	(1,327)

		$(26,337)	$(12,187)	$(2,230)

(*)The change in fair value of the embedded derivative includes gains (losses) related to unlocking of actuarial assumptions of ($0.2) million in 2017, ($2.1) million in 2016 and ($1.0) million in 2015.

F.	Deferred Policy Acquisition Costs

A progression of deferred policy acquisition costs is presented below (in thousands):

	Deferred Costs	Sales Inducements	Unrealized	Total
Balance at December 31, 2014	$115,836	$23,930	$(58,210)	$81,556
Additions	10,703	1,612	—	12,315
Amortization:
Periodic amortization	(20,852)	(3,435)	—	(24,287)
Annuity unlocking	4,447	389	—	4,836
Included in realized gains	749	116	—	865
Change in unrealized	—	—	30,254	30,254

Balance at December 31, 2015	110,883	22,612	(27,956)	105,539

Additions	9,995	1,216	—	11,211
Amortization:
Periodic amortization	(18,679)	(3,034)	—	(21,713)
Annuity unlocking	(1,037)	(19)	—	(1,056)
Included in realized gains	520	64	—	584
Change in unrealized	—	—	(536)	(536)

Balance at December 31, 2016	101,682	20,839	(28,492)	94,029

Additions	12,086	1,375	—	13,461
Amortization:
Periodic amortization	(15,363)	(2,814)	—	(18,177)
Annuity unlocking	6,151	391	—	6,542
Included in realized gains	736	122	—	858
Change in unrealized	—	—	(8,075)	(8,075)

Balance at December 31, 2017	$105,292	$19,913	$(36,567)	$88,638

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G.	Shareholder’s Equity

Accumulated Other Comprehensive Income, Net of Tax Comprehensive income is defined as all changes in Shareholder’s Equity except those arising from transactions with shareholders. Comprehensive income includes net earnings and other comprehensive income, which consists of changes in net unrealized gains or losses on available for sale securities.

The progression of the components of accumulated other comprehensive income follows (in thousands):

		Other Comprehensive Income
	AOCI Beginning Balance	Pretax	Tax	Net of tax	Other (c)	AOCI Ending Balance
Year ended December 31, 2017
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$18,282	$(6,397)	$11,885
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(2,565)	898	(1,667)

Total net unrealized gains on securities (b)	$25,006	$15,717	$(5,499)	$10,218	$7,586	$42,810

Year ended December 31, 2016
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$6,862	$(2,401)	$4,461
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(4,103)	1,436	(2,667)

Total net unrealized gains on securities (b)	$23,212	$2,759	$(965)	$1,794	$—	$25,006

Year ended December 31, 2015
Net unrealized gains on securities:
Unrealized holding gains (losses) on securities arising during the period		$(36,967)	$12,938	$(24,029)
Reclassification adjustment for realized (gains) losses included in net earnings (a)		(1,538)	538	(1,000)

Total net unrealized gains on securities (b)	$48,241	$(38,505)	$13,476	$(25,029)	$—	$23,212

(a)	The reclassification adjustment out of net unrealized gains on securities affected the following lines in AILIC’s Statement of Earnings

OCI component	Affected line in the Statement of Earnings
Pretax	Realized gains on securities
Tax	Provision for income taxes

(b)	Includes net unrealized gains of $5.6 million at December 31, 2017, and $4.2 million at both December 31, 2016 and 2015, respectively, related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.

(c)	Other includes the December 2017 reclassification of $7.6 million stranded in AOCI from accounting for the Tax Cuts and Jobs Act of 2017 to retained earnings (see Note A – “Accounting Policies – Income Taxes”).

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H.	Income Taxes

The following is a reconciliation of income taxes at the statutory rate of 35% to the provision for income taxes as shown in the

Statement of Earnings (dollars in thousands):

	2017		2016		2015
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT
Earnings before income taxes (“EBT”)	$38,366		$31,511		$35,808

Income taxes at statutory rate	$13,428	35%	$11,029	35%	$12,533	35%
Effect of permanent items:
Dividends received deduction	(1,036)	(3%)	(1,049)	(3%)	(917)	(3%)
Change in U.S. corporate tax rate	(16,308)	(43%)	—	—%	—	—%
Other	17	0%	195	1%	142	0%

Provision for income taxes as shown in the Statement of Earnings	$(3,899)	(11%)	$10,175	33%	$11,758	32%

The Tax Cuts and Jobs Act of 2017 (“TCJA”), which lowers the U.S corporate tax rate to 21% and makes other widespread changes to the U.S. tax code beginning in 2018, was enacted on December 22, 2017. Because the TCJA was enacted in December 2017, AILIC recorded the $16.3 million decrease in its net deferred tax asset resulting from the changes in the tax code (primarily the lower corporate tax rate applicable to 2018 and future years) in the fourth quarter of 2017.

The TCJA is subject to further clarification and interpretation by the U.S. Treasury Department and the Internal Revenue Service. For example, the TCJA changes the way that companies calculate their insurance claims and reserves for tax purposes, including revaluing those tax basis liabilities as of January 1, 2018, based on a methodology and discount factors that have not been published. The resulting transitional deferred tax liability (taxes payable over eight years under the TCJA) and offsetting increase in AILIC’s insurance claims and reserves deferred tax assets, were recorded at December 31, 2017 using reasonable estimates based on available information and should be considered provisional in accordance with the Securities and Exchange Commission Staff Accounting Bulletin No. 118 (“SAB 118”). Because the established transition liability was completely offset by an increase in related deferred tax assets, any adjustment to the provisional amount will not impact AILIC’s effective tax rate. In accordance with SAB 118, the insurance claims and reserves transitional deferred tax liability (and offsetting adjustment to the related deferred tax assets) and any other changes in deferred taxes resulting from clarification and interpretation of the TCJA provided during 2018 will be recorded in the period in which the guidance is published.

AILIC’s 2012- 2017 tax years remain subject to examination by the Internal Revenue Service (“IRS”).

AILIC did not have any earnings or losses subject to tax in a foreign jurisdiction for the years ended December 31, 2017, 2016 and 2015.

The total income tax provision (credit) consists of (in thousands):

	2017	2016	2015
Current taxes:
Federal	$11,412	$13,621	$9,725
State	125	299	173
Deferred taxes:
Federal	872	(3,745)	1,860
Impact of change in U.S. corporate tax rate	(16,308)	—	—

Total Federal deferred taxes	(15,436)	(3,745)	1,860

Provision for income taxes	$(3,899)	$10,175	$11,758

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Deferred income tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the Balance Sheet at December 31 were as follows (in thousands):

	2017			2016
	Excluding Unrealized Gains	Impact of Unrealized Gains	Total	Excluding Unrealized Gains	Impact of Unrealized Gains	Total
Deferred tax assets:
Insurance claims and reserves	$16,418	$427	$16,845	$22,186	$418	$22,604
Other, net	282	—	282	391	—	391

Total deferred tax assets	16,700	427	17,127	22,577	418	22,995
Deferred tax liabilities:
Investment securities	(1,223)	(19,483)	(20,706)	(1,115)	(23,854)	(24,969)
Insurance claims and reserves transition liability	(2,549)	—	(2,549)	—	—	—
Deferred policy acquisition costs	(26,013)	7,679	(18,334)	(42,399)	9,972	(32,427)

Total deferred tax liabilities	(29,785)	(11,804)	(41,589)	(43,514)	(13,882)	(57,396)

Net deferred tax liabilities	$(13,085)	$(11,377)	$(24,462)	$(20,937)	$(13,464)	$(34,401)

The decrease in AILIC’s net deferred tax asset at December 31, 2017 compared to December 31, 2016 reflects the impact of the change in the U.S. corporate tax rate.

The likelihood of realizing deferred tax assets is reviewed periodically; any adjustments required to the valuation allowance are made in the period during which developments requiring an adjustment become known.

AILIC did not have a liability for uncertain tax positions during 2017, 2016 or 2015.

Cash payments for income taxes, net of refunds, were $15.5 million, $14.3 million and $8.2 million in 2017, 2016 and 2015, respectively.

I.	Contingencies

AILIC is involved in litigation from time to time, generally arising in the ordinary course of business. This litigation may include, but is not limited to, general commercial disputes, lawsuits brought by policyholders, employment matters, reinsurance collection matters and actions challenging certain business practices of insurance subsidiaries. None of these matters are expected to have a material adverse impact on AILIC’s results of operations or financial condition.

J.	Insurance

At December 31, 2017, U.S. Treasury Notes with a fair value of $7.6 million were on deposit as required by the insurance departments of various states.

Statutory Information AILIC is required to file financial statements with state insurance regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Net earnings and capital surplus on a statutory basis for the Company were as follows (in thousands)

Net Earnings			Capital and Surplus
2017	2016	2015	2017	2016
$23,765	$18,841	$25,032	$294,698	$269,447

The National Association of Insurance Commissioners’ (“NAIC”) model law for risk based capital (“RBC”) applies to life insurance companies. RBC formulas determine the amount of capital that an insurance company needs so that is has an acceptable expectation of not becoming financially impaired. Companies below specific trigger points or ratios are subject to regulatory action. At December 31, 2017 and 2016, AILIC’s capital ratio substantially exceeded the RBC requirements. The Company did not use any prescribed or permitted statutory accounting practices that differed from the NAIC statutory accounting practices at December 31, 2017 or 2016.

24

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS – CONTINUED

The maximum amount of dividends that can be paid to stockholders in 2018 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2018 without prior approval is $29.2 million, based on policyholder surplus.

Fixed Annuities For certain products, the liability for “annuity benefits accumulated” includes reserves for excess benefits expected to be paid on future deaths and annuitizations and guaranteed withdrawal benefits. The liabilities included in AILIC’s Balance Sheet for these benefits, excluding the impact of unrealized gains on securities, were as follows at December 31 (in thousands):

	2017	2016
Excess death and annuitization	$602	$695
Guaranteed withdrawal benefits	4,604	3,489

Variable Annuities At December 31, 2017, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on that date) on AILIC’s variable annuity policies exceeded the fair value of the underlying variable annuities by $15.4 million, compared to $20.4 million at December 31, 2016. Death benefits paid in excess of the variable annuity account balances were $0.1 million in 2017, $0.5 million in 2016 and $0.3 million in 2015.

K.	Additional Information

Related Parties Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2017, 2016 and 2015, AILIC paid $16.0 million, $15.4 million and $15.3 million, respectively, for services to affiliates.

AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. AILIC paid $3.5 million in 2017, $3.8 million in 2016 and $4.5 million in 2015 to GAA, 100% of which was paid to other broker/dealers as commissions. GAA exited the retail brokerage business on August 3, 2010 after GAFRI announced a definitive agreement with Lincoln Investment Planning, Inc., an independent broker dealer.

Benefit Plans AILIC expensed approximately $0.4 million in both 2017 and 2016 and $0.3 million in 2015 for its retirement and employee savings plans.

25

PART C

Other Information

Note:	This Part C contains information related to Transition20 individual variable annuity contract (File No. 333-148387) and Annuity Investors Variable Account C.

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required Financial Statements are included in Part A or B of this Registration Statement.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company authorizing establishment of Annuity Investors Variable Account C. 4/

(2)	Not Applicable.

(3)	Distribution and Selling Agreements

(a)	Distribution Agreement between Annuity Investors Life Insurance Company and Great American Advisors, Inc. 4/

(b)	Form of Selling Agreement between Annuity Investors Life Insurance Company, Great American Advisors, Inc., and another broker-dealer. 4/

(4)	Individual and Group Contract Forms, Endorsements and Riders.

(a)	Form of Individual Flexible Premium Deferred Variable Annuity Contract (P1814507NW). [10]

(b)	Form of Enhanced Death Benefit Rider (R1815608NW). 9/

(c)	Form of Extended Care Waiver Rider (R6020808NW). 9/

(d)	Form of Terminal Illness Rider (R6019408NW). 9/

(e)	Form of Guaranteed Lifetime Withdrawal Benefit Rider (R1815408NW). 9/

(f)	Form of Guaranteed Minimum Withdrawal Benefit Rider (R1815508NW). 9/

(g)	Form of IRA Endorsement (E6003002NW). 9/

(h)	Form of Roth IRA Endorsement (E6003102NW). 9/

(i)	Form of SIMPLE IRA Endorsement (E6003202NW). 9/

(j)	Form of Inherited IRA Endorsement (E6014507NW). 9/

(k)	Form of Tax Sheltered Annuity Endorsement (TSA 403(b), and Employer Plan TSA) (E6003305NW). 9/

(l)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement (401(a) Pension or Profit Sharing) (E6003405NW). 9/

(m)	Form of Section 457 Governmental Plan Endorsement (E6003505). 9/

(n)	Form of Employer Plan Endorsement (Employer Plan TSA, 401(a) Pension or Profit Sharing, and Section 457 Governmental Plan) (EPLAN (Rev. 2/98)-3). 9/

1

(o)	Form of Loan Endorsement (TSA 403(b), Employer Plan TSA, 401(a) Pension or Profit Sharing, and Section 457 Governmental Plan) (E1808703NW). 9/

(5)	Applications

(a)	Form of Order Ticket (used in lieu of application) (A1814907NW). 9/

(6)	Organizational Documents

(a)	Articles of Incorporation of Annuity Investors Life Insurance Company. 1/

(i)	Amendment to Articles of Incorporation adopted April 9, 1996, and approved by Secretary of State of Ohio on July 11, 1996. 2/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996, and approved by Secretary of State of Ohio on December 3, 1996. 2/

(b)	Code of Regulations of Annuity Investors Life Insurance Company. 3/

(7)	Not Applicable.

(8)	Other Material Contracts.

(a)	Service Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (now Great American Financial Resources, Inc.). 2/

(b)	Agreement (GAA) between AAG Securities Inc. (now Great American Advisors, Inc.) and AAG Insurance Agency, Inc. 2/

(c)	Investment Services Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (now Great American Financial Resources, Inc.). 2/

(d)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company, AIM Advisors, Inc., and AIM Variable Insurance Funds. 4/

(i)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective July 1, 2002, to Participation Agreement. 4/

(ii)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment dated April 30, 2004, to Participation Agreement. 5/

(iii)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective May 1, 2008, to Participation Agreement. 11/

(iv)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2010, to Participation Agreement. 14/

(e)	AIM (Invesco): Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance Company and AIM Advisors, Inc. 4/

(i)	AIM (Invesco): Administrative Services Agreement dated as of October 1, 2016 between Annuity Investors Life Insurance Company and Invesco Advisors, Inc. 18/

(f)	AIM (Invesco): Agreement (Trademarks and Fund Names) dated April 4, 2001, among Annuity Investors Life Insurance Company, Great American Advisors, Inc., AIM Management Group, Inc., and AIM Variable Insurance Funds. 4/

(g)	AIM (Invesco): Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and AIM Distributors. 4/

2

(h)	AIM (Invesco): AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 11/

(i)	AIM (Invesco): Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 11/

(i)	AB (formerly AllianceBernstein) Variable Products Series Fund, Inc.: Participation Agreement among Annuity Investors Life Insurance Company, Great American Advisors, Inc., AllianceBernstein Investments, Inc. and AllianceBernstein Variable Products Series Fund, Inc. dated as of May 1, 2008. 11/

(i)	AB (formerly AllianceBernstein) Variable Insurance Products Fund, Inc.: Amendment No. 1 to Participation Agreement dated as of May 1, 2015. 17/

(j)	AB (formerly AllianceBernstein): Administration Services Agreement between Annuity Investors Life Insurance Company and AllianceBernstein Investments, Inc. dated as of May 1, 2008. 12/

(k)	American Century: Shareholder Services Agreement dated November 10, 2004, between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. 5/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 13//

(l)	American Century: Shareholder Information Agreement between American Century Investment Services, Inc. and Annuity Investors Life Insurance Company dated as of October 16, 2006. 11/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Information Agreement. 13//

(m)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC, and Annuity Investors Life Insurance Company. 8/

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 11/

(n)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 11/

(o)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 11/

(p)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC, and Annuity Investors Life Insurance Company. 8/

(i)	Davis Variable Account Fund: Amendment dated as of May 1, 2008 to Participation Agreement. 11/

(q)	Dreyfus: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Dreyfus Service Corporation. 4/

(r)	Dreyfus: Amended and Restated Letter Agreement dated April 24, 1997, between The Dreyfus Corporation and Annuity Investors Life Insurance Company. 2/

(i)	Dreyfus: Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement. 4/

(ii)	Dreyfus: Second Amendment dated December 1, 2004, to Agreement. 5/

(s)	Dreyfus Stock Index Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and Dreyfus Life And Annuity Index Fund, Inc. (Dreyfus Stock Index Fund). 2/

(i)	Dreyfus Stock Index Fund: Amendment dated July 1, 2002, to Participation Agreement. 4/

3

(ii)	Dreyfus Stock Index Fund: Amendment No. 2, dated October 12, 2011, to Fund Participation Agreement, dated November 21, 1995 as amended between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund, Inc. 15/

(t)	Dreyfus Socially Responsible Growth Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(i)	Dreyfus Socially Responsible Growth Fund: Amendment dated July 1, 2002, to Fund Participation Agreement. 4/

(ii)	Dreyfus Socially Responsible Growth Fund: Amendment No. 2, dated October 12, 2011, to Fund Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 15/

(u)	Dreyfus Variable Investment Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 2/

(i)	Dreyfus Variable Investment Fund: Amendment dated July 1 2002, to Participation Agreement. 4/

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007, to Participation Agreement. 8/

(iii)	Dreyfus Variable Investment Fund: Amendment No. 4 to Fund Participation Agreement, dated October 12, 2011, between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 15/

(v)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 11/

(w)	Deutsche (formerly DWS) Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 11/

(i)	Deutsche (formerly DWS) Variable Series I, Variable Series II and Investment VIT Funds: Amendment to Participation Agreement as of May 1, 2015. 17/

(x)	Deutsche (formerly DWS): Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May1, 2008. 11/

(i)	Deutsche (formerly DWS): Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. 13//

(y)	Deutsche (formerly DWS): Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 11/

(z)	Ibbotson Portfolios – ALPS Variable Insurance Trust (formerly Financial Investors Variable Insurance Trust): Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc., and ALPS Distributors, Inc. 8/

(i)	Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 11/

(ii)	Ibbotson Portfolios: Amendment dated April 30, 2013 to Fund Participation Agreement. 16/

(iii)	Ibbotson Portfolios: Amendment dated June 14, 2017 to Fund Participation Agreement. 19/

(aa)	Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 11/

4

(bb)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 8/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 11/

(ii)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 2 dated as of April 15, 2013 to Fund Participation Agreement. 16/

(iii)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement Addendum dated as of May 1, 2015. 17/

(cc)	Franklin Templeton Variable Insurance Products Trust: Administrative Services Agreement between Annuity Investors Life Insurance Company and Franklin Templeton Services, LLC. 11/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement. 11/

(dd)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 11/

(ee)	Janus Aspen Series: Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company. 4/

(i)	Janus Aspen Series: Amendment dated July 1, 2002, to Participation Agreement. 4/

(ii)	Janus Aspen Series: Amendment to Participation Agreement as of December 1, 2005. 7/

(iii)	Janus Aspen Series: Amendment to Participation Agreement dated as of May 1, 2008. 11/

(ff)	Janus: Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity Investors Life Insurance Company and Janus Distributors, Inc. 4/

(gg)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 11/

(hh)	Neuberger Berman Advisers Management Trust: Participation Agreement dated July 1, 2002, among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and Annuity Investors Life Insurance Company. 4/

(ii)	Neuberger Berman: Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company. 4/

(jj)	Neuberger Berman: Rule 22c-2 Shareholder Information Agreement between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company dated as of March 15, 2007. 11/

(kk)	Oppenheimer Variable Account Funds: Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Oppenheimer Variable Account Funds, and Oppenheimer Funds, Inc. 4/

(i)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company and the Oppenheimer Variable Account Funds. 6/

(ll)	Oppenheimer: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Oppenheimer Funds, Inc. 4/

(mm)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 11/

(nn)	PIMCO Variable Insurance Trust: Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 4/

5

(i)	PIMCO Variable Insurance Trust: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 15/

(oo)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004, to Participation Agreement among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors LLC. 5/

(i)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005, to Participation Agreement among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors, LLC. 7/

(ii)	PIMCO Variable Insurance Trust: Novation of and Amendment to Participation Agreement dated December 8, 2010, by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 14/

(iii)	PIMCO Variable Insurance Trust: Amendment to Participation Agreement by and among PIMCO Variable Insurance Trust, PIMCO Investments and Annuity Investors Life Insurance Company, dated May 1, 2015. 17/

(pp)	PIMCO: Services Agreement dated July 1, 2002, between Pacific Investment Management Company LLC and Annuity Investors Life Insurance Company. 4/

(qq)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 11/

(rr)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Participation Agreement dated May 1, 1997, among Annuity Investors Life Insurance Company, Morgan Stanley Universal Funds, Inc. (now The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (now Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (now Morgan Stanley Investments LP). 2/

(i)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997. 4/

(ii)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2007, to Participation Agreement. 8/

(ii)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 11/

(iii)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Amendment to Participation Agreement by and among Annuity Investors Life Insurance Company, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc. dated as of May 1, 2015. 17/

(v)	Morgan Stanley (formerly Van Kampen) Universal Institutional Funds: Servicing Agreement dated May 1, 2015. 17/

(ss)	Morgan Stanley (formerly Van Kampen): Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Morgan Stanley Investment Management Inc., and Morgan Stanley Investments LP. 4/

(i)	Morgan Stanley (formerly Van Kampen): Letter Agreement dated May 1, 2015 among The Universal Institutional Fund, Morgan Stanley Investment Advisors, and Annuity Investors Life Insurance Company. 17/

(tt)	Morgan Stanley (formerly Van Kampen): Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 11/

(uu)	Wilshire Variable Insurance Trust: Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc., and Annuity Investors Life Insurance Company. 8/

6

(i)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement between Wilshire Variable Insurance Trust and Annuity Investors Life Insurance Company dated as of May 1, 2008. 12/

(ii)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, Ultimus Fund Distributors, LLC and Annuity Investors Life Insurance Company dated as of October 1, 2016. 18/

(9)	Opinion and Consent of Counsel. 10/

(10)	Consent of Independent Registered Public Accounting Firm. FW/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. FW/

(99.1)	AFG Organizational Chart as of December 31, 2017. FW/

1/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account B on December 23, 1996. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
2/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account B on June 3, 1997. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
3/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account B on November 17, 1998. 1933 Act File No. 333-51955, 1940 Act File No. 811-08017
4/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on July 25, 2002. 1933 Act File No. 333-88300, 1940 Act File No. 811-21095
5/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors Variable Account C on or about March 1, 2005. 1933 Act File No. 333-88302, 1940 Act File No. 811-21095
6/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account A on or about April 27, 2005. 1933 Act File No. 033-65409, 1940 Act File No. 811-07299
7/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors Variable Account B on April 28, 2006. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
8/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors Variable Account B on May 1, 2007. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017
9/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 25, 2008. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
10/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 25, 2008. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
11/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 27, 2009. 1933 Act File No. 333-148676 (Access100), 1940 Act File No. 811-21095

7

12/	Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors Variable Account C on February 16, 2010.

1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095

13/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account C on or about April 28, 2010. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
14/	Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A on or about April 20, 2011. 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299
15/	Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors Variable Account A on or about April 30, 2013. 1933 Act File No. 033-59861(Nauticus), 1940 Act File No. 811-07299.
16/	Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors Variable Account C on April 25, 2014. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
17/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors Variable Account C on April 28, 2015. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
18/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account C on or about April 30, 2017. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095
19/	Incorporated by reference to Post-Effective Amendment No. 26 filed on behalf of Annuity Investors Variable Account B on or about April 30, 2018. 1933 Act File No. 333-19725 (Independence), 1940 Act File No. 811-08017
FW/	Filed herewith.

8

Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

The principal business address of each director and officer of Annuity Investors Life Insurance Company is 301 East Fourth Street, Cincinnati, Ohio 45202.

Name	Positions and Offices With the Company
Stephen Craig Lindner	Director, Chief Executive Officer
Christopher P. Miliano	Director, Executive Vice President, Chief Financial Officer & Treasurer
Mark F. Muething	Director and President & Assistant Secretary
Michael J. Prager	Director
Jeffrey G. Hester	Director
John P. Gruber	Senior Vice President, General Counsel & Chief Compliance Officer
Adrienne Baglier	Senior Vice President-Operations
Michael H. Haney	Vice President
Rebecca Schriml	Vice President
Brian Sponaugle	Vice President
Richard L. Sutton	Assistant Vice President & Appointed Actuary
Eugene M. Breen	Appointed Actuary
H. Kim Baird	Assistant Treasurer
William C. Ellis	Assistant Treasurer

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant

The Depositor, Annuity Investors Life Insurance Company®, is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

Annuity Investors Variable Account C is a segregated asset account of Annuity Investors Life Insurance Company.

A chart indicating the persons controlled by or under common control with the Company is filed herewith as Exhibit 99.1.

Item 27. Number of Contract Owners

As of February 28, 2018, there were 54 Individual Contract Owners of which 46 were qualified and 8 were non-qualified.

Item 28. Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

9

Item 29. Principal Underwriter

(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account C.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of Great American Advisors, Inc. is 301 East Fourth Street, 11th Floor, Cincinnati, Ohio 45202.

Name	Position with Great American Advisors, Inc.
Mark Francis Muething	Vice President, Secretary & Chief Legal Officer and Director
Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer
Athena Purdon	Treasurer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the Company at its administrative office located at 301 East Fourth Street, Cincinnati OH 45202.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 11 to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on April 19, 2018.

ANNUITY INVESTORS® VARIABLE ACCOUNT C
(Registrant)
By: /s/ S. Craig Lindner
S. Craig Lindner*
Chief Executive Officer and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)
By: /s/ S. Craig Lindner
S. Craig Lindner*
Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ S. Craig Lindner	Chief Executive Officer & Director
S. Craig Lindner*	April 19, 2018

/s/ Christopher P. Miliano	Executive Vice President, Chief Financial Officer, Treasurer & Director
Christopher P. Miliano*	April 19, 2018

/s/ Mark F. Muething	President, Assistant Secretary & Director
Mark F. Muething*	April 19, 2018

/s/ Michael J. Prager	Director
Michael J. Prager*	April 19, 2018

/s/ Jeffrey G. Hester	Director
Jeffrey G. Hester*	April 19, 2018

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact	April 19, 2018

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EXHIBIT INDEX

Exhibit No.	Description of Exhibit

10	Consent of Independent Registered Public Accounting Firm.

99	Powers of Attorney.

99.1	AFG Organizational Chart as of December 31, 2017.

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